UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05159

RS Investment Trust

(Exact name of registrant as specified in charter)

One Bush Street, Suite 900 San Francisco, CA	94104
(Address of principal executive offices)	(Zip code)

Matthew H. Scanlan

c/o RS Investments

One Bush Street, Suite 900

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-766-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

RS GROWTH FUNDS

Class A, C, K and Y Shares

RS SMALL CAP GROWTH FUND

RS SELECT GROWTH FUND

RS MID CAP GROWTH FUND

RS GROWTH FUND

RS TECHNOLOGY FUND

RS SMALL CAP EQUITY FUND

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Investments Overview

CEO’s Letter	1

Understanding Your Fund’s Expenses	3

RS Investments

Alternatives | Fixed Income | Growth | International | Natural Resources | Value

Alternatives	Growth	RS Emerging Markets Small Cap Fund
RS Focused Opportunity Fund	RS Small Cap Growth Fund*	RS China Fund
RS Focused Growth Opportunity Fund	RS Select Growth Fund
	RS Mid Cap Growth Fund	Natural Resources
Fixed Income	RS Growth Fund	RS Global Natural Resources Fund
RS Investment Quality Bond Fund	RS Technology Fund
RS Low Duration Bond Fund	RS Small Cap Equity Fund*	Value
RS High Yield Fund		RS Partners Fund*
RS Tax-Exempt Fund	International	RS Value Fund
RS High Income Municipal Bond Fund	RS International Fund	RS Large Cap Alpha Fund
RS Floating Rate Fund	RS Global Fund	RS Investors Fund
RS Strategic Income Fund	RS Emerging Markets Fund

*	The Fund is currently offered only to certain investors. Please contact RS Investments for more information.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2015.

CEO’S LETTER

Matthew H. Scanlan CEO, RS Investments

Dear RS Funds Shareholder,

The active versus passive debate seems to be hotter than ever. Passive investing has gained popularity over the past few years, and on the surface, the reason may seem clear: In 2014, 78% of active managers lagged their relevant benchmarks. So it’s no surprise that actively managed domestic equity funds saw $13 billion in net withdrawals last year, while their passively managed counterparts (index funds and ETFs) received $244 billion in net subscriptions.

But as always, it would behoove investors to dig a little deeper. When you “buy the benchmark” with a passive approach, that investment seeks to replicate the performance of a particular index. Yet benchmarks do not always represent the optimal portfolio of assets within a given opportunity set. In fact, like any portfolio, a benchmark can perform well or poorly depending on design and market conditions.

Understanding benchmark construction provides a clearer picture of passive investing — and what to expect in terms of performance through different market environments. New research from RS Investments explores the active decisions that go into benchmark design and construction. We found that those decisions can lead to biases in benchmarks, so even passive strategies involve active decisions, with the decisions made by benchmark providers rather than by fund managers.

The question is, who do you want to trust to make those active decisions? Personally, I’d prefer that my chosen portfolio manager select my stocks.

While passive investing has gained popularity, we’ve noticed that the concept of high-conviction active investing is also attractive to investors, many of whom are exploring new approaches to capture alpha (a measure of performance on a risk-adjusted basis). In fact, one key takeaway from our research is that investors can blend the best of index and active exposures to create an optimal portfolio. That blend includes high-conviction active managers, in those cases where the investor has confidence that the manager has the ability to exceed expectations.

We always aim to exceed expectations, and we appreciate the confidence you’ve placed in us. In the pages that follow, you’ll find an update on the RS Funds. It includes important information about your investment with our firm.

Please visit www.rsinvestments.com for additional insights and the latest commentary from our investment teams.

Sincerely,

Matthew H. Scanlan

Chief Executive Officer

THIS PAGE NOT PART OF YOUR FUND REPORT	www.rsinvestments.com	1

CEO’S LETTER

As with all mutual funds, the value of an investment in a Fund could decline, so you could lose money.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. To obtain a copy, please call 800.766.3863 or visit www.rsinvestments.com.

RS Funds are distributed by RS Funds Distributor LLC, member: FINRA, SIPC. ©2015 RS Investment Management Co. LLC

2	www.rsinvestments.com	THIS PAGE NOT PART OF YOUR FUND REPORT

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, to June 30, 2015. The table below shows the Funds’ expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Based on Actual Return		Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15-6/30/15	Expense Ratio During Period 1/1/15-6/30/15
RS Small Cap Growth Fund	Class A	$1,000.00	$1,128.80	$7.23	1.37%
	Class C	$1,000.00	$1,124.50	$11.27	2.14%
	Class K	$1,000.00	$1,126.70	$9.33	1.77%
	Class Y	$1,000.00	$1,130.50	$5.60	1.06%

www.rsinvestments.com	3

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

Based on Actual Return		Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15-6/30/15	Expense Ratio During Period 1/1/15-6/30/15
RS Select Growth Fund	Class A	$1,000.00	$1,081.60	$7.23	1.40%
	Class C	$1,000.00	$1,077.40	$11.23	2.18%
	Class K	$1,000.00	$1,078.80	$9.84	1.91%
	Class Y	$1,000.00	$1,082.90	$5.89	1.14%
RS Mid Cap Growth Fund	Class A	$1,000.00	$1,053.10	$6.47	1.27%
	Class C	$1,000.00	$1,048.80	$10.72	2.11%
	Class K	$1,000.00	$1,050.10	$9.00	1.77%
	Class Y	$1,000.00	$1,054.90	$5.15	1.01%
RS Growth Fund	Class A	$1,000.00	$1,031.60	$5.54	1.10%
	Class C	$1,000.00	$1,027.40	$9.70	1.93%
	Class K	$1,000.00	$1,028.30	$8.60	1.71%
	Class Y	$1,000.00	$1,032.70	$4.18	0.83%
RS Technology Fund	Class A	$1,000.00	$1,020.40	$7.51	1.50%
	Class C	$1,000.00	$1,016.00	$11.65	2.33%
	Class K	$1,000.00	$1,017.80	$9.81	1.96%
	Class Y	$1,000.00	$1,021.30	$6.16	1.23%
RS Small Cap Equity Fund	Class A	$1,000.00	$1,134.30	$6.99	1.32%
	Class C	$1,000.00	$1,130.40	$11.09	2.10%
	Class K	$1,000.00	$1,131.70	$9.25	1.75%
	Class Y	$1,000.00	$1,129.20	$5.60	1.06%
Based on Hypothetical Return (5% Return Before Expenses)
RS Small Cap Growth Fund	Class A	$1,000.00	$1,018.00	$6.85	1.37%
	Class C	$1,000.00	$1,014.18	$10.69	2.14%
	Class K	$1,000.00	$1,016.02	$8.85	1.77%
	Class Y	$1,000.00	$1,019.54	$5.31	1.06%
RS Select Growth Fund	Class A	$1,000.00	$1,017.85	$7.00	1.40%
	Class C	$1,000.00	$1,013.98	$10.89	2.18%
	Class K	$1,000.00	$1,015.32	$9.54	1.91%
	Class Y	$1,000.00	$1,019.14	$5.71	1.14%
RS Mid Cap Growth Fund	Class A	$1,000.00	$1,018.50	$6.36	1.27%
	Class C	$1,000.00	$1,014.33	$10.54	2.11%
	Class K	$1,000.00	$1,016.02	$8.85	1.77%
	Class Y	$1,000.00	$1,019.79	$5.06	1.01%
RS Growth Fund	Class A	$1,000.00	$1,019.34	$5.51	1.10%
	Class C	$1,000.00	$1,015.22	$9.64	1.93%
	Class K	$1,000.00	$1,016.32	$8.55	1.71%
	Class Y	$1,000.00	$1,020.68	$4.16	0.83%
RS Technology Fund	Class A	$1,000.00	$1,017.36	$7.50	1.50%
	Class C	$1,000.00	$1,013.24	$11.63	2.33%
	Class K	$1,000.00	$1,015.08	$9.79	1.96%
	Class Y	$1,000.00	$1,018.70	$6.16	1.23%
RS Small Cap Equity Fund	Class A	$1,000.00	$1,018.25	$6.61	1.32%
	Class C	$1,000.00	$1,014.38	$10.49	2.10%
	Class K	$1,000.00	$1,016.12	$8.75	1.75%
	Class Y	$1,000.00	$1,019.54	$5.31	1.06%
*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	www.rsinvestments.com

Financial Information

Six-Month Period Ended June 30, 2015

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 97.2%
Advertising Agencies – 0.7%
Constant Contact, Inc.(1)	586,950	$16,880,682

		16,880,682
Aerospace – 2.7%
HEICO Corp., Class A	746,888	37,919,504
Teledyne Technologies, Inc.(1)	247,467	26,110,243

		64,029,747
Air Transport – 1.5%
Allegiant Travel Co.	204,230	36,328,432

		36,328,432
Asset Management & Custodian – 0.9%
WisdomTree Investments, Inc.	962,460	21,140,434

		21,140,434
Auto Parts – 1.0%
Tenneco, Inc.(1)	434,820	24,976,061

		24,976,061
Back Office Support, HR and Consulting – 2.8%
Ritchie Bros. Auctioneers, Inc.	1,244,060	34,734,155
TrueBlue, Inc.(1)	1,097,300	32,809,270

		67,543,425
Banks: Diversified – 1.7%
Western Alliance Bancorp(1)	1,188,120	40,110,931

		40,110,931
Biotechnology – 16.7%
Amicus Therapeutics, Inc.(1)	1,984,854	28,085,684
aTyr Pharma, Inc.(1)	497,003	9,204,496
Bluebird Bio, Inc.(1)	188,285	31,701,546
Blueprint Medicines Corp.(1)	363,780	9,636,532
Celyad, ADR(1)	165,430	8,605,669
Chimerix, Inc.(1)	487,910	22,541,442
Galapagos N.V., ADR(1)	209,140	10,770,710
Ignyta, Inc.(1)	677,160	10,218,344
Immune Design Corp.(1)	545,762	11,269,985
Kite Pharma, Inc.(1)	301,370	18,374,529
Ligand Pharmaceuticals, Inc.(1)	320,110	32,299,099
Lion Biotechnologies, Inc.(1)	1,211,590	11,110,280
Loxo Oncology, Inc.(1)(2)	882,740	15,915,802
Neurocrine Biosciences, Inc.(1)	525,800	25,112,208
Receptos, Inc.(1)	115,542	21,958,757
Repligen Corp.(1)	644,440	26,596,039

6	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Biotechnology (continued)
Sage Therapeutics, Inc.(1)	281,786	$20,570,378
Spark Therapeutics, Inc.(1)	253,940	15,304,964
Tekmira Pharmaceuticals Corp.(1)	722,440	8,568,138
Ultragenyx Pharmaceutical, Inc.(1)	253,794	25,985,968
Vital Therapies, Inc.(1)(2)	1,236,782	26,096,100
Zafgen, Inc.(1)	340,270	11,783,550

		401,710,220
Building Materials – 1.5%
Caesarstone Sdot-Yam Ltd.	137,830	9,446,868
Headwaters, Inc.(1)	1,527,790	27,836,334

		37,283,202
Chemicals: Diversified – 1.3%
Chemtura Corp.(1)	1,098,873	31,109,095

		31,109,095
Communications Technology – 1.7%
RingCentral, Inc., Class A(1)	2,221,920	41,083,301

		41,083,301
Computer Services, Software & Systems – 11.5%
Barracuda Networks, Inc.(1)	713,419	28,265,661
Black Knight Financial Services, Inc., Class A(1)	330,706	10,208,894
comScore, Inc.(1)	824,970	43,937,902
Demandware, Inc.(1)	237,850	16,906,378
LogMeIn, Inc.(1)	1,078,817	69,572,909
Proofpoint, Inc.(1)	1,084,885	69,074,628
The Ultimate Software Group, Inc.(1)	236,603	38,883,337

		276,849,709
Consumer Lending – 1.7%
PRA Group, Inc.(1)	649,837	40,491,343

		40,491,343
Diversified Materials & Processing – 1.8%
Hexcel Corp.	876,316	43,587,958

		43,587,958
Electronic Entertainment – 1.5%
Take-Two Interactive Software, Inc.(1)	1,272,670	35,087,512

		35,087,512
Entertainment – 1.6%
IMAX Corp.(1)	985,247	39,675,897

		39,675,897
Financial Data & Systems – 4.3%
Blackhawk Network Holdings, Inc.(1)	708,792	29,202,230

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	7

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Financial Data & Systems (continued)
Euronet Worldwide, Inc.(1)	840,162	$51,837,996
Heartland Payment Systems, Inc.	397,820	21,502,171

		102,542,397
Foods – 3.1%
Freshpet, Inc.(1)	1,462,478	27,202,091
Pinnacle Foods, Inc.	1,027,940	46,812,387

		74,014,478
Health Care Services – 2.5%
Acadia Healthcare Co., Inc.(1)	416,522	32,626,168
ExamWorks Group, Inc.(1)	680,980	26,626,318
Teladoc, Inc.(1)(3)	48,160	915,040

		60,167,526
Hotel/Motel – 1.8%
La Quinta Holdings, Inc.(1)	1,875,530	42,855,861

		42,855,861
Household Furnishings – 1.5%
Restoration Hardware Holdings, Inc.(1)	359,090	35,057,957

		35,057,957
Leisure Time – 2.4%
ClubCorp Holdings, Inc.	900,710	21,508,955
Marriott Vacations Worldwide Corp.	387,290	35,533,857

		57,042,812
Medical & Dental Instruments & Supplies – 5.4%
AtriCure, Inc.(1)	1,269,508	31,280,677
Entellus Medical, Inc.(1)	617,971	15,986,910
Intersect ENT, Inc.(1)	457,110	13,087,059
STERIS Corp.	510,420	32,891,465
West Pharmaceutical Services, Inc.	619,165	35,961,103

		129,207,214
Medical Equipment – 3.5%
DexCom, Inc.(1)	379,604	30,360,728
NxStage Medical, Inc.(1)	2,673,000	38,183,805
Zeltiq Aesthetics, Inc.(1)	520,830	15,348,860

		83,893,393
Office Supplies & Equipment – 1.3%
Steelcase, Inc., Class A	1,679,739	31,763,864

		31,763,864
Oil: Crude Producers – 1.3%
Carrizo Oil & Gas, Inc.(1)	306,120	15,073,349
Diamondback Energy, Inc.(1)	220,540	16,624,305

		31,697,654

8	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Oil: Refining And Marketing – 0.5%
Western Refining, Inc.	273,600	$11,934,432

		11,934,432
Oil Well Equipment & Services – 0.6%
RigNet, Inc.(1)	468,951	14,335,832

		14,335,832
Pharmaceuticals – 0.5%
Ascendis Pharma A/S, ADR(1)	708,910	12,462,638

		12,462,638
Restaurants – 5.1%
Papa John’s International, Inc.	463,170	35,020,284
Popeyes Louisiana Kitchen, Inc.(1)	467,770	28,061,522
Red Robin Gourmet Burgers, Inc.(1)	515,960	44,279,687
Wingstop, Inc.(1)	519,440	14,752,096

		122,113,589
Scientific Instruments: Electrical – 0.7%
Littelfuse, Inc.	179,400	17,023,266

		17,023,266
Securities Brokerage & Services – 0.4%
MarketAxess Holdings, Inc.	113,903	10,566,781

		10,566,781
Semiconductors & Components – 3.9%
M/A-COM Technology Solutions Holdings, Inc.(1)	932,830	35,680,747
Monolithic Power Systems, Inc.	539,050	27,335,226
Tower Semiconductor Ltd.(1)	2,019,520	31,181,389

		94,197,362
Specialty Retail – 2.4%
Boot Barn Holdings, Inc.(1)	870,440	27,854,080
Lithia Motors, Inc., Class A	255,250	28,884,090

		56,738,170
Steel – 1.3%
Steel Dynamics, Inc.	1,519,050	31,467,121

		31,467,121
Textiles, Apparel & Shoes – 2.1%
Carter’s, Inc.	224,740	23,889,862
G-III Apparel Group Ltd.(1)	365,796	25,733,749

		49,623,611
Truckers – 1.0%
Knight Transportation, Inc.	943,550	25,230,527

		25,230,527

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	9

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Utilities: Telecommunications – 1.0%
Cogent Communications Holdings, Inc.	689,730	$23,340,463

		23,340,463
Total Common Stocks (Cost $1,941,659,879)		2,335,164,897

	Principal Amount	Value
Repurchase Agreements – 3.0%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $72,138,000, due 7/1/2015(4)	$72,138,000	72,138,000
Total Repurchase Agreements (Cost $72,138,000)		72,138,000
Total Investments - 100.2% (Cost $2,013,797,879)		2,407,302,897
Other Liabilities, Net - (0.2)%		(3,940,736)
Total Net Assets - 100.0%		$2,403,362,161

(1)	Non-income-producing security.
(2)	Affiliated issuer. See 2d in Notes to Financial Statements.
(3)	Fair valued security. See 1a in Notes to Financial Statements.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Bond	3.75%	11/15/2043	$73,586,288

Legend:

ADR – American Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks

Other	$2,334,249,857	$—	$—	$2,334,249,857

Teladoc, Inc.	—	—	915,040	915,040

Repurchase Agreements	—	72,138,000	—	72,138,000

Total	$2,334,249,857	$72,138,000	$915,040	$2,407,302,897

10	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP GROWTH FUND

The following is a reconcillation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)

Balance as of 12/31/2014	$—

Change in unrealized appreciation/depreciation	—

Net realized gain/loss	—

Purchases	915,040

Sales	—

Transfers into/out of Level 3	—

Balance as of 6/30/2015	$915,040

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of Level 3 investments:

Security	Fair Value at 6/30/2015	Valuation Technique	Unobservable Input	Range of Unobservable Inputs

Teladoc, Inc.	$915,040	Purchase price	Initial public- offering price (1)	$19.00 per share

(1)	The Fund invested in this security offered in an initial public offering on June 30, 2015. Trading commenced on July 1, 2015.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	11

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 99.6%
Advertising Agencies – 1.0%
Constant Contact, Inc.(1)	292,650	$8,416,614

		8,416,614
Aerospace – 3.9%
HEICO Corp., Class A	375,413	19,059,718
Teledyne Technologies, Inc.(1)	134,002	14,138,551

		33,198,269
Air Transport – 2.3%
Allegiant Travel Co.	107,870	19,187,916

		19,187,916
Asset Management & Custodian – 2.4%
SEI Investments Co.	183,230	8,983,767
WisdomTree Investments, Inc.	531,230	11,668,467

		20,652,234
Auto Parts – 2.3%
Gentex Corp.	1,173,700	19,272,154

		19,272,154
Back Office Support, HR and Consulting – 3.2%
Ritchie Bros. Auctioneers, Inc.	576,750	16,102,860
Robert Half International, Inc.	195,270	10,837,485

		26,940,345
Banks: Diversified – 2.5%
PrivateBancorp, Inc.	277,700	11,058,014
SVB Financial Group(1)	67,805	9,762,564

		20,820,578
Biotechnology – 5.6%
Cepheid, Inc.(1)	205,830	12,586,504
Ligand Pharmaceuticals, Inc.(1)	232,770	23,486,493
Repligen Corp.(1)	266,166	10,984,671

		47,057,668
Building Materials – 1.6%
Headwaters, Inc.(1)	761,110	13,867,424

		13,867,424
Chemicals: Specialty – 1.5%
Quaker Chemical Corp.	143,289	12,729,795

		12,729,795
Computer Services, Software & Systems – 11.6%
Barracuda Networks, Inc.(1)	304,710	12,072,610
Black Knight Financial Services, Inc., Class A(1)	170,473	5,262,502
GoDaddy, Inc., Class A(1)	368,000	10,373,920

12	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SELECT GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Computer Services, Software & Systems (continued)
LogMeIn, Inc.(1)	481,327	$31,040,778
PTC, Inc.(1)	312,080	12,801,522
Rackspace Hosting, Inc.(1)	212,410	7,899,528
The Ultimate Software Group, Inc.(1)	81,356	13,370,045
TransUnion(1)	215,250	5,402,775

		98,223,680
Consumer Lending – 2.5%
PRA Group, Inc.(1)	338,710	21,105,020

		21,105,020
Containers & Packaging – 1.4%
Graphic Packaging Holding Co.	875,940	12,201,844

		12,201,844
Diversified Materials & Processing – 3.0%
Hexcel Corp.	506,138	25,175,304

		25,175,304
Entertainment – 2.4%
IMAX Corp.(1)	504,085	20,299,503

		20,299,503
Financial Data & Systems – 4.3%
Euronet Worldwide, Inc.(1)	448,295	27,659,801
Heartland Payment Systems, Inc.	157,059	8,489,039

		36,148,840
Foods – 2.9%
Pinnacle Foods, Inc.	543,930	24,770,572

		24,770,572
Health Care Facilities – 1.6%
Universal Health Services, Inc., Class B	97,825	13,900,933

		13,900,933
Health Care Services – 3.1%
ExamWorks Group, Inc.(1)	324,811	12,700,110
Premier, Inc., Class A(1)	362,000	13,922,520

		26,622,630
Hotel/Motel – 2.4%
La Quinta Holdings, Inc.(1)	879,680	20,100,688

		20,100,688
Household Furnishings – 3.7%
Fortune Brands Home & Security, Inc.	274,670	12,585,379
Restoration Hardware Holdings, Inc.(1)	194,128	18,952,717

		31,538,096

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	13

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Leisure Time – 1.8%
Six Flags Entertainment Corp.	343,660	$15,413,151

		15,413,151
Luxury Items – 2.0%
Signet Jewelers Ltd.	129,655	16,626,957

		16,626,957
Medical & Dental Instruments & Supplies – 4.0%
STERIS Corp.	230,900	14,879,196
West Pharmaceutical Services, Inc.	320,466	18,612,665

		33,491,861
Medical Equipment – 3.2%
DexCom, Inc.(1)	39,110	3,128,018
Hologic, Inc.(1)	306,880	11,679,853
IDEXX Laboratories, Inc.(1)	197,532	12,669,702

		27,477,573
Office Supplies & Equipment – 1.9%
Knoll, Inc.	643,516	16,107,205

		16,107,205
Oil: Crude Producers – 1.8%
Carrizo Oil & Gas, Inc.(1)	157,140	7,737,574
Diamondback Energy, Inc.(1)	103,080	7,770,170

		15,507,744
Pharmaceuticals – 5.3%
Horizon Pharma PLC(1)	643,630	22,359,706
Jazz Pharmaceuticals PLC(1)	127,477	22,444,876

		44,804,582
Recreational Vehicles & Boats – 1.7%
Brunswick Corp.	287,420	14,618,181

		14,618,181
Restaurants – 3.3%
Papa John’s International, Inc.	195,970	14,817,292
Popeyes Louisiana Kitchen, Inc.(1)	218,667	13,117,833

		27,935,125
Securities Brokerage & Services – 0.6%
MarketAxess Holdings, Inc.	58,293	5,407,842

		5,407,842
Semiconductors & Components – 4.2%
M/A-COM Technology Solutions Holdings, Inc.(1)	441,661	16,893,533
Monolithic Power Systems, Inc.	204,150	10,352,447
Qorvo, Inc.(1)	102,670	8,241,321

		35,487,301

14	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SELECT GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Textiles, Apparel & Shoes – 1.8%
Carter’s, Inc.	141,907	$15,084,714

		15,084,714
Truckers – 1.4%
Old Dominion Freight Line, Inc.(1)	172,947	11,865,029

		11,865,029
Utilities: Telecommunications – 1.4%
Zayo Group Holdings, Inc.(1)	450,030	11,574,772

		11,574,772
Total Common Stocks (Cost $643,534,498)		843,632,144

	Principal Amount	Value
Repurchase Agreements – 1.2%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $10,432,000, due 7/1/2015(2)	$10,432,000	10,432,000
Total Repurchase Agreements (Cost $10,432,000)		10,432,000
Total Investments - 100.8% (Cost $653,966,498)		854,064,144
Other Liabilities, Net - (0.8)%		(6,861,710)
Total Net Assets - 100.0%		$847,202,434

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Bond	3.75%	11/15/2043	$10,643,600

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	15

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$843,632,144	$—	$—	$843,632,144

Repurchase Agreements	—	10,432,000	—	10,432,000

Total	$843,632,144	$10,432,000	$—	$854,064,144

16	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 93.8%
Aerospace – 5.2%
BE Aerospace, Inc.	69,000	$3,788,100
Rockwell Collins, Inc.	49,700	4,589,795
Teledyne Technologies, Inc.(1)	38,515	4,063,718

		12,441,613
Air Transport – 1.5%
JetBlue Airways Corp.(1)	175,300	3,639,228

		3,639,228
Asset Management & Custodian – 2.4%
Affiliated Managers Group, Inc.(1)	14,470	3,163,142
SEI Investments Co.	51,140	2,507,394

		5,670,536
Auto Parts – 2.0%
Gentex Corp.	295,990	4,860,156

		4,860,156
Back Office Support, HR and Consulting – 2.8%
Ritchie Bros. Auctioneers, Inc.	162,440	4,535,325
Robert Half International, Inc.	38,360	2,128,980

		6,664,305
Banks: Diversified – 1.4%
Signature Bank(1)	22,345	3,271,085

		3,271,085
Beverage: Brewers & Distillers – 3.0%
Constellation Brands, Inc., Class A	62,630	7,266,333

		7,266,333
Biotechnology – 3.0%
Bluebird Bio, Inc.(1)	17,370	2,924,587
Juno Therapeutics, Inc.(1)	27,390	1,460,709
Kite Pharma, Inc.(1)	23,960	1,460,841
Receptos, Inc.(1)	6,800	1,292,340

		7,138,477
Computer Services, Software & Systems – 7.0%
Akamai Technologies, Inc.(1)	47,990	3,350,662
Black Knight Financial Services, Inc., Class A(1)	46,740	1,442,864
Infoblox, Inc.(1)	132,020	3,460,244
LinkedIn Corp., Class A(1)	20,060	4,144,998
PTC, Inc.(1)	71,700	2,941,134
TransUnion(1)	58,800	1,475,880

		16,815,782

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	17

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Containers & Packaging – 1.5%
Rock-Tenn Co., Class A	60,840	$3,662,568

		3,662,568
Diversified Financial Services – 1.9%
Raymond James Financial, Inc.	74,691	4,450,090

		4,450,090
Diversified Materials & Processing – 1.8%
Hexcel Corp.	88,420	4,398,011

		4,398,011
Diversified Retail – 2.5%
Dollar Tree, Inc.(1)	75,380	5,954,266

		5,954,266
Drug & Grocery Store Chains – 0.9%
The Kroger Co.	30,460	2,208,655

		2,208,655
Electronic Entertainment – 3.0%
Activision Blizzard, Inc.	187,970	4,550,754
King Digital Entertainment PLC	186,140	2,652,495

		7,203,249
Financial Data & Systems – 3.0%
Euronet Worldwide, Inc.(1)	96,240	5,938,008
Global Payments, Inc.	11,370	1,176,226

		7,114,234
Foods – 2.8%
Pinnacle Foods, Inc.	149,280	6,798,211

		6,798,211
Health Care Facilities – 1.4%
Universal Health Services, Inc., Class B	24,060	3,418,926

		3,418,926
Hotel/Motel – 1.9%
Hilton Worldwide Holdings, Inc.(1)	166,250	4,580,187

		4,580,187
Household Furnishings – 3.2%
Fortune Brands Home & Security, Inc.	79,150	3,626,653
Restoration Hardware Holdings, Inc.(1)	41,240	4,026,261

		7,652,914
Leisure Time – 1.9%
Six Flags Entertainment Corp.	103,490	4,641,526

		4,641,526

18	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS MID CAP GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Luxury Items – 1.9%
Signet Jewelers Ltd.	35,965	$4,612,152

		4,612,152
Medical & Dental Instruments & Supplies – 3.8%
Edwards Lifesciences Corp.(1)	27,520	3,919,674
STERIS Corp.	36,880	2,376,547
Zimmer Biomet Holdings, Inc.	25,645	2,801,203

		9,097,424
Medical Equipment – 3.9%
Hologic, Inc.(1)	85,230	3,243,854
IDEXX Laboratories, Inc.(1)	32,010	2,053,121
Illumina, Inc.(1)	18,880	4,122,637

		9,419,612
Oil: Crude Producers – 1.5%
Concho Resources, Inc.(1)	15,395	1,752,875
Diamondback Energy, Inc.(1)	24,000	1,809,120

		3,561,995
Oil: Refining And Marketing – 0.5%
Tesoro Corp.	13,630	1,150,508

		1,150,508
Oil Well Equipment & Services – 0.5%
Dril-Quip, Inc.(1)	15,440	1,161,860

		1,161,860
Pharmaceuticals – 3.3%
BioMarin Pharmaceutical, Inc.(1)	32,570	4,454,925
Jazz Pharmaceuticals PLC(1)	18,930	3,333,005

		7,787,930
Production Technology Equipment – 1.2%
Lam Research Corp.	34,360	2,795,186

		2,795,186
Real Estate Investment Trusts – 0.9%
Equinix, Inc.	8,880	2,255,520

		2,255,520
Real Estate Services – 2.0%
CBRE Group, Inc., Class A(1)	126,510	4,680,870

		4,680,870
Recreational Vehicles & Boats – 1.8%
Brunswick Corp.	86,000	4,373,960

		4,373,960
Securities Brokerage & Services – 1.4%
Intercontinental Exchange, Inc.	14,525	3,247,935

		3,247,935

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	19

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Semiconductors & Components – 3.6%
Avago Technologies Ltd.	20,920	$2,780,895
NXP Semiconductors N.V.(1)	36,050	3,540,110
Qorvo, Inc.(1)	28,470	2,285,287

		8,606,292
Specialty Retail – 5.5%
CarMax, Inc.(1)	66,430	4,398,330
Netflix, Inc.(1)	5,240	3,442,366
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	34,170	5,277,556

		13,118,252
Steel – 1.6%
Steel Dynamics, Inc.	186,720	3,867,905

		3,867,905
Textiles, Apparel & Shoes – 3.6%
Carter’s, Inc.	38,492	4,091,700
lululemon athletica, Inc.(1)	69,180	4,517,454

		8,609,154
Truckers – 1.4%
Old Dominion Freight Line, Inc.(1)	49,505	3,396,290

		3,396,290
Utilities: Telecommunications – 1.3%
Zayo Group Holdings, Inc.(1)	119,310	3,068,653

		3,068,653
Total Common Stocks (Cost $201,729,561)		224,661,850

	Principal Amount	Value
Repurchase Agreements – 1.3%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $3,147,000, due 7/1/2015(2)	$3,147,000	3,147,000
Total Repurchase Agreements (Cost $3,147,000)		3,147,000
Total Investments - 95.1% (Cost $204,876,561)		227,808,850
Other Assets, Net - 4.9%		11,666,458
Total Net Assets - 100.0%		$239,475,308

(1)	Non-income-producing security.

20	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS MID CAP GROWTH FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Bond	3.75%	11/15/2043	$3,213,375

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$224,661,850	$—	$—	$224,661,850

Repurchase Agreements	—	3,147,000	—	3,147,000

Total	$224,661,850	$3,147,000	$—	$227,808,850

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	21

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 97.6%
Aerospace – 4.5%
BE Aerospace, Inc.	92,810	$5,095,269
Rockwell Collins, Inc.	69,240	6,394,314

		11,489,583
Air Transport – 3.3%
FedEx Corp.	28,640	4,880,256
Southwest Airlines Co.	111,540	3,690,859

		8,571,115
Back Office Support, HR and Consulting – 1.3%
Robert Half International, Inc.	61,870	3,433,785

		3,433,785
Beverage: Brewers & Distillers – 3.2%
Constellation Brands, Inc., Class A	71,785	8,328,496

		8,328,496
Biotechnology – 8.9%
Biogen, Inc.(1)	23,550	9,512,787
Bluebird Bio, Inc.(1)	15,210	2,560,908
Celgene Corp.(1)	81,620	9,446,290
Receptos, Inc.(1)	6,980	1,326,549

		22,846,534
Computer Services, Software & Systems – 8.3%
Akamai Technologies, Inc.(1)	63,070	4,403,547
Facebook, Inc., Class A(1)	149,630	12,833,017
Google, Inc., Class C(1)	7,751	4,034,473

		21,271,037
Computer Technology – 4.9%
Apple, Inc.	100,527	12,608,599

		12,608,599
Containers & Packaging – 2.7%
Rock-Tenn Co., Class A	114,190	6,874,238

		6,874,238
Cosmetics – 2.3%
The Estee Lauder Companies, Inc., Class A	67,070	5,812,286

		5,812,286
Diversified Financial Services – 2.7%
Raymond James Financial, Inc.	115,426	6,877,081

		6,877,081
Diversified Manufacturing Operations – 2.7%
Illinois Tool Works, Inc.	75,754	6,953,460

		6,953,460

22	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Diversified Retail – 5.0%
Amazon.com, Inc.(1)	16,560	$7,188,530
Dollar Tree, Inc.(1)	73,210	5,782,858

		12,971,388
Drug & Grocery Store Chains – 2.8%
The Kroger Co.	98,150	7,116,857

		7,116,857
Electronic Entertainment – 2.1%
Activision Blizzard, Inc.	222,940	5,397,377

		5,397,377
Financial Data & Systems – 2.4%
Visa, Inc., Class A	94,022	6,313,577

		6,313,577
Foods – 2.8%
Pinnacle Foods, Inc.	155,860	7,097,864

		7,097,864
Health Care Facilities – 1.4%
Universal Health Services, Inc., Class B	24,650	3,502,765

		3,502,765
Hotel/Motel – 2.0%
Hilton Worldwide Holdings, Inc.(1)	190,770	5,255,714

		5,255,714
Medical & Dental Instruments & Supplies – 3.5%
Edwards Lifesciences Corp.(1)	38,020	5,415,188
Zimmer Biomet Holdings, Inc.	33,325	3,640,090

		9,055,278
Medical Equipment – 2.1%
Illumina, Inc.(1)	25,400	5,546,344

		5,546,344
Oil: Crude Producers – 1.8%
EOG Resources, Inc.	52,035	4,555,664

		4,555,664
Paints & Coatings – 1.5%
The Sherwin-Williams Co.	13,980	3,844,780

		3,844,780
Pharmaceuticals – 4.1%
Gilead Sciences, Inc.	90,040	10,541,883

		10,541,883
Production Technology Equipment – 1.8%
Lam Research Corp.	55,760	4,536,076

		4,536,076

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	23

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

June 30, 2015 (unaudited)	Shares	Value
Real Estate Investment Trusts – 1.5%
Equinix, Inc.	14,910	$3,787,140

		3,787,140
Real Estate Services – 2.9%
CBRE Group, Inc., Class A(1)	203,300	7,522,100

		7,522,100
Restaurants – 2.8%
Starbucks Corp.	133,470	7,155,994

		7,155,994
Semiconductors & Components – 3.6%
Avago Technologies Ltd.	32,350	4,300,286
NXP Semiconductors N.V.(1)	49,730	4,883,486

		9,183,772
Specialty Retail – 6.5%
CarMax, Inc.(1)	72,350	4,790,294
The Home Depot, Inc.	52,155	5,795,985
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	39,090	6,037,450

		16,623,729
Textiles, Apparel & Shoes – 2.2%
Lululemon athletica, Inc.(1)	85,610	5,590,333

		5,590,333
Total Common Stocks (Cost $203,549,536)		250,664,849

	Principal Amount	Value
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $1,697,000, due 7/1/2015(2)	$1,697,000	1,697,000
Total Repurchase Agreements (Cost $1,697,000)		1,697,000
Total Investments - 98.3% (Cost $205,246,536)		252,361,849
Other Assets, Net - 1.7%		4,339,841
Total Net Assets - 100.0%		$256,701,690

(1)	Non-income-producing security.

24	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS GROWTH FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Bond	3.75%	11/15/2043	$1,736,350

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$250,664,849	$—	$—	$250,664,849

Repurchase Agreements	—	1,697,000	—	1,697,000

Total	$250,664,849	$1,697,000	$—	$252,361,849

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	25

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 98.2%
Advertising Agencies – 1.5%
Constant Contact, Inc.(1)	84,440	$2,428,494

		2,428,494
Biotechnology – 4.9%
Biogen, Inc.(1)	5,220	2,108,567
Bluebird Bio, Inc.(1)	5,500	926,035
Celgene Corp.(1)	15,560	1,800,836
Celyad, ADR(1)	15,180	789,664
Ignyta, Inc.(1)	29,640	447,268
Juno Therapeutics, Inc.(1)	11,370	606,362
Kite Pharma, Inc.(1)	16,370	998,079
Lion Biotechnologies, Inc.(1)	43,830	401,921

		8,078,732
Communications Technology – 3.6%
Infinera Corp.(1)	159,970	3,356,171
RingCentral, Inc., Class A(1)	141,790	2,621,697

		5,977,868
Computer Services, Software & Systems – 41.9%
Akamai Technologies, Inc.(1)	31,570	2,204,217
Alarm.com Holdings, Inc.(1)	35,000	538,300
Apigee Corp.(1)	60,000	595,800
Barracuda Networks, Inc.(1)	47,520	1,882,742
Citrix Systems, Inc.(1)	23,720	1,664,195
CommVault Systems, Inc.(1)	62,970	2,670,558
comScore, Inc.(1)	49,540	2,638,500
Cornerstone OnDemand, Inc.(1)	64,730	2,252,604
Criteo S.A., ADR(1)	57,140	2,723,864
Facebook, Inc., Class A(1)	119,660	10,262,640
Fortinet, Inc.(1)	74,900	3,095,617
Google, Inc., Class C(1)	8,688	4,522,191
Guidewire Software, Inc.(1)	40,000	2,117,200
Infoblox, Inc.(1)	136,680	3,582,383
LinkedIn Corp., Class A(1)	17,050	3,523,042
LogMeIn, Inc.(1)	92,540	5,967,905
MINDBODY, Inc., Class A(1)	78,410	1,084,410
Proofpoint, Inc.(1)	79,800	5,080,866
PTC, Inc.(1)	45,700	1,874,614
Qlik Technologies, Inc.(1)	66,800	2,335,328
Rackspace Hosting, Inc.(1)	43,588	1,621,038
Salesforce.com, Inc.(1)	33,000	2,297,790
ServiceNow, Inc.(1)	24,200	1,798,302

26	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TECHNOLOGY FUND

June 30, 2015 (unaudited)	Shares	Value
Computer Services, Software & Systems (continued)
The Ultimate Software Group, Inc.(1)	10,030	$1,648,330
Yelp, Inc.(1)	35,980	1,548,219

		69,530,655
Computer Technology – 3.6%
Silicon Graphics International Corp.(1)	198,730	1,285,783
Super Micro Computer, Inc.(1)	70,300	2,079,474
Western Digital Corp.	33,350	2,615,307

		5,980,564
Diversified Retail – 3.2%
Amazon.com, Inc.(1)	12,060	5,235,125

		5,235,125
Electronic Entertainment – 5.2%
Activision Blizzard, Inc.	138,200	3,345,822
King Digital Entertainment PLC	172,030	2,451,428
Take-Two Interactive Software, Inc.(1)	105,200	2,900,364

		8,697,614
Energy Equipment – 1.2%
SunPower Corp.(1)	67,780	1,925,630

		1,925,630
Entertainment – 1.9%
IMAX Corp.(1)	80,300	3,233,681

		3,233,681
Financial Data & Systems – 2.4%
Blackhawk Network Holdings, Inc.(1)	46,810	1,928,572
Euronet Worldwide, Inc.(1)	34,410	2,123,097

		4,051,669
Medical Equipment – 1.9%
Illumina, Inc.(1)	14,300	3,122,548

		3,122,548
Pharmaceuticals – 1.9%
Gilead Sciences, Inc.	26,565	3,110,230

		3,110,230
Production Technology Equipment – 2.2%
Lam Research Corp.	44,610	3,629,024

		3,629,024
Real Estate Investment Trusts – 1.8%
Equinix, Inc.	11,710	2,974,340

		2,974,340
Semiconductors & Components – 18.1%
Avago Technologies Ltd.	12,540	1,666,942
Intersil Corp., Class A	192,270	2,405,298

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	27

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

June 30, 2015 (unaudited)	Shares	Value
Semiconductors & Components (continued)
Lattice Semiconductor Corp.(1)	459,980	$2,709,282
M/A-COM Technology Solutions Holdings, Inc.(1)	68,044	2,602,683
Marvell Technology Group Ltd.	208,940	2,754,874
Micron Technology, Inc.(1)	89,560	1,687,310
Monolithic Power Systems, Inc.	65,300	3,311,363
NXP Semiconductors N.V.(1)	43,910	4,311,962
O2Micro International Ltd., ADR(1)	242,312	630,011
Qorvo, Inc.(1)	31,510	2,529,308
SunEdison, Inc.(1)	91,750	2,744,243
Tower Semiconductor Ltd.(1)	173,941	2,685,649

		30,038,925
Transportation Miscellaneous – 1.1%
Echo Global Logistics, Inc.(1)	57,490	1,877,623

		1,877,623
Utilities: Telecommunications – 1.8%
Boingo Wireless, Inc.(1)	142,070	1,173,498
Zayo Group Holdings, Inc.(1)	68,600	1,764,392

		2,937,890
Total Common Stocks (Cost $128,123,519)		162,830,612

	Principal Amount	Value
Repurchase Agreements — 2.2%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $3,619,000, due 7/1/2015(2)	$3,619,000	3,619,000
Total Repurchase Agreements (Cost $3,619,000)		3,619,000
Total Investments - 100.4% (Cost $131,742,519)		166,449,612
Other Liabilities, Net - (0.4)%		(672,357)
Total Net Assets - 100.0%		$165,777,255

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.25%	11/15/2024	$3,691,450

Legend:

ADR – American Depositary Receipt.

28	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TECHNOLOGY FUND

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$162,830,612	$—	$—	$162,830,612

Repurchase Agreements	—	3,619,000	—	3,619,000

Total	$162,830,612	$3,619,000	$—	$166,449,612

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	29

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 98.9%
Advertising Agencies – 0.7%
Constant Contact, Inc.(1)	22,740	$654,002

		654,002
Aerospace – 2.7%
HEICO Corp., Class A	26,199	1,330,123
Teledyne Technologies, Inc.(1)	9,820	1,036,108

		2,366,231
Air Transport – 1.5%
Allegiant Travel Co.	7,400	1,316,312

		1,316,312
Asset Management & Custodian – 0.9%
WisdomTree Investments, Inc.	35,380	777,122

		777,122
Auto Parts – 1.0%
Tenneco, Inc.(1)	15,450	887,448

		887,448
Back Office Support, HR and Consulting – 4.4%
Ritchie Bros. Auctioneers, Inc.	44,120	1,231,830
Robert Half International, Inc.	24,026	1,333,443
TrueBlue, Inc.(1)	41,103	1,228,980

		3,794,253
Banks: Diversified – 1.7%
Western Alliance Bancorp(1)	42,710	1,441,890

		1,441,890
Biotechnology – 17.0%
Amicus Therapeutics, Inc.(1)	73,656	1,042,232
aTyr Pharma, Inc.(1)	18,177	336,638
Bluebird Bio, Inc.(1)	6,965	1,172,697
Blueprint Medicines Corp.(1)	13,500	357,615
Celyad, ADR(1)	5,980	311,080
Chimerix, Inc.(1)	17,693	817,417
Galapagos N.V., ADR(1)	7,600	391,400
Ignyta, Inc.(1)	24,740	373,327
Immune Design Corp.(1)	23,560	486,514
Kite Pharma, Inc.(1)	10,920	665,792
Ligand Pharmaceuticals, Inc.(1)	11,690	1,179,521
Lion Biotechnologies, Inc.(1)	43,630	400,087
Loxo Oncology, Inc.(1)	37,050	668,012
Neurocrine Biosciences, Inc.(1)	19,220	917,947
Receptos, Inc.(1)	4,265	810,563

30	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP EQUITY FUND

June 30, 2015 (unaudited)	Shares	Value
Biotechnology (continued)
Repligen Corp.(1)	23,294	$961,343
Sage Therapeutics, Inc.(1)	10,218	745,914
Spark Therapeutics, Inc.(1)	9,310	561,114
Tekmira Pharmaceuticals Corp.(1)	26,050	308,953
Ultragenyx Pharmaceutical, Inc.(1)	9,277	949,872
Vital Therapies, Inc.(1)	45,178	953,256
Zafgen, Inc.(1)	12,270	424,910

		14,836,204
Building Materials – 1.6%
Caesarstone Sdot-Yam Ltd.	5,060	346,813
Headwaters, Inc.(1)	55,742	1,015,619

		1,362,432
Chemicals: Diversified – 1.3%
Chemtura Corp.(1)	39,456	1,116,999

		1,116,999
Communications Technology – 1.8%
RingCentral, Inc., Class A(1)	84,098	1,554,972

		1,554,972
Computer Services, Software & Systems – 11.6%
Barracuda Networks, Inc.(1)	28,542	1,130,834
Black Knight Financial Services, Inc., Class A(1)	12,020	371,057
comScore, Inc.(1)	29,781	1,586,136
Demandware, Inc.(1)	8,730	620,528
LogMeIn, Inc.(1)	39,330	2,536,392
Proofpoint, Inc.(1)	38,810	2,471,033
The Ultimate Software Group, Inc.(1)	8,268	1,358,763

		10,074,743
Consumer Lending – 1.7%
PRA Group, Inc.(1)	23,888	1,488,461

		1,488,461
Diversified Materials & Processing – 1.6%
Hexcel Corp.	28,620	1,423,559

		1,423,559
Electronic Entertainment – 1.4%
Take-Two Interactive Software, Inc.(1)	43,850	1,208,945

		1,208,945
Entertainment – 1.6%
IMAX Corp.(1)	34,400	1,385,288

		1,385,288

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	31

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

June 30, 2015 (unaudited)	Shares	Value
Financial Data & Systems – 4.3%
Blackhawk Network Holdings, Inc.(1)	26,050	$1,073,260
Euronet Worldwide, Inc.(1)	30,945	1,909,307
Heartland Payment Systems, Inc.	14,660	792,373

		3,774,940
Foods – 3.0%
Freshpet, Inc.(1)	52,950	984,870
Pinnacle Foods, Inc.	36,380	1,656,745

		2,641,615
Health Care Services – 2.5%
Acadia Healthcare Co., Inc.(1)	15,040	1,178,083
ExamWorks Group, Inc.(1)	23,890	934,099
Teladoc, Inc.(1)(2)	1,760	33,440

		2,145,622
Hotel/Motel – 1.9%
La Quinta Holdings, Inc.(1)	70,820	1,618,237

		1,618,237
Household Furnishings – 1.4%
Restoration Hardware Holdings, Inc.(1)	12,720	1,241,854

		1,241,854
Leisure Time – 2.5%
ClubCorp Holdings, Inc.	32,960	787,085
Marriott Vacations Worldwide Corp.	15,040	1,379,920

		2,167,005
Medical & Dental Instruments & Supplies – 5.1%
AtriCure, Inc.(1)	43,751	1,078,025
Entellus Medical, Inc.(1)	22,375	578,841
Intersect ENT, Inc.(1)	16,480	471,822
STERIS Corp.	17,690	1,139,944
West Pharmaceutical Services, Inc.	20,920	1,215,034

		4,483,666
Medical Equipment – 3.5%
DexCom, Inc.(1)	13,917	1,113,081
NxStage Medical, Inc.(1)	94,852	1,354,961
Zeltiq Aesthetics, Inc.(1)	19,170	564,940

		3,032,982
Office Supplies & Equipment – 1.4%
Steelcase, Inc., Class A	63,031	1,191,916

		1,191,916

32	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP EQUITY FUND

June 30, 2015 (unaudited)	Shares	Value
Oil: Crude Producers – 1.3%
Carrizo Oil & Gas, Inc.(1)	11,080	$545,579
Diamondback Energy, Inc.(1)	8,020	604,548

		1,150,127
Oil: Refining & Marketing – 0.5%
Western Refining, Inc.	10,000	436,200

		436,200
Oil Well Equipment & Services – 0.6%
RigNet, Inc.(1)	16,309	498,566

		498,566
Pharmaceuticals – 0.5%
Ascendis Pharma A/S, ADR(1)	25,380	446,180

		446,180
Restaurants – 5.1%
Papa John’s International, Inc.	16,430	1,242,272
Popeyes Louisiana Kitchen, Inc.(1)	17,610	1,056,424
Red Robin Gourmet Burgers, Inc.(1)	18,670	1,602,260
Wingstop, Inc.(1)	18,930	537,612

		4,438,568
Scientific Instruments: Electrical – 0.7%
Littelfuse, Inc.	6,530	619,632

		619,632
Securities Brokerage & Services – 0.4%
MarketAxess Holdings, Inc.	4,192	388,892

		388,892
Semiconductors & Components – 4.0%
M/A-COM Technology Solutions Holdings, Inc.(1)	33,760	1,291,320
Monolithic Power Systems, Inc.	20,270	1,027,892
Tower Semiconductor Ltd.(1)	75,483	1,165,457

		3,484,669
Specialty Retail – 2.4%
Boot Barn Holdings, Inc.(1)	32,220	1,031,040
Lithia Motors, Inc., Class A	9,640	1,090,862

		2,121,902
Steel – 1.3%
Steel Dynamics, Inc.	55,455	1,148,750

		1,148,750
Textiles, Apparel & Shoes – 2.0%
Carter’s, Inc.	8,090	859,967
G-III Apparel Group Ltd.(1)	13,180	927,213

		1,787,180

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	33

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

June 30, 2015 (unaudited)	Shares	Value
Truckers – 1.1%
Knight Transportation, Inc.	35,830	$958,094

		958,094
Utilities: Telecommunications – 0.9%
Cogent Communications Holdings, Inc.	23,190	784,750

		784,750
Total Common Stocks (Cost $66,638,712)		86,250,208

	Principal Amount	Value
Repurchase Agreements – 2.1%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $1,868,000, due 7/1/2015(3)	$1,868,000	1,868,000
Total Repurchase Agreements (Cost $1,868,000)		1,868,000
Total Investments - 101.0% (Cost $68,506,712)		88,118,208
Other Liabilities, Net - (1.0)%		(890,177)
Total Net Assets - 100.0%		$87,228,031

(1)	Non-income-producing security.
(2)	Fair valued security. See 1a in Notes to Financial Statements.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.25%	11/15/2024	$1,905,425

Legend:

ADR – American Depositary Receipt.

34	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP EQUITY FUND

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks

Other	$86,216,768	$—	$—	$86,216,768

Teladoc	—	—	33,440	33,440

Repurchase Agreements	—	1,868,000	—	1,868,000

Total	$86,216,768	$1,868,000	$33,440	$88,118,208

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)

Balance as of 12/31/2014	$—

Change in unrealized appreciation/depreciation	—

Net realized gain/loss	—

Purchases	33,440

Sales	—

Transfers into/out of Level 3	—

Balance as of 6/30/2015	$33,440

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of Level 3 investments:

Security	Fair Value at 6/30/2015	Valuation Technique	Unobservable Input	Range of Unobservable Inputs

Teladoc, Inc.	$33,440	Purchase price	Initial public- offering price (1)	$19.00 per share

(1)	The Fund invested in this security offered in an initial public offering on June 30, 2015. Trading commenced on July 1, 2015.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	35

FINANCIAL INFORMATION

Statements of Assets and Liabilities As of June 30, 2015 (unaudited)	RS Small Cap Growth
Assets
Investments in unaffiliated issuers, at value	$2,365,290,995
Investments in affiliated issuers, at value	42,011,902

Investments in securities, at value	2,407,302,897
Cash	1,711,663
Receivable for fund shares subscribed	16,291,249
Receivable for investments sold	9,548,866
Dividends receivable	648,617
Prepaid expenses	272,000

Total Assets	2,435,775,292

Liabilities
Payable for investments purchased	27,609,257
Payable for fund shares redeemed	2,835,358
Payable to adviser	1,852,833
Payable to distributor	31,255
Accrued trustees’ fees	20,512
Payable to custodian	—
Accrued expenses/other liabilities	63,916

Total Liabilities	32,413,131

Total Net Assets	$2,403,362,161

Net Assets Consist of:
Paid-in capital	$1,941,078,700
Accumulated net investment loss	(6,811,670)
Accumulated net realized gain/(loss) from investments	75,590,113
Net unrealized appreciation on investments	393,505,018

Total Net Assets	$2,403,362,161

Investments in Unaffiliated Issuers, at Cost	$1,977,175,219

Investments in Affiliated Issuers, at Cost	$36,622,660

Pricing of Shares
Net Assets:
Class A	$791,925,738
Class C	24,842,996
Class K	4,920,128
Class Y	1,581,673,299
Shares of Beneficial Interest Outstanding with No Par Value:
Class A	10,705,649
Class C	367,265
Class K	70,118
Class Y	20,868,599
Net Asset Value Per Share:
Class A	$73.97
Class C	67.64
Class K	70.17
Class Y	75.79
Sales Charge Class A (Load)	4.75%
Maximum Offering Price Per Class A Share	$77.66

36	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Select Growth	RS Mid Cap Growth	RS Growth	RS Technology	RS Small Cap Equity

$854,064,144	$227,808,850	$252,361,849	$166,449,612	$88,118,208
—	—	—	—	—

854,064,144	227,808,850	252,361,849	166,449,612	88,118,208
—	—	—	—	—
1,481,909	7,447,978	219,509	57,450	1,207
1,287,450	4,815,136	4,530,232	230,589	315,372
212,451	102,245	169,410	60,202	23,988
58,493	45,639	36,924	32,355	35,829

857,104,447	240,219,848	257,317,924	166,830,208	88,494,604

4,590,646	407,977	—	490,000	943,932
4,306,792	109,002	371,562	322,623	199,957
678,457	144,019	139,260	141,188	54,125
22,316	6,447	9,150	5,815	3,185
12,754	3,020	4,011	2,913	1,253
50,415	11,462	8,756	9,482	1,088
240,633	62,613	83,495	80,932	63,033

9,902,013	744,540	616,234	1,052,953	1,266,573

$847,202,434	$239,475,308	$256,701,690	$165,777,255	$87,228,031

$596,658,353	$256,806,619	$188,090,773	$118,333,971	$47,933,763
(3,304,939)	(438,481)	(268,712)	(741,683)	(394,225)
53,751,374	(39,825,119)	21,764,316	13,477,874	20,076,997
200,097,646	22,932,289	47,115,313	34,707,093	19,611,496

$847,202,434	$239,475,308	$256,701,690	$165,777,255	$87,228,031

$653,966,498	$204,876,561	$205,246,536	$131,742,519	$68,506,712

$—	$—	$—	$—	$—

$273,512,266	$111,055,444	$209,186,645	$117,314,044	$76,025,559
90,988,104	17,601,479	12,645,175	11,301,064	912,570
1,116,370	1,848,787	1,193,836	1,393,420	4,573,715
481,585,694	108,969,598	33,676,034	35,768,727	5,716,187

5,289,958	5,235,575	11,256,139	6,342,277	3,382,873
1,894,821	900,365	748,082	683,518	60,165
23,304	91,777	67,056	81,241	224,609
9,147,950	5,020,402	1,778,902	1,865,012	252,589

$51.70	$21.21	$18.58	$18.50	$22.47
48.02	19.55	16.90	16.53	15.17
47.90	20.14	17.80	17.15	20.36
52.64	21.71	18.93	19.18	22.63
4.75%	4.75%	4.75%	4.75%	4.75%
$54.28	$22.27	$19.51	$19.42	$23.59

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	37

FINANCIAL INFORMATION

Statements of Operations For the Six-Month Period Ended June 30, 2015 (unaudited)	RS Small Cap Growth
Investment Income
Dividends	$3,323,725
Withholding taxes on foreign dividends	(34,941)

Total Investment Income	3,288,784

Expenses
Investment advisory fees	7,965,124
Distribution fees	987,941
Transfer agent fees	768,191
Professional fees	90,626
Shareholder reports	67,543
Registration fees	67,468
Administrative service fees	48,743
Trustees’ fees	40,766
Custodian fees	40,505
Insurance expense	10,633
Other expenses	12,914

Total Expenses	10,100,454

Less: Fee waiver by adviser	—

Total Expenses, Net	10,100,454

Net Investment Loss	(6,811,670)

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments
Net realized gain from investments	62,043,316
Net realized loss from investments in affiliated issuers	(120,231)
Net change in unrealized appreciation/depreciation on investments	124,770,667
Net change in unrealized appreciation/depreciation on investments in affiliated issuers	7,064,037

Net Gain on Investments	193,757,789

Net Increase in Net Assets Resulting from Operations	$186,946,119

38	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Select Growth	RS Mid Cap Growth	RS Growth	RS Technology	RS Small Cap Equity

$2,270,625	$873,302	$1,177,807	$621,982	$170,653
(22,898)	(5,652)	—	(348)	(1,596)

2,247,727	867,650	1,177,807	621,634	169,057

4,155,596	906,397	978,633	910,226	318,420
783,161	216,925	334,319	222,198	109,153
503,594	132,819	140,013	126,359	43,550
67,187	27,397	30,468	26,060	18,519
46,392	9,150	11,121	9,556	4,326
39,931	33,939	30,956	30,734	29,677
32,840	8,752	11,249	8,516	4,162
26,013	6,332	8,257	5,977	2,592
29,352	19,175	18,164	17,969	30,886
11,893	1,631	2,926	2,573	1,522
11,185	2,668	3,635	3,149	1,624

5,707,144	1,365,185	1,569,741	1,363,317	564,431

(154,478)	(59,054)	(123,222)	—	(1,149)

5,552,666	1,306,131	1,446,519	1,363,317	563,282

(3,304,939)	(438,481)	(268,712)	(741,683)	(394,225)

51,129,230	12,481,963	15,639,250	11,249,551	17,493,768
—	—	—	—	—
17,944,846	(1,459,274)	(7,155,048)	(6,491,259)	(8,003,826)
—	—	—	—	—

69,074,076	11,022,689	8,484,202	4,758,292	9,489,942

$65,769,137	$10,584,208	$8,215,490	$4,016,609	$9,095,717

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	39

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS Small Cap Growth

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment loss	$(6,811,670)	$(10,095,827)
Net realized gain from investments	61,923,085	66,597,490
Net change in unrealized appreciation/depreciation on investments	131,834,704	37,036,256

Net Increase/(Decrease) in Net Assets Resulting from Operations	186,946,119	93,537,919

Distributions to Shareholders
Net investment income
Class A	—	(5,097,201)
Class C	—	(30,359)
Class K	—	(13,263)
Class Y	—	(5,440,666)
Net realized gain on investments
Class A	—	(31,557,487)
Class C	—	(643,491)
Class K	—	(140,729)
Class Y	—	(25,275,213)

Total Distributions	—	(68,198,409)

Capital Share Transactions
Proceeds from sales of shares	1,242,195,868	583,166,890
Reinvestment of distributions	—	65,035,260
Cost of shares redeemed	(163,822,732)	(328,830,002)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	1,078,373,136	319,372,148

Net Increase/(Decrease) in Net Assets	1,265,319,255	344,711,658

Net Assets
Beginning of period	1,138,042,906	793,331,248

End of period	$2,403,362,161	$1,138,042,906

Accumulated Undistributed Net Investment Loss Included in Net Assets	$(6,811,670)	$—

Other Information:
Shares
Sold	17,100,362	9,081,025
Reinvested	—	991,933
Redeemed	(2,300,175)	(5,234,893)

Net Increase/(Decrease)	14,800,187	4,838,065

40	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Select Growth		RS Mid Cap Growth		RS Growth

For the Six Months Ended 6/30/15	For the Year Ended 12/31/14	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

$(3,304,939)	$(9,477,908)	$(438,481)	$(1,249,000)	$(268,712)	$(1,014,569)
51,129,230	33,534,820	12,481,963	15,395,991	15,639,250	49,789,584
17,944,846	(24,602,137)	(1,459,274)	(1,900,809)	(7,155,048)	(24,253,392)

65,769,137	(545,225)	10,584,208	12,246,182	8,215,490	24,521,623

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	(13,292,361)	—	—	—	(32,858,095)
—	(4,295,836)	—	—	—	(2,276,503)
—	(61,784)	—	—	—	(197,606)
—	(21,679,951)	—	—	—	(5,790,401)

—	(39,329,932)	—	—	—	(41,122,605)

114,231,237	455,471,736	66,749,067	152,738,248	11,584,622	45,388,131
—	34,481,205	—	—	—	38,485,512
(179,156,550)	(593,319,049)	(30,658,378)	(75,911,710)	(25,912,130)	(50,491,092)

(64,925,313)	(103,366,108)	36,090,689	76,826,538	(14,327,508)	33,382,551

843,824	(143,241,265)	46,674,897	89,072,720	(6,112,018)	16,781,569

846,358,610	989,599,875	192,800,411	103,727,691	262,813,708	246,032,139

$847,202,434	$846,358,610	$239,475,308	$192,800,411	$256,701,690	$262,813,708

$(3,304,939)	$—	$(438,481)	$—	$(268,712)	$—

2,288,287	9,420,528	3,159,323	8,013,409	631,005	2,310,393
—	724,572	—	—	—	2,124,037
(3,604,948)	(12,421,863)	(1,461,265)	(3,976,458)	(1,406,633)	(2,559,041)

(1,316,661)	(2,276,763)	1,698,058	4,036,951	(775,628)	1,875,389

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	41

FINANCIAL INFORMATION

Statements of Changes in Net Assets (continued) Six-Months-Ended Numbers are unaudited	RS Technology

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment loss	$(741,683)	$(2,467,833)
Net realized gain from investments	11,249,551	31,352,235
Net change in unrealized appreciation/depreciation on investments	(6,491,259)	(20,322,583)

Net Increase in Net Assets Resulting from Operations	4,016,609	8,561,819

Distributions to Shareholders
Net realized gain on investments
Class A	—	(21,102,975)
Class C	—	(2,195,039)
Class K	—	(220,804)
Class Y	—	(7,584,583)

Total Distributions	—	(31,103,401)

Capital Share Transactions
Proceeds from sales of shares	9,870,438	57,028,556
Reinvestment of distributions	—	27,838,274
Cost of shares redeemed	(45,124,148)	(79,498,603)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(35,253,710)	5,368,227

Net Decrease in Net Assets	(31,237,101)	(17,173,355)

Net Assets
Beginning of period	197,014,356	214,187,711

End of period	$165,777,255	$197,014,356

Accumulated Undistributed Net Investment Loss Included in Net Assets	$(741,683)	$—

Other Information:
Shares
Sold	530,204	2,837,485
Reinvested	—	1,543,987
Redeemed	(2,417,567)	(4,053,940)

Net Increase/(Decrease)	(1,887,363)	327,532

42	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Small Cap Equity

For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

$(394,225)	$(1,103,973)
17,493,768	18,059,007

(8,003,826)	(6,157,516)

9,095,717	10,797,518

—	(11,015,137)
—	(130,975)
—	(778,270)
—	(7,721,749)

—	(19,646,131)

12,567,834	19,182,766
—	19,454,010
(56,865,643)	(37,984,102)

(44,297,809)	652,674

(35,202,092)	(8,195,939)

122,430,123	130,626,062

$87,228,031	$122,430,123

$(394,225)	$—

601,333	899,419
—	992,916
(2,869,913)	(1,811,355)

(2,268,580)	80,980

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	43

FINANCIAL INFORMATION

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Small Cap Growth Fund
Class A
Six Months Ended 6/30/15[1]	$65.53	$(0.34)	$8.78	$8.44	$—	$—	$—
Year Ended 12/31/14	63.68	(0.71)	6.64	5.93	(0.57)	(3.51)	(4.08)
Year Ended 12/31/13	46.71	(0.64)	23.37	22.73	(0.86)	(4.90)	(5.76)
Year Ended 12/31/12	40.70	(0.43)	6.44	6.01	—	—	—
Year Ended 12/31/11	41.67	(0.48)	(0.53)	(1.01)	—	—	—
Year Ended 12/31/10	32.63	(0.35)	9.39	9.04	—	—	—

Class C
Six Months Ended 6/30/15[1]	$60.15	$(0.56)	$8.05	$7.49	$—	$—	$—
Year Ended 12/31/14	58.84	(1.09)	6.08	4.99	(0.17)	(3.51)	(3.68)
Year Ended 12/31/13	43.78	(1.09)	21.79	20.70	(0.74)	(4.90)	(5.64)
Year Ended 12/31/12	38.38	(0.66)	6.06	5.40	—	—	—
Year Ended 12/31/11	39.97	(1.12)	(0.51)	(1.63)	—	—	—
Year Ended 12/31/10	31.66	(0.73)	9.04	8.31	—	—	—

Class K
Six Months Ended 6/30/15[1]	$62.28	$(0.45)	$8.34	$7.89	$—	$—	$—
Year Ended 12/31/14	60.77	(0.94)	6.29	5.35	(0.33)	(3.51)	(3.84)
Year Ended 12/31/13	44.85	(0.90)	22.38	21.48	(0.66)	(4.90)	(5.56)
Year Ended 12/31/12	39.29	(0.64)	6.20	5.56	—	—	—
Year Ended 12/31/11	40.47	(0.71)	(0.51)	(1.22)	—	—	—
Year Ended 12/31/10	31.86	(0.53)	9.14	8.61	—	—	—

Class Y
Six Months Ended 6/30/15[1]	$67.04	$(0.24)	$8.99	$8.75	$—	$—	$—
Year Ended 12/31/14	65.06	(0.54)	6.79	6.25	(0.76)	(3.51)	(4.27)
Year Ended 12/31/13	47.65	(0.52)	23.90	23.38	(1.07)	(4.90)	(5.97)
Year Ended 12/31/12	41.38	(0.24)	6.51	6.27	—	—	—
Year Ended 12/31/11	42.24	(0.35)	(0.55)	(0.90)	—	—	—
Year Ended 12/31/10	32.93	(0.22)	9.53	9.31	—	—	—

See notes to Financial Highlights on pages 54-55.

44	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$—	$73.97	12.88%		$791,926	1.37%	1.37%	(0.99)%	(0.99)%	46%
—	65.53	9.36%		618,656	1.38%	1.42%	(1.12)%	(1.16)%	104%
—	63.68	49.22%		499,282	1.35%	1.41%	(1.12)%	(1.18)%	115%	[6]
—	46.71	14.77%		523,193	1.35%	1.48%	(0.94)%	(1.07)%	106%
0.04	40.70	(2.33)%	[5]	452,050	1.35%	1.45%	(1.11)%	(1.21)%	105%
—	41.67	27.70%		497,638	1.35%	1.47%	(1.00)%	(1.12)%	120%

$—	$67.64	12.45%		$24,843	2.14%	2.14%	(1.75)%	(1.75)%	46%
—	60.15	8.52%		11,792	2.15%	2.29%	(1.88)%	(2.02)%	104%
—	58.84	47.86%		6,608	2.27%	2.32%	(1.98)%	(2.03)%	115%	[6]
—	43.78	14.07%		1,881	1.97%	2.10%	(1.56)%	(1.69)%	106%
0.04	38.38	(3.98)%	[5]	1,328	2.97%	3.07%	(2.73)%	(2.83)%	105%
—	39.97	26.25%		937	2.51%	2.63%	(2.14)%	(2.26)%	120%

$—	$70.17	12.67%		$4,920	1.77%	1.77%	(1.38)%	(1.38)%	46%
—	62.28	8.86%		2,621	1.84%	1.88%	(1.58)%	(1.62)%	104%
—	60.77	48.45%		1,782	1.87%	1.92%	(1.62)%	(1.67)%	115%	[6]
—	44.85	14.15%		1,056	1.88%	2.01%	(1.46)%	(1.59)%	106%
0.04	39.29	(2.92)%	[5]	969	1.94%	2.04%	(1.70)%	(1.80)%	105%
—	40.47	27.02%		931	1.89%	2.01%	(1.54)%	(1.66)%	120%

$—	$75.79	13.05%		$1,581,673	1.06%	1.06%	(0.66)%	(0.66)%	46%
—	67.04	9.65%		504,974	1.11%	1.13%	(0.84)%	(0.86)%	104%
—	65.06	49.63%		285,659	1.11%	1.17%	(0.85)%	(0.91)%	115%	[6]
—	47.65	15.15%		92,121	1.01%	1.14%	(0.52)%	(0.65)%	106%
0.04	41.38	(2.04)%	[5]	51,200	1.05%	1.15%	(0.81)%	(0.91)%	105%
—	42.24	28.27%		38,644	0.98%	1.10%	(0.60)%	(0.72)%	120%

See notes to Financial Highlights on pages 54-55.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	45

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period		Net Investment Loss[2]	Net Realized and Unrealized Gain	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Select Growth Fund
Class A
Six Months Ended 6/30/15[1]	$47.80		$(0.21)	$4.11	$3.90	$—	$—	$—
Year Ended 12/31/14	49.57		(0.52)	1.08	0.56	—	(2.33)	(2.33)
Year Ended 12/31/13	36.52		(0.50)	14.27	13.77	—	(0.72)	(0.72)
Year Ended 12/31/12	30.79		(0.25)	5.98	5.73	—	—	—
Year Ended 12/31/11	29.24		(0.33)	1.84	1.51	—	—	—
Year Ended 12/31/10	22.23		(0.24)	7.25	7.01	—	—	—

Class C
Six Months Ended 6/30/15[1]	$44.57		$(0.38)	$3.83	$3.45	$—	$—	$—
Year Ended 12/31/14	46.73		(0.83)	1.00	0.17	—	(2.33)	(2.33)
Year Ended 12/31/13	34.74		(0.82)	13.53	12.71	—	(0.72)	(0.72)
Year Ended 12/31/12	29.51		(0.47)	5.70	5.23	—	—	—
Year Ended 12/31/11	28.32		(0.58)	1.73	1.15	—	—	—
Year Ended 12/31/10	21.77		(0.43)	6.98	6.55	—	—	—

Class K
Six Months Ended 6/30/15[1]	$44.40		$(0.31)	$3.81	$3.50	$—	$—	$—
Year Ended 12/31/14	46.38		(0.71)	1.06	0.35	—	(2.33)	(2.33)
Year Ended 12/31/13	34.43		(0.71)	13.38	12.67	—	(0.72)	(0.72)
Year Ended 12/31/12	29.30		(0.57)	5.70	5.13	—	—	—
Year Ended 12/31/11	28.02		(0.51)	1.75	1.24	—	—	—
Year Ended 12/31/10	21.47		(0.40)	6.95	6.55	—	—	—

Class Y
Six Months Ended 6/30/15[1]	$48.61		$(0.15)	$4.18	$4.03	$—	$—	$—
Year Ended 12/31/14	50.24		(0.39)	1.09	0.70	—	(2.33)	(2.33)
Year Ended 12/31/13	36.90		(0.39)	14.45	14.06	—	(0.72)	(0.72)
Year Ended 12/31/12	31.02		(0.13)	6.01	5.88	—	—	—
Year Ended 12/31/11	29.37		(0.22)	1.83	1.61	—	—	—
Year Ended 12/31/10	22.24	[7]	(0.14)	7.27	7.13	—	—	—

See notes to Financial Highlights on pages 54-55.

46	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$—	$51.70	8.16%		$273,512	1.40%	1.44%	(0.86)%	(0.90)%	43%
—	47.80	1.16%		284,499	1.38%	1.43%	(1.08)%	(1.13)%	96%
—	49.57	37.79%		438,084	1.35%	1.45%	(1.14)%	(1.24)%	105%	[6]
—	36.52	18.61%		192,954	1.35%	1.55%	(0.72)%	(0.92)%	112%
0.04	30.79	5.30%	[5]	90,223	1.35%	1.61%	(1.07)%	(1.33)%	104%
—	29.24	31.53%		70,100	1.35%	1.66%	(0.98)%	(1.29)%	137%

$—	$48.02	7.74%		$90,988	2.18%	2.24%	(1.64)%	(1.70)%	43%
—	44.57	0.39%		86,025	2.16%	2.25%	(1.85)%	(1.94)%	96%
—	46.73	36.67%		88,208	2.16%	2.26%	(1.94)%	(2.04)%	105%	[6]
—	34.74	17.72%		21,322	2.15%	2.35%	(1.43)%	(1.63)%	112%
0.04	29.51	4.20%	[5]	2,253	2.26%	2.52%	(1.94)%	(2.20)%	104%
—	28.32	30.09%		223	2.23%	2.54%	(1.80)%	(2.11)%	137%

$—	$47.90	7.88%		$1,116	1.91%	1.99%	(1.36)%	(1.44)%	43%
—	44.40	0.78%		1,239	1.89%	1.97%	(1.57)%	(1.65)%	96%
—	46.38	36.89%		1,052	1.92%	2.02%	(1.71)%	(1.81)%	105%	[6]
—	34.43	17.51%		302	2.31%	2.51%	(1.75)%	(1.95)%	112%
0.04	29.30	4.57%	[5]	170	1.99%	2.25%	(1.72)%	(1.98)%	104%
—	28.02	30.51%		128	2.11%	2.42%	(1.73)%	(2.04)%	137%

$—	$52.64	8.29%		$481,586	1.14%	1.17%	(0.60)%	(0.63)%	43%
—	48.61	1.42%		474,596	1.12%	1.18%	(0.81)%	(0.87)%	96%
—	50.24	38.19%		462,256	1.09%	1.19%	(0.87)%	(0.97)%	105%	[6]
—	36.90	18.96%		96,440	1.07%	1.27%	(0.37)%	(0.57)%	112%
0.04	31.02	5.62%	[5]	17,504	1.04%	1.30%	(0.72)%	(0.98)%	104%
—	29.37	32.06%		3,192	0.97%	1.28%	(0.58)%	(0.89)%	137%

See notes to Financial Highlights on pages 54-55.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	47

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss[2]	Net Realized and Unrealized Gain	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Mid Cap Growth Fund
Class A
Six Months Ended 6/30/15[1]	$20.14	$(0.05)	$1.12	$1.07	$—	$—	$—
Year Ended 12/31/14	18.83	(0.15)	1.46	1.31	—	—	—
Year Ended 12/31/13	13.07	(0.12)	5.88	5.76	—	—	—
Year Ended 12/31/12	11.38	(0.08)	1.77	1.69	—	—	—
Year Ended 12/31/11	11.26	(0.09)	0.21	0.12	—	—	—
Year Ended 12/31/10	9.00	(0.06)	2.32	2.26	—	—	—

Class C
Six Months Ended 6/30/15[1]	$18.64	$(0.12)	$1.03	$0.91	$—	$—	$—
Year Ended 12/31/14	17.56	(0.28)	1.36	1.08	—	—	—
Year Ended 12/31/13	12.30	(0.24)	5.50	5.26	—	—	—
Year Ended 12/31/12	10.81	(0.18)	1.67	1.49	—	—	—
Year Ended 12/31/11	10.79	(0.19)	0.21	0.02	—	—	—
Year Ended 12/31/10	8.73	(0.16)	2.22	2.06	—	—	—

Class K
Six Months Ended 6/30/15[1]	$19.18	$(0.09)	$1.05	$0.96	$—	$—	$—
Year Ended 12/31/14	18.01	(0.24)	1.41	1.17	—	—	—
Year Ended 12/31/13	12.56	(0.19)	5.64	5.45	—	—	—
Year Ended 12/31/12	11.00	(0.15)	1.71	1.56	—	—	—
Year Ended 12/31/11	10.94	(0.15)	0.21	0.06	—	—	—
Year Ended 12/31/10	8.80	(0.11)	2.25	2.14	—	—	—

Class Y
Six Months Ended 6/30/15[1]	$20.58	$(0.02)	$1.15	$1.13	$—	$—	$—
Year Ended 12/31/14	19.19	(0.10)	1.49	1.39	—	—	—
Year Ended 12/31/13	13.29	(0.09)	5.99	5.90	—	—	—
Year Ended 12/31/12	11.54	(0.02)	1.77	1.75	—	—	—
Year Ended 12/31/11	11.39	(0.07)	0.22	0.15	—	—	—
Year Ended 12/31/10	9.08	(0.03)	2.34	2.31	—	—	—

See notes to Financial Highlights on pages 54-55.

48	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$21.21	5.31%	$111,055	1.27%	1.34%	(0.45)%	(0.52)%	57%
20.14	6.96%	104,407	1.29%	1.38%	(0.81)%	(0.90)%	154%
18.83	44.07%	78,612	1.28%	1.45%	(0.78)%	(0.95)%	119%
13.07	14.85%	55,023	1.34%	1.51%	(0.60)%	(0.77)%	110%
11.38	1.07%	50,540	1.48%	1.48%	(0.81)%	(0.81)%	85%
11.26	25.11%	56,677	1.49%	1.51%	(0.66)%	(0.68)%	125%

$19.55	4.88%	$17,601	2.11%	2.12%	(1.30)%	(1.31)%	57%
18.64	6.15%	13,040	2.10%	2.22%	(1.61)%	(1.73)%	154%
17.56	42.76%	4,851	2.14%	2.31%	(1.63)%	(1.80)%	119%
12.30	13.78%	2,071	2.30%	2.47%	(1.52)%	(1.69)%	110%
10.81	0.19%	1,178	2.41%	2.41%	(1.73)%	(1.73)%	85%
10.79	23.60%	786	2.71%	2.73%	(1.79)%	(1.81)%	125%

$20.14	5.01%	$1,849	1.77%	1.77%	(0.95)%	(0.95)%	57%
19.18	6.50%	1,681	1.79%	1.85%	(1.31)%	(1.37)%	154%
18.01	43.39%	1,451	1.77%	1.94%	(1.27)%	(1.44)%	119%
12.56	14.18%	797	1.92%	2.09%	(1.18)%	(1.35)%	110%
11.00	0.55%	804	2.00%	2.00%	(1.31)%	(1.31)%	85%
10.94	24.32%	854	2.08%	2.10%	(1.19)%	(1.21)%	125%

$21.71	5.49%	$108,970	1.01%	1.05%	(0.20)%	(0.24)%	57%
20.58	7.24%	73,672	1.04%	1.11%	(0.53)%	(0.60)%	154%
19.19	44.39%	18,814	1.05%	1.23%	(0.55)%	(0.73)%	119%
13.29	15.16%	8,241	1.07%	1.24%	(0.13)%	(0.30)%	110%
11.54	1.32%	2,685	1.24%	1.24%	(0.55)%	(0.55)%	85%
11.39	25.44%	2,508	1.16%	1.18%	(0.27)%	(0.29)%	125%

See notes to Financial Highlights on pages 54-55.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	49

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Growth Fund
Class A
Six Months Ended 6/30/15[1]	$18.01	$(0.02)[2]	$0.59	$0.57	$—	$—	$—
Year Ended 12/31/14	19.33	(0.07)	2.02	1.95	—	(3.27)	(3.27)
Year Ended 12/31/13	13.46	(0.07)	5.94	5.87	—	—	—
Year Ended 12/31/12	11.77	—[7]	1.69	1.69	—	—	—
Year Ended 12/31/11	11.85	(0.05)	(0.04)	(0.09)	—	—	—
Year Ended 12/31/10	10.47	(0.04)	1.42	1.38	—	—	—

Class C
Six Months Ended 6/30/15[1]	$16.45	$(0.09)[2]	$0.54	$0.45	$—	$—	$—
Year Ended 12/31/14	18.06	(0.15)	1.81	1.66	—	(3.27)	(3.27)
Year Ended 12/31/13	12.70	0.20	5.16	5.36	—	—	—
Year Ended 12/31/12	11.20	(0.02)	1.52	1.50	—	—	—
Year Ended 12/31/11	11.44	(0.15)	(0.10)	(0.25)	—	—	—
Year Ended 12/31/10	10.23	(0.13)	1.34	1.21	—	—	—

Class K
Six Months Ended 6/30/15[1]	$17.31	$(0.07)[2]	$0.56	$0.49	$—	$—	$—
Year Ended 12/31/14	18.80	(0.17)	1.95	1.78	—	(3.27)	(3.27)
Year Ended 12/31/13	13.18	(0.10)	5.72	5.62	—	—	—
Year Ended 12/31/12	11.59	(0.16)	1.75	1.59	—	—	—
Year Ended 12/31/11	11.73	(0.21)	0.06	(0.15)	—	—	—
Year Ended 12/31/10	10.43	(0.06)	1.36	1.30	—	—	—

Class Y
Six Months Ended 6/30/15[1]	$18.33	$0.01 [2]	$0.59	$0.60	$—	$—	$—
Year Ended 12/31/14	19.56	(0.04)	2.08	2.04	—	(3.27)	(3.27)
Year Ended 12/31/13	13.60	(0.09)	6.05	5.96	—	—	—
Year Ended 12/31/12	11.85	(0.05)	1.80	1.75	—	—	—
Year Ended 12/31/11	11.91	(0.02)	(0.05)	(0.07)	—	—	—
Year Ended 12/31/10	10.49	(0.02)	1.44	1.42	—	—	—

See notes to Financial Highlights on pages 54-55.

50	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$18.58	3.16%		$209,187	1.10%	1.19%	(0.20)%	(0.29)%	52%
—	18.01	9.98%		210,508	1.14%	1.21%	(0.39)%	(0.46)%	136%
—	19.33	43.61%		208,309	1.26%	1.26%	(0.49)%	(0.49)%	101%
—	13.46	14.36%		95,563	1.37%	1.37%	(0.01)%	(0.01)%	93%
0.01	11.77	(0.68)%	[5]	92,825	1.34%	1.34%	(0.38)%	(0.38)%	86%
—	11.85	13.18%		104,758	1.35%	1.35%	(0.35)%	(0.35)%	109%

$—	$16.90	2.74%		$12,645	1.93%	2.06%	(1.03)%	(1.16)%	52%
—	16.45	9.07%		13,300	1.97%	2.06%	(1.21)%	(1.30)%	136%
—	18.06	42.20%		10,415	2.15%	2.16%	(1.39)%	(1.40)%	101%
—	12.70	13.39%		756	2.32%	2.32%	(0.92)%	(0.92)%	93%
0.01	11.20	(2.10)%	[5]	529	2.81%	2.81%	(1.81)%	(1.81)%	86%
—	11.44	11.83%		475	2.51%	2.51%	(1.51)%	(1.51)%	109%

$—	$17.80	2.83%		$1,194	1.71%	1.84%	(0.80)%	(0.93)%	52%
—	17.31	9.36%		1,249	1.71%	1.81%	(0.97)%	(1.07)%	136%
—	18.80	42.64%		1,340	1.74%	1.84%	(1.11)%	(1.21)%	101%
—	13.18	13.72%		674	1.94%	1.94%	(0.63)%	(0.63)%	93%
0.01	11.59	(1.19)%	[5]	741	1.86%	1.86%	(0.91)%	(0.91)%	86%
—	11.73	12.46%		1,087	1.91%	1.91%	(0.92)%	(0.92)%	109%

$—	$18.93	3.27%		$33,676	0.83%	0.93%	0.07%	(0.03)%	52%
—	18.33	10.33%		37,757	0.86%	0.91%	(0.10)%	(0.15)%	136%
—	19.56	43.82%		25,968	0.98%	0.98%	(0.24)%	(0.24)%	101%
—	13.60	14.77%		4,800	1.13%	1.13%	0.49%	0.49%	93%
0.01	11.85	(0.50)%	[5]	1,508	1.11%	1.11%	(0.13)%	(0.13)%	86%
—	11.91	13.54%		1,431	1.03%	1.03%	(0.04)%	(0.04)%	109%

See notes to Financial Highlights on pages 54-55.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	51

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Technology Fund
Class A
Six Months Ended 6/30/15[1]	$18.13	$(0.08)	$0.45	$0.37	$—	$—	$—
Year Ended 12/31/14	20.38	(0.24)	1.30	1.06	—	(3.31)	(3.31)
Year Ended 12/31/13	16.95	(0.23)	7.76	7.53	(0.04)	(4.06)	(4.10)
Year Ended 12/31/12	16.54	(0.20)	1.56	1.36	—	(0.95)	(0.95)
Year Ended 12/31/11	19.60	(0.24)	(2.10)	(2.34)	—	(0.72)	(0.72)
Year Ended 12/31/10	14.89	(0.20)	5.58	5.38	—	(0.67)	(0.67)

Class C
Six Months Ended 6/30/15[1]	$16.27	$(0.14)	$0.40	$0.26	$—	$—	$—
Year Ended 12/31/14	18.77	(0.37)	1.18	0.81	—	(3.31)	(3.31)
Year Ended 12/31/13	15.96	(0.37)	7.24	6.87	—	(4.06)	(4.06)
Year Ended 12/31/12	15.74	(0.33)	1.50	1.17	—	(0.95)	(0.95)
Year Ended 12/31/11	18.83	(0.36)	(2.01)	(2.37)	—	(0.72)	(0.72)
Year Ended 12/31/10	14.45	(0.33)	5.38	5.05	—	(0.67)	(0.67)

Class K
Six Months Ended 6/30/15[1]	$16.85	$(0.11)	$0.41	$0.30	$—	$—	$—
Year Ended 12/31/14	19.26	(0.32)	1.22	0.90	—	(3.31)	(3.31)
Year Ended 12/31/13	16.24	(0.32)	7.40	7.08	—	(4.06)	(4.06)
Year Ended 12/31/12	15.96	(0.28)	1.51	1.23	—	(0.95)	(0.95)
Year Ended 12/31/11	19.06	(0.35)	(2.03)	(2.38)	—	(0.72)	(0.72)
Year Ended 12/31/10	14.59	(0.31)	5.45	5.14	—	(0.67)	(0.67)

Class Y
Six Months Ended 6/30/15[1]	$18.78	$(0.05)	$0.45	$0.40	$—	$—	$—
Year Ended 12/31/14	20.93	(0.19)	1.35	1.16	—	(3.31)	(3.31)
Year Ended 12/31/13	17.32	(0.18)	7.94	7.76	(0.09)	(4.06)	(4.15)
Year Ended 12/31/12	16.82	(0.15)	1.60	1.45	—	(0.95)	(0.95)
Year Ended 12/31/11	19.86	(0.18)	(2.14)	(2.32)	—	(0.72)	(0.72)
Year Ended 12/31/10	15.04	(0.14)	5.63	5.49	—	(0.67)	(0.67)

See notes to Financial Highlights on pages 54-55.

52	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$18.50	2.04%	$117,314	1.50%	1.50%	(0.83)%	(0.83)%	67%
18.13	5.26%	134,534	1.51%	1.51%	(1.21)%	(1.21)%	146%
20.38	45.59%	156,011	1.49%	1.49%	(1.15)%	(1.15)%	141%
16.95	8.30%	123,343	1.59%	1.59%	(1.11)%	(1.11)%	84%
16.54	(11.91)%	156,795	1.53%	1.53%	(1.21)%	(1.21)%	121%
19.60	36.15%	278,856	1.52%	1.52%	(1.21)%	(1.21)%	117%

$16.53	1.60%	$11,301	2.33%	2.33%	(1.65)%	(1.65)%	67%
16.27	4.38%	12,745	2.36%	2.36%	(2.06)%	(2.06)%	146%
18.77	44.30%	16,402	2.34%	2.34%	(2.00)%	(2.00)%	141%
15.96	7.51%	15,660	2.36%	2.36%	(1.88)%	(1.88)%	84%
15.74	(12.56)%	15,977	2.32%	2.32%	(1.99)%	(1.99)%	121%
18.83	34.97%	6,210	2.38%	2.38%	(2.02)%	(2.02)%	117%

$17.15	1.78%	$1,393	1.96%	1.96%	(1.29)%	(1.29)%	67%
16.85	4.74%	1,367	2.03%	2.03%	(1.73)%	(1.73)%	146%
19.26	44.82%	1,438	2.02%	2.02%	(1.68)%	(1.68)%	141%
16.24	7.79%	1,077	2.08%	2.08%	(1.60)%	(1.60)%	84%
15.96	(12.46)%	998	2.16%	2.16%	(1.84)%	(1.84)%	121%
19.06	35.25%	1,016	2.18%	2.18%	(1.89)%	(1.89)%	117%

$19.18	2.13%	$35,769	1.23%	1.23%	(0.53)%	(0.53)%	67%
18.78	5.61%	48,368	1.22%	1.22%	(0.91)%	(0.91)%	146%
20.93	46.00%	40,337	1.22%	1.22%	(0.88)%	(0.88)%	141%
17.32	8.70%	28,154	1.27%	1.27%	(0.79)%	(0.79)%	84%
16.82	(11.66)%	29,709	1.24%	1.24%	(0.91)%	(0.91)%	121%
19.86	36.52%	16,674	1.19%	1.19%	(0.81)%	(0.81)%	117%

See notes to Financial Highlights on pages 54-55.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	53

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Small Cap Equity Fund
Class A
Six Months Ended 6/30/15[1]	$19.81	$(0.10)	$2.76	$2.66	$—	$—	$—
Year Ended 12/31/14	21.46	(0.21)	2.32	2.11	—	(3.76)	(3.76)
Year Ended 12/31/13	17.12	(0.22)	8.51	8.29	—	(3.95)	(3.95)
Year Ended 12/31/12	15.54	(0.16)	2.44	2.28	—	(0.70)	(0.70)
Year Ended 12/31/11	15.92	(0.17)	(0.23)	(0.40)	—	—	—
Year Ended 12/31/10	12.44	(0.12)	3.60	3.48	—	—	—

Class C
Six Months Ended 6/30/15[1]	$13.42	$(0.12)	$1.87	$1.75	$—	$—	$—
Year Ended 12/31/14	15.79	(0.29)	1.68	1.39	—	(3.76)	(3.76)
Year Ended 12/31/13	13.43	(0.30)	6.61	6.31	—	(3.95)	(3.95)
Year Ended 12/31/12	12.43	(0.25)	1.95	1.70	—	(0.70)	(0.70)
Year Ended 12/31/11	12.86	(0.26)	(0.19)	(0.45)	—	—	—
Year Ended 12/31/10	10.14	(0.20)	2.92	2.72	—	—	—

Class K
Six Months Ended 6/30/15[1]	$17.99	$(0.13)	$2.50	$2.37	$—	$—	$—
Year Ended 12/31/14	19.88	(0.27)	2.14	1.87	—	(3.76)	(3.76)
Year Ended 12/31/13	16.12	(0.27)	7.98	7.71	—	(3.95)	(3.95)
Year Ended 12/31/12	14.70	(0.20)	2.32	2.12	—	(0.70)	(0.70)
Year Ended 12/31/11	15.12	(0.21)	(0.23)	(0.44)	—	—	—
Year Ended 12/31/10	11.85	(0.16)	3.43	3.27	—	—	—

Class Y
Six Months Ended 6/30/15[1]	$20.04	$(0.07)	$2.66	$2.59	$—	$—	$—
Year Ended 12/31/14	21.60	(0.16)	2.36	2.20	—	(3.76)	(3.76)
Year Ended 12/31/13	17.17	(0.16)	8.54	8.38	—	(3.95)	(3.95)
Year Ended 12/31/12	15.54	(0.12)	2.45	2.33	—	(0.70)	(0.70)
Year Ended 12/31/11	15.88	(0.11)	(0.25)	(0.36)	—	—	—
Year Ended 12/31/10	12.40	(0.12)	3.60	3.48	—	—	—

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

[4]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

54	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$—	$22.47	13.43%		$76,026	1.32%	1.32%	(0.92)%	(0.92)%	52%
—	19.81	10.00%		68,785	1.27%	1.27%	(0.99)%	(0.99)%	93%
—	21.46	49.48%		72,843	1.29%	1.29%	(1.03)%	(1.03)%	107%
—	17.12	14.78%		54,669	1.35%	1.35%	(0.93)%	(0.93)%	98%
0.02	15.54	(2.39)%	[5]	55,180	1.26%	1.26%	(1.05)%	(1.05)%	100%
—	15.92	27.97%		95,631	1.27%	1.36%	(0.92)%	(1.01)%	121%

$—	$15.17	13.04%		$912	2.10%	2.40%	(1.70)%	(2.00)%	52%
—	13.42	9.02%		593	2.15%	2.37%	(1.90)%	(2.12)%	93%
—	15.79	48.32%		1,091	2.08%	2.08%	(1.85)%	(1.85)%	107%
—	13.43	13.81%		1,904	2.22%	2.24%	(1.78)%	(1.80)%	98%
0.02	12.43	(3.34)%	[5]	1,523	2.19%	2.19%	(1.97)%	(1.97)%	100%
—	12.86	26.82%		1,804	2.19%	2.19%	(1.84)%	(1.84)%	121%

$—	$20.36	13.17%		$4,574	1.75%	1.75%	(1.35)%	(1.35)%	52%
—	17.99	9.58%		4,455	1.67%	1.71%	(1.39)%	(1.43)%	93%
—	19.88	48.95%		4,898	1.60%	1.69%	(1.35)%	(1.44)%	107%
—	16.12	14.53%		4,714	1.60%	1.77%	(1.23)%	(1.40)%	98%
0.02	14.70	(2.78)%	[5]	9,717	1.60%	1.78%	(1.38)%	(1.56)%	100%
—	15.12	27.59%		11,020	1.60%	1.76%	(1.25)%	(1.41)%	121%

$—	$22.63	12.92%		$5,716	1.06%	1.06%	(0.68)%	(0.68)%	52%
—	20.04	10.35%		48,597	1.01%	1.01%	(0.74)%	(0.74)%	93%
—	21.60	49.84%		51,794	1.00%	1.00%	(0.74)%	(0.74)%	107%
—	17.17	15.10%		33,591	1.08%	1.08%	(0.67)%	(0.67)%	98%
0.02	15.54	(2.14)%	[5]	32,690	0.96%	0.96%	(0.68)%	(0.68)%	100%
—	15.88	28.06%		504	1.29%	1.29%	(0.91)%	(0.91)%	121%
[5]

Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund for 2011 (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund for 2011 5.21%, 4.14%, 4.49% and 5.55 for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund for 2011 (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund for 2011 (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

[6]	Excludes portfolio securities delivered as a result of processing in-kind redemptions.

[7]	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Notes to Financial Statements

June 30, 2015 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to six series offered by the Trust: RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, RS Growth Fund, RS Technology Fund and RS Small Cap Equity Fund (each a “Fund,” collectively the “Funds”). All of the Funds are diversified funds. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Funds offer Class A, C, K and Y shares. The various classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, except for certain differences, including class-specific expenses and voting rights with respect to matters affecting fewer than all classes or in which the interests of one class differ from the interests of any other class.

The Trust has an unlimited number of authorized shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”) less any applicable sales charge.

Note 1 Significant Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

56	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2015, RS Small Cap Growth Fund and RS Small Cap Equity Fund each held one security classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

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Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2015, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any,

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related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2015, the Funds did not incur any such interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state authorities for tax years before 2010.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of the day.

f. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders Each Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS Small Cap Growth Fund	0.95%
RS Select Growth Fund	1.00%
RS Mid Cap Growth Fund	0.85%
RS Growth Fund	0.75%
RS Technology Fund	1.00%
RS Small Cap Equity Fund	0.75%

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2016, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to the following rates:

Fund	Expense Limitation
	Class A		Class C	Class K	Class Y
RS Small Cap Growth Fund	1.40%		2.16%	1.86%	1.13%
RS Select Growth Fund	1.40%		2.18%	1.91%	1.14%
RS Mid Cap Growth Fund	1.20%	(1)	2.11%	1.80%	0.95%	(1)
RS Growth Fund	1.10%		1.93%	1.71%	0.83%
RS Small Cap Equity Fund	1.35%		2.10%	1.75%	1.10%
(1)	The expense limitation in effect from January 1, 2015, through April 30, 2015, was 1.30% for Class A shares, and 1.05% for Class Y shares.

RS Investments does not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with RSFD for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, RSFD is compensated for services in such capacity, including its expenses in

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connection with the promotion and distribution of shares of each Fund. For the six months ended June 30, 2015, RSFD received distribution fees as follows:

Fund		Annual Rate	Distribution Fees
RS Small Cap Growth Fund	Class A	0.25%	$884,137
	Class C	1.00%	92,033
	Class K	0.65%	11,771
	Class Y	0.00%	—
RS Select Growth Fund	Class A	0.25%	342,126
	Class C	1.00%	437,311
	Class K	0.65%	3,724
	Class Y	0.00%	—
RS Mid Cap Growth Fund	Class A	0.25%	136,762
	Class C	1.00%	74,151
	Class K	0.65%	6,012
	Class Y	0.00%	—
RS Growth Fund	Class A	0.25%	263,469
	Class C	1.00%	66,845
	Class K	0.65%	4,005
	Class Y	0.00%	—
RS Technology Fund	Class A	0.25%	157,241
	Class C	1.00%	60,262
	Class K	0.65%	4,695
	Class Y	0.00%	—
RS Small Cap Equity Fund	Class A	0.25%	90,258
	Class C	1.00%	3,808
	Class K	0.65%	15,087
	Class Y	0.00%	—

RS Investments may perform certain services and incur certain expenses with respect to the promotion of the Funds’ shares and the servicing of shareholder accounts, which expenses are allocable to RSFD. RS Investments compensates RSFD for its services in connection with the promotion of Fund shares and reimburses RSFD for its expenses, including payments made by RSFD to third parties in respect of the promotion of Fund shares in excess of amounts received by RSFD under the distribution plan. In addition to payments under the distribution plan, the Funds reimburse RSFD for payments RSFD makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner reviewed by the Board of Trustees periodically. Such amounts are included in the Statement of Operations as “Transfer agent fees.”

Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2015, PAS informed the Trust it received $947,626 directly or indirectly from RSFD as continuing compensation for its services relating to its distribution of shares of all series in the Trust.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the six months ended June 30, 2015, aggregate front-end sales charges for the sale of Class A shares paid to RSFD were as follows:

Fund	Sales Charges
RS Small Cap Growth Fund	$31,653
RS Select Growth Fund	15,091
RS Mid Cap Growth Fund	7,373
RS Growth Fund	4,376
RS Technology Fund	1,755
RS Small Cap Equity Fund	640

RSFD is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2015, RSFD received CDSL charges as follows:

Fund	CDSL
RS Small Cap Growth Fund	$429
RS Select Growth Fund	7,452
RS Mid Cap Growth Fund	1,330
RS Growth Fund	3,496
RS Technology Fund	1,473
RS Small Cap Equity Fund	—

d. Affiliated Issuers If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the six months ended June 30, 2015, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value at End of Period
RS Small Cap Growth Fund	Loxo Oncology, Inc.	418,500	*	478,230	13,990	882,740	$—	$15,915,802
	Neff Corp., Class A	530,200		40,010	570,210	—	—	—	**
	Vital Therapies, Inc.	554,712	*	704,460	22,390	1,236,782	—	26,096,100
							$—	$42,011,902
*	Issuer was not an affiliated issuer at beginning of period.
**	Issuer was not an affiliated issuer at end of period.

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Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2014, which is the most recently completed tax year, was as follows:

Fund	Ordinary Income	Long-Term Capital Gains
RS Small Cap Growth Fund	$7,953,504	$60,244,905
RS Select Growth Fund	9,089,513	30,240,418
RS Growth Fund	4,728,254	36,394,351
RS Technology Fund	5,805,862	25,297,539
RS Small Cap Equity Fund	1,425,870	18,220,261

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2014, the Funds made the following reclassifications of permanent book and tax basis differences:

Fund	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)
RS Small Cap Growth Fund	$(18,187,006)	$20,677,316	$(2,490,310)
RS Select Growth Fund	(9,525,544)	9,477,908	47,636
RS Mid Cap Growth Fund	(1,257,954)	1,249,000	8,954
RS Growth Fund	—	1,014,569	(1,014,569)
RS Technology Fund	—	2,467,833	(2,467,833)
RS Small Cap Equity Fund	(1,119,493)	1,103,973	15,520

The tax basis of distributable earnings as of December 31, 2014, was as follows:

Fund	Undistributed Long-Term Capital Gains
RS Small Cap Growth Fund	$18,874,715
RS Select Growth Fund	6,361,101
RS Growth Fund	6,913,575
RS Technology Fund	2,581,461
RS Small Cap Equity Fund	3,144,724

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2014, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS Mid Cap Growth Fund	$17,447,548
RS Growth Fund	807,953

See the chart below for capital loss carryovers available to the RS MidCap Growth Fund at December 31, 2014.

	Expiring
Fund	2016	2017	Total*
RS Mid Cap Growth Fund	$3,124,047	$46,802,596	$49,926,643
*	For tax years beginning 2011, revisions to capital loss carryforward rules allow for capital losses to be carried forward to one or more subsequent taxable years without expiration.

In determining their taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the Funds elected to defer net capital and currency losses as follows:

Fund	Deferred Net Capital Losses
RS Select Growth Fund	$1,757,023
RS Mid Cap Growth Fund	1,813,933
RS Growth Fund	126,943
RS Technology Fund	9,197

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2015, for each Fund is listed in the chart below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Small Cap Growth Fund	$2,021,963,940	$385,338,957	$420,829,999	$(35,491,042)
RS Select Growth Fund	655,253,221	198,810,923	202,345,045	(3,534,122)
RS Mid Cap Growth Fund	205,038,361	22,770,489	26,082,343	(3,311,854)
RS Growth Fund	205,707,738	46,654,111	49,534,667	(2,880,556)
RS Technology Fund	132,363,617	34,085,995	38,614,325	(4,528,330)
RS Small Cap Equity Fund	69,196,651	18,921,557	20,308,002	(1,386,445)

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Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions, including conversions and exchanges, in capital shares for the Funds were as follows:

Transactions in Capital Shares

RS Small Cap Growth Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,218,443	$153,448,613	3,408,416	$218,850,634
Shares reinvested	—	—	543,510	35,306,668
Shares redeemed	(953,612)	(66,621,748)	(2,351,828)	(146,606,735)

Net increase	1,264,831	$86,826,865	1,600,098	$107,550,567

Class C
Shares sold	192,386	$12,346,612	110,651	$6,475,526
Shares reinvested	—	—	8,432	502,932
Shares redeemed	(21,166)	(1,353,420)	(35,343)	(2,018,470)

Net increase	171,220	$10,993,192	83,740	$4,959,988

Class K
Shares sold	33,770	$2,251,233	24,466	$1,476,926
Shares reinvested	—	—	2,494	153,992
Shares redeemed	(5,732)	(382,666)	(14,202)	(859,337)

Net increase	28,038	$1,868,567	12,758	$771,581

Class Y
Shares sold	14,655,763	$1,074,149,410	5,537,492	$356,363,804
Shares reinvested	—	—	437,497	29,071,668
Shares redeemed	(1,319,665)	(95,464,898)	(2,833,520)	(179,345,460)

Net increase	13,336,098	$978,684,512	3,141,469	$206,090,012

RS Select Growth Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	520,312	$26,049,027	2,123,302	$102,642,692
Shares reinvested	—	—	260,866	12,398,941
Shares redeemed	(1,181,894)	(58,803,899)	(5,270,220)	(250,771,697)

Net decrease	(661,582)	$(32,754,872)	(2,886,052)	$(135,730,064)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Select Growth Fund — continued

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class C
Shares sold	188,500	$8,760,464	586,104	$26,693,440
Shares reinvested	—	—	80,875	3,585,212
Shares redeemed	(223,807)	(10,341,770)	(624,281)	(27,785,644)

Net increase/(decrease)	(35,307)	$(1,581,306)	42,698	$2,493,008

Class K
Shares sold	8,209	$381,154	10,567	$475,562
Shares reinvested	—	—	1,246	55,043
Shares redeemed	(12,806)	(590,807)	(6,593)	(306,872)

Net increase/(decrease)	(4,597)	$(209,653)	5,220	$223,733

Class Y
Shares sold	1,571,266	$79,040,592	6,700,555	$325,660,042
Shares reinvested	—	—	381,585	18,442,009
Shares redeemed	(2,186,441)	(109,420,074)	(6,520,769)	(314,454,836)

Net increase/(decrease)	(615,175)	$(30,379,482)	561,371	$29,647,215

RS Mid Cap Growth Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	742,646	$15,586,879	2,641,757	$49,891,267
Shares redeemed	(690,821)	(14,567,981)	(1,633,747)	(31,148,477)

Net increase	51,825	$1,018,898	1,008,010	$18,742,790

Class C
Shares sold	315,113	$6,106,283	523,992	$9,360,821
Shares redeemed	(114,324)	(2,151,255)	(100,596)	(1,765,332)

Net increase	200,789	$3,955,028	423,396	$7,595,489

Class K
Shares sold	19,199	$381,503	47,821	$873,609
Shares redeemed	(15,105)	(305,565)	(40,726)	(735,719)

Net increase	4,094	$75,938	7,095	$137,890

Class Y
Shares sold	2,082,365	$44,674,402	4,799,839	$92,612,551
Shares redeemed	(641,015)	(13,633,577)	(2,201,389)	(42,262,182)

Net increase	1,441,350	$31,040,825	2,598,450	$50,350,369

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RS Growth Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	241,537	$4,491,614	830,100	$16,399,908
Shares reinvested	—	—	1,739,329	31,568,815
Shares redeemed	(670,605)	(12,448,936)	(1,659,371)	(32,884,863)

Net increase/(decrease)	(429,068)	$(7,957,322)	910,058	$15,083,860

Class C
Shares sold	96,862	$1,623,096	356,536	$6,420,342
Shares reinvested	—	—	92,263	1,529,718
Shares redeemed	(157,113)	(2,656,970)	(217,111)	(3,923,217)

Net increase/(decrease)	(60,251)	$(1,033,874)	231,688	$4,026,843

Class K
Shares sold	4,067	$72,291	17,550	$337,062
Shares reinvested	—	—	11,330	197,606
Shares redeemed	(9,155)	(163,228)	(28,045)	(536,635)

Net increase/(decrease)	(5,088)	$(90,937)	835	$(1,967)

Class Y
Shares sold	288,539	$5,397,621	1,106,207	$22,230,819
Shares reinvested	—	—	281,115	5,189,373
Shares redeemed	(569,760)	(10,642,996)	(654,514)	(13,146,377)

Net increase/(decrease)	(281,221)	$(5,245,375)	732,808	$14,273,815

RS Technology Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	255,105	$4,706,719	1,076,385	$21,581,060
Shares reinvested	—	—	1,129,480	20,387,106
Shares redeemed	(1,331,931)	(24,633,636)	(2,442,720)	(47,793,528)

Net decrease	(1,076,826)	$(19,926,917)	(236,855)	$(5,825,362)

Class C
Shares sold	24,696	$408,261	120,467	$2,133,135
Shares reinvested	—	—	108,714	1,761,160
Shares redeemed	(124,290)	(2,051,043)	(319,794)	(5,690,697)

Net decrease	(99,594)	$(1,642,782)	(90,613)	$(1,796,402)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Technology Fund — continued

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class K
Shares sold	11,032	$190,079	29,093	$546,202
Shares reinvested	—	—	13,166	220,804
Shares redeemed	(10,879)	(189,040)	(35,843)	(660,129)

Net increase	153	$1,039	6,416	$106,877

Class Y
Shares sold	239,371	$4,565,379	1,611,540	$32,768,159
Shares reinvested	—	—	292,627	5,469,204
Shares redeemed	(950,467)	(18,250,429)	(1,255,583)	(25,354,249)

Net increase/(decrease)	(711,096)	$(13,685,050)	648,584	$12,883,114

RS Small Cap Equity Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	136,676	$2,922,953	156,465	$3,322,210
Shares reinvested	—	—	557,657	10,952,380
Shares redeemed	(225,700)	(4,826,727)	(637,221)	(13,456,123)

Net increase/(decrease)	(89,024)	$(1,903,774)	76,901	$818,467

Class C
Shares sold	24,253	$347,522	2,113	$29,169
Shares reinvested	—	—	8,902	118,482
Shares redeemed	(8,291)	(123,538)	(35,902)	(547,719)

Net increase/(decrease)	15,962	$223,984	(24,887)	$(400,068)

Class K
Shares sold	17,214	$326,332	30,018	$589,012
Shares reinvested	—	—	43,625	778,270
Shares redeemed	(40,209)	(791,226)	(72,464)	(1,386,719)

Net increase/(decrease)	(22,995)	$(464,894)	1,179	$(19,437)

Class Y
Shares sold	423,190	$8,971,027	710,823	$15,242,375
Shares reinvested	—	—	382,732	7,604,878
Shares redeemed	(2,595,713)	(51,124,152)	(1,065,768)	(22,593,541)

Net increase/(decrease)	(2,172,523)	$(42,153,125)	27,787	$253,712

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b. Shareholder Concentration As of June 30, 2015, the number of shareholders and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders) who owned of record 5% or more of the net assets of a Fund is summarized in the following table:

Fund	Number of Shareholders	Percentage of Net Assets
RS Small Cap Growth Fund	4	63.79%
RS Select Growth Fund	6	63.61%
RS Mid Cap Growth Fund	6	48.13%
RS Growth Fund	2	22.73%
RS Technology Fund	5	44.65%
RS Small Cap Equity Fund	2	34.74%

Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended June 30, 2015, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
RS Small Cap Growth Fund	$1,773,681,254	$761,923,765
RS Select Growth Fund	356,252,088	413,175,173
RS Mid Cap Growth Fund	145,541,692	118,784,919
RS Growth Fund	135,107,404	151,857,704
RS Technology Fund	117,625,402	154,534,694
RS Small Cap Equity Fund	45,009,210	88,182,185

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In their normal course of business, some of the Funds may invest a significant portion of their assets in companies within a limited number of industries or sectors. As a result, these Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest

www.rsinvestments.com	69

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 6 Temporary Borrowings

The Funds, with other funds managed by RS Investments, are parties to a $400 million committed revolving credit facility from State Street Bank and Trust Company, in effect through August 18, 2015, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2015, the Funds which borrowed under the facility were as follows:

Fund	Amount Outstanding at 6/30/15	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
RS Select Growth Fund	$—	6,861,384	4	1.38%
RS Mid Cap Growth Fund	—	1,469,418	1	1.39%
RS Growth Fund	—	231,148	9	1.38%
RS Technology Fund	—	796,414	7	1.38%
RS Small Cap Equity Fund	—	2,211,321	3	1.38%
*	For the six months ended June 30, 2015, based on the number of days borrowings were outstanding.

Note 7 Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Funds’ financial statements and determined that no material events have occurred that require disclosure.

Note 8 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

70	www.rsinvestments.com

SUPPLEMENTAL INFORMATION (UNAUDITED)

Supplemental Information (unaudited)

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ website at http://www.rsinvestments.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800.766.3863.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

www.rsinvestments.com	71

One Bush Street, Suite 900 San Francisco, CA 94104	PRSRT STD U.S. POSTAGE PAID RS INVESTMENTS

WWW.RSINVESTMENTS.COM // 800.766.3863	EB 015097 (6/15)

RS VALUE FUNDS

Class A, C, K, and Y Shares

RS PARTNERS FUND

RS VALUE FUND

RS LARGE CAP ALPHA FUND

RS INVESTORS FUND

RS GLOBAL NATURAL RESOURCES FUND

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Investments Overview

CEO’s Letter	1

Understanding Your Fund’s Expenses	3

RS Investments

Alternatives | Fixed Income | Growth | International | Natural Resources | Value

Alternatives	Growth	RS Emerging Markets Small Cap Fund
RS Focused Opportunity Fund	RS Small Cap Growth Fund*	RS China Fund
RS Focused Growth Opportunity Fund	RS Select Growth Fund
	RS Mid Cap Growth Fund	Natural Resources
Fixed Income	RS Growth Fund	RS Global Natural Resources Fund
RS Investment Quality Bond Fund	RS Technology Fund
RS Low Duration Bond Fund	RS Small Cap Equity Fund*	Value
RS High Yield Fund		RS Partners Fund*
RS Tax-Exempt Fund	International	RS Value Fund
RS High Income Municipal Bond Fund	RS International Fund	RS Large Cap Alpha Fund
RS Floating Rate Fund	RS Global Fund	RS Investors Fund
RS Strategic Income Fund	RS Emerging Markets Fund

*	The Fund is currently offered only to certain investors. Please contact RS Investments for more information.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2015.

CEO’S LETTER

Matthew H. Scanlan CEO, RS Investments

Dear RS Funds Shareholder,

The active versus passive debate seems to be hotter than ever. Passive investing has gained popularity over the past few years, and on the surface, the reason may seem clear: In 2014, 78% of active managers lagged their relevant benchmarks. So it’s no surprise that actively managed domestic equity funds saw $13 billion in net withdrawals last year, while their passively managed counterparts (index funds and ETFs) received $244 billion in net subscriptions.

But as always, it would behoove investors to dig a little deeper. When you “buy the benchmark” with a passive approach, that investment seeks to replicate the performance of a particular index. Yet benchmarks do not always represent the optimal portfolio of assets within a given opportunity set. In fact, like any portfolio, a benchmark can perform well or poorly depending on design and market conditions.

Understanding benchmark construction provides a clearer picture of passive investing — and what to expect in terms of performance through different market environments. New research from RS Investments explores the active decisions that go into benchmark design and construction. We found that those decisions can lead to biases in benchmarks, so even passive strategies involve active decisions, with the decisions made by benchmark providers rather than by fund managers.

The question is, who do you want to trust to make those active decisions? Personally, I’d prefer that my chosen portfolio manager select my stocks.

While passive investing has gained popularity, we’ve noticed that the concept of high-conviction active investing is also attractive to investors, many of whom are exploring new approaches to capture alpha (a measure of performance on a risk-adjusted basis). In fact, one key takeaway from our research is that investors can blend the best of index and active exposures to create an optimal portfolio. That blend includes high-conviction active managers, in those cases where the investor has confidence that the manager has the ability to exceed expectations.

We always aim to exceed expectations, and we appreciate the confidence you’ve placed in us. In the pages that follow, you’ll find an update on the RS Funds. It includes important information about your investment with our firm.

Please visit www.rsinvestments.com for additional insights and the latest commentary from our investment teams.

Sincerely,

Matthew H. Scanlan

Chief Executive Officer

THIS PAGE NOT PART OF YOUR FUND REPORT	www.rsinvestments.com	1

CEO’S LETTER

As with all mutual funds, the value of an investment in a Fund could decline, so you could lose money.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. To obtain a copy, please call 800.766.3863 or visit www.rsinvestments.com.

RS Funds are distributed by RS Funds Distributor LLC, member: FINRA, SIPC.

©2015 RS Investment Management Co. LLC

2	www.rsinvestments.com	THIS PAGE NOT PART OF YOUR FUND REPORT

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, to June 30, 2015. The following table shows the Funds’ expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the following table. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the following table. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

www.rsinvestments.com	3

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

Based on Actual Return		Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15-6/30/15	Expense Ratio During Period 1/1/15-6/30/15
RS Partners Fund	Class A	$1,000.00	$996.50	$7.18	1.45%
	Class K	$1,000.00	$994.60	$8.95	1.81%
	Class Y	$1,000.00	$997.80	$5.55	1.12%
RS Value Fund	Class A	$1,000.00	$1,026.00	$6.38	1.27%
	Class C	$1,000.00	$1,021.60	$10.38	2.07%
	Class K	$1,000.00	$1,023.80	$8.48	1.69%
	Class Y	$1,000.00	$1,026.80	$5.33	1.06%
RS Large Cap Alpha Fund	Class A	$1,000.00	$1,009.50	$4.53	0.91%
	Class C	$1,000.00	$1,005.40	$8.60	1.73%
	Class K	$1,000.00	$1,007.60	$6.57	1.32%
	Class Y	$1,000.00	$1,010.50	$3.49	0.70%
RS Investors Fund	Class A	$1,000.00	$1,000.00	$6.60	1.33%
	Class C	$1,000.00	$996.70	$10.25	2.07%
	Class K	$1,000.00	$997.60	$9.31	1.88%
	Class Y	$1,000.00	$1,001.50	$5.21	1.05%
RS Global Natural Resources Fund	Class A	$1,000.00	$972.60	$7.19	1.47%
	Class C	$1,000.00	$968.50	$11.13	2.28%
	Class K	$1,000.00	$970.60	$9.04	1.85%
	Class Y	$1,000.00	$973.70	$5.63	1.15%
Based on Hypothetical Return (5% Return Before Expenses)
RS Partners Fund	Class A	$1,000.00	$1,017.60	$7.25	1.45%
	Class K	$1,000.00	$1,015.82	$9.05	1.81%
	Class Y	$1,000.00	$1,019.24	$5.61	1.12%
RS Value Fund	Class A	$1,000.00	$1,018.50	$6.36	1.27%
	Class C	$1,000.00	$1,014.53	$10.34	2.07%
	Class K	$1,000.00	$1,016.41	$8.45	1.69%
	Class Y	$1,000.00	$1,019.54	$5.31	1.06%
RS Large Cap Alpha Fund	Class A	$1,000.00	$1,020.28	$4.56	0.91%
	Class C	$1,000.00	$1,016.22	$8.65	1.73%
	Class K	$1,000.00	$1,018.25	$6.61	1.32%
	Class Y	$1,000.00	$1,021.32	$3.51	0.70%
RS Investors Fund	Class A	$1,000.00	$1,018.20	$6.66	1.33%
	Class C	$1,000.00	$1,014.53	$10.34	2.07%
	Class K	$1,000.00	$1,015.47	$9.39	1.88%
	Class Y	$1,000.00	$1,019.59	$5.26	1.05%
RS Global Natural Resources Fund	Class A	$1,000.00	$1,017.51	$7.35	1.47%
	Class C	$1,000.00	$1,013.49	$11.38	2.28%
	Class K	$1,000.00	$1,015.62	$9.25	1.85%
	Class Y	$1,000.00	$1,019.09	$5.76	1.15%
*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	www.rsinvestments.com

Financial Information

Six-Month Period Ended June 30, 2015

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 97.1%
Air Transport – 2.6%
Bristow Group, Inc.	707,868	$37,729,364

		37,729,364
Auto Parts – 4.6%
American Axle & Manufacturing Holdings, Inc.(1)	947,087	19,803,589
Dana Holding Corp.	2,279,793	46,918,140

		66,721,729
Back Office Support, HR and Consulting – 0.6%
Performant Financial Corp.(1)(2)	2,651,545	8,591,006

		8,591,006
Banks: Diversified – 11.5%
Associated Banc-Corp.	2,583,249	52,362,457
First Horizon National Corp.	2,097,617	32,869,658
FirstMerit Corp.	635,024	13,227,550
Hancock Holding Co.	371,643	11,859,128
Renasant Corp.	134,620	4,388,612
Synovus Financial Corp.	1,105,453	34,070,062
UMB Financial Corp.	329,068	18,763,457

		167,540,924
Building Materials – 2.1%
Masonite International Corp.(1)	429,235	30,093,666

		30,093,666
Chemicals: Diversified – 1.9%
Olin Corp.	1,022,951	27,568,529

		27,568,529
Commercial Vehicles & Parts – 1.6%
Navistar International Corp.(1)	1,023,712	23,166,603

		23,166,603
Communications Technology – 0.9%
Plantronics, Inc.	235,799	13,277,842

		13,277,842
Computer Services, Software & Systems – 8.9%
Cadence Design Systems, Inc.(1)	954,140	18,758,393
CommVault Systems, Inc.(1)	1,244,107	52,762,578
DST Systems, Inc.	113,790	14,335,264
IAC/InterActiveCorp	212,630	16,938,106
MicroStrategy, Inc., Class A(1)	110,765	18,838,911
Pegasystems, Inc.	175,980	4,028,182
RealPage, Inc.(1)	185,860	3,544,350

		129,205,784

6	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS PARTNERS FUND

June 30, 2015 (unaudited)	Shares	Value
Containers & Packaging – 3.7%
Sealed Air Corp.	1,054,943	$54,202,971

		54,202,971
Diversified Manufacturing Operations – 0.9%
TriMas Corp.(1)	434,527	12,861,999

		12,861,999
Diversified Retail – 3.2%
Liberty Ventures, Series A(1)	1,196,720	46,995,194

		46,995,194
Engineering & Contracting Services – 1.2%
MasTec, Inc.(1)	893,950	17,762,787

		17,762,787
Health Care Management Services – 3.3%
Magellan Health, Inc.(1)	676,859	47,427,510

		47,427,510
Health Care Services – 6.1%
Allscripts Healthcare Solutions, Inc.(1)	2,935,585	40,158,803
HMS Holdings Corp.(1)	2,807,287	48,201,118

		88,359,921
Home Building – 1.3%
William Lyon Homes, Class A(1)	752,404	19,314,211

		19,314,211
Household Equipment & Products – 1.7%
Tupperware Brands Corp.	391,321	25,255,857

		25,255,857
Insurance: Life – 5.4%
StanCorp Financial Group, Inc.	477,478	36,102,111
Torchmark Corp.	737,904	42,960,771

		79,062,882
Insurance: Property - Casualty – 8.9%
Endurance Specialty Holdings Ltd.	606,624	39,855,197
Essent Group Ltd.(1)	1,529,223	41,824,249
First American Financial Corp.	1,280,214	47,636,763

		129,316,209
Metal Fabricating – 1.0%
MRC Global, Inc.(1)	973,159	15,025,575

		15,025,575

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	7

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

June 30, 2015 (unaudited)	Foreign Currency	Shares	Value
Metals & Minerals: Diversified – 0.7%
Materion Corp.		299,525	$10,558,256

			10,558,256
Office Supplies & Equipment – 0.6%
Avery Dennison Corp.		147,637	8,996,999

			8,996,999
Oil: Crude Producers – 3.8%
Approach Resources, Inc.(1)		1,939,467	13,285,349
Laredo Petroleum, Inc.(1)		1,988,203	25,011,594
Peyto Exploration & Development Corp.	CAD	137,824	3,368,908
Unit Corp.(1)		484,140	13,129,877

			54,795,728
Pharmaceuticals – 0.4%
The Medicines Co.(1)		182,877	5,232,111

			5,232,111
Precious Metals & Minerals – 1.8%
Horsehead Holding Corp.(1)		2,210,908	25,911,842

			25,911,842
Real Estate Investment Trusts – 4.7%
Ares Commercial Real Estate Corp.		867,640	9,882,420
CBL & Associates Properties, Inc.		392,317	6,355,535
Equity Commonwealth(1)		1,378,300	35,380,961
MFA Financial, Inc.		1,377,047	10,176,377
PennyMac Mortgage Investment Trust		327,672	5,711,323

			67,506,616
Real Estate Services – 3.0%
Jones Lang LaSalle, Inc.		258,378	44,182,638

			44,182,638
Scientific Instruments: Pollution Control – 3.7%
Clean Harbors, Inc.(1)		498,973	26,814,809
Waste Connections, Inc.		558,074	26,296,447

			53,111,256
Specialty Retail – 1.7%
FTD Cos., Inc.(1)		861,485	24,285,262

			24,285,262
Textiles, Apparel & Shoes – 0.9%
Tumi Holdings, Inc.(1)		619,233	12,706,661

			12,706,661

8	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS PARTNERS FUND

June 30, 2015 (unaudited)	Shares	Value
Utilities: Gas Distributors – 2.3%
Questar Corp.	1,606,068	$33,582,882

		33,582,882
Utilities: Miscellaneous – 2.1%
Calpine Corp.(1)	1,706,136	30,693,387

		30,693,387
Total Common Stocks (Cost $1,197,099,387)		1,411,044,201

	Principal Amount	Value
Repurchase Agreements – 3.1%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $44,559,000, due 7/1/2015(3)	$44,559,000	$44,559,000
Total Repurchase Agreements (Cost $44,559,000)		44,559,000
Total Investments - 100.2% (Cost $1,241,658,387)		1,455,603,201
Other Liabilities, Net - (0.2)%		(3,381,840)
Total Net Assets - 100.0%		$1,452,221,361

(1)	Non-income-producing security.
(2)	Affiliated issuer. See 2d in Notes to Financial Statements.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Bond	4.75%	2/15/2041	$37,069,038

U.S. Treasury Note	4.25%	11/15/2024	8,382,875

Legend:

Foreign-Denominated Security

CAD – Canadian Dollar

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	9

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$1,411,044,201	$—	$—	$1,411,044,201

Repurchase Agreements	—	44,559,000	—	44,559,000

Total	$1,411,044,201	$44,559,000	$—	$1,455,603,201

10	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 96.7%
Advertising Agencies – 2.1%
Nielsen N.V.	632,855	$28,332,918

		28,332,918
Auto Parts – 0.7%
Dana Holding Corp.	451,340	9,288,577

		9,288,577
Banks: Diversified – 6.5%
Comerica, Inc.	400,800	20,569,056
KeyCorp	850,761	12,778,430
Zions Bancorporation	1,687,850	53,563,920

		86,911,406
Building Materials – 1.8%
Owens Corning	586,323	24,185,824

		24,185,824
Chemicals: Diversified – 2.7%
Axiall Corp.	569,265	20,522,003
Eastman Chemical Co.	191,770	15,690,622

		36,212,625
Commercial Vehicles & Parts – 2.6%
Allison Transmission Holdings, Inc.	458,940	13,428,584
Navistar International Corp.(1)	933,260	21,119,674

		34,548,258
Computer Services, Software & Systems – 9.8%
Cadence Design Systems, Inc.(1)	1,463,078	28,764,113
Check Point Software Technologies Ltd.(1)	210,100	16,713,455
DST Systems, Inc.	110,140	13,875,437
IAC/InterActiveCorp	351,680	28,014,829
Rackspace Hosting, Inc.(1)	254,825	9,476,942
Synopsys, Inc.(1)	538,470	27,273,506
TransUnion(1)	278,050	6,979,055

		131,097,337
Containers & Packaging – 3.8%
Crown Holdings, Inc.(1)	502,239	26,573,465
Sealed Air Corp.	476,781	24,497,008

		51,070,473
Diversified Financial Services – 1.8%
Raymond James Financial, Inc.	405,374	24,152,183

		24,152,183

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	11

SCHEDULE OF INVESTMENTS — RS VALUE FUND

June 30, 2015 (unaudited)	Shares	Value
Diversified Media – 4.8%
Liberty Broadband Corp., Class C(1)	628,827	$32,170,789
Liberty Media Corp., Class C(1)	897,483	32,219,640

		64,390,429
Diversified Retail – 6.0%
Liberty Interactive Corp. QVC Group, Class A(1)	2,373,650	65,868,787
Liberty Ventures, Series A(1)	356,991	14,019,037

		79,887,824
Drug & Grocery Store Chains – 2.0%
GNC Holdings, Inc., Class A	614,173	27,318,415

		27,318,415
Financial Data & Systems – 1.6%
Fidelity National Information Services, Inc.	344,232	21,273,538

		21,273,538
Foods – 0.6%
Pinnacle Foods, Inc.	166,090	7,563,739

		7,563,739
Gas Pipeline – 2.5%
Kinder Morgan, Inc.	881,464	33,839,403

		33,839,403
Health Care Services – 1.0%
HMS Holdings Corp.(1)	744,300	12,779,631

		12,779,631
Home Building – 1.9%
NVR, Inc.(1)	19,187	25,710,580

		25,710,580
Insurance: Multi-Line – 3.2%
Assurant, Inc.	208,690	13,982,230
Reinsurance Group of America, Inc.	149,046	14,139,994
Voya Financial, Inc.	324,035	15,057,906

		43,180,130
Insurance: Property - Casualty – 8.5%
FNF Group	1,099,660	40,676,424
The Progressive Corp.	1,012,480	28,177,318
XL Group PLC	1,215,231	45,206,593

		114,060,335
Medical Equipment – 1.2%
Intuitive Surgical, Inc.(1)	33,831	16,391,119

		16,391,119

12	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS VALUE FUND

June 30, 2015 (unaudited)	Shares	Value
Oil: Crude Producers – 5.0%
Concho Resources, Inc.(1)	124,677	$14,195,723
Laredo Petroleum, Inc.(1)	1,626,045	20,455,646
Rosetta Resources, Inc.(1)	842,737	19,500,934
Unit Corp.(1)	464,515	12,597,647

		66,749,950
Oil Well Equipment & Services – 0.9%
Rowan Companies PLC, Class A	584,728	12,343,608

		12,343,608
Pharmaceuticals – 6.9%
Allergan PLC(1)	133,432	40,491,275
Cardinal Health, Inc.	272,614	22,804,161
Endo International PLC(1)	358,037	28,517,647

		91,813,083
Real Estate Investment Trusts – 6.3%
American Campus Communities, Inc.	490,479	18,486,154
Equity Commonwealth(1)	1,120,050	28,751,683
Iron Mountain, Inc.	1,172,958	36,361,698

		83,599,535
Real Estate Services – 1.5%
CBRE Group, Inc., Class A(1)	549,119	20,317,403

		20,317,403
Scientific Instruments: Pollution Control – 3.4%
Clean Harbors, Inc.(1)	849,307	45,641,758

		45,641,758
Semiconductors & Components – 0.7%
Atmel Corp.	961,270	9,473,316

		9,473,316
Utilities: Electrical – 3.4%
NRG Energy, Inc.	1,990,920	45,552,250

		45,552,250
Utilities: Gas Distributors – 1.7%
Questar Corp.	1,051,192	21,980,425

		21,980,425
Utilities: Miscellaneous – 1.8%
Calpine Corp.(1)	1,303,812	23,455,578

		23,455,578
Total Common Stocks (Cost $1,095,578,937)		1,293,121,650

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	13

SCHEDULE OF INVESTMENTS — RS VALUE FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Repurchase Agreements – 3.3%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $44,908,000, due 7/1/2015(2)	$44,908,000	$44,908,000
Total Repurchase Agreements (Cost $44,908,000)		44,908,000
Total Investments - 100.0% (Cost $1,140,486,937)		1,338,029,650
Other Liabilities, Net - 0.0%		(306,182)
Total Net Assets - 100.0%		$1,337,723,468

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Bond	4.75%	2/15/2041	$21,320,925

U.S. Treasury Bond	3.75%	11/15/2043	24,489,300

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$1,293,121,650	$—	$—	$1,293,121,650

Repurchase Agreements	—	44,908,000	—	44,908,000

Total	$1,293,121,650	$44,908,000	$—	$1,338,029,650

14	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 98.7%
Asset Management & Custodian – 5.0%
Franklin Resources, Inc.	399,100	$19,567,873
State Street Corp.	192,213	14,800,401

		34,368,274
Automobiles – 3.2%
General Motors Co.	658,330	21,942,139

		21,942,139
Banks: Diversified – 9.5%
Citizens Financial Group, Inc.	824,170	22,508,083
The PNC Financial Services Group, Inc.	209,000	19,990,850
Wells Fargo & Co.	409,700	23,041,528

		65,540,461
Chemicals: Specialty – 2.1%
Praxair, Inc.	121,189	14,488,145

		14,488,145
Computer Services, Software & Systems – 10.5%
Google, Inc., Class A(1)	59,184	31,961,727
Microsoft Corp.	715,600	31,593,740
Oracle Corp.	228,800	9,220,640

		72,776,107
Diversified Financial Services – 7.1%
Citigroup, Inc.	411,800	22,747,832
JPMorgan Chase & Co.	391,540	26,530,750

		49,278,582
Diversified Media – 4.2%
Twenty-First Century Fox, Inc., Class A	898,575	29,244,123

		29,244,123
Diversified Retail – 8.8%
Dollar General Corp.	312,800	24,317,072
Liberty Interactive Corp. QVC Group, Class A(1)	1,322,521	36,699,958

		61,017,030
Drug & Grocery Store Chains – 4.0%
CVS Health Corp.	261,205	27,395,180

		27,395,180
Foods – 2.1%
Mondelez International, Inc., Class A	349,850	14,392,829

		14,392,829
Gas Pipeline – 3.1%
Kinder Morgan, Inc.	564,228	21,660,713

		21,660,713

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	15

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

June 30, 2015 (unaudited)	Shares	Value
Health Care Management Services – 2.8%
UnitedHealth Group, Inc.	161,075	$19,651,150

		19,651,150
Home Building – 2.1%
D.R. Horton, Inc.	528,600	14,462,496

		14,462,496
Insurance: Life – 1.8%
Prudential Financial, Inc.	139,930	12,246,674

		12,246,674
Insurance: Multi-Line – 0.6%
American International Group, Inc.	71,000	4,389,220

		4,389,220
Insurance: Property - Casualty – 4.1%
FNF Group	337,980	12,501,880
The Progressive Corp.	555,390	15,456,504

		27,958,384
Machinery: Engines – 2.1%
Cummins, Inc.	110,170	14,453,202

		14,453,202
Oil: Crude Producers – 1.8%
Concho Resources, Inc.(1)	52,298	5,954,651
Noble Energy, Inc.	156,790	6,691,797

		12,646,448
Oil: Integrated – 6.6%
Chevron Corp.	319,785	30,849,659
Marathon Oil Corp.	556,600	14,772,164

		45,621,823
Pharmaceuticals – 10.4%
Allergan PLC(1)	84,681	25,697,296
Bristol-Myers Squibb Co.	134,970	8,980,904
Merck & Co., Inc.	287,354	16,359,063
Pfizer, Inc.	619,265	20,763,956

		71,801,219
Radio & TV Broadcasters – 2.0%
Sirius XM Holdings, Inc.(1)	3,751,900	13,994,587

		13,994,587
Restaurants – 2.1%
McDonald’s Corp.	151,600	14,412,612

		14,412,612

16	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LARGE CAP ALPHA FUND

June 30, 2015 (unaudited)	Shares	Value
Utilities: Electrical – 2.7%
NRG Energy, Inc.	814,090	$18,626,379

		18,626,379
Total Common Stocks (Cost $565,749,005)		682,367,777

	Principal Amount	Value
Repurchase Agreements – 1.3%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $9,414,000, due 7/1/2015(2)	$9,414,000	9,414,000
Total Repurchase Agreements (Cost $9,414,000)		9,414,000
Total Investments - 100.0% (Cost $575,163,005)		691,781,777
Other Liabilities, Net - 0.0%		(205,249)
Total Net Assets - 100.0%		$691,576,528

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Bond	3.75%	11/15/2043	$9,606,300

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$682,367,777	$—	$—	$682,367,777

Repurchase Agreements	—	9,414,000	—	9,414,000

Total	$682,367,777	$9,414,000	$—	$691,781,777

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	17

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 98.9%
Auto Parts – 3.4%
Dana Holding Corp.	313,553	$6,452,921

		6,452,921
Banks: Diversified – 3.3%
First Horizon National Corp.	407,400	6,383,958

		6,383,958
Computer Services, Software & Systems – 15.2%
Cadence Design Systems, Inc.(1)	274,768	5,401,939
CommVault Systems, Inc.(1)	199,340	8,454,009
Google, Inc., Class A(1)	15,622	8,436,505
Microsoft Corp.	152,070	6,713,890

		29,006,343
Containers & Packaging – 3.2%
Sealed Air Corp.	118,050	6,065,409

		6,065,409
Diversified Financial Services – 3.5%
JPMorgan Chase & Co.	99,890	6,768,546

		6,768,546
Diversified Media – 4.8%
Twenty-First Century Fox, Inc., Class A	278,960	9,078,753

		9,078,753
Diversified Retail – 14.2%
Dollar General Corp.	96,300	7,486,362
Liberty Interactive Corp. QVC Group, Class A(1)	425,670	11,812,343
Liberty Ventures, Series A(1)	198,709	7,803,302

		27,102,007
Financial Data & Systems – 3.4%
Fidelity National Information Services, Inc.	103,630	6,404,334

		6,404,334
Health Care Management Services – 3.4%
Magellan Health, Inc.(1)	92,110	6,454,148

		6,454,148
Health Care Services – 6.6%
Allscripts Healthcare Solutions, Inc.(1)	412,154	5,638,267
HMS Holdings Corp.(1)	401,612	6,895,678

		12,533,945
Insurance: Property - Casualty – 10.5%
FNF Group	269,820	9,980,642
XL Group PLC	267,890	9,965,508

		19,946,150

18	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTORS FUND

June 30, 2015 (unaudited)	Shares	Value
Oil: Integrated – 4.7%
Chevron Corp.	93,025	$8,974,122

		8,974,122
Pharmaceuticals – 7.8%
Allergan PLC(1)	29,173	8,852,839
Pfizer, Inc.	180,710	6,059,206

		14,912,045
Real Estate Investment Trusts – 6.3%
Equity Commonwealth(1)	232,500	5,968,275
Iron Mountain, Inc.	195,921	6,073,551

		12,041,826
Scientific Instruments: Pollution Control – 4.4%
Clean Harbors, Inc.(1)	155,023	8,330,936

		8,330,936
Utilities: Electrical – 4.2%
NRG Energy, Inc.	350,030	8,008,686

		8,008,686
Total Common Stocks (Cost $171,072,056)		188,464,129

	Principal Amount	Value
Repurchase Agreements – 1.3%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $2,463,000, due 7/1/2015(2)	$2,463,000	2,463,000
Total Repurchase Agreements (Cost $2,463,000)		2,463,000
Total Investments - 100.2% (Cost $173,535,056)		190,927,129
Other Liabilities, Net - (0.2)%		(463,801)
Total Net Assets - 100.0%		$190,463,328

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Bond	3.75%	11/15/2043	$2,514,325

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	19

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$188,464,129	$—	$—	$188,464,129

Repurchase Agreements	—	2,463,000	—	2,463,000

Total	$188,464,129	$2,463,000	$—	$190,927,129

20	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

June 30, 2015 (unaudited)	Foreign Currency	Shares	Value
Common Stocks – 95.0%
Chemicals: Diversified – 4.8%
Sociedad Quimica y Minera de Chile S.A., ADR		9,117,188	$146,057,352

			146,057,352
Copper – 10.8%
First Quantum Minerals Ltd.	CAD	18,617,342	243,411,685
HudBay Minerals, Inc.		8,371,325	69,733,137
Taseko Mines Ltd. (1)(2)		22,691,678	12,541,691

			325,686,513
Fertilizers – 3.6%
The Mosaic Co.		2,330,851	109,200,369

			109,200,369
Gold – 3.0%
Goldcorp, Inc.		5,497,173	89,054,203

			89,054,203
Metals & Minerals: Diversified – 18.5%
Iluka Resources Ltd.(1)	AUD	21,860,939	129,537,109
Mineral Resources Ltd.(1)	AUD	13,326,434	67,861,282
Turquoise Hill Resources Ltd.(2)		94,974,601	359,953,738

			557,352,129
Oil: Crude Producers – 54.3%
Antero Resources Corp.(2)		4,201,163	144,267,937
Cabot Oil & Gas Corp.		4,678,264	147,552,447
Concho Resources, Inc.(2)		326,181	37,138,969
Denbury Resources, Inc.		9,895,536	62,935,609
EOG Resources, Inc.		1,205,060	105,503,003
Kosmos Energy Ltd.(2)		13,307,484	112,182,090
Laredo Petroleum, Inc.(1)(2)		12,198,882	153,461,936
Noble Energy, Inc.		3,012,965	128,593,346
Ophir Energy PLC(1)(2)	GBP	37,863,431	67,345,976
Painted Pony Petroleum Ltd.(2)	CAD	4,716,013	30,055,615
Peyto Exploration & Development Corp.	CAD	5,178,979	126,592,657
Range Resources Corp.		2,984,954	147,397,029
Rosetta Resources, Inc.(1)(2)		5,729,295	132,575,886
Southwestern Energy Co.(2)		5,105,098	116,038,878
Tourmaline Oil Corp.(2)	CAD	4,094,820	123,008,524

			1,634,649,902
Total Common Stocks (Cost $3,726,452,118)			2,862,000,468

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	21

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Repurchase Agreements – 4.7%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $141,418,000, due 7/1/2015(3)	$141,418,000	$141,418,000
Total Repurchase Agreements (Cost $141,418,000)		141,418,000
Total Investments - 99.7% (Cost $3,867,870,118)		3,003,418,468
Other Assets, Net - 0.3%		9,715,254
Total Net Assets - 100.0%		$3,013,133,722

(1)	Affiliated issuer. See 2d in Notes to Financial Statements.
(2)	Non-income-producing security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Bond	3.75%	11/15/2043	$144,246,713

Legend:

ADR – American Depositary Receipt.

Foreign-Denominated Security

AUD – Australian Dollar

CAD – Canadian Dollar

GBP – Great British Pound

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$2,862,000,468	$—	$—	$2,862,000,468

Repurchase Agreements	—	141,418,000	—	141,418,000

Total	$2,862,000,468	$141,418,000	$—	$3,003,418,468

22	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

www.rsinvestments.com	23

FINANCIAL INFORMATION

Statements of Assets and Liabilities As of June 30, 2015 (unaudited)	RS Partners
Assets
Investments in unaffiliated issuers, at value	$1,447,012,195
Investments in affiliated issuers, at value	8,591,006

Investments in securities, at value	1,455,603,201
Cash	—
Foreign currency, at value	—
Receivable for investments sold	6,119,314
Dividends receivable	1,352,223
Receivable for fund shares subscribed	332,050
Prepaid expenses	62,116

Total Assets	1,463,468,904

Liabilities
Payable for investments purchased	5,593,599
Payable for fund shares redeemed	3,451,101
Payable to adviser	1,223,022
Payable to custodian	136,804
Accrued trustees’ fees	25,431
Payable to distributor	23,974
Accrued expenses/other liabilities	793,612

Total Liabilities	11,247,543

Total Net Assets	$1,452,221,361

Net Assets Consist of:
Paid-in capital	$1,215,598,738
Accumulated net investment income/(loss)	(1,229,614)
Accumulated net realized gain/(loss) from investments, foreign currency transactions and in-kind redemptions	23,907,532
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	213,944,705

Total Net Assets	$1,452,221,361

Investments in Unaffiliated Issuers, at Cost	$1,218,667,329

Investments in Affiliated Issuers, at Cost	$22,991,058

Foreign Currency, at Cost	$—

Pricing of Shares
Net Assets:
Class A	$672,871,410
Class C	—
Class K	3,874,139
Class Y	775,475,812
Shares of Beneficial Interest Outstanding with No Par Value:
Class A	21,727,962
Class C	—
Class K	131,056
Class Y	24,324,714
Net Asset Value Per Share:
Class A	$30.97
Class C	—
Class K	29.56
Class Y	31.88
Sales Charge Class A (Load)	4.75%
Maximum Offering Price Per Class A Share	$32.51

24	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Value	RS Large Cap Alpha	RS Investors	RS Global Natural Resources

$1,338,029,650	$691,781,777	$190,927,129	$2,440,094,588
—	—	—	563,323,880

1,338,029,650	691,781,777	190,927,129	3,003,418,468
48,379	—	31,484	—
—	—	—	9
—	—	—	24,928,413
469,458	375,820	45,630	387,697
1,800,575	587,064	195,534	7,400,513
83,469	46,488	35,871	106,209

1,340,431,531	692,791,149	191,235,648	3,036,241,309

—	—	—	1,265,072
1,373,230	606,723	541,233	17,713,723
937,683	290,701	130,631	2,694,580
—	16,543	—	231,813
19,403	10,565	3,359	56,228
19,231	27,327	6,213	29,412
358,516	262,762	90,884	1,116,759

2,708,063	1,214,621	772,320	23,107,587

$1,337,723,468	$691,576,528	$190,463,328	$3,013,133,722

$1,041,630,701	$497,550,503	$186,583,628	$4,157,894,179
372,512	3,367,299	(89,294)	(6,414,167)
98,177,542	74,039,954	(13,423,079)	(273,890,546)
197,542,713	116,618,772	17,392,073	(864,455,744)

$1,337,723,468	$691,576,528	$190,463,328	$3,013,133,722

$1,140,486,937	$575,163,005	$173,535,056	$2,858,729,495

$—	$—	$—	$1,009,140,623

$—	$—	$—	$9

$421,370,242	$606,663,704	$54,562,213	$600,481,222
29,911,444	35,494,559	29,285,534	55,617,605
4,167,369	13,958,518	1,960,121	5,672,611
882,274,413	35,459,747	104,655,460	2,351,362,284

12,431,319	10,142,409	4,211,674	24,889,310
928,315	654,239	2,396,735	2,478,768
126,065	234,220	159,788	245,335
25,855,558	594,004	8,006,699	94,759,255

$33.90	$59.81	$12.95	$24.13
32.22	54.25	12.22	22.44
33.06	59.60	12.27	23.12
34.12	59.70	13.07	24.81
4.75%	4.75%	4.75%	4.75%
$35.59	$62.79	$13.60	$25.33

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	25

FINANCIAL INFORMATION

Statements of Operations For the Six-Month Period Ended June 30, 2015 (unaudited)	RS Partners
Investment Income
Dividends	$8,776,513
Dividends from affiliated issuers	—
Interest	142
Withholding taxes on foreign dividends	(50,624)

Total Investment Income	8,726,031

Expenses
Investment advisory fees	7,795,131
Transfer agent fees	1,119,955
Distribution fees	930,611
Professional fees	122,684
Shareholder reports	85,815
Administrative service fees	64,687
Trustees’ fees	51,126
Custodian fees	48,814
Registration fees	28,042
Insurance expense	26,755
Other expenses	22,951

Total Expenses	10,296,571

Less: Fee waiver by adviser	(340,926)

Total Expenses, Net	9,955,645

Net Investment Income/(Loss)	(1,229,614)

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Foreign Currency Transactions and In-kind Redemptions
Net realized gain/(loss) from investments	29,168,777
Net realized loss from investments in affiliated issuers	(171,959)
Net realized loss from foreign currency transactions	(37,278)
Net realized gain from in-kind redemptions	—
Net change in unrealized appreciation/depreciation on investments	(22,150,144)
Net change in unrealized appreciation/depreciation on investments in affiliated issuers	(12,427,158)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	(265)

Net Gain/(Loss) on Investments, Foreign Currency Transactions and In-kind Redemptions	(5,618,027)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(6,847,641)

26	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Value	RS Large Cap Alpha	RS Investors	RS Global Natural Resources

$8,008,951	$6,519,806	$1,286,026	$10,929,801
—	—	—	2,962,363
—	—	—	—
(42,696)	—	(3,081)	(1,006,307)

7,966,255	6,519,806	1,282,945	12,885,857

5,594,237	1,776,651	1,064,359	15,608,928
1,056,541	379,722	147,723	1,717,265
706,864	997,603	237,919	1,119,113
96,662	59,256	30,778	222,372
69,757	25,681	9,648	141,486
50,190	28,696	9,813	125,373
39,823	22,331	6,997	101,177
35,971	27,214	18,174	116,682
41,608	31,445	35,680	48,880
15,376	9,856	1,802	57,183
15,968	9,468	3,346	52,798

7,722,997	3,367,923	1,566,239	19,311,257

(129,254)	—	(196,522)	(13,150)

7,593,743	3,367,923	1,369,717	19,298,107

372,512	3,151,883	(86,772)	(6,412,250)

73,107,150	41,647,553	(5,275,274)	3,321,266
—	—	—	(3,264,951)
—	—	(1,919)	(33,579)
—	—	—	1,862,076
(42,495,669)	(42,301,603)	5,663,058	(50,421,334)

—	—	—	(24,239,065)

—	—	(25)	(6,542)

30,611,481	(654,050)	385,840	(72,782,129)

$30,983,993	$2,497,833	$299,068	$(79,194,379)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	27

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS Partners

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment income/(loss)	$(1,229,614)	$(3,669,969)
Net realized gain from investments and foreign currency transactions	28,959,540	383,728,914
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	(34,577,567)	(457,566,876)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(6,847,641)	(77,507,931)

Distributions to Shareholders
Net investment income
Class A	—	—
Class C	—	—
Class K	—	—
Class Y	—	—
Net realized gain on investments
Class A	—	(161,856,174)
Class C	—	—
Class K	—	(846,972)
Class Y	—	(176,090,672)

Total Distributions	—	(338,793,818)

Capital Share Transactions
Proceeds from sales of shares	83,514,535	475,518,463
Reinvestment of distributions	—	329,290,295
Cost of shares redeemed	(359,707,464)	(825,007,282)
Cost of shares redeemed in-kind	—	(138,910,943)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(276,192,929)	(159,109,467)

Net Increase/(Decrease) in Net Assets	(283,040,570)	(575,411,216)

Net Assets
Beginning of period	1,735,261,931	2,310,673,147

End of period	$1,452,221,361	$1,735,261,931

Accumulated Undistributed Net Investment Income/(Loss) Included in Net Assets	$(1,229,614)	$—

Other Information:
Shares
Sold	2,675,086	11,921,028
Reinvested	—	10,617,584
Redeemed	(11,536,024)	(21,234,629)
Redeemed in-kind	—	(3,443,292)

Net Increase/(Decrease)	(8,860,938)	(2,139,309)

28	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Value		RS Large Cap Alpha

For the Six Months Ended 6/30/15	For the Year Ended 12/31/14	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

$372,512	$11,359,059	$3,151,883	$7,623,591

73,107,150	216,210,571	41,647,553	125,206,498

(42,495,669)	(83,405,281)	(42,301,603)	(27,604,155)

30,983,993	144,164,349	2,497,833	105,225,934

—	(4,068,377)	—	(5,212,174)
—	(113,183)	—	(63,919)
—	(31,175)	—	(69,893)
—	(10,774,202)	—	(2,043,742)

—	(60,777,666)	—	(66,219,711)
—	(4,492,092)	—	(4,256,029)
—	(612,247)	—	(1,743,700)
—	(112,929,517)	—	(19,906,901)

—	(193,798,459)	—	(99,516,069)

198,824,464	329,646,664	21,590,208	72,459,987
—	187,916,999	—	95,652,762
(180,626,006)	(499,816,537)	(206,341,105)	(145,652,514)
—	—	—	—

18,198,458	17,747,126	(184,750,897)	22,460,235

49,182,451	(31,886,984)	(182,253,064)	28,170,100

1,288,541,017	1,320,428,001	873,829,592	845,659,492

$1,337,723,468	$1,288,541,017	$691,576,528	$873,829,592

$372,512	$—	$3,367,299	$215,416

5,746,732	8,930,299	366,482	1,183,311
—	5,752,188	—	1,631,771
(5,307,039)	(13,682,307)	(3,560,098)	(2,372,305)
—	—	—	—

439,693	1,000,180	(3,193,616)	442,777

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	29

FINANCIAL INFORMATION

Statements of Changes in Net Assets (continued) Six-Months-Ended Numbers are unaudited	RS Investors

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment income/(loss)	$(86,772)	$2,618,324
Net realized gain/(loss) from investments, foreign currency transactions and in-kind redemptions	(5,277,193)	1,422,573
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	5,663,033	2,423,868

Net Increase/(Decrease) in Net Assets Resulting from Operations	299,068	6,464,765

Distributions to Shareholders
Net investment income
Class A	—	(620,581)
Class C	—	(181,578)
Class K	—	(15,605)
Class Y	—	(1,796,849)
Net realized gain on investments
Class A	—	(2,567,017)
Class C	—	(1,270,050)
Class K	—	(81,496)
Class Y	—	(5,372,611)

Total Distributions	—	(11,905,787)

Capital Share Transactions
Proceeds from sales of shares	22,311,045	243,598,882
Reinvestment of distributions	—	7,560,089
Cost of shares redeemed	(76,030,089)	(115,837,384)
Cost of shares redeemed in-kind	—	—

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(53,719,044)	135,321,587

Net Increase/(Decrease) in Net Assets	(53,419,976)	129,880,565

Net Assets
Beginning of period	243,883,304	114,002,739

End of period	$190,463,328	$243,883,304

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(2,522)

Accumulated Undistributed Net Investment Loss Included in Net Assets	$(89,294)	$—

Other Information:
Shares
Sold	1,729,888	18,230,327
Reinvested	—	595,492
Redeemed	(5,853,226)	(8,667,673)
Redeemed in-kind	—	—

Net Increase/(Decrease)	(4,123,338)	10,158,146

30	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Global Natural Resources

For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

$(6,412,250)	$6,148,862

1,884,812	(131,696,047)

(74,666,941)	(894,257,964)

(79,194,379)	(1,019,805,149)

—	(321,500)
—	(34,998)
—	(2,471)
—	(1,070,690)

—	(53,670,914)
—	(5,842,539)
—	(412,466)
—	(178,739,897)

—	(240,095,475)

789,496,763	1,354,014,298
—	221,041,107
(571,200,875)	(2,106,598,978)
(44,647,225)	(77,376,760)

173,648,663	(608,920,333)

94,454,284	(1,868,820,957)

2,918,679,438	4,787,500,395

$3,013,133,722	$2,918,679,438

$—	$(1,917)

$(6,414,167)	$—

31,251,103	39,224,159
—	8,800,146
(22,465,814)	(65,412,182)
(1,879,092)	(2,054,233)

6,906,197	(19,442,110)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	31

FINANCIAL INFORMATION

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Partners Fund
Class A
Six Months Ended 6/30/15[1]	$31.08	$(0.05)[2]	$(0.06)	$(0.11)	$—	$—
Year Ended 12/31/14	40.09	(0.14)[2]	(1.52)	(1.66)	—	(7.35)
Year Ended 12/31/13	31.93	(0.15)	13.48	13.33	—	(5.17)
Year Ended 12/31/12	29.28	(0.09)	5.74	5.65	—	(3.00)
Year Ended 12/31/11	33.09	(0.27)	(2.28)	(2.55)	—	(1.26)
Year Ended 12/31/10	25.86	(0.33)	7.56	7.23	—	—

Class K
Six Months Ended 6/30/15[1]	$29.72	$(0.10)[2]	$(0.06)	$(0.16)	$—	$—
Year Ended 12/31/14	38.82	(0.25)[2]	(1.50)	(1.75)	—	(7.35)
Year Ended 12/31/13	31.14	(0.18)	13.03	12.85	—	(5.17)
Year Ended 12/31/12	28.75	(0.39)	5.78	5.39	—	(3.00)
Year Ended 12/31/11	32.67	(0.51)	(2.15)	(2.66)	—	(1.26)
Year Ended 12/31/10	25.66	(1.21)	8.22	7.01	—	—

Class Y
Six Months Ended 6/30/15[1]	$31.95	$— [2,5]	$(0.07)	$(0.07)	$—	$—
Year Ended 12/31/14	40.86	0.01 [2]	(1.57)	(1.56)	—	(7.35)
Year Ended 12/31/13	32.38	(0.06)	13.75	13.69	(0.04)	(5.17)
Year Ended 12/31/12	29.58	0.02	5.78	5.80	—	(3.00)
Year Ended 12/31/11	33.31	(0.16)	(2.31)	(2.47)	—	(1.26)
Year Ended 12/31/10	25.95	(0.21)	7.57	7.36	—	—

See notes to Financial Highlights on pages 40-41.

32	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$30.97	(0.35)%	$672,871	1.45%	1.47%	(0.33)%		(0.35)%	16%
(7.35)	31.08	(3.85)%	827,108	1.45%	1.55%	(0.35)%		(0.45)%	47%
(5.17)	40.09	42.15%	1,335,819	1.45%	1.51%	(0.39)%		(0.45)%	49%
(3.00)	31.93	19.39%	1,137,349	1.45%	1.48%	(0.21)%		(0.24)%	39%
(1.26)	29.28	(7.59)%	1,290,313	1.47%	1.47%	(0.77)%		(0.77)%	40%
—	33.09	27.96%	1,675,852	1.49%	1.50%	(1.07)%		(1.08)%	61%

$—	$29.56	(0.54)%	$3,874	1.81%	1.87%	(0.69)%		(0.75)%	16%
(7.35)	29.72	(4.21)%	4,321	1.80%	1.88%	(0.66)%		(0.74)%	47%
(5.17)	38.82	41.68%	4,920	1.79%	1.85%	(0.73)%		(0.79)%	49%
(3.00)	31.14	18.84%	3,770	1.90%	1.93%	(0.65)%		(0.68)%	39%
(1.26)	28.75	(8.03)%	3,976	1.96%	1.96%	(1.25)%		(1.25)%	40%
—	32.67	27.32%	4,905	1.86%	1.87%	(1.44)%		(1.45)%	61%

$—	$31.88	(0.22)%	$775,476	1.12%	1.18%	—%	[6]	(0.06)%	16%
(7.35)	31.95	(3.53)%	903,833	1.11%	1.18%	0.04%		(0.03)%	47%
(5.21)	40.86	42.68%	969,934	1.11%	1.17%	(0.04)%		(0.10)%	49%
(3.00)	32.38	19.70%	619,450	1.16%	1.19%	0.13%		0.10%	39%
(1.26)	29.58	(7.30)%	507,063	1.18%	1.18%	(0.47)%		(0.47)%	40%
—	33.31	28.36%	538,428	1.13%	1.14%	(0.71)%		(0.72)%	61%

See notes to Financial Highlights on pages 40-41.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	33

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Value Fund
Class A
Six Months Ended 6/30/15[1]	$33.04	$(0.01)[2]	$0.87	$0.86	$—	$—
Year Ended 12/31/14	34.76	0.25 [2]	3.71	3.96	(0.36)	(5.32)
Year Ended 12/31/13	25.93	(0.07)	9.82	9.75	(0.06)	(0.86)
Year Ended 12/31/12	23.04	0.26	2.92	3.18	(0.29)	—
Year Ended 12/31/11	25.91	(0.14)	(2.73)	(2.87)	—	—
Year Ended 12/31/10	20.65	(0.13)	5.39	5.26	—	—

Class C
Six Months Ended 6/30/15[1]	$31.54	$(0.14)[2]	$0.82	$0.68	$—	$—
Year Ended 12/31/14	33.47	— [2,5]	3.52	3.52	(0.13)	(5.32)
Year Ended 12/31/13	25.13	(0.35)	9.55	9.20	—	(0.86)
Year Ended 12/31/12	22.35	(0.04)	2.94	2.90	(0.12)	—
Year Ended 12/31/11	25.33	(0.27)	(2.71)	(2.98)	—	—
Year Ended 12/31/10	20.33	(0.21)	5.21	5.00	—	—

Class K
Six Months Ended 6/30/15[1]	$32.29	$(0.08)[2]	$0.85	$0.77	$—	$—
Year Ended 12/31/14	34.15	0.13 [2]	3.60	3.73	(0.27)	(5.32)
Year Ended 12/31/13	25.54	(0.31)	9.78	9.47	—	(0.86)
Year Ended 12/31/12	22.73	0.21	2.83	3.04	(0.23)	—
Year Ended 12/31/11	25.66	(0.16)	(2.77)	(2.93)	—	—
Year Ended 12/31/10	20.53	(0.13)	5.26	5.13	—	—

Class Y
Six Months Ended 6/30/15[1]	$33.23	$0.03 [2]	$0.86	$0.89	$—	$—
Year Ended 12/31/14	34.99	0.38 [2]	3.69	4.07	(0.51)	(5.32)
Year Ended 12/31/13	26.09	0.02	9.88	9.90	(0.14)	(0.86)
Year Ended 12/31/12	23.19	0.43	2.84	3.27	(0.37)	—
Year Ended 12/31/11	26.01	(0.02)	(2.80)	(2.82)	—	—
Year Ended 12/31/10	20.66	(0.05)	5.40	5.35	—	—

See notes to Financial Highlights on pages 40-41.

34	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$33.90	2.60%	$421,370	1.27%	1.27%	(0.05)%	(0.05)%	26%
(5.68)	33.04	11.60%	432,082	1.29%	1.35%	0.71%	0.65%	56%
(0.92)	34.76	37.68%	642,364	1.28%	1.35%	(0.17)%	(0.24)%	48%
(0.29)	25.93	13.83%	584,056	1.28%	1.37%	0.94%	0.85%	58%
—	23.04	(11.08)%	805,042	1.28%	1.31%	(0.35)%	(0.38)%	40%
—	25.91	25.47%	1,484,732	1.28%	1.38%	(0.49)%	(0.59)%	51%

$—	$32.22	2.16%	$29,912	2.07%	2.08%	(0.85)%	(0.86)%	26%
(5.45)	31.54	10.75%	30,568	2.06%	2.11%	0.00%[6]	(0.05)%	56%
(0.86)	33.47	36.69%	30,534	2.03%	2.11%	(0.92)%	(1.00)%	48%
(0.12)	25.13	12.98%	25,402	2.03%	2.11%	0.28%	0.20%	58%
—	22.35	(11.76)%	27,851	2.03%	2.10%	(1.07)%	(1.14)%	40%
—	25.33	24.59%	31,447	2.03%	2.09%	(1.23)%	(1.29)%	51%

$—	$33.06	2.38%	$4,167	1.69%	1.69%	(0.48)%	(0.48)%	26%
(5.59)	32.29	11.15%	4,412	1.69%	1.73%	0.37%	0.33%	56%
(0.86)	34.15	37.16%	3,948	1.68%	1.70%	(0.55)%	(0.57)%	48%
(0.23)	25.54	13.38%	4,116	1.68%	1.74%	0.71%	0.65%	58%
—	22.73	(11.42)%	3,184	1.68%	1.81%	(0.71)%	(0.84)%	40%
—	25.66	24.99%	3,298	1.68%	1.77%	(0.87)%	(0.96)%	51%

$—	$34.12	2.68%	$882,274	1.06%	1.09%	0.15%	0.12%	26%
(5.83)	33.23	11.85%	821,479	1.05%	1.11%	1.05%	0.99%	56%
(1.00)	34.99	38.05%	643,582	1.03%	1.14%	0.08%	(0.03)%	48%
(0.37)	26.09	14.12%	469,314	1.03%	1.12%	1.23%	1.14%	58%
—	23.19	(10.84)%	613,636	1.03%	1.14%	(0.06)%	(0.17)%	40%
—	26.01	25.90%	566,518	0.95%	0.95%	(0.17)%	(0.17)%	51%

See notes to Financial Highlights on pages 40-41.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	35

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Large Cap Alpha Fund
Class A
Six Months Ended 6/30/15[1]	$59.25	$0.27	[2]	$0.29	$0.56	$—	$—	$—
Year Ended 12/31/14	59.06	0.55	[2]	7.13	7.68	(0.55)	(6.94)	(7.49)
Year Ended 12/31/13	43.95	0.45	[2]	16.28	16.73	(0.47)	(1.15)	(1.62)
Year Ended 12/31/12	38.48	0.67	[2]	5.58	6.25	(0.78)	—	(0.78)
Year Ended 12/31/11	42.51	0.24	[2]	(4.09)	(3.85)	(0.23)	—	(0.23)
Year Ended 12/31/10	37.04	0.12	[2]	6.03	6.15	(0.68)	—	(0.68)

Class C
Six Months Ended 6/30/15[1]	$53.96	$0.03	[2]	$0.26	$0.29	$—	$—	$—
Year Ended 12/31/14	54.43	0.04	[2]	6.53	6.57	(0.10)	(6.94)	(7.04)
Year Ended 12/31/13	40.66	0.02	[2]	15.01	15.03	(0.11)	(1.15)	(1.26)
Year Ended 12/31/12	35.63	0.30	[2]	5.17	5.47	(0.44)	—	(0.44)
Year Ended 12/31/11	39.44	(0.08)[2]		(3.78)	(3.86)	—	—	—
Year Ended 12/31/10	34.57	(0.15)[2]		5.59	5.44	(0.57)	—	(0.57)

Class K
Six Months Ended 6/30/15[1]	$59.15	$0.16	[2]	$0.29	$0.45	$—	$—	$—
Year Ended 12/31/14	58.97	0.31	[2]	7.09	7.40	(0.28)	(6.94)	(7.22)
Year Ended 12/31/13	43.88	0.25	[2]	16.23	16.48	(0.24)	(1.15)	(1.39)
Year Ended 12/31/12	38.42	0.53	[2]	5.55	6.08	(0.62)	—	(0.62)
Year Ended 12/31/11	42.35	0.06	[2]	(4.04)	(3.98)	—	—	—
Year Ended 12/31/10	36.94	(0.01)[2]		5.99	5.98	(0.57)	—	(0.57)

Class Y
Six Months Ended 6/30/15[1]	$59.08	$0.33	[2]	$0.29	$0.62	$—	$—	$—
Year Ended 12/31/14	58.92	0.71	[2]	7.10	7.81	(0.71)	(6.94)	(7.65)
Year Ended 12/31/13	43.83	0.59	[2]	16.27	16.86	(0.62)	(1.15)	(1.77)
Year Ended 12/31/12	38.38	0.77	[2]	5.59	6.36	(0.91)	—	(0.91)
Year Ended 12/31/11	42.46	0.38	[2]	(4.12)	(3.74)	(0.39)	—	(0.39)
Year Ended 12/31/10	37.00	0.25	[2]	6.03	6.28	(0.82)	—	(0.82)

See notes to Financial Highlights on pages 40-41.

36	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$59.81	0.95%	$606,663	0.91%	0.91%	0.93%	0.93%	16%
—	59.25	13.08%	630,654	0.92%	0.92%	0.89%	0.89%	60%
—	59.06	38.17%	618,893	0.92%	0.92%	0.86%	0.86%	48%
—	43.95	16.26%	491,082	0.98%	0.98%	1.59%	1.59%	51%
0.05	38.48	(8.92)%[7]	485,820	0.92%	0.92%	0.58%	0.58%	41%
—	42.51	16.63%	734,834	0.95%	0.96%	0.31%	0.30%	50%

$—	$54.25	0.54%	$35,495	1.73%	1.73%	0.11%	0.11%	16%
—	53.96	12.15%	36,868	1.73%	1.73%	0.08%	0.08%	60%
—	54.43	37.06%	34,506	1.74%	1.74%	0.04%	0.04%	48%
—	40.66	15.37%	23,824	1.75%	1.75%	0.78%	0.78%	51%
0.05	35.63	(9.66)%[7]	27,323	1.69%	1.69%	(0.22)%	(0.22)%	41%
—	39.44	15.76%	48,829	1.70%	1.70%	(0.42)%	(0.42)%	50%

$—	$59.60	0.76%	$13,959	1.32%	1.32%	0.53%	0.53%	16%
—	59.15	12.62%	16,458	1.31%	1.31%	0.50%	0.50%	60%
—	58.97	37.66%	16,785	1.31%	1.31%	0.48%	0.48%	48%
—	43.88	15.84%	13,911	1.33%	1.33%	1.26%	1.26%	51%
0.05	38.42	(9.28)%[6]	13,667	1.33%	1.33%	0.13%	0.13%	41%
—	42.35	16.21%	28,458	1.30%	1.33%	(0.02)%	(0.05)%	50%

$—	$59.70	1.05%	$35,460	0.70%	0.70%	1.11%	1.11%	16%
—	59.08	13.34%	189,850	0.66%	0.66%	1.16%	1.16%	60%
—	58.92	38.58%	175,475	0.65%	0.65%	1.13%	1.13%	48%
—	43.83	16.58%	134,114	0.69%	0.69%	1.84%	1.84%	51%
0.05	38.38	(8.65)%[7]	144,642	0.63%	0.63%	0.98%	0.98%	41%
—	42.46	17.01%	22,250	0.63%	0.63%	0.65%	0.65%	50%

See notes to Financial Highlights on pages 40-41.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	37

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Investors Fund
Class A
Six Months Ended 6/30/15[1]	$12.95	$(0.01)[2]	$0.01	$—	$—	$—
Year Ended 12/31/14	13.02	0.14 [2]	0.42	0.56	(0.12)	(0.51)
Year Ended 12/31/13	8.96	(0.02)[2]	4.14	4.12	— [5]	(0.06)
Year Ended 12/31/12	7.48	0.12 [2]	1.48	1.60	(0.12)	—
Year Ended 12/31/11	7.88	(0.01)[2]	(0.39)	(0.40)	—	—
Year Ended 12/31/10	6.31	(0.01)[2]	1.58	1.57	—	—

Class C
Six Months Ended 6/30/15[1]	$12.26	$(0.05)[2]	$0.01	$(0.04)	$—	$—
Year Ended 12/31/14	12.40	0.00 [2]	0.42	0.44	(0.07)	(0.51)
Year Ended 12/31/13	8.60	(0.11)[2]	3.97	3.86	— [5]	(0.06)
Year Ended 12/31/12	7.16	0.05 [2]	1.42	1.47	(0.03)	—
Year Ended 12/31/11	7.60	(0.06)[2]	(0.38)	(0.44)	—	—
Year Ended 12/31/10	6.09	(0.03)[2]	1.54	1.51	—	—

Class K
Six Months Ended 6/30/15[1]	$12.30	$(0.04)[2]	$0.01	$(0.03)	$—	$—
Year Ended 12/31/14	12.43	0.06 [2]	0.42	0.48	(0.10)	(0.51)
Year Ended 12/31/13	8.59	(0.07)[2]	3.97	3.90	— [5]	(0.06)
Year Ended 12/31/12	7.16	0.09 [2]	1.42	1.51	(0.08)	—
Year Ended 12/31/11	7.57	(0.03)[2]	(0.38)	(0.41)	—	—
Year Ended 12/31/10	6.07	(0.01)[2]	1.51	1.50	—	—

Class Y
Six Months Ended 6/30/15[1]	$13.05	$0.01 [2]	$0.01	$0.02	$—	$—
Year Ended 12/31/14	13.12	0.20 [2]	0.41	0.61	(0.17)	(0.51)
Year Ended 12/31/13	9.01	0.01 [2]	4.17	4.18	(0.01)	(0.06)
Year Ended 12/31/12	7.52	0.11 [2]	1.53	1.64	(0.15)	—
Year Ended 12/31/11	7.92	— [2,5]	(0.40)	(0.40)	—	—
Year Ended 12/31/10	6.35	(0.01)[2]	1.58	1.57	—	—

See notes to Financial Highlights on pages 40-41.

38	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$12.95	0.00%	$54,562	1.33%	1.55%	(0.11)%	(0.33)%	29%
(0.63)	12.95	4.39%	67,364	1.32%	1.52%	1.04%	0.84%	83%
(0.06)	13.02	46.04%	35,159	1.30%	1.89%	(0.23)%	(0.82)%	128%
(0.12)	8.96	21.46%	12,183	1.30%	2.28%	1.42%	0.44%	97%
—	7.48	(5.08)%	11,715	1.22%	2.07%	(0.11)%	(0.96)%	55%
—	7.88	24.88%	13,004	1.05%	2.18%	(0.18)%	(1.31)%	62%

$—	$12.22	(0.33)%	$29,286	2.07%	2.31%	(0.85)%	(1.09)%	29%
(0.58)	12.26	3.63%	31,819	2.07%	2.29%	0.18%	(0.04)%	83%
(0.06)	12.40	44.94%	6,473	2.05%	2.66%	(0.99)%	(1.59)%	128%
(0.03)	8.60	20.59%	588	2.05%	3.31%	0.62%	(0.64)%	97%
—	7.16	(5.79)%	642	1.87%	2.99%	(0.75)%	(1.87)%	55%
—	7.60	24.79%	548	1.34%	3.57%	(0.43)%	(2.66)%	62%

$—	$12.27	(0.24)%	$1,960	1.88%	1.94%	(0.67)%	(0.73)%	29%
(0.61)	12.30	3.90%	2,077	1.91%	1.97%	0.47%	0.41%	83%
(0.06)	12.43	45.46%	628	1.70%	2.56%	(0.66)%	(1.51)%	128%
(0.08)	8.59	21.04%	211	1.70%	3.22%	1.17%	(0.35)%	97%
—	7.16	(5.42)%	151	1.52%	2.65%	(0.40)%	(1.53)%	55%
—	7.57	24.71%	133	1.05%	2.83%	(0.16)%	(1.94)%	62%

$—	$13.07	0.15%	$104,655	1.05%	1.20%	0.14%	(0.01)%	29%
(0.68)	13.05	4.72%	142,623	1.05%	1.17%	1.49%	1.37%	83%
(0.07)	13.12	46.45%	71,743	1.05%	1.44%	0.04%	(0.34)%	128%
(0.15)	9.01	21.86%	2,382	1.05%	1.91%	1.38%	0.52%	97%
—	7.52	(5.05)%	2,954	1.05%	1.72%	0.05%	(0.62)%	55%
—	7.92	24.72%	3,778	1.05%	1.80%	(0.17)%	(0.92)%	62%

See notes to Financial Highlights on pages 40-41.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	39

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Global Natural Resources Fund
Class A
Six Months Ended 6/30/15[1]	$24.81	$(0.08)[2]	$(0.60)	$(0.68)	$—	$—
Year Ended 12/31/14	35.02	(0.04)[2]	(7.97)	(8.01)	(0.01)	(2.19)
Year Ended 12/31/13	36.60	(0.07)[2]	(0.20)	(0.27)	—	(1.31)
Year Ended 12/31/12	34.60	(0.10)[2]	2.21	2.11	—	(0.11)
Year Ended 12/31/11	37.58	(0.15)[2]	(2.60)	(2.75)	—	(0.23)
Year Ended 12/31/10	29.94	(0.14)[2]	7.78	7.64	—	—

Class C
Six Months Ended 6/30/15[1]	$23.17	$(0.17)[2]	$(0.56)	$(0.73)	$—	$—
Year Ended 12/31/14	33.14	(0.29)[2]	(7.48)	(7.77)	(0.01)	(2.19)
Year Ended 12/31/13	34.98	(0.34)[2]	(0.19)	(0.53)	—	(1.31)
Year Ended 12/31/12	33.30	(0.33)[2]	2.12	1.79	—	(0.11)
Year Ended 12/31/11	36.45	(0.40)[2]	(2.52)	(2.92)	—	(0.23)
Year Ended 12/31/10	29.26	(0.38)[2]	7.57	7.19	—	—

Class K
Six Months Ended 6/30/15[1]	$23.82	$(0.13)[2]	$(0.57)	$(0.70)	$—	$—
Year Ended 12/31/14	33.86	(0.16)[2]	(7.68)	(7.84)	(0.01)	(2.19)
Year Ended 12/31/13	35.57	(0.18)[2]	(0.22)	(0.40)	—	(1.31)
Year Ended 12/31/12	33.74	(0.22)[2]	2.16	1.94	—	(0.11)
Year Ended 12/31/11	36.81	(0.30)[2]	(2.54)	(2.84)	—	(0.23)
Year Ended 12/31/10	29.46	(0.28)[2]	7.63	7.35	—	—

Class Y
Six Months Ended 6/30/15[1]	$25.48	$(0.04)[2]	$(0.63)	$(0.67)	$—	$—
Year Ended 12/31/14	35.76	0.09 [2]	(8.17)	(8.08)	(0.01)	(2.19)
Year Ended 12/31/13	37.23	0.06 [2]	(0.22)	(0.16)	—	(1.31)
Year Ended 12/31/12	35.10	0.04 [2]	2.25	2.29	(0.05)	(0.11)
Year Ended 12/31/11	38.00	(0.01)[2]	(2.66)	(2.67)	—	(0.23)
Year Ended 12/31/10	30.17	(0.02)[2]	7.85	7.83	—	—
Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

40	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$24.13	(2.74)%	$600,481	1.47%	1.47%	(0.65)%	(0.65)%	13%
(2.20)	24.81	(22.84)%	620,030	1.47%	1.48%	(0.10)%	(0.11)%	34%
(1.31)	35.02	(0.60)%	1,254,213	1.43%	1.46%	(0.18)%	(0.21)%	39%
(0.11)	36.60	6.10%	1,561,862	1.45%	1.52%	(0.27)%	(0.34)%	36%
(0.23)	34.60	(7.31)%	1,397,688	1.45%	1.48%	(0.41)%	(0.44)%	25%
—	37.58	25.52%	1,341,020	1.45%	1.47%	(0.44)%	(0.46)%	27%

$—	$22.44	(3.15)%	$55,618	2.28%	2.32%	(1.46)%	(1.50)%	13%
(2.20)	23.17	(23.41)%	63,193	2.23%	2.24%	(0.86)%	(0.87)%	34%
(1.31)	33.14	(1.37)%	128,948	2.21%	2.24%	(0.95)%	(0.98)%	39%
(0.11)	34.98	5.38%	147,154	2.14%	2.21%	(0.96)%	(1.03)%	36%
(0.23)	33.30	(8.01)%	105,206	2.18%	2.21%	(1.11)%	(1.14)%	25%
—	36.45	24.57%	57,883	2.23%	2.25%	(1.23)%	(1.25)%	27%

$—	$23.12	(2.94)%	$5,673	1.85%	1.85%	(1.04)%	(1.04)%	13%
(2.20)	23.82	(23.12)%	4,929	1.84%	1.85%	(0.47)%	(0.48)%	34%
(1.31)	33.86	(0.98)%	7,596	1.79%	1.82%	(0.51)%	(0.54)%	39%
(0.11)	35.57	5.75%	8,892	1.80%	1.87%	(0.64)%	(0.71)%	36%
(0.23)	33.74	(7.71)%	5,439	1.87%	1.90%	(0.83)%	(0.86)%	25%
—	36.81	24.95%	5,542	1.90%	1.92%	(0.89)%	(0.91)%	27%

$—	$24.81	(2.63)%	$2,351,362	1.15%	1.15%	(0.32)%	(0.32)%	13%
(2.20)	25.48	(22.56)%	2,230,527	1.13%	1.14%	0.24%	0.23%	34%
(1.31)	35.76	(0.29)%	3,396,743	1.12%	1.15%	0.14%	0.11%	39%
(0.16)	37.23	6.52%	2,422,758	1.06%	1.13%	0.12%	0.05%	36%
(0.23)	35.10	(7.02)%	1,581,690	1.12%	1.15%	(0.03)%	(0.06)%	25%
—	38.00	25.95%	613,662	1.11%	1.13%	(0.08)%	(0.10)%	27%
[4]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

[5]	Rounds to $0.00 per share.

[6]	Rounds to 0.00%.

[7]	Without the effect of the increase from the regulatory settlements, the total returns would have been (9.05)%, (9.78)%, (9.42)% and (8.79)% for Class A, Class C, Class K and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	41

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Notes to Financial Statements

June 30, 2015 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to five series offered by the Trust: RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund and RS Global Natural Resources Fund (each a “Fund,” collectively the “Funds”). All of the Funds are diversified funds, other than RS Investors Fund, which is a non-diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

RS Partners Fund offers Class A, K and Y shares. RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund and RS Global Natural Resources Fund offer Class A, C, K and Y shares. The various classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, except for certain differences, including class-specific expenses and voting rights with respect to matters affecting fewer than all classes or in which the interests of one class differ from the interests of any other class.

The Trust has an unlimited number of authorized shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”) less any applicable sales charge.

Note 1 Significant Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices . Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices . Repurchase agreements are carried at cost, which approximates market value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

42	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2015, the Funds had no securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain

www.rsinvestments.com	43

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees.

Transfers into and out of each level of the fair value hierarchy for the six months ended June 30, 2015, were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS Global Natural Resources Fund
Common Stocks	$67,345,976	$—	$—	$(67,345,976)	$—	$—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of

44	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2015, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2015, the Funds did not incur any such interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state authorities for tax years before 2010.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of the day.

f. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

g. Distributions to Shareholders Each Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS Partners Fund	1.00%
RS Value Fund	0.85%
RS Large Cap Alpha Fund	0.50%
RS Investors Fund	1.00%
RS Global Natural Resources Fund	1.00%

SailingStone Capital Partners LLC (“SailingStone”) serves as sub-adviser to RS Global Natural Resources Fund, and in that capacity is responsible for the day-to-day portfolio management of the Fund subject to the oversight of the Board of Trustees of the Trust and RS Investments. RS Investments pays sub-advisory fees to SailingStone out of the investment advisory fees RS Investments receives from the Fund.

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2016, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the

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Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to the following rates:

Fund	Expense Limitation
	Class A	Class C	Class K	Class Y
RS Partners Fund	1.45%	N/A	1.81%	1.12%
RS Value Fund	1.30%	2.07%	1.69%	1.06%
RS Investors Fund	1.33%	2.07%	1.95%	1.05%
RS Global Natural Resources Fund	1.48%	2.28%	1.86%	1.15%

RS Investments does not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with RSFD for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, RSFD is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. For the six months ended June 30, 2015, RSFD received distribution fees as follows:

Fund		Annual Rate	Distribution Fees
RS Partners Fund	Class A	0.25%	$917,812
	Class K	0.65%	12,799
	Class Y	0.00%	—
RS Value Fund	Class A	0.25%	540,023
	Class C	1.00%	152,852
	Class K	0.65%	13,989
	Class Y	0.00%	—
RS Large Cap Alpha Fund	Class A	0.25%	768,541
	Class C	1.00%	180,274
	Class K	0.65%	48,788
	Class Y	0.00%	—
RS Investors Fund	Class A	0.25%	75,729
	Class C	1.00%	155,760
	Class K	0.65%	6,430
	Class Y	0.00%	—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund		Annual Rate	Distribution Fees
RS Global Natural Resources Fund	Class A	0.25%	$795,283
	Class C	1.00%	305,605
	Class K	0.65%	18,225
	Class Y	0.00%	—

RS Investments may perform certain services and incur certain expenses with respect to the promotion of the Funds’ shares and the servicing of shareholder accounts, which expenses are allocable to RSFD. RS Investments compensates RSFD for its services in connection with the promotion of Fund shares and reimburses RSFD for its expenses, including payments made by RSFD to third parties in respect of the promotion of Fund shares in excess of amounts received by RSFD under the distribution plan. In addition to payments under the distribution plan, the Funds reimburse RSFD for payments RSFD makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner reviewed by the Board of Trustees periodically. Such amounts are included in the Statement of Operations as “Transfer agent fees.”

Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2015, PAS informed the Trust it received $947,626 directly or indirectly from RSFD as continuing compensation for its services relating to its distribution of shares of all series in the Trust.

For the six months ended June 30, 2015, aggregate front-end sales charges for the sale of Class A shares paid to RSFD were as follows:

Fund	Sales Charges
RS Partners Fund	$1,537
RS Value Fund	7,562
RS Large Cap Alpha Fund	17,175
RS Investors Fund	4,851
RS Global Natural Resources Fund	7,961

RSFD is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2015, RSFD received CDSL charges as follows:

Fund	CDSL
RS Partners Fund	$—
RS Value Fund	663
RS Large Cap Alpha Fund	11,676
RS Investors Fund	7,866
RS Global Natural Resources Fund	17,009

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d. Affiliated Issuers If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the six months ended June 30, 2015, is listed below:

RS Partners Fund

Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value at End of Period
eHealth, Inc.	1,039,429	13,300	1,052,729	—	$—	$	**
FTD Cos., Inc.	1,159,740	23,000	321,255	861,485	—		**
Performant Financial Group, Inc.	2,701,645	—	50,100	2,651,545	—		8,591,006
					$—		$8,591,006

RS Global Natural Resources Fund

Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value at End of Period
Iluka Resources Ltd.	22,243,492		—	382,553	21,860,939	$2,205,473	$129,537,109
Laredo Petroleum, Inc.	8,654,525		3,853,192	308,835	12,198,882	—	153,461,936
Mineral Resources Ltd.	13,416,705		140,475	230,746	13,326,434	756,890	67,861,282
Ophir Energy PLC	25,023,685	*	13,270,115	430,369	37,863,431	—	67,345,976
Painted Pony Petroleum Ltd.	4,798,539		2,594,011	2,676,537	4,716,013	—	**
Rosetta Resources, Inc.	3,694,571		2,105,121	70,397	5,729,295	—	132,575,886
Salamander Energy PLC	23,609,608		—	23,609,608	—	—	**
Taseko Mines Ltd.	23,088,769		—	397,091	22,691,678	—	12,541,691
						$2,962,363	$563,323,880

*	Issuer was not an affiliated issuer at beginning of period.
**	Issuer was not an affiliated issuer at end of period.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2014, which is the most recently completed tax year, was as follows:

Fund	Ordinary Income	Long-Term Capital Gains
RS Partners Fund	$58,153,381	$280,640,437
RS Value Fund	45,110,075	148,688,384
RS Large Cap Alpha Fund	30,488,701	69,027,368
RS Investors Fund	9,687,136	2,218,651
RS Global Natural Resources Fund	23,409,308	216,686,167

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2014, the Funds made the following reclassifications of permanent book and tax basis differences:

Fund	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
RS Partners Fund	$109,194,835	$3,698,272	$(112,893,107)
RS Value Fund	36,076,587	3,627,877	(39,704,464)
RS Large Cap Alpha Fund	—	(13,880)	13,880
RS Investors Fund	—	(4,472)	4,472
RS Global Natural Resources Fund	37,297,145	3,225,440	(40,522,585)

The tax basis of distributable earnings as of December 31, 2014, was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
RS Partners Fund	$—	$32,512,422
RS Value Fund	—	28,041,661
RS Large Cap Alpha Fund	3,096,756	34,013,111

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During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2014, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS Large Cap Alpha Fund	$2,187,926

See the chart below for capital loss carryovers available to the Funds at December 31, 2014.

Fund	Expiring 2016
RS Large Cap Alpha Fund	$4,375,852

In determining their taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the Funds elected to defer net capital and currency losses as follows:

Fund	Deferred Net Capital Losses
RS Partners Fund	$36,939,566
RS Value Fund	936,521
RS Investors Fund	7,055,031
RS Global Natural Resources Fund	213,509,239

b. Tax Basis of Investments The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at June 30, 2015, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$1,243,385,602	$212,217,599	$299,233,940	$(87,016,341)
RS Value Fund	1,144,244,014	193,785,636	251,840,716	(58,055,080)
RS Large Cap Alpha Fund	575,575,021	116,206,756	137,516,692	(21,309,936)
RS Investors Fund	174,536,062	16,391,067	20,488,581	(4,097,514)
RS Global Natural Resources Fund	3,931,805,447	(928,386,979)	137,509,171	(1,065,896,150)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions, including conversions and exchanges, in capital shares for the Funds were as follows:

Transactions in Capital Shares

RS Partners Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,005,974	$30,930,256	2,810,866	$110,768,152
Shares reinvested	—	—	5,187,902	158,698,511
Shares redeemed	(5,886,326)	(181,013,073)	(14,218,177)	(555,849,763)
Shares redeemed in-kind	—	—	(488,995)	(18,493,779)

Net decrease	(4,880,352)	$(150,082,817)	(6,708,404)	$(304,876,879)

Class K
Shares sold	14,225	$419,791	15,389	$574,218
Shares reinvested	—	—	28,956	846,972
Shares redeemed	(28,520)	(833,917)	(25,733)	(970,485)

Net increase/(decrease)	(14,295)	$(414,126)	18,612	$450,705

Class Y
Shares sold	1,654,887	$52,164,488	9,094,773	$364,176,093
Shares reinvested	—	—	5,400,726	169,744,812
Shares redeemed	(5,621,178)	(177,860,474)	(6,990,719)	(268,187,034)
Shares redeemed in-kind	—	—	(2,954,297)	(120,417,164)

Net increase/(decrease)	(3,966,291)	$(125,695,986)	4,550,483	$145,316,707

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RS Value Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	562,912	$19,356,191	1,103,767	$39,885,125
Shares reinvested	—	—	1,887,416	61,510,889
Shares redeemed	(1,207,850)	(41,307,061)	(8,392,792)	(307,985,878)

Net decrease	(644,938)	$(21,950,870)	(5,401,609)	$(206,589,864)

Class C
Shares sold	48,705	$1,590,750	123,018	$4,178,965
Shares reinvested	—	—	134,867	4,195,715
Shares redeemed	(89,644)	(2,921,418)	(201,030)	(6,817,268)

Net increase/(decrease)	(40,939)	$(1,330,668)	56,855	$1,557,412

Class K
Shares sold	9,312	$310,207	23,691	$816,004
Shares reinvested	—	—	20,202	643,422
Shares redeemed	(19,865)	(664,539)	(22,887)	(804,016)

Net increase/(decrease)	(10,553)	$(354,332)	21,006	$655,410

Class Y
Shares sold	5,125,803	$177,567,316	7,679,823	$284,766,570
Shares reinvested	—	—	3,709,703	121,566,973
Shares redeemed	(3,989,680)	(135,732,988)	(5,065,598)	(184,209,375)

Net increase	1,136,123	$41,834,328	6,323,928	$222,124,168

RS Large Cap Alpha Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	233,010	$13,853,622	537,060	$33,077,501
Shares reinvested	—	—	1,174,774	69,158,886
Shares redeemed	(734,444)	(43,709,198)	(1,546,729)	(95,478,304)

Net increase/(decrease)	(501,434)	$(29,855,576)	165,105	$6,758,083

Class C
Shares sold	33,720	$1,810,636	111,336	$6,302,404
Shares reinvested	—	—	65,951	3,537,040
Shares redeemed	(62,719)	(3,371,836)	(127,979)	(7,214,817)

Net increase/(decrease)	(28,999)	$(1,561,200)	49,308	$2,624,627

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Large Cap Alpha Fund — continued

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class K
Shares sold	25,908	$1,537,522	49,267	$3,028,475
Shares reinvested	—	—	30,854	1,813,593
Shares redeemed	(69,920)	(4,165,067)	(86,522)	(5,331,148)

Net decrease	(44,012)	$(2,627,545)	(6,401)	$(489,080)

Class Y
Shares sold	73,844	$4,388,428	485,648	$30,051,607
Shares reinvested	—	—	360,192	21,143,243
Shares redeemed	(2,693,015)	(155,095,004)	(611,075)	(37,628,245)

Net increase/(decrease)	(2,619,171)	$(150,706,576)	234,765	$13,566,605

RS Investors Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	400,626	$5,197,650	6,338,979	$84,556,878
Shares reinvested	—	—	219,270	2,800,086
Shares redeemed	(1,390,870)	(18,074,939)	(4,056,760)	(54,585,238)

Net increase/(decrease)	(990,244)	$(12,877,289)	2,501,489	$32,771,726

Class C
Shares sold	232,191	$2,817,055	2,330,793	$29,580,652
Shares reinvested	—	—	93,981	1,136,229
Shares redeemed	(431,119)	(5,327,359)	(351,172)	(4,403,748)

Net increase/(decrease)	(198,928)	$(2,510,304)	2,073,602	$26,313,133

Class K
Shares sold	18,146	$223,722	124,489	$1,599,761
Shares reinvested	—	—	8,005	97,100
Shares redeemed	(27,262)	(334,372)	(14,058)	(180,384)

Net increase/(decrease)	(9,116)	$(110,650)	118,436	$1,516,477

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RS Investors Fund — continued

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class Y
Shares sold	1,078,925	$14,072,618	9,436,067	$127,861,592
Shares reinvested	—	—	274,236	3,526,672
Shares redeemed	(4,003,975)	(52,293,419)	(4,245,684)	(56,668,013)

Net increase/(decrease)	(2,925,050)	$(38,220,801)	5,464,619	$74,720,251

RS Global Natural Resources Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,753,838	$140,894,509	5,063,915	$171,776,634
Shares reinvested	—	—	2,062,250	50,875,700
Shares redeemed	(5,852,656)	(146,726,060)	(17,950,489)	(587,373,577)

Net decrease	(98,818)	$(5,831,551)	(10,824,324)	$(364,721,243)

Class C
Shares sold	255,690	$5,974,460	329,855	$9,827,496
Shares reinvested	—	—	214,059	4,931,928
Shares redeemed	(504,546)	(11,777,926)	(1,707,366)	(51,835,094)

Net decrease	(248,856)	$(5,803,466)	(1,163,452)	$(37,075,670)

Class K
Shares sold	75,437	$1,775,043	48,012	$1,556,359
Shares reinvested	—	—	15,389	364,569
Shares redeemed	(36,992)	(886,412)	(80,830)	(2,622,201)

Net increase/(decrease)	38,445	$888,631	(17,429)	$(701,273)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Global Natural Resources Fund — continued

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class Y
Shares sold	25,166,138	$640,852,751	33,782,377	$1,170,853,809
Shares reinvested	—	—	6,508,448	164,868,910
Shares redeemed	(16,071,620)	(411,810,477)	(45,673,497)	(1,464,768,106)
Shares redeemed in-kind	(1,879,092)	(44,647,225)	(2,054,233)	(77,376,760)

Net increase/(decrease)	7,215,426	$184,395,049	(7,436,905)	$(206,422,147)

b. Shareholder Concentration As of June 30, 2015, the number of shareholders and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders) who owned of record 5% or more of the net assets of a Fund is summarized in the following table:

Fund	Number of Shareholders	Percentage of Net Assets
RS Partners Fund	2	47.14%
RS Value Fund	4	65.12%
RS Large Cap Alpha Fund	1	9.46%
RS Investors Fund	6	63.66%
RS Global Natural Resources Fund	2	45.37%

Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended June 30, 2015, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
RS Partners Fund	$244,022,316	$515,032,281
RS Value Fund	348,524,104	331,142,979
RS Large Cap Alpha Fund	109,961,640	241,983,472
RS Investors Fund	61,418,241	113,235,864
RS Global Natural Resources Fund	591,454,733	366,329,433	*
*	Excludes in-kind redemptions (see Note 7).

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic

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developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In their normal course of business, some of the Funds may invest a significant portion of their assets in companies within a limited number of industries or sectors. As a result, these Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 6 Temporary Borrowings

The Funds, with other funds managed by RS Investments, are parties to a $400 million committed revolving credit facility from State Street Bank and Trust Company, in effect through August 18, 2015, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2015, the Funds which borrowed under the facility were as follows:

Fund	Amount Outstanding at 6/30/15	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
RS Investors Fund	$—	$426,547	4	1.39%
*	For the six months ended June 30, 2015, based on the number of days borrowings were outstanding.

Note 7 In-Kind Redemptions

In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Funds recognize a gain on an in-kind redemption to the extent the values of the distributed securities exceed their costs; the Funds recognize a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from accumulated realized gain (loss) to paid-in capital. During the six months ended June 30, 2015, RS Global Natural Resources Fund realized $1,862,076 of net capital gain attributable to in-kind redemptions.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 8 Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Funds’ financial statements and determined that no material events have occurred that require disclosure.

Note 9 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

58	www.rsinvestments.com

SUPPLEMENTAL INFORMATION (UNAUDITED)

Supplemental Information (unaudited)

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ website at http://www.rsinvestments.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-766-3863.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

www.rsinvestments.com	59

One Bush Street, Suite 900 San Francisco, CA 94104	PRSRT STD U.S. POSTAGE PAID RS INVESTMENTS

WWW.RSINVESTMENTS.COM // 800.766.3863	EB 015096 (06/15)

RS FIXED INCOME FUNDS

Class A, C, K, and Y Shares

RS INVESTMENT QUALITY BOND FUND

RS LOW DURATION BOND FUND

RS HIGH YIELD FUND

RS TAX-EXEMPT FUND

RS HIGH INCOME MUNICIPAL BOND FUND

RS FLOATING RATE FUND

RS STRATEGIC INCOME FUND

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Investments

Alternatives | Fixed Income | Growth | International | Natural Resources | Value

Alternatives	Growth	RS Emerging Markets Small Cap Fund
RS Focused Opportunity Fund	RS Small Cap Growth Fund*	RS China Fund
RS Focused Growth Opportunity Fund	RS Select Growth Fund
	RS Mid Cap Growth Fund	Natural Resources
Fixed Income	RS Growth Fund	RS Global Natural Resources Fund
RS Investment Quality Bond Fund	RS Technology Fund
RS Low Duration Bond Fund	RS Small Cap Equity Fund*	Value
RS High Yield Fund		RS Partners Fund*
RS Tax-Exempt Fund	International	RS Value Fund
RS High Income Municipal Bond Fund	RS International Fund	RS Large Cap Alpha Fund
RS Floating Rate Fund	RS Global Fund	RS Investors Fund
RS Strategic Income Fund	RS Emerging Markets Fund

*	The Fund is currently offered only to certain investors. Please contact RS Investments for more information.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2015.

CEO’S LETTER

Matthew H. Scanlan CEO, RS Investments

Dear RS Funds Shareholder,

The active versus passive debate seems to be hotter than ever. Passive investing has gained popularity over the past few years, and on the surface, the reason may seem clear: In 2014, 78% of active managers lagged their relevant benchmarks. So it’s no surprise that actively managed domestic equity funds saw $13 billion in net withdrawals last year, while their passively managed counterparts (index funds and ETFs) received $244 billion in net subscriptions.

But as always, it would behoove investors to dig a little deeper. When you “buy the benchmark” with a passive approach, that investment seeks to replicate the performance of a particular index. Yet benchmarks do not always represent the optimal portfolio of assets within a given opportunity set. In fact, like any portfolio, a benchmark can perform well or poorly depending on design and market conditions.

Understanding benchmark construction provides a clearer picture of passive investing — and what to expect in terms of performance through different market environments. New research from RS Investments explores the active decisions that go into benchmark design and construction. We found that those decisions can lead to biases in benchmarks, so even passive strategies involve active decisions, with the decisions made by benchmark providers rather than by fund managers.

The question is, who do you want to trust to make those active decisions? Personally, I’d prefer that my chosen portfolio manager select my stocks.

While passive investing has gained popularity, we’ve noticed that the concept of high-conviction active investing is also attractive to investors, many of whom are exploring new approaches to capture alpha (a measure of performance on a risk-adjusted basis). In fact, one key takeaway from our research is that investors can blend the best of index and active exposures to create an optimal portfolio. That blend includes high-conviction active managers, in those cases where the investor has confidence that the manager has the ability to exceed expectations.

We always aim to exceed expectations, and we appreciate the confidence you’ve placed in us. In the pages that follow, you’ll find an update on the RS Funds. It includes important information about your investment with our firm.

Please visit www.rsinvestments.com for additional insights and the latest commentary from our investment teams.

Sincerely,

Matthew H. Scanlan

Chief Executive Officer

THIS PAGE NOT PART OF YOUR FUND REPORT	www.rsinvestments.com	1

CEO’S LETTER

As with all mutual funds, the value of an investment could decline, so you could lose money.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. To obtain a copy, please call 800.766.3863 or visit www.rsinvestments.com.

RS Funds are distributed by RS Funds Distributor LLC, member: FINRA, SIPC.

©2015 RS Investment Management Co. LLC

2	www.rsinvestments.com	THIS PAGE NOT PART OF YOUR FUND REPORT

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, to June 30, 2015. The table below shows the Funds’ expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Based on Actual Return		Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15-6/30/15	Expense Ratio During Period 1/1/15-6/30/15
RS Investment Quality Bond Fund	Class A	$1,000.00	$1,002.40	$4.47	0.90%
	Class C	$1,000.00	$998.10	$8.77	1.77%
	Class K	$1,000.00	$1,000.50	$6.45	1.30%
	Class Y	$1,000.00	$1,001.30	$3.28	0.66%
RS Low Duration Bond Fund	Class A	$1,000.00	$1,011.10	$4.39	0.88%
	Class C	$1,000.00	$1,007.30	$8.21	1.65%
	Class K	$1,000.00	$1,008.80	$6.67	1.34%
	Class Y	$1,000.00	$1,013.40	$3.15	0.63%

www.rsinvestments.com	3

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

Based on Actual Return		Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15-6/30/15	Expense Ratio During Period 1/1/15-6/30/15
RS High Yield Fund	Class A	$1,000.00	$1,036.90	$5.05	1.00%
	Class C	$1,000.00	$1,033.30	$8.57	1.70%
	Class K	$1,000.00	$1,035.10	$6.81	1.35%
	Class Y	$1,000.00	$1,038.10	$3.84	0.76%
RS Tax-Exempt Fund	Class A	$1,000.00	$1,000.20	$3.97	0.80%
	Class C	$1,000.00	$997.20	$7.92	1.60%
	Class Y	$1,000.00	$1,001.70	$3.42	0.69%
RS High Income Municipal Bond Fund	Class A	$1,000.00	$1,013.20	$3.99	0.80%
	Class C	$1,000.00	$1,009.40	$7.82	1.57%
	Class Y	$1,000.00	$1,014.40	$2.85	0.57%
RS Floating Rate Fund	Class A	$1,000.00	$1,023.40	$5.02	1.00%
	Class C	$1,000.00	$1,018.40	$9.01	1.80%
	Class K	$1,000.00	$1,019.60	$7.81	1.56%
	Class Y	$1,000.00	$1,023.50	$3.91	0.78%
RS Strategic Income Fund	Class A	$1,000.00	$1,007.40	$4.73	0.95%
	Class C	$1,000.00	$1,002.50	$8.64	1.74%
	Class K	$1,000.00	$1,004.40	$6.66	1.34%
	Class Y	$1,000.00	$1,007.30	$3.68	0.74%
Based on Hypothetical Return (5% Return Before Expenses)
RS Investment Quality Bond Fund	Class A	$1,000.00	$1,020.33	$4.51	0.90%
	Class C	$1,000.00	$1,016.02	$8.85	1.77%
	Class K	$1,000.00	$1,018.35	$6.51	1.30%
	Class Y	$1,000.00	$1,021.52	$3.31	0.66%
RS Low Duration Bond Fund	Class A	$1,000.00	$1,020.43	$4.41	0.88%
	Class C	$1,000.00	$1,016.61	$8.25	1.65%
	Class K	$1,000.00	$1,018.15	$6.71	1.34%
	Class Y	$1,000.00	$1,021.67	$3.16	0.63%
RS High Yield Fund	Class A	$1,000.00	$1,019.84	$5.01	1.00%
	Class C	$1,000.00	$1,016.36	$8.50	1.70%
	Class K	$1,000.00	$1,018.10	$6.76	1.35%
	Class Y	$1,000.00	$1,021.03	$3.81	0.76%
RS Tax-Exempt Fund	Class A	$1,000.00	$1,020.83	$4.01	0.80%
	Class C	$1,000.00	$1,016.86	$8.00	1.60%
	Class Y	$1,000.00	$1,021.37	$3.46	0.69%
RS High Income Municipal Bond Fund	Class A	$1,000.00	$1,020.83	$4.01	0.80%
	Class C	$1,000.00	$1,017.01	$7.85	1.57%
	Class Y	$1,000.00	$1,021.97	$2.86	0.57%
RS Floating Rate Fund	Class A	$1,000.00	$1,019.84	$5.01	1.00%
	Class C	$1,000.00	$1,015.87	$9.00	1.80%
	Class K	$1,000.00	$1,017.06	$7.80	1.56%
	Class Y	$1,000.00	$1,020.93	$3.91	0.78%
RS Strategic Income Fund	Class A	$1,000.00	$1,020.08	$4.76	0.95%
	Class C	$1,000.00	$1,016.17	$8.70	1.74%
	Class K	$1,000.00	$1,018.15	$6.71	1.34%
	Class Y	$1,000.00	$1,021.13	$3.71	0.74%
*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	www.rsinvestments.com

Financial Information

Six-Month Period Ended June 30, 2015

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 5.4%
FHLMC 5.50% due 6/1/2038	$107,295	$120,114
7.00% due 9/1/2038	37,809	46,185
1534 Z 5.00% due 6/15/2023	100,508	108,000
FNMA 2.285% due 12/1/2036(1)(2)	100,306	106,870
2.315% due 8/1/2046(1)	72,283	72,549
3.50% due 11/1/2042	6,938	7,174
3.50% due 7/14/2045(2)	1,800,000	1,854,984
4.50% due 12/1/2038 - 3/1/2044	1,499,546	1,624,114
5.00% due 12/1/2034 - 11/1/2036	49,291	54,557
5.50% due 4/1/2022 - 1/1/2038(2)	393,134	439,528
6.00% due 8/1/2021	63,508	69,247
7.00% due 8/1/2023 - 6/1/2032	49,264	57,983
7.50% due 12/1/2029 - 2/1/2031	66,795	78,908
8.00% due 6/1/2030 - 9/1/2030	32,672	39,093
GNMA 6.00% due 12/15/2033	40,671	47,497
Total Agency Mortgage-Backed Securities (Cost $4,615,897)		4,726,803

	Principal Amount	Value
Asset-Backed Securities – 1.7%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.433% due 4/25/2033(1)	218,829	222,500
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(3)	189,525	190,243
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(2)(3)	1,072,538	1,107,095
Total Asset-Backed Securities (Cost $1,497,902)		1,519,838

	Principal Amount	Value
Senior Secured Loans – 5.9%
Building Materials – 0.7%
Generac Power Systems, Inc. Term Loan B 3.25% due 5/31/2020(1)	238,500	236,215
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	354,504	354,356

		590,571

6	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Environmental – 0.6%
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(1)	$476,532	$481,289
Term Loan C 5.00% due 12/19/2021(1)	21,073	21,283

		502,572
Gaming – 1.5%
MGM Resorts International Term Loan B 3.50% due 12/20/2019(1)	734,925	729,229
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(1)	591,000	590,598

		1,319,827
Pharmaceuticals – 1.1%
Amgen, Inc. Term Loan 1.282% due 9/18/2018(1)	356,000	354,515
RPI Finance Trust Term Loan B4 3.50% due 11/9/2020(1)	617,935	618,318

		972,833
Refining – 0.3%
Tesoro Corp. Delayed Draw Term Loan 2.437% due 5/30/2016(1)	318,000	316,610

		316,610
Retailers – 0.6%
BJ’s Wholesale Club, Inc. New 1st Lien Term Loan 4.50% due 9/26/2019(1)	496,649	495,686

		495,686
Wireless – 1.1%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(1)	980,067	973,765

		973,765
Total Senior Secured Loans (Cost $5,166,205)		5,171,864

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	7

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities – 15.9%
Banc of America Commercial Mortgage Trust 2006-2 A4 5.916% due 5/10/2045(1)	$927,000	$942,410
2008-1 A4 6.43% due 2/10/2051(1)(2)	837,561	911,681
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 AM 5.449% due 12/11/2040(1)(2)	810,000	822,190
2007-PW16 AM 5.896% due 6/11/2040(1)	715,000	765,713
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049	409,000	425,664
2013-375P B 3.635% due 5/10/2035(1)(2)(3)	900,000	904,708
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048	650,000	682,749
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 6.00% due 6/15/2038(1)	741,879	757,686
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2020(2)(3)	1,500,000	1,707,921
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(2)(3)	1,387,952	1,389,381
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(1)(2)	572,000	579,010
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.10% due 4/15/2045(1)	960,000	994,700
2007-LD12 AM 6.208% due 2/15/2051(1)	600,000	644,531
LB UBS Commercial Mortgage Trust 2006-C6 AM 5.413% due 9/15/2039(2)	455,000	475,353
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049	248,350	266,529
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(2)(3)	500,000	494,178
SBA Tower Trust 2.24% due 4/15/2043(3)	500,000	497,392

8	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust 2007-C33 AM 6.15% due 2/15/2051(1)	$650,000	$696,790

Total Commercial Mortgage-Backed Securities (Cost $14,090,797)		13,958,586

	Principal Amount	Value
Corporate Bonds – 54.1%
Aerospace & Defense – 0.2%
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029(2)	150,000	192,091

		192,091
Automotive – 2.8%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(2)	500,000	548,202
Ford Motor Credit Co. LLC Sr. Nt. 5.625% due 9/15/2015	500,000	504,539
General Motors Financial Co., Inc. 2.625% due 7/10/2017(2)	1,000,000	1,010,882
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(3)	350,000	358,545

		2,422,168
Banking – 14.2%
Ally Financial, Inc. 2.75% due 1/30/2017(2)	500,000	497,750
Bank of America Corp. Sr. Nt. 1.50% due 10/9/2015	500,000	501,147
Sub. Nt. 4.25% due 10/22/2026(2)	500,000	489,801
Sr. Nt. 5.70% due 1/24/2022(2)	850,000	964,887
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(2)	400,000	430,863
6.125% due 11/21/2017	350,000	384,990
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95% due 11/9/2022(2)	400,000	399,946
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	350,000	389,788

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	9

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Banking (continued)
Discover Bank/Greenwood DE Sub. Nt. 7.00% due 4/15/2020(2)	$400,000	$465,536
Huntington Bancshares, Inc. Sub. Nt. 7.00% due 12/15/2020(2)	400,000	476,450
Intesa Sanpaolo S.p.A. Sr. Nt. 3.625% due 8/12/2015(3)	200,000	200,496
3.875% due 1/16/2018	600,000	619,400
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(2)	300,000	291,306
Lloyds Bank PLC 5.80% due 1/13/2020(3)	350,000	399,872
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023(2)	300,000	303,342
PNC Funding Corp. 5.25% due 11/15/2015	500,000	508,169
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(2)	500,000	573,914
Royal Bank of Scotland Group PLC Sr. Nt. 2.55% due 9/18/2015	240,000	240,671
Sub. Nt. 6.125% due 12/15/2022(2)	400,000	430,713
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(2)(3)	600,000	585,532
The Bear Stearns Cos. LLC Sr. Nt. 5.30% due 10/30/2015	202,000	204,889
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017(2)	680,000	720,064
Sr. Nt. 5.75% due 1/24/2022(2)	500,000	568,734
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(2)	1,300,000	1,300,896
2.00% due 6/30/2018	500,000	500,490

		12,449,646
Building Materials – 0.6%
Owens Corning 4.20% due 12/15/2022(2)	500,000	506,784

		506,784

10	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Cable Satellite – 1.0%
Comcast Corp. 6.45% due 3/15/2037(2)	$250,000	$308,949
Time Warner Cable, Inc. 5.85% due 5/1/2017(2)	550,000	587,327

		896,276
Chemicals – 1.8%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022(2)	500,000	505,199
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041(2)	200,000	218,501
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	100,000	109,488
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(2)	700,000	758,285

		1,591,473
Electric – 1.2%
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017	500,000	501,086
PPL Electric Utilities Corp. 6.25% due 5/15/2039(2)	220,000	279,607
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038(2)	200,000	308,204

		1,088,897
Energy - Integrated – 0.4%
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038(2)	300,000	365,522

		365,522
Finance Companies – 1.8%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019(3)	400,000	395,500
General Electric Capital Corp. 6.75% due 3/15/2032(2)	200,000	259,650
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021(2)	950,000	959,500

		1,614,650

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	11

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Food And Beverage – 1.6%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(2)	$625,000	$551,815
H.J. Heinz Co. 2.00% due 7/2/2018(3)	500,000	499,842
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	300,000	325,750

		1,377,407
Government Related – 1.7%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	393,975	426,986
Petrobras Global Finance B.V. 5.875% due 3/1/2018(2)	500,000	510,000
Petroleos Mexicanos 5.75% due 3/1/2018	500,000	543,915

		1,480,901
Health Insurance – 0.2%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037(2)	125,000	157,725

		157,725
Healthcare – 1.2%
Amsurg Corp. 5.625% due 11/30/2020	500,000	508,750
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	200,000	216,804
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	300,000	324,750

		1,050,304
Home Construction – 0.9%
Toll Brothers Finance Corp. 5.875% due 2/15/2022(2)	750,000	804,375

		804,375
Independent Energy – 2.9%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(2)	1,000,000	1,054,914
Chesapeake Energy Corp. 7.25% due 12/15/2018(2)	650,000	669,500
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042(2)	500,000	450,047

12	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Independent Energy (continued)
Whiting Petroleum Corp. 6.50% due 10/1/2018(2)	$400,000	$405,000

		2,579,461
Insurance - Life – 1.8%
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	125,000	137,187
Prudential Financial, Inc. Sr. Nt. 4.75% due 9/17/2015	400,000	403,095
7.375% due 6/15/2019	300,000	355,699
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(3)	300,000	308,930
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(2)(3)	300,000	375,646

		1,580,557
Insurance: Property - Casualty – 0.7%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040(2)	225,000	262,683
ZFS Finance U.S.A. Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(1)(3)	300,000	306,831

		569,514
Media - Entertainment – 0.5%
Time Warner Cos., Inc. 7.57% due 2/1/2024(2)	350,000	431,824

		431,824
Metals And Mining – 2.4%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	400,000	470,000
Freeport-McMoRan, Inc. Sr. Nt. 3.55% due 3/1/2022(2)	450,000	416,533
Steel Dynamics, Inc. 5.25% due 4/15/2023(2)	250,000	248,125
Vale Overseas Ltd. 6.25% due 1/23/2017(2)	900,000	951,822

		2,086,480
Midstream – 2.7%
DCP Midstream Operating LP 3.25% due 10/1/2015	500,000	499,980

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	13

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Midstream (continued)
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(2)	$275,000	$244,900
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)	400,000	419,000
Kinder Morgan Energy Partners LP 5.00% due 10/1/2021(2)	400,000	423,257
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020(2)	750,000	815,204

		2,402,341
Oil Field Services – 2.1%
Nabors Industries, Inc. 4.625% due 9/15/2021(2)	750,000	745,103
Transocean, Inc. 6.00% due 3/15/2018(2)	500,000	505,000
Weatherford International Ltd. 5.125% due 9/15/2020	350,000	356,653
6.50% due 8/1/2036(2)	250,000	227,305

		1,834,061
Packaging – 0.6%
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020(2)	500,000	513,750

		513,750
Paper – 1.8%
Georgia-Pacific LLC 5.40% due 11/1/2020(2)(3)	670,000	747,907
Rock Tenn Co. 4.90% due 3/1/2022(2)	800,000	861,424

		1,609,331
Railroads – 0.2%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042(2)	175,000	175,165

		175,165
Real Estate Investment Trusts – 1.8%
DDR Corp. Sr. Nt. 4.75% due 4/15/2018(2)	1,000,000	1,066,970
Equity Commonwealth Sr. Nt. 5.875% due 9/15/2020	300,000	329,495

14	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts (continued)
ProLogis LP 6.875% due 3/15/2020	$145,000	$167,499

		1,563,964
Technology – 1.9%
First Data Corp. Sr. Sec. Nt. 7.375% due 6/15/2019(2)(3)	620,000	644,490
Hewlett-Packard Co. Sr. Nt. 3.75% due 12/1/2020(2)	1,000,000	1,030,506

		1,674,996
Wireless – 1.8%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(2)	700,000	770,518
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016(2)	648,000	665,820
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037(2)	100,000	106,796

		1,543,134
Wirelines – 3.3%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038(2)	300,000	333,122
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030(2)	250,000	351,732
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	115,000	162,272
Telecom Italia Capital S.A. 5.25% due 10/1/2015	277,000	279,313
Verizon Communications, Inc. Sr. Nt. 4.522% due 9/15/2048(3)	453,000	397,968
6.55% due 9/15/2043(2)	1,150,000	1,345,217

		2,869,624
Total Corporate Bonds (Cost $45,768,392)		47,432,421

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	15

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Municipal Bonds – 1.6%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(2)	$400,000	$472,592
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034(2)	300,000	373,842

San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049(2)	400,000	505,268
Total Municipal Bonds (Cost $1,130,484)		1,351,702

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities – 7.8%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	531,423	560,851
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034	752,135	810,435
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	246,053	224,864
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	112,080	115,831
2004-5 2A9 5.25% due 5/25/2034	364,821	377,359
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.427% due 6/25/2037(1)	660,339	549,605
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	37,831	39,166
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	172,887	174,984
2005-A3 11A2 2.578% due 6/25/2035(1)	571,000	580,355
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	168,753	175,996

16	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
2003-5 2A1 5.00% due 6/25/2018	$73,457	$75,728
2003-7 4A33 5.25% due 9/25/2033(2)	484,396	505,464
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	432,224	431,876
2004-2 A3 5.25% due 11/25/2019	52,134	53,667
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	41,100	41,406
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	192,664	195,774
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.443% due 5/25/2034(1)	664,792	664,691
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	470,679	476,768
2004-21XS 2A6A 4.74% due 12/25/2034(1)	14,682	14,986
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	102,502	107,460
2004-Y 3A1 2.596% due 11/25/2034(1)	323,102	325,845
2005-2 2A1 4.75% due 4/25/2020(2)	102,200	104,907
2007-13 A7 6.00% due 9/25/2037	208,140	209,300
Total Non-Agency Mortgage-Backed Securities (Cost $6,732,020)		6,817,318

	Principal Amount	Value
U.S. Government Securities – 6.2%
U.S. Treasury Notes 1.75% due 5/15/2023	1,500,000	1,450,899
2.00% due 2/15/2025	900,000	874,406
2.50% due 5/15/2024	3,000,000	3,051,327
Total U.S. Government Securities (Cost $5,505,542)		5,376,632

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	17

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.6%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $531,000, due 7/1/2015(4)	$531,000	$531,000
Total Repurchase Agreements (Cost $531,000)		531,000
Total Investments - 99.2% (Cost $85,038,239)		86,886,164
Other Assets, Net - 0.8%		731,665
Total Net Assets - 100.0%		$87,617,829

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2015.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2015, the aggregate market value of these securities amounted to $11,939,463, representing 13.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

FHLB	2.96%	2/7/2028	$541,800

The table below presents futures contracts as of June 30, 2015:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts

5 YR U.S. Treasury Note	Goldman Sachs & Co.	55	9/30/2015	$6,559	$(5,349)

U.S. Ultra Bond	Goldman Sachs & Co	26	9/21/2015	4,006	(77,402)

Total					$(82,751)

18	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Agency Mortgage-Backed Securities	$—	$4,726,803	$—	$4,726,803

Asset-Backed Securities	—	1,519,838	—	1,519,838

Senior Secured Loans	—	5,171,864	—	5,171,864

Commercial Mortgage-Backed Securities	—	13,958,586	—	13,958,586

Corporate Bonds	—	47,432,421	—	47,432,421

Municipal Bonds	—	1,351,702	—	1,351,702

Non-Agency Mortgage-Backed Securities	—	6,817,318	—	6,817,318

U.S. Government Securities	—	5,376,632	—	5,376,632

Repurchase Agreements	—	531,000	—	531,000
Other Financial Instruments:

Financial Futures Contracts	(82,751)	—	—	(82,751)

Total	$(82,751)	$86,886,164	$—	$86,803,413

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	19

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 4.8%
FHLMC 1534 Z 5.00% due 6/15/2023(1)	$42,010	$45,142
5.00% due 8/1/2040(1)	7,834,530	8,693,134
20 H 5.50% due 10/25/2023(1)	23,134	25,267
7.00% due 9/1/2038(1)	18,149	22,169
FNMA 2.315% due 8/1/2046(1)(2)	25,313	25,405
5.00% due 2/1/2041 - 10/1/2041(1)	29,658,274	32,848,190
Total Agency Mortgage-Backed Securities (Cost $42,027,207)		41,659,307

	Principal Amount	Value
Asset-Backed Securities – 7.1%
Ally Master Owner Trust 2013-1 A1 0.636% due 2/15/2018(2)	6,400,000	6,401,254
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.433% due 4/25/2033(2)	49,767	50,602
Avis Budget Rental Car Funding AESOP LLC 2013-1A A 1.92% due 9/20/2019(1)(3)	10,500,000	10,466,201
2014-1A A 2.46% due 7/20/2020(1)(3)	6,000,000	6,039,390
Citibank Credit Card Issuance Trust 2014-A2 A2 1.02% due 2/22/2019(1)	3,000,000	2,998,611
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021(1)	4,500,000	4,517,226
DB Master Finance LLC 2015-1A A2I 3.262% due 2/20/2045(1)(3)	1,705,725	1,712,186
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	4,058,250	4,189,011
Enterprise Fleet Financing LLC 2012-2 A2 0.72% due 4/20/2018(1)(3)	180,777	180,781
Ford Credit Auto Lease Trust 2014-B A3 0.89% due 9/15/2017(1)	4,100,000	4,104,924

20	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(1)(3)	$3,600,000	$3,605,987
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(1)(3)	5,400,000	5,409,175
Mercedes-Benz Auto Lease Trust 2013-B A4 0.76% due 7/15/2019(1)	4,500,000	4,501,868
Residential Asset Mortgage Products Trust 2002-RS4 AI5 6.163% due 8/25/2032(2)	25,407	24,168
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(1)	6,805,000	6,800,379
Total Asset-Backed Securities (Cost $60,920,928)		61,001,763

	Principal Amount	Value
Senior Secured Loans – 8.8%
Building Materials – 1.1%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	4,175,625	4,153,703
Generac Power Systems, Inc. Term Loan B 3.25% due 5/31/2020(2)	1,810,247	1,792,905
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	3,261,442	3,260,072

		9,206,680
Consumer Products – 0.8%
Bombardier Recreational Products, Inc. New Term Loan B 3.75% due 1/30/2019(2)	6,794,286	6,784,094

		6,784,094
Food And Beverage – 0.6%
H.J. Heinz Co. Term Loan B1 3.00% due 6/7/2019(2)	5,271,281	5,269,067

		5,269,067

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	21

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Gaming – 2.0%
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(2)	$4,607,000	$4,614,003
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	6,957,286	6,903,367
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(2)	5,910,000	5,905,981

		17,423,351
Healthcare – 1.4%
DaVita HealthCare Partners, Inc. Term Loan B 3.50% due 6/24/2021(2)	2,970,000	2,967,416
Fresenius SE & Co. KGaA USD Term Loan B 2.282% due 8/7/2019(2)	8,842,500	8,842,500

		11,809,916
Leisure – 1.2%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(2)	5,702,206	5,680,822
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	5,158,125	5,075,131

		10,755,953
Media - Entertainment – 0.2%
Tribune Media Co. Term Loan 3.75% due 12/27/2020(2)	2,206,990	2,206,306

		2,206,306
Pharmaceuticals – 0.6%
Amgen, Inc. Term Loan 1.282% due 9/18/2018(2)	2,957,941	2,945,606
RPI Finance Trust Term Loan A 2.282% due 8/9/2016(2)	1,888,578	1,887,011

		4,832,617
Refining – 0.4%
Tesoro Corp. Delayed Draw Term Loan 2.437% due 5/30/2016(2)	3,577,500	3,561,866

		3,561,866

22	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Wireless – 0.5%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(2)	$4,552,171	$4,522,901

		4,522,901
Total Senior Secured Loans (Cost $76,585,713)		76,372,751

	Principal Amount	Value
Commercial Mortgage-Backed Securities – 22.2%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	7,000,000	6,964,818
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(1)(2)	242,265	243,502
2006-1 AM 5.421% due 9/10/2045(1)(2)	7,000,000	7,091,357
2007-3 AM 5.749% due 6/10/2049(1)(2)	4,050,000	4,328,203
2008-1 A4 6.43% due 2/10/2051(1)(2)	7,681,628	8,361,414
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-5 A4 5.115% due 10/10/2045(1)(2)	6,356,476	6,360,105
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)(2)	8,389,226	8,437,430
2006-T24 AM 5.568% due 10/12/2041(1)(2)	9,300,000	9,740,364
2007-PW16 AM 5.896% due 6/11/2040(1)(2)	3,300,000	3,534,062
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	4,515,000	4,698,959
2014-388G B 1.236% due 6/15/2033(1)(2)(3)	4,775,000	4,740,372
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AM 5.527% due 1/15/2046(1)(2)	4,020,000	4,093,855
Commercial Mortgage Trust 2005-C6 AJ 5.209% due 6/10/2044(1)(2)	2,443,000	2,449,303
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 6.00% due 6/15/2038(1)(2)	5,842,298	5,966,780

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	23

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
2006-C4 AM 5.509% due 9/15/2039	$5,000,000	$5,215,520
2006-C5 AM 5.343% due 12/15/2039	6,300,000	6,611,724
GS Mortgage Securities Trust 2006-GG8 AM 5.591% due 11/10/2039(1)	1,700,000	1,780,062
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(1)(3)	8,000,000	7,949,368
JPMorgan Chase Commercial Mortgage Securities Trust 2005-LDP5 AM 5.454% due 12/15/2044(1)(2)	3,120,000	3,163,561
2006-LDP7 AM 6.10% due 4/15/2045(1)(2)	6,400,000	6,631,334
2007-CB18 A4 5.44% due 6/12/2047(1)	11,533,541	12,092,699
2007-LD12 AM 6.208% due 2/15/2051(1)(2)	4,000,000	4,296,872
LB UBS Commercial Mortgage Trust 2006-C6 AM 5.413% due 9/15/2039(1)	3,525,000	3,682,677
Merrill Lynch Mortgage Trust 2005-LC1 A4 5.291% due 1/12/2044(1)(2)	2,409,576	2,421,552
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A2 1.689% due 12/15/2048(1)	8,500,000	8,499,813
Morgan Stanley Capital I Trust 2006-HQ8 A4 5.601% due 3/12/2044(1)(2)	8,421,357	8,472,811
2007-IQ16 A4 5.809% due 12/12/2049(1)	3,820,772	4,100,445
SBA Tower Trust 2.24% due 4/15/2043(1)(3)	13,000,000	12,932,192
2.933% due 12/15/2042(1)(3)	5,000,000	5,073,815
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.215% due 1/15/2041(1)(2)	583,557	584,572
2006-C28 AM 5.603% due 10/15/2048(1)(2)	10,500,000	11,006,657
2007-C31 AM 5.591% due 4/15/2047(1)(2)	4,300,000	4,562,089
2007-C33 AM 6.15% due 2/15/2051(1)(2)	5,250,000	5,627,916
Total Commercial Mortgage-Backed Securities (Cost $199,176,728)		191,716,203

24	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Corporate Bonds – 39.8%
Aerospace & Defense – 0.5%
Harris Corp. Sr. Nt. 1.999% due 4/27/2018(1)	$3,000,000	$2,991,261
L-3 Communications Corp. 3.95% due 11/15/2016	1,500,000	1,548,797

		4,540,058
Automotive – 0.8%
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016(1)	2,600,000	2,603,388
General Motors Financial Co., Inc. 3.25% due 5/15/2018(1)	4,000,000	4,090,976

		6,694,364
Banking – 9.7%
Ally Financial, Inc. 2.75% due 1/30/2017(1)	2,900,000	2,886,950
3.125% due 1/15/2016(1)	2,000,000	2,007,500
Bank of America Corp. Sr. Nt. 1.70% due 8/25/2017(1)	4,000,000	4,004,596
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(1)(3)	4,500,000	4,896,175
Capital One N.A. Sr. Nt. 1.50% due 3/22/2018(1)	4,000,000	3,947,864
Credit Agricole S.A. Sr. Nt. 1.625% due 4/15/2016(1)(3)	4,500,000	4,524,669
Deutsche Bank AG Sr. Nt. 1.875% due 2/13/2018(1)	6,500,000	6,480,110
Intesa Sanpaolo S.p.A. 3.125% due 1/15/2016(1)	4,500,000	4,534,304
Lloyds Bank PLC 1.75% due 3/16/2018(1)	3,500,000	3,500,343
Macquarie Bank Ltd. Sr. Nt. 3.45% due 7/27/2015(1)(3)	4,750,000	4,759,500
Morgan Stanley Sr. Nt. 1.75% due 2/25/2016(1)	4,700,000	4,719,129
3.45% due 11/2/2015(1)	3,750,000	3,784,001

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	25

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Banking (continued)
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	$4,500,000	$5,165,226
Royal Bank of Scotland Group PLC Sr. Nt. 1.875% due 3/31/2017(1)	7,750,000	7,710,599
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016(1)	4,600,000	4,687,133
The Goldman Sachs Group, Inc. Sr. Nt. 1.60% due 11/23/2015(1)	2,500,000	2,508,633
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016(1)	4,000,000	3,993,480
U.S. Bancorp Jr. Sub. Nt. 3.442% due 2/1/2016(1)	5,000,000	5,066,285
UBS AG/Stamford CT Sr. Nt. 1.80% due 3/26/2018(1)	3,500,000	3,494,792
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016(1)	800,000	830,527

		83,501,816
Brokerage – 1.5%
Jefferies Group LLC Sr. Nt. 3.875% due 11/9/2015(1)	6,000,000	6,050,466
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016(1)	7,000,000	7,051,002

		13,101,468
Building Materials – 0.6%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018(1)	4,500,000	5,037,012

		5,037,012
Cable Satellite – 0.8%
Time Warner Cable, Inc. 5.85% due 5/1/2017(1)	6,500,000	6,941,142

		6,941,142

26	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Construction Machinery – 0.6%
CNH Industrial Capital LLC 3.25% due 2/1/2017	$2,500,000	$2,490,625
3.875% due 11/1/2015	2,750,000	2,756,875

		5,247,500
Consumer Cyclical Services – 0.5%
The ADT Corp. Sr. Nt. 2.25% due 7/15/2017(1)	4,500,000	4,455,900

		4,455,900
Diversified Manufacturing – 0.6%
Pentair Finance S.A. 1.35% due 12/1/2015(1)	1,750,000	1,752,349
1.875% due 9/15/2017(1)	3,750,000	3,764,062

		5,516,411
Electric – 2.5%
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	315,000	327,600
Exelon Corp. Sr. Nt. 1.55% due 6/9/2017	4,750,000	4,756,750
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018(1)	2,400,000	2,435,345
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017(1)	4,000,000	4,050,000
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017(1)	4,000,000	4,008,688
The Dayton Power & Light Co. 1.875% due 9/15/2016(1)	5,800,000	5,831,389

		21,409,772
Finance Companies – 1.5%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017(3)	4,640,000	4,611,000
Air Lease Corp. Sr. Nt. 2.125% due 1/15/2018(1)	3,500,000	3,465,000
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017(1)	4,750,000	4,821,250

		12,897,250

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	27

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Financial - Other – 0.3%
Icahn Enterprises LP 3.50% due 3/15/2017(1)	$2,700,000	$2,716,875

		2,716,875
Food And Beverage – 0.5%
H.J. Heinz Co. 1.60% due 6/30/2017(3)	4,500,000	4,500,459

		4,500,459
Government Related – 2.1%
Abu Dhabi National Energy Co. PJSC Sr. Nt. 2.50% due 1/12/2018(1)(3)	4,500,000	4,523,643
CNOOC Nexen Finance 2014 ULC 1.625% due 4/30/2017(1)	8,500,000	8,512,121
Petrobras Global Finance B.V.
2.00% due 5/20/2016(1)	1,000,000	988,170
3.25% due 3/17/2017(1)	4,250,000	4,190,967

		18,214,901
Healthcare – 1.1%
Becton Dickinson and Co. Sr. Nt. 1.80% due 12/15/2017(1)	4,000,000	4,000,488
Laboratory Corp. of America Holdings Sr. Nt. 2.50% due 11/1/2018(1)	3,500,000	3,529,355
McKesson Corp. Sr. Nt. 0.95% due 12/4/2015(1)	1,750,000	1,752,455

		9,282,298
Home Construction – 0.5%
DR Horton, Inc. 3.625% due 2/15/2018(1)	4,500,000	4,584,375

		4,584,375
Independent Energy – 0.5%
Southwestern Energy Co. Sr. Nt. 3.30% due 1/23/2018(1)	4,000,000	4,101,788

		4,101,788
Industrial - Other – 1.2%
AECOM Global II LLC 3.85% due 4/1/2017(1)	4,500,000	4,477,500
Hutchison Whampoa International 14 Ltd. 1.625% due 10/31/2017(1)(3)	5,500,000	5,483,500

		9,961,000

28	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Insurance - Life – 0.3%
Prudential Financial, Inc. Sr. Nt. 4.75% due 9/17/2015(1)	$3,000,000	$3,023,211

		3,023,211
Insurance: Property - Casualty – 1.0%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018	4,500,000	4,566,496
XLIT Ltd. 2.30% due 12/15/2018(1)	4,000,000	4,026,944

		8,593,440
Media - Entertainment – 0.6%
The Interpublic Group of Cos., Inc. Sr. Nt. 2.25% due 11/15/2017(1)	5,500,000	5,546,074

		5,546,074
Metals And Mining – 1.5%
Freeport-McMoRan, Inc. 2.30% due 11/14/2017(1)	6,000,000	5,981,520
Glencore Finance Canada Ltd. 2.05% due 10/23/2015(1)(3)	750,000	751,921
Vale Overseas Ltd. 6.25% due 1/23/2017(1)	6,000,000	6,345,480

		13,078,921
Midstream – 1.9%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018(1)	3,400,000	3,387,587
Columbia Pipeline Group, Inc. 2.45% due 6/1/2018(3)	1,500,000	1,511,583
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)(2)	6,600,000	6,913,500
Kinder Morgan, Inc. 2.00% due 12/1/2017(1)	4,500,000	4,486,342

		16,299,012
Oil Field Services – 1.4%
Nabors Industries, Inc. 2.35% due 9/15/2016(1)	3,400,000	3,409,931
Transocean, Inc. 3.00% due 10/15/2017(1)	5,000,000	4,850,000
Weatherford International LLC 6.35% due 6/15/2017(1)	4,000,000	4,283,748

		12,543,679

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	29

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Pharmaceuticals – 2.2%
AbbVie, Inc. Sr. Nt. 1.20% due 11/6/2015(1)	$3,500,000	$3,503,196
Actavis Funding SCS 2.35% due 3/12/2018(1)	6,500,000	6,534,313
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018	3,500,000	3,508,750
Mylan, Inc. 1.35% due 11/29/2016(1)	2,250,000	2,243,169
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016(1)	3,400,000	3,400,748

		19,190,176
Real Estate Investment Trusts – 1.4%
BioMed Realty LP 3.85% due 4/15/2016(1)	1,700,000	1,731,953
Prologis LP 4.50% due 8/15/2017(1)	4,000,000	4,240,676
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017(1)	4,000,000	4,319,748
Select Income REIT Sr. Nt. 2.85% due 2/1/2018(1)	2,000,000	2,026,998

		12,319,375
Retailers – 0.3%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016(1)	2,500,000	2,503,503

		2,503,503
Technology – 1.3%
Avnet, Inc. Sr. Nt. 6.00% due 9/1/2015(1)	3,650,000	3,677,649
KLA-Tencor Corp. Sr. Nt. 2.375% due 11/1/2017(1)	4,000,000	4,027,492
NXP B.V. 3.50% due 9/15/2016(3)	3,400,000	3,434,000

		11,139,141
Tobacco – 0.6%
Reynolds American, Inc. 2.30% due 6/12/2018	5,000,000	5,037,380

		5,037,380

30	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Transportation Services – 0.3%
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016(1)	$2,500,000	$2,541,970

		2,541,970
Wireless – 0.7%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	5,602,000	5,927,958

		5,927,958
Wirelines – 0.5%
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016(1)	3,977,000	4,041,531

		4,041,531
Total Corporate Bonds (Cost $343,579,881)		344,489,760

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities – 12.9%
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034(1)	1,373,030	1,479,456
2005-D A1 2.699% due 5/25/2035(1)(2)	3,182,134	3,237,570
Banc of America Mortgage Securities Trust 2003-J 2A2 2.829% due 11/25/2033(1)(2)	1,382,404	1,381,700
Bear Stearns ALT-A Trust 2003-3 2A 2.609% due 10/25/2033(1)(2)	4,661,191	4,685,574
2004-4 A1 0.787% due 6/25/2034(1)(2)	3,525,344	3,375,206
2004-7 2A1 2.557% due 8/25/2034(1)(2)	2,564,643	2,592,475
Chase Mortgage Finance Trust 2007-A1 2A1 2.642% due 2/25/2037(1)(2)	1,915,340	1,916,891
CS First Boston Mortgage Securities Corp. 2003-11 1A31 5.50% due 6/25/2033(1)	615,793	638,927
2003-23 2A8 4.50% due 10/25/2018(1)	246,125	247,019
2003-8 2A1 5.00% due 4/25/2018(1)	111,841	114,245

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	31

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
2004-5 5A1 5.00% due 8/25/2019	$432,794	$440,240
2004-AR5 3A1 2.777% due 6/25/2034(1)(2)	5,028,756	4,879,211
2004-AR5 6A1 2.611% due 6/25/2034(1)(2)	7,617,169	7,647,058
2004-AR7 4A1 2.499% due 11/25/2034(1)(2)	4,742,497	4,756,630
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020(1)	842,475	862,125
Impac CMB Trust 2004-7 1A1 0.927% due 11/25/2034(1)(2)	5,166,247	4,900,769
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034(1)	595,405	616,778
2004-S2 1A3 4.75% due 11/25/2019(1)	312,973	316,770
2005-A1 3A1 2.586% due 2/25/2035(1)(2)	1,863,822	1,888,645
2005-A1 6T1 2.594% due 2/25/2035(1)(2)	612,570	610,566
2006-A2 5A1 2.442% due 11/25/2033(1)(2)	2,416,182	2,435,963
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.666% due 4/21/2034(1)(2)	2,716,124	2,733,776
2004-13 3A7 2.702% due 11/21/2034(1)(2)	5,158,783	5,276,790
Master Asset Securitization Trust 2003-2 2A10 4.50% due 3/25/2018(1)	364,445	364,331
2003-5 2A1 5.00% due 6/25/2018	169,991	175,246
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.46% due 2/25/2035(1)(2)	8,205,915	8,248,709
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	308,178	313,335
2004-7AR 2A1 2.434% due 9/25/2034(1)(2)	6,089,786	6,014,443
2005-6AR 1A1 0.467% due 11/25/2035(1)(2)	2,107,544	2,032,252
MortgageIT Trust 2004-1 A1 0.967% due 11/25/2034(1)(2)	3,112,102	2,974,345

32	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	$900,954	$900,229
2004-2 A2 4.75% due 11/25/2019(1)	322,973	331,542
2004-2 A3 5.25% due 11/25/2019(1)	182,971	188,354
Residential Asset Mortgage Products Trust 2005-SL1 A4 6.00% due 5/25/2032	6,817	6,868
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(1)	1,154,657	1,152,948
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	701,460	712,783
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.445% due 6/25/2034(1)(2)	5,992,601	5,985,464
Structured Asset Mortgage Investments II Trust 2004-AR7 A1A 0.888% due 4/19/2035(1)(2)	1,865,503	1,801,655
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023(1)	1,313,812	1,342,084
2004-21XS 2A6A 4.74% due 12/25/2034(1)(2)	76,141	77,715
2004-3 3A1 5.50% due 3/25/2019(1)	595,871	612,746
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.507% due 10/25/2033(1)(2)	506,134	508,692
2003-N 2A1 2.491% due 12/25/2033(1)(2)	1,015,251	996,517
2004-M A7 2.627% due 8/25/2034(1)(2)	3,752,987	3,808,599
2004-O A1 2.62% due 8/25/2034(1)(2)	1,875,488	1,864,360
2004-Z 2A2 2.615% due 12/25/2034(1)(2)	1,990,265	1,999,709
2005-2 2A1 4.75% due 4/25/2020(1)	150,294	154,275
2005-AR10 2A6 2.652% due 6/25/2035(1)(2)	4,407,617	4,437,056
2005-AR12 2A5 2.648% due 6/25/2035(1)(2)	3,629,221	3,710,904
2005-AR12 2A6 2.648% due 6/25/2035(1)(2)	4,044,140	4,133,581
Total Non-Agency Mortgage-Backed Securities (Cost $111,775,636)		111,883,126

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	33

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
U.S. Agencies – 0.0%
FHLMC 2.00% due 8/25/2016(1)	$400,000	$407,089
Total U.S. Agencies (Cost $403,752)		407,089

	Principal Amount	Value
U.S. Government Securities – 1.3%
U.S. Treasury Notes 0.50% due 11/30/2016 - 1/31/2017(1)	2,375,000	2,374,376
0.625% due 6/30/2017	8,500,000	8,496,677
Total U.S. Government Securities (Cost $10,868,042)		10,871,053

	Principal Amount	Value
Repurchase Agreements – 4.3%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $36,819,000, due 7/1/2015(4)	36,819,000	36,819,000
Total Repurchase Agreements (Cost $36,819,000)		36,819,000
Total Investments - 101.2% (Cost $882,156,887)		875,220,052
Other Liabilities, Net - (1.2)%		(9,969,149)
Total Net Assets - 100.0%		$865,250,903

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2015.
(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2015, the aggregate market value of these securities amounted to $108,259,746, representing 12.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.125%	1/31/2021	$37,557,076

34	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

The tables below presents futures contracts as of June 30, 2015:

Description (unaudited)	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation (Depreciation)
Purchased Futures Contracts

2 YR U.S. Treasury Note	Goldman Sachs & Co.	1,039	9/30/2015	$227,476	$100,226

5 YR U.S. Treasury Note	Goldman Sachs & Co.	182	9/30/2015	21,705	(39,907)

Total					$60,319

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Sold Futures Contracts

10 YR U.S. Treasury Note	Goldman Sachs & Co.	269	9/21/2015	$33,941	$377,609

30-Day Federal Funds	Goldman Sachs & Co.	2	8/31/2015	832	35

U.S. Long Bond	Goldman Sachs & Co.	14	9/21/2015	2,112	36,939

Total					$414,583

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	35

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Agency Mortgage-Backed Securities	$—	$41,659,307	$—	$41,659,307

Asset-Backed Securities	—	61,001,763	—	61,001,763

Senior Secured Loans	—	76,372,751	—	76,372,751

Commercial Mortgage-Backed Securities	—	191,716,203	—	191,716,203

Corporate Bonds	—	344,489,760	—	344,489,760

Non-Agency Mortgage-Backed Securities	—	111,883,126	—	111,883,126

U.S. Agencies	—	407,089	—	407,089

U.S. Government Securities	—	10,871,053	—	10,871,053

Repurchase Agreements	—	36,819,000	—	36,819,000
Other Financial Instruments:

Financial Futures Contracts	474,902	—	—	474,902

Total	$474,902	$875,220,052	$—	$875,694,954

36	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Senior Secured Loans – 26.6%
Cable Satellite – 1.3%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	$1,184,907	$1,176,766

		1,176,766
Healthcare – 4.0%
ADMI Corp. 2015 Term Loan B 5.50% due 4/30/2022(1)	700,000	701,750
Connolly Corp. 2nd Lien Term Loan 8.00% due 5/14/2022(1)	1,500,000	1,503,750
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 6/16/2022(1)	1,350,000	1,344,938

		3,550,438
Independent Energy – 1.0%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	1,000,000	938,000

		938,000
Industrial - Other – 1.4%
Gates Global, Inc. Term Loan B 4.25% due 7/5/2021(1)	1,240,625	1,220,465

		1,220,465
Insurance: Property - Casualty – 1.7%
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	1,481,156	1,478,075

		1,478,075
Media - Entertainment – 2.7%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	938,540	904,124
Getty Images, Inc. Term Loan B 4.75% due 10/18/2019(1)	177,442	131,086
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan 8.25% due 5/1/2022(1)	1,350,000	1,310,620

		2,345,830
Oil Field Services – 2.2%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/15/2020(1)	800,000	648,000

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	37

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Oil Field Services (continued)
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	$1,025,894	$834,390
Floatel International Ltd. USD Term Loan B 6.00% due 6/27/2020(1)	583,523	460,983

		1,943,373
Restaurants – 1.3%
B.C. Unlimited Liability Co. 2015 Term Loan B 3.75% due 12/10/2021(1)	1,138,467	1,136,884

		1,136,884
Retailers – 1.7%
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	1,488,693	1,478,466

		1,478,466
Technology – 9.3%
AF Borrower LLC 2nd Lien Term Loan 10.00% due 1/28/2023(1)	1,000,000	996,670
Air Newco LLC USD 2nd Lien Term Loan 10.50% due 3/20/2023(1)	1,000,000	970,000
Avaya, Inc. Term Loan B7 6.25% due 4/16/2020(1)	985,367	951,234
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	1,336,500	1,339,841
ION Trading Technologies S.a.r.l. New 2nd Lien Term Loan 7.25% due 6/10/2022(1)	1,350,000	1,346,625
Regit Eins GmbH USD 2nd Lien Term Loan 9.50% due 7/8/2021(1)	1,350,000	1,323,000
Renaissance Learning, Inc. New 2nd Lien Term Loan 8.00% due 4/11/2022(1)	1,250,000	1,219,788

		8,147,158
Total Senior Secured Loans (Cost $23,994,961)		23,415,455

38	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Corporate Bonds – 69.0%
Aerospace & Defense – 4.3%
Bombardier, Inc. 5.50% due 9/15/2018(2)	$600,000	$594,000
Sr. Nt. 7.50% due 3/15/2025(2)	1,050,000	952,875
DAE Aviation Holdings, Inc. Sr. Nt. 10.00% due 7/15/2023(2)	1,000,000	986,500
KLX, Inc. 5.875% due 12/1/2022(2)	1,250,000	1,262,362

		3,795,737
Building Materials – 2.6%
NCI Building Systems, Inc. 8.25% due 1/15/2023(2)	1,000,000	1,065,000
RSI Home Products, Inc. Sec. Nt. 6.50% due 3/15/2023(2)	1,000,000	1,007,500
Summit Materials LLC Sr. Nt. 6.125% due 7/15/2023(2)	175,000	175,000

		2,247,500
Cable Satellite – 3.6%
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022	400,000	388,000
CSC Holdings LLC Sr. Nt. 5.25% due 6/1/2024	1,000,000	960,000
DISH DBS Corp. 5.875% due 11/15/2024	1,000,000	960,625
Intelsat Luxembourg S.A. 8.125% due 6/1/2023	1,000,000	830,000

		3,138,625
Chemicals – 1.0%
Hexion, Inc. Sr. Sec. Nt. 8.875% due 2/1/2018	1,000,000	902,500

		902,500
Construction Machinery – 1.1%
Ahern Rentals, Inc. Sec. Nt. 7.375% due 5/15/2023(2)	1,000,000	987,500

		987,500

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	39

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Consumer Cyclical Services – 1.7%
Monitronics International, Inc. 9.125% due 4/1/2020(3)	$1,500,000	$1,447,500

		1,447,500
Electric – 4.0%
Calpine Corp. Sr. Sec. Nt. 5.875% due 1/15/2024(2)	1,200,000	1,269,000
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021	1,200,000	1,266,000
GenOn Energy, Inc. Sr. Nt. 9.50% due 10/15/2018	1,000,000	1,020,000

		3,555,000
Food And Beverage – 2.3%
FAGE Dairy Industry S.A. 9.875% due 2/1/2020(2)	1,000,000	1,042,500
Post Holdings, Inc. 6.00% due 12/15/2022(2)	1,000,000	962,500

		2,005,000
Gaming – 4.2%
Boyd Gaming Corp. 9.00% due 7/1/2020	1,400,000	1,519,000
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	1,200,000	1,242,000
Scientific Games International, Inc. 6.625% due 5/15/2021	1,200,000	930,000

		3,691,000
Government Related – 1.1%
CITGO Petroleum Corp. Sr. Sec. Nt. 6.25% due 8/15/2022(2)	1,000,000	982,500

		982,500
Healthcare – 3.8%
Kindred Healthcare, Inc. 8.00% due 1/15/2020(2)	1,000,000	1,070,000
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	1,200,000	1,312,200
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	1,000,000	925,000

		3,307,200

40	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Home Construction – 3.7%
K Hovnanian Enterprises, Inc. 8.00% due 11/1/2019(2)	$750,000	$693,750
WCI Communities, Inc. 6.875% due 8/15/2021	1,400,000	1,445,500
Woodside Homes Co. LLC 6.75% due 12/15/2021(2)(3)	1,200,000	1,134,000

		3,273,250
Independent Energy – 9.0%
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	1,000,000	950,000
Denbury Resources, Inc. 5.50% due 5/1/2022	1,000,000	892,500
Energy XXI Gulf Coast, Inc. Sec. Nt. 11.00% due 3/15/2020(2)	1,000,000	875,000
EV Energy Partners LP 8.00% due 4/15/2019	680,000	632,400
Halcon Resources Corp. Sec. Nt. 8.625% due 2/1/2020(2)	1,200,000	1,185,000
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(2)	1,500,000	1,256,250
Linn Energy LLC 7.75% due 2/1/2021	1,000,000	777,500
Sanchez Energy Corp. 6.125% due 1/15/2023	1,500,000	1,342,500

		7,911,150
Insurance: Property - Casualty – 1.1%
Hub Holdings LLC Sr. Nt. 8.125% due 7/15/2019(2)(4)	1,000,000	995,000

		995,000
Media - Entertainment – 6.0%
AMC Networks, Inc. 4.75% due 12/15/2022	1,200,000	1,200,000
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024	1,100,000	1,130,250
Sinclair Television Group, Inc. 5.625% due 8/1/2024(2)	1,000,000	977,500
Tribune Media Co. 5.875% due 7/15/2022(2)	700,000	705,250
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(2)	1,214,000	1,283,805

		5,296,805

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	41

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Paper – 1.3%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	$1,200,000	$1,155,000

		1,155,000
Pharmaceuticals – 1.2%
JLL/Delta Dutch Pledgeco B.V. Sr. Nt. 8.75% due 5/1/2020(2)(4)	1,000,000	1,015,000

		1,015,000
Refining – 1.8%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(3)	1,550,000	1,581,000

		1,581,000
Retailers – 1.3%
Argos Merger Sub, Inc. Sr. Nt. 7.125% due 3/15/2023(2)	1,050,000	1,099,875

		1,099,875
Supermarkets – 1.0%
Tops Holding LLC Sr. Sec. Nt. 8.00% due 6/15/2022(2)	900,000	901,125

		901,125
Technology – 6.1%
Advanced Micro Devices, Inc. Sr. Nt. 7.00% due 7/1/2024	1,120,000	946,400
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	830,000	684,750
Blue Coat Holdings, Inc. Sr. Nt. 8.375% due 6/1/2023(2)	1,000,000	1,017,500
First Data Corp. 12.625% due 1/15/2021	1,450,000	1,674,750
Infor U.S., Inc. 6.50% due 5/15/2022(2)	1,000,000	1,017,500

		5,340,900
Wireless – 2.8%
SBA Communications Corp. Sr. Nt. 4.875% due 7/15/2022	1,370,000	1,334,038

42	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Wireless (continued)
Sprint Corp. 7.125% due 6/15/2024	$1,250,000	$1,159,500

		2,493,538
Wirelines – 4.0%
Communications Sales & Leasing, Inc. 8.25% due 10/15/2023(2)	1,250,000	1,228,125
EarthLink Holdings Corp. Sr. Sec. Nt. 7.375% due 6/1/2020	500,000	520,000
8.875% due 5/15/2019	745,000	776,663
Windstream Services LLC 6.375% due 8/1/2023	1,250,000	1,017,187

		3,541,975
Total Corporate Bonds (Cost $62,457,807)		60,664,680

	Shares	Value
Convertible Preferred Stocks – 0.9%
Wirelines – 0.9%
Frontier Communications Corp. Series A 11.125%	7,500	749,250

		749,250
Total Convertible Preferred Stocks (Cost $750,000)		749,250

	Principal Amount	Value
Repurchase Agreements – 3.8%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $3,308,000, due 7/1/2015(5)	$3,308,000	3,308,000
Total Repurchase Agreements (Cost $3,308,000)		3,308,000
Total Investments - 100.3% (Cost $90,510,768)		88,137,385
Other Liabilities, Net - (0.3)%		(279,460)
Total Net Assets - 100.0%		$87,857,925

(1)	Variable rate security. The rate shown is the rate in effect at June 30, 2015.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2015, the aggregate market value of these securities amounted to $29,668,667, representing 33.8% of net assets.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	43

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions.
(4)

Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of June 30, 2015, interest payments had been made in cash.

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.125%	1/31/2021	$3,377,527

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Senior Secured Loans	$—	$23,415,455	$—	$23,415,455

Corporate Bonds	—	60,664,680	—	60,664,680

Convertible Preferred Stocks	749,250	—	—	749,250

Repurchase Agreements	—	3,308,000	—	3,308,000

Total	$749,250	$87,388,135	$—	$88,137,385

44	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Municipal Bonds – 98.7%
Alaska – 0.8%
Alaska St. Hsg. Fin. Corp. Ref. 5.00% due 12/1/2026	$1,250,000	$1,466,288

		1,466,288
California – 11.1%
California Golden St. Tobacco Securitization Corp. Asset Bkd. Ref-Ser. A 5.00% due 6/1/2040	2,000,000	2,184,380
California St. G.O. Var. Purp. 6.00% due 3/1/2033 - 11/1/2035	5,000,000	5,925,220
6.50% due 4/1/2033	2,000,000	2,374,000
California St. Pub. Wrks. Brd. Lease Rev. Dept. Dev. Svcs. Porterville Ser. C 6.50% due 4/1/2029	1,500,000	1,774,470
Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A 6.125% due 4/1/2028	1,000,000	1,165,420
Trustees Calif. St. Univ. Ser. D 6.125% due 4/1/2028	1,245,000	1,458,368
Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029	1,875,000	2,229,413
San Diego Cnty. CA Regl. Arpt. Auth. Rev. AMT-Senior-Ser. B 5.00% due 7/1/2038	1,200,000	1,297,524
San Francisco City & Cnty. Arpt. Commn. Intl. Rev. Ref-AMT-Second-Ser. C 5.00% due 5/1/2025	1,500,000	1,694,940
Univ. of California Rev. Ser. O 5.75% due 5/15/2019(1)	1,000,000	1,172,690

		21,276,425
Colorado – 2.1%
Anthem West Metropolitan Dist. CO Ref. 4.125% due 12/1/2044	2,000,000	1,964,780
Beacon Point CO Metropolitan Dist. Ref. AGM Insured 4.00% due 12/1/2037	1,000,000	985,660
Colorado Hsg. & Fin. Auth. Rev. Single Family Mtg. Ser. A FHA Insured 5.50% due 11/1/2029	130,000	132,855

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	45

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Colorado (continued)
Colorado St. Hlth. Facs. Auth. Rev. Ref-Ser. B-Parkview Medical Ctr. 4.00% due 9/1/2034	$1,000,000	$981,570

		4,064,865
Connecticut – 2.6%
Connecticut St. G.O. Ser. A 5.00% due 3/15/2031	1,000,000	1,132,000
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	1,500,000	1,668,840
Hartford CT Stadium Auth. Lease Rev. Ser. A 5.00% due 2/1/2036	2,000,000	2,133,080

		4,933,920
Delaware – 0.5%
Delaware St. Economic Dev. Auth. Rev. St. Univ. Proj. AGM Insured 5.00% due 10/1/2039	865,000	958,671

		958,671
District Of Columbia – 0.9%
Metropolitan Washington DC Arpt. Auth. Sys. Rev. AMT-Ser. C 5.00% due 10/1/2028	1,500,000	1,680,270

		1,680,270
Florida – 6.4%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2019(1)	1,500,000	1,813,215
Florida St. G.O. Dept. Trans. Right of Way 5.375% due 7/1/2027	1,500,000	1,646,265
Miami-Dade Cnty. FLA Aviation Rev. Ser. A 6.00% due 10/1/2027	1,500,000	1,759,140
Miami-Dade Cnty. FLA Public Facs. Rev. Ref-Jackson Hlth. Sys. Ser. A 5.00% due 6/1/2033(2)	2,000,000	2,189,400
Orange County FLA Hlth. Facs. Auth. Rev. Presbyterian Retirement Communities 5.00% due 8/1/2040	3,000,000	3,115,350

46	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TAX-EXEMPT FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Florida (continued)
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	$1,500,000	$1,721,355

		12,244,725
Georgia – 3.8%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.00% due 11/1/2019 (1)(3)	3,000,000	3,591,720
Carrollton GA Payroll Dev. Auth. Rev. Ref- UWG Athletic Complex LLC Proj. AGM Insured 5.00% due 6/15/2037	1,500,000	1,647,840
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2018 (1)	1,760,000	1,940,030

		7,179,590
Illinois – 5.6%
Illinois St. G.O. 5.00% due 3/1/2017 - 1/1/2019	4,350,000	4,635,953
5.50% due 7/1/2027	2,000,000	2,164,980
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref. Ser. A-1 5.25% due 1/1/2030	2,000,000	2,240,140
Ser. B 5.50% due 1/1/2033	1,500,000	1,642,020

		10,683,093
Indiana – 1.2%
Indiana Fin. Auth. Health Sys. Rev. Sisters of St. Francis Health 5.00% due 11/1/2025	2,000,000	2,257,660

		2,257,660
Kansas – 1.8%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2 5.00% due 9/1/2022	1,500,000	1,677,795
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	1,500,000	1,712,655

		3,390,450
Louisiana – 1.6%
Louisiana Loc. Govt. Environmental Facs. & Cmnty. Dev. Auth. Rev. Jefferson Parish Ser. A 5.25% due 4/1/2022	1,525,000	1,740,345

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	47

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Louisiana (continued)
Louisiana St. Pub. Facs. Auth. Rev. Ochsner Clinic Foundation Proj. Ser. A 5.375% due 5/15/2043	$1,200,000	$1,244,688

		2,985,033
Maine – 0.9%
Maine St. Tpk. Auth. Rev. 6.00% due 7/1/2019(1)	1,500,000	1,776,855

		1,776,855
Maryland – 1.8%
Anne Arundel Cnty. MD G.O. Cons. Gen. Impt. 5.00% due 4/1/2028	1,500,000	1,723,380
Baltimore Cnty. MD G.O. Met. Dist. 71st Issue 5.00% due 2/1/2018(1)(3)	1,500,000	1,657,470

		3,380,850
Massachusetts – 5.3%
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	1,500,000	1,665,525
Massachusetts St. College Bldg. Auth. Rev. Ser. B 5.00% due 5/1/2030	1,500,000	1,706,475
Massachusetts St. Dept. Transn. Met Hwy. Sys. Rev. Ser. B 5.00% due 1/1/2027	2,000,000	2,236,160
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	1,500,000	1,708,470
Ser. O, M.I.T. 6.00% due 7/1/2018(1)	1,500,000	1,721,055
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Senior-Ser. 1 5.00% due 11/1/2039	1,000,000	1,119,200

		10,156,885
Michigan – 2.6%
Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. Ser. B 5.00% due 10/1/2018	1,820,000	1,935,424

48	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TAX-EXEMPT FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Michigan (continued)
Wayne Cnty. MI Arpt. Auth. Rev. Arpt. Rev. Ref-Ser. B 5.00% due 12/1/2020	$2,595,000	$2,960,324

		4,895,748
Minnesota – 0.8%
Minnesota St. G.O.
5.00% due 8/1/2017(1)	30,000	32,594
5.00% due 8/1/2022(3)	1,470,000	1,594,553

		1,627,147
Missouri – 1.7%
Metropolitan St. Louis MO Swr. Dist. Wastewtr. Sys. Rev. Ser. A 5.75% due 5/1/2038	1,500,000	1,626,990
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. Rev. St. Revolving Fds. Pgs. Ser. A 5.75% due 1/1/2029	1,500,000	1,723,455

		3,350,445
Nevada – 1.2%
Clark Cnty. NV Wtr. Reclamation Dist. G.O. Ser. A 5.25% due 7/1/2038	2,000,000	2,245,400

		2,245,400
New Jersey – 5.4%
Essex Cnty. NJ Impt. Auth. Proj. Rev. AMBAC Insured 5.00% due 12/15/2023	2,000,000	2,200,140
Middlesex Cnty. NJ Impt. Auth. Lease Rev. Regl. Ed. Svc. Commn. 5.25% due 12/15/2018(1)	1,500,000	1,710,210
New Jersey Environmental Infrastructure Tr. Rev. AMT-Ser. B 5.00% due 9/1/2028	1,355,000	1,494,958
New Jersey St. G.O. Var. Purp. 5.00% due 6/1/2021	2,000,000	2,232,120
New Jersey St. Transn. Tr. Fd. Auth. Rev. Transn. Sys. Ser. C AGM Insured 5.50% due 12/15/2016	1,500,000	1,584,360
South Jersey NJ Trans. Auth. Rev. Ref- Ser. A 5.00% due 11/1/2039	1,000,000	1,039,970

		10,261,758

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	49

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2015 (unaudited)	Principal Amount	Value
New York – 6.9%
New York City NY Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Ref-2nd Gen. Resolution-Ser. FF 5.00% due 6/15/2039	$1,250,000	$1,397,350
New York Counties NY Tobacco Trust II Rev. Tobacco Settlement Pass Through Bds. 5.75% due 6/1/2043	1,200,000	1,215,228
New York St. Dorm. Auth. Lease Rev. Mental Health Svcs. Facs. Ser. A 5.00% due 8/15/2021	1,800,000	2,085,606
New York St. Liberty Dev. Corp. Liberty Rev. Ref-7 World Trade Ctr. Class 1 5.00% due 9/15/2029	2,000,000	2,311,600
Port Authority of NY & NJ Rev. AMT-Ser. 178 5.00% due 12/1/2032	1,000,000	1,112,200
Consol-Ser. 172 5.00% due 10/1/2030	2,000,000	2,207,580
Triborough NY Bridge. & Tunl. Auth. Revs. Gen-Ser. A 5.00% due 11/15/2040	1,000,000	1,119,680
Utility Debt Securitization Auth. NY Rev. Restructuring-Ser. TE 5.00% due 12/15/2041	1,500,000	1,684,170

		13,133,414
North Carolina – 1.9%
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	1,750,000	2,009,613
University NC at Chapel Hill Rev. 5.00% due 12/1/2027	1,500,000	1,643,580

		3,653,193
Ohio – 0.9%
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	1,500,000	1,695,945

		1,695,945
Oklahoma – 1.0%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2029	1,635,000	1,844,035

		1,844,035
Oregon – 3.9%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O. 6.125% due 6/15/2018(1)	1,500,000	1,720,875

50	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TAX-EXEMPT FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Oregon (continued)
Oregon St. Dept. Administrative Svcs. Lottery Rev. Ser. A 5.25% due 4/1/2030	$1,480,000	$1,733,272
Oregon St. Dept. Transn. Hwy. User Tax Rev. Ser. A 5.00% due 11/15/2038	1,000,000	1,132,620
Oregon St. G.O. St. Brd. Ed. Ser. D 5.00% due 8/1/2025	1,000,000	1,158,570
Port of Portland OR Arpt. Rev. Ref-Portland Intl. Arpt. Ser. 23 5.00% due 7/1/2035	1,500,000	1,697,700

		7,443,037
Pennsylvania – 2.9%
Franklin Cnty. PA Ind. Dev. Auth. Rev. Chambersburg Hosp. Proj. 5.30% due 7/1/2030	1,000,000	1,124,500
Pennsylvania St. Higher Edl. Facs. Auth. Rev. Univ. Pittsburgh Med. Ctr. Ser. E 5.00% due 5/15/2031	1,000,000	1,106,910
Pennsylvania St. Tpk. Commn. Tpk. Rev. Ser. A 5.00% due 12/1/2044	2,000,000	2,160,260
Sub-Spl-Motor License Fd. Enhanced Ser. A 6.00% due 12/1/2036	1,000,000	1,174,170

		5,565,840
Rhode Island – 2.0%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,797,690
Rhode Island Tobacco Settlement Fing. Corp. Ref-Ser. A 5.00% due 6/1/2035	2,000,000	2,069,420

		3,867,110
South Carolina – 1.8%
Charleston Cnty. SC G.O. Cap. Impt. Transn. Sales Tax 5.00% due 11/1/2022	1,500,000	1,774,650
South Carolina St. Pub. Svc. Auth. Rev. Ser. B 5.25% due 1/1/2034	1,500,000	1,674,105

		3,448,755
Tennessee – 3.3%
Johnson City Health & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Health Alliance 5.625% due 7/1/2030	1,500,000	1,671,525

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	51

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Tennessee (continued)
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Health & Ed. Facs. Brd. Rev. Vanderbilt Univ. Ser. A 5.00% due 10/1/2034	$1,250,000	$1,420,625
Vanderbilt Univ. Ser. B 5.50% due 10/1/2034	1,500,000	1,755,435
Tennessee St. Sch. Bd. Auth. Rev. Higher Edl. Facs. 2nd Prog. Ser. B 5.125% due 5/1/2018(1)	1,230,000	1,373,971

		6,221,556
Texas – 10.4%
Canadian River Tex. Mun. Wtr. Auth. Rev. Sub Lien-Conjunctive Use Groundwater Supply Proj. 5.00% due 2/15/2026	2,000,000	2,284,820
Corpus Christi Tex. Utility Sys. Rev. Jr. Lien Rev. Utility Sys. Impt. Bds. 4.125% due 7/15/2045(2)	1,000,000	987,260
Lower Colorado River Tex. Auth. Rev Ref. 5.50% due 5/15/2032	1,000,000	1,154,890
Montgomery Cnty. Tex. G.O. 5.125% due 3/1/2031	1,500,000	1,670,460
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C 6.00% due 1/1/2023 - 1/1/2025	4,250,000	4,866,665
North Tex. Twy. Auth. Rev. Sr. Projs. Sys. Ser. A 5.50% due 9/1/2036	1,500,000	1,752,315
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	1,500,000	1,675,785
Tex. Private Activity Bd. Surface Transn. Corp. Rev. Sr. Lien 6.875% due 12/31/2039	3,130,000	3,682,977
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,710,525

		19,785,697
Vermont – 0.8%
Vermont St. Student Assistance Corp. Ed. Loan Rev. AMT-Ser.A 5.00% due 6/15/2022	1,400,000	1,579,872

		1,579,872
Virginia – 2.7%
Virginia St. Pub. Sch. Auth. Rev. Sch. Fing. Ser. B 5.00% due 8/1/2018(1)	500,000	560,625
5.25% due 8/1/2018(1)	1,000,000	1,128,800

52	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TAX-EXEMPT FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Virginia (continued)
Virginia St. Res. Auth. Infrastructure Rev. Ref-Pooled Fing. Prog. Ser. A 5.00% due 11/1/2038	$2,095,000	$2,398,524
Winchester VA Economic Dev. Auth. Hosp. Rev. Ref-Valley Hlth. Sys. Oblig. Group 5.00% due 1/1/2044(2)	1,000,000	1,094,480

		5,182,429
Washington – 2.1%
Port of Seattle WA Rev. AMT-Ref-Ser. B 5.00% due 9/1/2024	1,500,000	1,720,875
Washington St. G.O. Motor Vehicle Tax-Senior 520 Corridor Prog. Toll-Ser. C 5.00% due 6/1/2033	2,000,000	2,269,240

		3,990,115
Total Municipal Bonds (Cost $173,681,753)		188,227,076
Total Investments - 98.7% (Cost $173,681,753)		188,227,076
Other Assets, Net - 1.3%		2,393,094
Total Net Assets - 100.0%		$190,620,170

(1)	Pre-refunded.
(2)	When-issued security.
(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$188,227,076	$—	$188,227,076

Total	$—	$188,227,076	$—	$188,227,076

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	53

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Municipal Bonds – 100.1%
Arizona – 0.9%
Tempe AZ Indl. Dev. Auth. Rev. Ref-Friendship Vlg. Ser. A 6.25% due 12/1/2042	$1,000,000	$1,072,240

		1,072,240
California – 9.4%
California Hlth. Facs. Fing. Auth. Rev. Episcopal Home Ser. B 6.00% due 2/1/2020(1)(2)	1,500,000	1,805,850
California St. Hsg. Fin. Agy. Rev. AMT-Home Mtge. Ser. K 5.50% due 2/1/2042	355,000	355,870
California St. Muni. Fin. Auth. Rev. Emerson College 5.75% due 1/1/2033	1,300,000	1,494,415
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029(2)	1,500,000	1,783,530
6.625% due 11/1/2034	195,000	195,798
California Statewide Cmntys. Dev. Auth. Rev. Ref-American Baptist Homes of the West 5.00% due 10/1/2045	1,000,000	1,033,120
Long Beach CA Marina Sys. Rev. 5.00% due 5/15/2040	1,500,000	1,584,810
San Diego Calif. Redev. Agy. Tax Allocation Rev. Naval Training Ctr. Ser. A 5.75% due 9/1/2040	1,000,000	1,113,170
Tulare Calif. Redev. Agy. Tax Allocation Rev. Merged Tulare Redev. Ser. A 6.125% due 8/1/2035	1,970,000	2,151,811

		11,518,374
Colorado – 3.5%
Anthem West Metropolitan Dist. CO Ref. 4.00% due 12/1/2038	1,250,000	1,233,112
Colorado Regl. Trans. Dist. Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2034	2,000,000	2,259,020
Regl. Transn. Dist. CO Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2026	670,000	761,100

		4,253,232
District Of Columbia – 3.4%
District of Columbia Rev. Utd. Negro College Fund 6.875% due 7/1/2040	2,000,000	2,381,940

54	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
District Of Columbia (continued)
District of Columbia Tobacco Settlement Fing. Corp. Asset Bkd. Bds. 6.50% due 5/15/2033(2)	$1,500,000	$1,813,545

		4,195,485
Florida – 13.0%
Brevard Cnty. FLA Hlth. Facs. Auth. Hlth. Care Facs. Rev. Hlth. First Inc. Proj. 7.00% due 4/1/2019(1)	1,500,000	1,813,215
Highlands Cnty. FLA Hlth. Facs. Auth. Rev. Adventist Hlth./Sunbelt Ser. B 6.00% due 11/15/2037	1,600,000	1,846,992
Miami-Dade Cnty. FLA Hlth. Facs. Auth. Hosp. Rev. Ref-Miami Children’s Hosp. 5.875% due 8/1/2042	975,000	1,119,554
Ref-Miami Children’s Hosp. Ser. A 6.125% due 8/1/2042	1,895,000	2,200,531
Osceola Cnty. FLA Expressway Sys. Rev. Sr. Lien-Poinciana Parkway Proj. Ser. A 5.375% due 10/1/2047	1,500,000	1,604,040
Pompano Beach FL Rev. John Knox Vlg. Proj. 5.00% due 9/1/2039	1,000,000	1,064,130
Village Cmnty. Dev. Dist. No. 10 FLA Spl. Assessment Rev. 5.75% due 5/1/2031	1,495,000	1,701,355
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev. Ref-Phase II 6.125% due 5/1/2039	2,045,000	2,363,447
Ref-Phase III 6.125% due 5/1/2040	2,110,000	2,341,699

		16,054,963
Georgia – 1.2%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.25% due 11/1/2019(1)	1,250,000	1,509,637

		1,509,637
Illinois – 6.1%
Chicago IL Brd. of Ed. Proj. Ser. C 5.25% due 12/1/2039	1,500,000	1,378,275
Chicago IL O’Hare Intl. Arpt. Rev. Gen-Third Lien-Ser. A 5.75% due 1/1/2039	1,500,000	1,691,055

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	55

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Illinois (continued)
Illinois Fin. Auth. Rev. Ref-Roosevelt Univ. Proj. 6.50% due 4/1/2044	$755,000	$801,817
Temps-75-Admiral at Lake-D-1 7.00% due 5/15/2018	190,000	190,344
Illinois St. G.O. 5.50% due 7/1/2025 - 7/1/2038	3,250,000	3,460,125

		7,521,616
Indiana – 1.6%
Indiana St. Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev. Cmnty. Fndtn. Northwest Indiana 5.50% due 3/1/2017(1)	980,000	1,057,832
5.50% due 3/1/2037	920,000	973,921

		2,031,753
Iowa – 0.9%
Iowa St. Fin. Auth. Midwestern Disaster Area Rev. St. Fertilizer Co. Proj. 5.50% due 12/1/2022	1,000,000	1,056,360

		1,056,360
Kentucky – 2.8%
Kentucky St. Economic Dev. Fin. Auth. Rev. Owensboro Medical Hlth Sys. Ser. A 6.50% due 3/1/2045	1,500,000	1,703,235
Ref-Owensboro Medical Hlth. Ser. B 6.375% due 3/1/2040	1,500,000	1,705,710

		3,408,945
Louisiana – 1.4%
Louisiana Pub. Facs. Auth. Rev. Ochsner Clinic Fndtn. Proj. 6.50% due 5/15/2037	1,500,000	1,741,575

		1,741,575
Maryland – 1.4%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury MD Oblig. Ser. B 6.00% due 1/1/2023	1,500,000	1,684,875

		1,684,875
Massachusetts – 2.7%
Massachusetts Edl. Fing. Auth. Ed. Loan Rev. Ser. J 5.625% due 7/1/2028 - 7/1/2033	3,035,000	3,345,886

		3,345,886

56	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Michigan – 0.7%
Michigan St. Hsg. Dev. Auth. Single Fam. Homeownership Rev. AMT-Ser. C 5.50% due 12/1/2028	$850,000	$902,913

		902,913
New Jersey – 6.5%
New Jersey Economic Dev. Auth. Rev. MSU Student Hsg. Proj. Provident Group Montclair LLC 5.875% due 6/1/2042	2,000,000	2,228,420
New Jersey St. Higher Ed. Assistance Auth. Student Loan Rev. Ser. 1 5.75% due 12/1/2028	1,500,000	1,669,305
New Jersey St. Trans. Trust Fund Auth. Rev. Trans. Prog. Ser. AA 5.00% due 6/15/2038	2,000,000	2,021,500
Trans. Sys. Ser. A 5.00% due 6/15/2042	2,000,000	2,028,040

		7,947,265
New Mexico – 3.2%
Farmington NM Poll. Ctrl. Rev. Ref- Pub. Svc. N Mex Ser. F 6.25% due 6/1/2040	1,600,000	1,759,504
Ref-AMT-Pub. Svc. N Mex San Juan Ser. D 5.90% due 6/1/2040	2,000,000	2,196,500

		3,956,004
New York – 4.3%
Albany NY Cap. Res. Corp. Rev. St. Peter’s Hosp. 6.25% due 11/15/2020(1)	1,500,000	1,869,870
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	1,500,000	1,650,330
Port Auth. of New York & New Jersey Spl. Oblig. Rev. JFK Intl. Air Terminal LLC 6.00% due 12/1/2036	1,500,000	1,750,530

		5,270,730
Ohio – 2.5%
Bowling Green OH Student Hsg. Rev. CFP I LLC St. Univ. Proj. 6.00% due 6/1/2045	1,500,000	1,602,690
Richfield OH Joint Recreation Dist. 5.25% due 12/1/2042	1,500,000	1,519,230

		3,121,920

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	57

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Oklahoma – 2.9%
Oklahoma Dev. Fin. Auth. CCRC Rev. Ref-Inverness Vlg. Cmnty. 6.00% due 1/1/2032	$1,885,000	$1,953,482
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	1,500,000	1,633,440

		3,586,922
Pennsylvania – 8.3%
Cumberland Cnty. PA Mun. Auth. Rev. Asbury PA Oblig. Group 6.00% due 1/1/2030	1,300,000	1,385,475
Diakon Lutheran 6.125% due 1/1/2029(1)	1,500,000	1,678,050
Ref-Diakon Lutheran Ministries Proj. 5.00% due 1/1/2038	1,000,000	1,042,960
Dauphin Cnty. PA Gen. Auth. Hlth. Sys. Rev. Pinnacle Hlth. Sys. Proj. Ser. A 6.00% due 6/1/2036	1,500,000	1,715,655
Pennsylvania St. Tpk. Commn. Tpk. Rev. Sub. Ser. A 5.625% due 12/1/2031	1,500,000	1,735,485
6.50% due 12/1/2036	1,000,000	1,193,700
Philadelphia PA Sch. Dist. Rev. Ser. A 5.00% due 9/1/2035	1,400,000	1,502,508

		10,253,833
Rhode Island – 1.5%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,797,690

		1,797,690
South Carolina – 1.5%
South Carolina Jobs-Economic Dev. Auth. Student Hsg. Rev. Coastal Hsg. Fndtn. Ser. A 6.00% due 4/1/2020(1)	1,500,000	1,811,265

		1,811,265
South Dakota – 0.8%
Oglala Sioux Tribe 5.00% due 10/1/2022(3)	1,000,000	1,000,340

		1,000,340
Tennessee – 1.4%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,671,525

		1,671,525

58	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Texas – 14.9%
Central Tex. Regl. Mobility Auth. Rev. Sr. Lien 6.00% due 1/1/2041	$1,500,000	$1,757,505
Corpus Christi Tex. Utility Sys. Rev. Jr. Lien Rev. Utility Sys. Impt. Bds. 4.125% due 7/15/2045(4)	2,000,000	1,974,520
North Tex. Twy. Auth. Rev. Ref-Ser. A 5.00% due 1/1/2038	1,350,000	1,456,799
Toll 2nd Tier Ref. Ser. F 5.75% due 1/1/2018(1)	2,000,000	2,229,540
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp. Ret. Fac. CC Young Memorial Home Ser. B-1 7.25% due 2/15/2016	25,000	25,050
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien-LBJ Infrastructure 7.00% due 6/30/2040	3,110,000	3,705,627
7.50% due 6/30/2033	2,000,000	2,435,420
Sr. Lien-NTE Mobility 6.875% due 12/31/2039	1,500,000	1,765,005
7.50% due 12/31/2031	1,500,000	1,810,035
Tex. St. Private Activity Bd. Surface Transn. Corp. Rev. AMT- Sr. Lien-NTE Mobility Partners Segments LLC 7.00% due 12/31/2038	1,000,000	1,222,480

		18,381,981
Virginia – 3.3%
Alexandria VA Indl. Dev. Auth. Rev. Residential Care Facs. Mtg. Rev. Ref-Goodwin House 5.00% due 10/1/2050	1,000,000	1,038,090
Virginia St. Small Business Fing. Auth. Rev. Ref-Hampton Univ. 5.25% due 10/1/2029	2,665,000	3,030,212

		4,068,302
Total Municipal Bonds (Cost $112,837,340)		123,165,631
Total Investments - 100.1% (Cost $112,837,340)		123,165,631
Other Liabilities, Net - (0.1)%		(148,019)
Total Net Assets - 100.0%		$123,017,612

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	59

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

(1)	Pre-refunded.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2015, the aggregate market value of these securities amounted to $1,000,340, representing 0.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	When-issued security.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$123,165,631	$—	$123,165,631

Total	$—	$123,165,631	$—	$123,165,631

60	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Senior Secured Loans – 78.7%
Aerospace & Defense – 1.0%
DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.25% due 5/28/2022(1)	$17,000,000	$16,957,500

		16,957,500
Airlines – 2.4%
Air Canada 2015 Term Loan B 4.00% due 9/26/2019(1)	20,346,250	20,365,375
American Airlines, Inc. New Term Loan 3.50% due 6/26/2020(1)	17,573,259	17,386,631
Delta Air Lines, Inc. New Term Loan B 3.25% due 4/20/2017(1)	2,037,458	2,031,509

		39,783,515
Automotive – 1.6%
Navistar International Corp. Term Loan B 5.75% due 8/17/2017(1)	11,198,599	11,205,654
The Goodyear Tire & Rubber Co. New 2nd Lien Term Loan 3.75% due 4/30/2019(1)	14,166,667	14,181,400

		25,387,054
Building Materials – 3.4%
Generac Power Systems, Inc. Term Loan B 3.25% due 5/31/2020(1)	15,375,057	15,227,764
Jeld-Wen, Inc. Term Loan B 5.25% due 10/15/2021(1)	18,905,000	18,940,542
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	19,674,006	19,665,742
2nd Lien Term Loan 7.00% due 3/26/2021(1)	1,768,421	1,775,053

		55,609,101
Cable Satellite – 2.3%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	16,824,131	16,708,549
Yankee Cable Acquisition LLC Term Loan B 4.25% due 3/1/2020(1)	20,144,969	20,144,969

		36,853,518

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	61

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Chemicals – 2.0%
Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75% due 2/1/2020(1)	$20,297,431	$20,261,911
Minerals Technologies, Inc. 2015 Term Loan B 3.75% due 5/9/2021(1)	11,747,436	11,737,685

		31,999,596
Consumer Cyclical Services – 0.8%
Monitronics International, Inc. New Term Loan B 4.25% due 3/23/2018(1)	5,683,582	5,685,344
Term Loan B1 4.50% due 4/2/2022(1)	7,908,618	7,928,390

		13,613,734
Consumer Products – 3.9%
Bombardier Recreational Products, Inc. New Term Loan B 3.75% due 1/30/2019(1)	21,051,557	21,019,980
KIK Custom Products, Inc. New 1st Lien Term Loan 5.50% due 4/29/2019(1)	14,625,861	14,638,000
New 2nd Lien Term Loan 9.50% due 10/29/2019(1)	10,000,000	10,000,000
Party City Holdings, Inc. Term Loan 4.00% due 7/27/2019(1)	17,521,007	17,480,008

		63,137,988
Electric – 0.6%
Dynegy Holdings, Inc. Term Loan B2 4.00% due 4/23/2020(1)	10,353,457	10,357,184

		10,357,184
Environmental – 1.5%
ADS Waste Holdings, Inc. New Term Loan 3.75% due 10/9/2019(1)	19,166,666	18,912,708
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(1)	4,765,326	4,812,884
Term Loan C 5.00% due 12/19/2021(1)	210,728	212,831

		23,938,423
Financial Other – 1.2%
Fly Funding II S.a.r.l. Term Loan B 3.50% due 8/9/2019(1)	20,244,214	20,213,848

		20,213,848

62	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Food And Beverage – 2.2%
Charger OpCo B.V. USD Term Loan B1 4.25% due 7/23/2021(1)	$23,000,000	$22,885,000
H.J. Heinz Co. Term Loan B2 3.25% due 6/5/2020(1)	1,762,142	1,761,261
New HB Acquisition LLC Term Loan 6.75% due 4/9/2020(1)	10,312,500	10,441,406

		35,087,667
Gaming – 4.7%
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(1)	9,033,333	9,047,064
Peninsula Gaming LLC Term Loan 4.25% due 11/20/2017(1)	13,106,667	13,123,050
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(1)	17,730,000	17,717,944
2014 Term Loan B2 6.00% due 10/1/2021(1)	14,925,000	14,908,284
Station Casinos LLC Term Loan B 4.25% due 3/2/2020(1)	21,641,117	21,614,065

		76,410,407
Healthcare – 8.9%
ADMI Corp. 2015 Term Loan B 5.50% due 4/30/2022(1)	11,000,000	11,027,500
CCS Intermediate Holdings LLC 1st Lien Term Loan 5.00% due 7/22/2021(1)	18,596,938	17,853,060
Connolly Corp. 1st Lien Term Loan 4.50% due 5/14/2021(1)	17,449,652	17,476,874
2nd Lien Term Loan 8.00% due 5/14/2022(1)	5,000,000	5,012,500
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(1)	15,527,117	15,565,935
Kindred Healthcare, Inc. New Term Loan 4.25% due 4/9/2021(1)	23,730,012	23,724,080

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	63

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Healthcare (continued)
Onex Carestream Finance LP 1st Lien Term Loan 5.00% due 6/7/2019(1)	$11,105,422	$11,084,654
2nd Lien Term Loan 9.50% due 12/7/2019(1)	12,163,555	12,052,016
Select Medical Corp. Series E Term Loan B 3.751% due 6/1/2018(1)	1,083,879	1,080,714
Surgical Care Affiliates, Inc. Term Loan B 4.25% due 3/17/2022(1)	9,975,000	9,958,342
Tecomet, Inc. 1st Lien Term Loan 5.75% due 12/5/2021(1)	15,910,025	15,651,487
2nd Lien Term Loan 9.50% due 12/5/2022(1)	5,000,000	4,637,500

		145,124,662
Independent Energy – 0.4%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	7,000,000	6,566,000

		6,566,000
Industrial - Other – 2.5%
Brock Holdings III, Inc. New Term Loan B 6.00% due 3/16/2017(1)	7,935,800	7,886,201
Gates Global, Inc. Term Loan B 4.25% due 7/5/2021(1)	13,895,000	13,669,206
Rexnord LLC 1st Lien Term Loan B 4.00% due 8/21/2020(1)	19,553,232	19,479,908

		41,035,315
Insurance: Property - Casualty – 2.0%
Alliant Holdings I, Inc. New Term Loan B 5.00% due 12/20/2019(1)	12,434,762	12,450,306
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	19,480,127	19,439,607

		31,889,913
Leisure – 1.3%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	22,056,629	21,701,738

		21,701,738

64	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Lodging – 0.8%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(1)	$13,274,826	$13,276,950

		13,276,950
Media - Entertainment – 8.6%
Cumulus Media Holdings, Inc. 2013 Term Loan 4.25% due 12/23/2020(1)	19,503,694	18,504,130
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	20,647,877	19,890,720
EMI Music Publishing Ltd. Term Loan B 3.75% due 6/29/2018(1)	12,783,783	12,755,019
Getty Images, Inc. Term Loan B 4.75% due 10/18/2019(1)	4,107,500	3,034,416
Media General, Inc. Term Loan B 4.00% due 7/31/2020(1)	17,746,394	17,729,713
Telesat Canada USD Term Loan B2 3.50% due 3/28/2019(1)	7,044,815	7,015,438
Tribune Media Co. Term Loan 3.75% due 12/27/2020(1)	14,748,143	14,743,571
Univision Communications, Inc. Term Loan C4 4.00% due 3/1/2020(1)	20,146,982	19,967,069
William Morris Endeavor Entertainment LLC 1st Lien Term Loan 5.25% due 5/6/2021(1)	19,775,126	19,715,800
2nd Lien Term Loan 8.25% due 5/1/2022(1)	6,000,000	5,824,980

		139,180,856
Metals And Mining – 0.6%
FMG Resources (August 2006) Pty. Ltd. New Term Loan B 3.75% due 6/30/2019(1)	10,338,866	9,159,305

		9,159,305
Oil Field Services – 2.0%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/15/2020(1)	7,800,000	6,318,000

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	65

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Oil Field Services (continued)
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	$14,535,755	$11,822,366
Floatel International Ltd. USD Term Loan B 6.00% due 6/27/2020(1)	7,314,078	5,778,122
Seadrill Partners Finco LLC Term Loan B 4.00% due 2/21/2021(1)	12,280,846	9,249,073

		33,167,561
Packaging – 2.4%
Berry Plastics Holding Corp. Term Loan D 3.50% due 2/8/2020(1)	20,203,293	20,095,408
Reynolds Group Holdings, Inc. New Dollar Term Loan 4.50% due 12/1/2018(1)	19,561,201	19,614,211

		39,709,619
Pharmaceuticals – 1.8%
DPx Holdings B.V. 2014 USD Incremental Term Loan 4.25% due 3/11/2021(1)	20,775,076	20,603,058
Millennium Health LLC Term Loan B 5.25% due 4/16/2021(1)	20,767,669	8,440,604

		29,043,662
Restaurants – 1.4%
B.C. Unlimited Liability Co. 2015 Term Loan B 3.75% due 12/10/2021(1)	22,368,728	22,337,635

		22,337,635
Retailers – 5.8%
99 Cents Only Stores New Term Loan 4.50% due 1/11/2019(1)	12,514,757	11,576,150
Bass Pro Group LLC 2015 Term Loan 4.00% due 6/5/2020(1)	12,654,435	12,640,895
BJ’s Wholesale Club, Inc. New 1st Lien Term Loan 4.50% due 9/26/2019(1)	9,068,888	9,051,294
New 2nd Lien Term Loan 8.50% due 3/26/2020(1)	15,000,000	15,110,400

66	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Retailers (continued)
PetSmart, Inc. Term Loan B 4.25% due 3/11/2022(1)	$25,000,000	$24,931,250
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	20,606,252	20,464,687

		93,774,676
Technology – 10.3%
AF Borrower LLC 1st Lien Term Loan 6.25% due 1/28/2022(1)	17,955,000	17,910,112
2nd Lien Term Loan 10.00% due 1/28/2023(1)	6,500,000	6,478,355
Air Newco LLC USD 2nd Lien Term Loan 10.50% due 3/20/2023(1)	10,000,000	9,700,000
Avaya, Inc. Term Loan B7 6.25% due 4/16/2020(1)	13,490,273	13,022,969
Deltek, Inc. 2015 2nd Lien Term Loan 9.50% due 6/17/2023(1)	4,000,000	4,020,000
First Data Corp. New 2018 Term Loan 3.687% due 9/24/2018(1)	19,435,000	19,365,617
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	10,890,000	10,917,225
ION Trading Technologies S.a.r.l. New 2nd Lien Term Loan 7.25% due 6/10/2022(1)	23,000,000	22,942,500
Regit Eins GmbH USD 1st Lien Term Loan 6.00% due 1/8/2021(1)	14,887,500	14,837,925
USD 2nd Lien Term Loan 9.50% due 7/8/2021(1)	5,000,000	4,900,000
Renaissance Learning, Inc. New 1st Lien Term Loan 4.50% due 4/9/2021(1)	11,333,863	11,182,783
New 2nd Lien Term Loan 8.00% due 4/11/2022(1)	12,000,000	11,709,960
TransUnion LLC Term Loan B2 3.75% due 4/9/2021(1)	21,700,188	21,493,386

		168,480,832

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	67

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Wirelines – 2.3%
Communications Sales & Leasing, Inc. Term Loan B 5.00% due 10/24/2022(1)	$25,000,000	$24,520,750
Level 3 Financing, Inc. New 2019 Term Loan 4.00% due 8/1/2019(1)	13,000,000	13,000,000

		37,520,750
Total Senior Secured Loans (Cost $1,307,036,879)		1,281,319,009

	Principal Amount	Value
Corporate Bonds – 16.2%
Aerospace & Defense – 2.2%
Bombardier, Inc. 5.50% due 9/15/2018(2)	9,200,000	9,108,000
Sr. Nt. 7.50% due 3/15/2025(2)	10,500,000	9,528,750
DAE Aviation Holdings, Inc. Sr. Nt. 10.00% due 7/15/2023(2)	13,500,000	13,317,750
KLX, Inc. 5.875% due 12/1/2022(2)	3,000,000	3,029,670

		34,984,170
Consumer Cyclical Services – 0.7%
Monitronics International, Inc. 9.125% due 4/1/2020(3)	11,000,000	10,615,000

		10,615,000
Electric – 0.5%
GenOn Energy, Inc. Sr. Nt. 9.50% due 10/15/2018	8,185,000	8,348,700

		8,348,700
Food And Beverage – 0.6%
Post Holdings, Inc. 6.00% due 12/15/2022(2)	10,000,000	9,625,000

		9,625,000
Gaming – 2.0%
Boyd Gaming Corp. 6.875% due 5/15/2023	10,000,000	10,250,000
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	10,000,000	10,350,000

68	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Gaming (continued)
Pinnacle Entertainment, Inc. 7.50% due 4/15/2021	$2,235,000	$2,366,306
7.75% due 4/1/2022(3)	8,000,000	8,780,000

		31,746,306
Healthcare – 1.6%
ConvaTec Finance International S.A. Sr. Nt. 8.25% due 1/15/2019(2)(4)	5,100,000	5,010,750
Select Medical Corp. 6.375% due 6/1/2021	6,500,000	6,565,000
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	5,013,000	5,481,716
Sr. Sec. Nt. 3.786% due 6/15/2020(1)(2)	4,000,000	4,035,000
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	5,825,000	5,388,125

		26,480,591
Independent Energy – 2.1%
Comstock Resources, Inc. 7.75% due 4/1/2019	12,500,000	5,250,000
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(2)	7,000,000	5,862,500
Linn Energy LLC 6.50% due 5/15/2019	10,000,000	8,075,000
Northern Oil and Gas, Inc. Sr. Nt. 8.00% due 6/1/2020	8,250,000	7,507,500
Teine Energy Ltd. Sr. Nt. 6.875% due 9/30/2022(2)	8,500,000	8,202,500

		34,897,500
Insurance: Property - Casualty – 0.3%
A-S Co-Issuer Subsidiary, Inc. Sr. Nt. 7.875% due 12/15/2020(2)	5,000,000	5,275,000

		5,275,000
Leisure – 0.1%
WMG Acquisition Corp. 6.75% due 4/15/2022(2)	2,000,000	1,900,360

		1,900,360

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	69

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Retailers – 0.3%
99 Cents Only Stores LLC 11.00% due 12/15/2019	$5,625,000	$5,090,625

		5,090,625
Technology – 2.7%
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	14,457,000	11,927,025
Blue Coat Holdings, Inc. Sr. Nt. 8.375% due 6/1/2023(2)	10,500,000	10,683,750
Igloo Holdings Corp. Sr. Nt. 8.25% due 12/15/2017(2)(3)(4)	8,000,000	8,100,000
Infor U.S., Inc. 6.50% due 5/15/2022(2)	10,000,000	10,175,000
Interactive Data Corp. 5.875% due 4/15/2019(2)(3)	3,000,000	3,015,000

		43,900,775
Transportation Services – 0.4%
Navios Maritime Holdings, Inc. 8.125% due 2/15/2019	8,000,000	6,280,000

		6,280,000
Wireless – 1.2%
Sprint Corp. 7.625% due 2/15/2025	5,000,000	4,712,500
7.875% due 9/15/2023	15,000,000	14,629,500

		19,342,000
Wirelines – 1.5%
EarthLink Holdings Corp. 8.875% due 5/15/2019	5,025,000	5,238,563
Sr. Sec. Nt. 7.375% due 6/1/2020	3,250,000	3,380,000
Frontier Communications Corp. Sr. Nt. 6.875% due 1/15/2025	10,000,000	8,362,499
Windstream Services LLC 6.375% due 8/1/2023	10,000,000	8,137,500

		25,118,562
Total Corporate Bonds (Cost $274,778,394)		263,604,589

70	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Repurchase Agreements – 6.2%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $100,639,000, due 7/1/2015(5)	$100,639,000	$100,639,000
Total Repurchase Agreements (Cost $100,639,000)		100,639,000
Total Investments - 101.1% (Cost $1,682,454,273)		1,645,562,598
Other Liabilities, Net - (1.1)%		(17,119,595)
Total Net Assets - 100.0%		$1,628,443,003

(1)	Variable rate security. The rate shown is the rate in effect at June 30, 2015.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2015, the aggregate market value of these securities amounted to $129,146,055, representing 7.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(4)

Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of June 30, 2015, interest payments had been made in cash.

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.125%	1/31/2021	$102,656,348

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Senior Secured Loans	$—	$1,281,319,009	$—	$1,281,319,009

Corporate Bonds	—	263,604,589	—	263,604,589

Repurchase Agreements	—	100,639,000	—	100,639,000

Total	$—	$1,645,562,598	$—	$1,645,562,598

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	71

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 0.2%
FNMA 3.50% due 7/1/2043(1)	$165,881	$171,355

Total Agency Mortgage-Backed Securities (Cost $170,249)		171,355

	Principal Amount	Value
Asset-Backed Securities – 1.1%
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(2)	763,337	787,933

Total Asset-Backed Securities (Cost $763,338)		787,933

	Principal Amount	Value
Senior Secured Loans – 9.3%
Automotive – 1.0%
Navistar International Corp. Term Loan B 5.75% due 8/17/2017(3)	697,500	697,939

		697,939
Building Materials – 0.7%
Jeld-Wen, Inc. Term Loan B 5.25% due 10/15/2021(3)	497,500	498,435

		498,435
Consumer Products – 1.3%
Party City Holdings, Inc. Term Loan 4.00% due 7/27/2019(3)	972,712	970,436

		970,436
Environmental – 0.7%
Granite Acquisition, Inc. Term Loan B 5.00% due 12/19/2021(3)	476,533	481,289
Term Loan C 5.00% due 12/19/2021(3)	21,073	21,283

		502,572
Food And Beverage – 0.5%
H.J. Heinz Co. Term Loan B2 3.25% due 6/5/2020(3)	327,563	327,399

		327,399

72	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Gaming – 0.7%
Scientific Games International, Inc. 2014 Term Loan B2 6.00% due 10/1/2021(3)	$497,500	$496,943

		496,943
Healthcare – 2.7%
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(3)	962,849	965,256
Kindred Healthcare, Inc. New Term Loan 4.25% due 4/9/2021(3)	490,000	489,877
Select Medical Corp. Series E Term Loan B 3.751% due 6/1/2018(3)	482,770	481,361

		1,936,494
Oil Field Services – 1.1%
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(3)	982,500	799,097

		799,097
Retailers – 0.6%
Bass Pro Group LLC 2015 Term Loan 4.00% due 6/5/2020(3)	458,532	458,041

		458,041
Total Senior Secured Loans (Cost $6,854,135)		6,687,356

	Principal Amount	Value
Commercial Mortgage-Backed Securities – 8.7%
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(1)(3)	475,000	497,492
2007-PW16 AM 5.896% due 6/11/2040(1)(3)	450,000	481,918
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	605,000	629,650
2006-C5 AM 5.462% due 10/15/2049(1)	420,000	440,075
Credit Suisse Commercial Mortgage Trust 2006-C3 A3 6.00% due 6/15/2038(1)(3)	370,939	378,843

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	73

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(1)(2)	$462,651	$463,127
GS Mortgage Securities Trust 2006-GG8 AM 5.591% due 11/10/2039(1)	424,000	443,968
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.10% due 4/15/2045(1)(3)	500,000	518,073
2007-LD12 AM 6.208% due 2/15/2051(1)(3)	450,000	483,398
LB UBS Commercial Mortgage Trust 2006-C6 AM 5.413% due 9/15/2039(1)	450,000	470,129
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2 3.085% due 8/15/2046(1)	400,000	414,625
Morgan Stanley Capital I Trust 2006-HQ9 AM 5.773% due 7/12/2044(1)(3)	500,000	520,548
SBA Tower Trust 2.933% due 12/15/2042(1)(2)	500,000	507,382

Total Commercial Mortgage-Backed Securities (Cost $6,464,481)		6,249,228

	Principal Amount	Value
Corporate Bonds – 61.2%
Automotive – 1.4%
General Motors Financial Co., Inc. 2.625% due 7/10/2017(1)	500,000	505,441
3.25% due 5/15/2018(1)	500,000	511,372

		1,016,813
Banking – 15.1%
Ally Financial, Inc. 2.75% due 1/30/2017(1)	500,000	497,750
Bank of America Corp. Sr. Nt. 5.875% due 1/5/2021(1)	750,000	858,099
Sub. Nt. 4.25% due 10/22/2026(1)	400,000	391,841
BBVA Bancomer S.A./Grand Cayman Jr. Sub. Nt. 6.008% due 5/17/2022(1)(2)(3)	1,000,000	1,028,500

74	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

June 30, 2015 (unaudited)	Foreign Currency(4)	Principal Amount	Value
Banking (continued)
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(1)		$750,000	$807,868
First Horizon National Corp. Sr. Nt. 5.375% due 12/15/2015(1)		500,000	507,666
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(1)		750,000	836,038
Intesa Sanpaolo S.p.A. Sub. Nt. 5.017% due 6/26/2024(1)(2)		1,000,000	971,544
Lloyds Bank PLC 6.375% due 1/21/2021(1)		750,000	884,559
Morgan Stanley Sr. Nt. 5.50% due 7/28/2021(1)		950,000	1,071,685
PNC Funding Corp. 5.25% due 11/15/2015		500,000	508,169
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022(1)		500,000	538,391
Santander U.S. Debt SAU 3.781% due 10/7/2015(2)		895,000	901,186
The Goldman Sachs Group, Inc. Sr. Nt. 5.75% due 1/24/2022(1)		500,000	568,734
5.95% due 1/18/2018(1)		500,000	549,642

			10,921,672
Building Materials – 1.1%
Cemex S.A.B. de C.V. Sr. Sec. Nt. 6.50% due 12/10/2019(1)(2)		300,000	314,910
HeidelbergCement Finance Luxembourg S.A. 3.25% due 10/21/2020(1)	EUR	400,000	470,775

			785,685
Cable Satellite – 3.3%
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022		$500,000	485,000
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(2)		500,000	496,625
Comcast Corp. 6.50% due 11/15/2035(1)		500,000	622,116

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	75

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Cable Satellite (continued)
DIRECTV Holdings LLC 3.80% due 3/15/2022(1)	$250,000	$251,438
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019	225,000	244,125
Telesat LLC 6.00% due 5/15/2017(2)	300,000	304,875

		2,404,179
Chemicals – 0.8%
FMC Corp. Sr. Nt. 5.20% due 12/15/2019(1)	250,000	273,721
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	300,000	324,980

		598,701
Construction Machinery – 1.5%
Ashtead Capital, Inc. Sec. Nt. 6.50% due 7/15/2022(2)	500,000	530,000
United Rentals North America, Inc. 7.625% due 4/15/2022	500,000	541,250

		1,071,250
Electric – 2.1%
Calpine Corp. Sr. Nt. 5.375% due 1/15/2023	500,000	491,250
DPL, Inc. Sr. Nt. 7.25% due 10/15/2021(1)	500,000	527,500
EDP Finance B.V. Sr. Nt. 4.90% due 10/1/2019(1)(2)	500,000	520,642

		1,539,392
Energy - Integrated – 0.4%
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(1)	250,000	278,792

		278,792
Finance Companies – 2.8%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019(1)(2)	500,000	494,375
Aircastle Ltd. Sr. Nt. 6.25% due 12/1/2019(1)	500,000	541,850

76	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Finance Companies (continued)
CIT Group, Inc. Sr. Nt. 5.25% due 3/15/2018(1)	$480,000	$496,200
HSBC Finance Capital Trust IX 5.911% due 11/30/2035(1)(3)	500,000	502,775

		2,035,200
Food And Beverage – 0.7%
Constellation Brands, Inc. 4.25% due 5/1/2023(1)	500,000	492,500

		492,500
Gaming – 0.7%
MGM Resorts International 6.625% due 12/15/2021	500,000	522,500

		522,500
Government Related – 3.9%
Petrobras Global Finance B.V. 5.875% due 3/1/2018(1)	500,000	510,000
Petroleos Mexicanos 5.75% due 3/1/2018(1)	750,000	815,872
Sinopec Group Overseas Development Ltd. 1.75% due 4/10/2017(1)(2)	1,500,000	1,500,855

		2,826,727
Healthcare – 0.7%
HealthSouth Corp. 5.75% due 11/1/2024(1)	500,000	510,625

		510,625
Independent Energy – 2.6%
Anadarko Petroleum Corp. Sr. Nt. 6.95% due 6/15/2019(1)	250,000	290,395
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	250,000	237,500
Energy XXI Gulf Coast, Inc. Sec. Nt. 11.00% due 3/15/2020(2)	500,000	437,500
EV Energy Partners LP 8.00% due 4/15/2019	500,000	465,000
Harvest Operations Corp. 6.875% due 10/1/2017	500,000	461,250

		1,891,645

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	77

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Insurance: Property - Casualty – 0.8%
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019(1)	$500,000	$591,007

		591,007
Leisure – 0.4%
WMG Acquisition Corp. Sr. Sec. Nt. 6.00% due 1/15/2021(2)	270,000	275,400

		275,400
Lodging – 0.7%
Hilton Worldwide Finance LLC 5.625% due 10/15/2021	500,000	519,350

		519,350
Media - Entertainment – 3.7%
21st Century Fox America, Inc. 5.65% due 8/15/2020	250,000	285,519
Discovery Communications LLC 5.625% due 8/15/2019(1)	250,000	279,540
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024	500,000	513,750
Outfront Media Capital LLC 5.875% due 3/15/2025	500,000	517,500
Time Warner, Inc. 4.00% due 1/15/2022(1)	500,000	511,770
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(1)(2)	500,000	528,750

		2,636,829
Metals And Mining – 4.6%
Anglo American Capital PLC 2.625% due 9/27/2017(1)(2)	750,000	754,116
ArcelorMittal Sr. Nt. 4.50% due 8/5/2015(1)	1,000,000	1,000,310
Samarco Mineracao S.A. Sr. Nt. 5.75% due 10/24/2023(1)(2)	250,000	247,500
Steel Dynamics, Inc. 5.125% due 10/1/2021	500,000	501,000
United States Steel Corp. Sr. Nt. 6.05% due 6/1/2017(1)	750,000	780,000

		3,282,926

78	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Midstream – 3.3%
DCP Midstream LLC Sr. Nt. 5.375% due 10/15/2015(2)	$500,000	$500,000
Energy Transfer Partners LP Sr. Nt. 6.70% due 7/1/2018(1)	1,000,000	1,116,271
Regency Energy Partners LP 6.50% due 7/15/2021	250,000	263,437
Tesoro Logistics LP 6.125% due 10/15/2021	500,000	521,250

		2,400,958
Oil Field Services – 2.0%
Transocean, Inc. 3.00% due 10/15/2017(1)	800,000	776,000
Weatherford International Ltd. 5.50% due 2/15/2016(1)	625,000	638,374

		1,414,374
Paper – 0.4%
Georgia-Pacific LLC 5.40% due 11/1/2020(1)(2)	235,000	262,326

		262,326
Real Estate Investment Trust – 0.1%
Sabra Health Care LP 5.50% due 2/1/2021	80,000	82,800

		82,800
Refining – 0.8%
Calumet Specialty Products Partners LP 6.50% due 4/15/2021	300,000	295,500
Phillips 66 4.30% due 4/1/2022(1)	250,000	262,366

		557,866
Sovereign – 2.3%
Republic of Indonesia Sr. Nt. 5.875% due 3/13/2020(1)(2)	500,000	556,250
Republic of Panama Sr. Nt. 5.20% due 1/30/2020(1)	1,000,000	1,102,000

		1,658,250
Technology – 0.8%
First Data Corp. 12.625% due 1/15/2021	500,000	577,500

		577,500

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	79

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Wireless – 0.7%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	$500,000	$529,093

		529,093
Wirelines – 3.5%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038(1)	1,000,000	1,110,406
Frontier Communications Corp. Sr. Nt. 6.25% due 9/15/2021(1)	500,000	455,000
Telecom Italia Capital S.A. 5.25% due 10/1/2015	368,000	371,073
Verizon Communications, Inc. Sr. Nt. 6.55% due 9/15/2043(1)	500,000	584,877

		2,521,356
Total Corporate Bonds (Cost $43,956,955)		44,205,716

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities – 8.3%
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034(1)	177,289	191,031
Banc of America Mortgage Securities Trust 2003-J 2A2 2.829% due 11/25/2033(3)	233,147	233,028
Bear Stearns ALT-A Trust 2003-3 2A 2.609% due 10/25/2033(1)(3)	372,458	374,406
2004-4 A1 0.787% due 6/25/2034(1)(3)	399,555	382,539
Chase Mortgage Finance Trust 2005-S1 1A10 5.50% due 5/25/2035	14,323	14,464
2007-A1 2A1 2.642% due 2/25/2037(1)(3)	131,722	131,829
2007-A1 9A1 2.575% due 2/25/2037(1)(3)	140,814	139,451
Countrywide Home Loans Mortgage Pass-Through Trust 2004-5 2A9 5.25% due 5/25/2034(1)	272,043	281,392

80	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018(1)	$18,479	$18,876
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.427% due 6/25/2037(3)	523,717	435,893
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020(1)	87,271	89,306
Impac CMB Trust 2004-7 1A1 0.927% due 11/25/2034(1)(3)	366,243	347,423
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019(1)	61,182	61,925
2005-A1 6T1 2.594% due 2/25/2035(1)(3)	108,107	107,754
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.666% due 4/21/2034(1)(3)	186,389	187,601
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	46,220	47,649
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	25,653	26,082
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019(1)	54,820	56,275
RAAC Trust 2005-SP1 1A5 5.00% due 9/25/2034(1)	148,588	151,761
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	39,604	40,243
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.443% due 5/25/2034(1)(3)	310,071	310,024
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034(1)	123,984	125,589
2004-21XS 2A6A 4.74% due 12/25/2034(3)	6,985	7,129
Wells Fargo Mortgage Backed Securities Trust 2004-EE 2A1 2.695% due 12/25/2034(1)(3)	273,869	275,377

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	81

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2015 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
2004-O A1 2.62% due 8/25/2034(1)(3)	$199,620	$198,435
2004-R 2A1 2.617% due 9/25/2034(1)(3)	240,207	243,217
2004-W A9 2.617% due 11/25/2034(1)(3)	233,083	236,461
2004-Y 3A1 2.596% due 11/25/2034(1)(3)	371,937	375,094
2005-2 2A1 4.75% due 4/25/2020	76,620	78,649
2005-6 A4 5.50% due 8/25/2035(1)	122,058	127,136
2005-AR10 2A6 2.652% due 6/25/2035(1)(3)	185,815	187,056
2005-AR12 2A5 2.648% due 6/25/2035(1)(3)	203,508	208,088
2005-AR3 2A1 2.688% due 3/25/2035(1)(3)	315,680	317,688

Total Non-Agency Mortgage-Backed Securities (Cost $5,943,150)		6,008,871

	Principal Amount	Value
U.S. Government Securities – 6.1%
U.S. Treasury Bond 3.625% due 2/15/2044	4,000,000	4,397,848

Total U.S. Government Securities (Cost $4,509,599)		4,397,848

	Principal Amount	Value
Repurchase Agreements – 0.6%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $430,000, due 7/1/2015(5)	430,000	430,000
Total Repurchase Agreements (Cost $430,000)		430,000
Total Investments - 95.5% (Cost $69,091,907)		68,938,307
Other Assets, Net - 4.5%		3,230,468
Total Net Assets - 100.0%		$72,168,775

82	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

At June 30, 2015, the Fund had entered into the following forward currency exchange contracts:

Expiration Date (unaudited)	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation

9/16/2015	JPMorgan Chase Bank	USD	445,496	EUR	400,000	$(918)

Legend:

EUR – Euro

USD – U.S. Dollar

(1)	Securities are segregated to cover anticipated or existing derivative positions.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2015, the aggregate market value of these securities amounted to $12,383,796, representing 17.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2015.
(4)	See currency legend above.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.125%	1/31/2021	$440,102

The table below presents futures contracts as of June 30, 2015:

Description (unaudited)	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts

10 YR U.S. Treasury Note	Goldman Sachs & Co.	40	9/21/2015	$5,047	$(4,575)

At June 30, 2015, the Fund had entered into the following open option contracts:

Number of Contracts	Written Call Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation
30	30 YR U.S. Treasury Note, strike @ $157	August 2015	$39,739	$(33,282)	$6,457

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	83

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

The table below presents credit default swap contracts as of June 30, 2015:

Referenced Obligation (unaudited)	Counterparty	Currency	Notional Amount (000)	Fund Received Fixed Rate	Expiration Date	Value	Upfront Premiums Paid	Unrealized Depreciation
Protection sold

CDX North America High Yield Series 24 Index	Goldman Sachs & Co.	USD	$4,950	5.00%	6/20/2022	$307,956	$341,364	$(33,408)

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Agency Mortgage-Backed Securities	$—	$171,355	$—	$171,355

Asset-Backed Securities	—	787,933	—	787,933

Senior Secured Loans	—	6,687,356	—	6,687,356

Commercial Mortgage-Backed Securities	—	6,249,228	—	6,249,228

Corporate Bonds	—	44,205,716	—	44,205,716

Non-Agency Mortgage-Backed Securities	—	6,008,871	—	6,008,871

U.S. Government Securities	—	4,397,848	—	4,397,848

Repurchase Agreements	—	430,000	—	430,000
Other Financial Instruments:

Forward Currency Contracts	—	(918)	—	(918)

Financial Futures Contracts	(4,575)	—	—	(4,575)

Written Call Options	(33,282)	—	—	(33,282)

Credit Default Swaps	—	307,956	—	307,956

Total	$(37,857)	$69,245,345	$—	$69,207,488

84	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

www.rsinvestments.com	85

FINANCIAL INFORMATION

Statements of Assets and Liabilities As of June 30, 2015 (unaudited)	RS Investment Quality Bond	RS Low Duration Bond
Assets
Investments, at value	$86,886,164	$875,220,052
Cash	22,942	96,316
Cash deposits with brokers	148,300	612,577
Upfront payments paid on swap contracts	—	—
Receivable for investments sold	2,514,580	—
Dividends/interest receivable	707,266	3,957,088
Receivable for variation margin	442,063	15,894
Receivable for fund shares subscribed	23,400	1,669,791
Interest receivable for open swap contracts	—	—
Prepaid expenses	37,063	74,944

Total Assets	90,781,778	881,646,662

Liabilities
Payable for investments purchased	2,748,426	12,996,977
Payable for fund shares redeemed	300,494	2,468,386
Payable to adviser	20,236	323,019
Distributions payable	15,851	185,194
Payable to distributor	4,525	34,434
Accrued trustees’ fees	1,316	13,654
Written options, at value	—	—
Unrealized depreciation for open swap contracts	—	—
Unrealized depreciation for open forward currency contracts	—	—
Accrued expenses/other liabilities	73,101	374,095

Total Liabilities	3,163,949	16,395,759

Total Net Assets	$87,617,829	$865,250,903

Net Assets Consist of:
Paid-in capital	$84,879,136	$890,583,806
Distributions in excess of net investment income	—	(2,760)
Accumulated undistributed net investment income	36,593	—
Accumulated net realized gain/(loss) from investments, futures contracts, swap contracts, written options and foreign currency transactions	936,926	(18,868,210)
Net unrealized appreciation/(depreciation) on investments, futures contracts, swap contracts, written options and translation of assets and liabilities in foreign currencies	1,765,174	(6,461,933)

Total Net Assets	$87,617,829	$865,250,903

Investments, at Cost	$85,038,239	$882,156,887

Premiums Received for Written Options	$—	$—

Pricing of Shares
Net Assets:
Class A	$60,819,552	$331,501,799
Class C	13,141,900	165,336,736
Class K	7,249,301	4,480,095
Class Y	6,407,076	363,932,273
Shares of Beneficial Interest Outstanding with No Par Value:
Class A	6,104,339	32,940,124
Class C	1,319,350	16,428,148
Class K	726,638	445,130
Class Y	643,645	36,155,712
Net Asset Value Per Share:
Class A	$9.96	$10.06
Class C	9.96	10.06
Class K	9.98	10.06
Class Y	9.95	10.07
Sales Charge Class A (Load)	3.75%	2.25%
Maximum Offering Price Per Class A Share	$10.35	$10.29

86	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS High Yield	RS Tax-Exempt	RS High Income Municipal Bond	RS Floating Rate	RS Strategic Income

$88,137,385	$188,227,076	$123,165,631	$1,645,562,598	$68,938,307
125,002	3,237,256	1,641,678	8,563,436	386,686
—	—	—	—	86,563
—	—	—	—	341,364
1,746,350	1,631,387	1,971,000	21,838,375	1,473,750
1,365,376	2,255,691	1,511,185	8,292,866	782,080
—	—	—	—	465,954
42,686	125,467	326,647	2,895,973	23,119
—	—	—	—	6,160
38,593	31,212	25,834	80,385	28,822

91,455,392	195,508,089	128,641,975	1,687,233,633	72,532,805

2,801,500	4,263,336	3,927,333	49,868,125	—
465,351	362,001	1,510,775	5,908,328	113,035
28,629	60,325	33,628	805,219	20,037
222,075	79,821	75,396	1,240,373	102,752
6,497	9,531	6,345	82,885	3,593
1,487	3,089	1,673	29,094	1,090
—	—	—	—	33,282
—	—	—	—	33,408
—	—	—	—	918
71,928	109,816	69,213	856,606	55,915

3,597,467	4,887,919	5,624,363	58,790,630	364,030

$87,857,925	$190,620,170	$123,017,612	$1,628,443,003	$72,168,775

$95,143,106	$174,671,927	$119,538,774	$1,739,136,574	$73,381,626
—	—	—	(40,029)	(215,931)
—	18,778	126,264	—	—
(4,911,798)	1,384,142	(6,975,717)	(73,761,867)	(810,876)
(2,373,383)	14,545,323	10,328,291	(36,891,675)	(186,044)

$87,857,925	$190,620,170	$123,017,612	$1,628,443,003	$72,168,775

$90,510,768	$173,681,753	$112,837,340	$1,682,454,273	$69,091,907

$—	$—	$—	$—	$39,739

$30,877,055	$87,949,331	$49,644,359	$308,027,762	$41,690,835
25,959,886	47,609,233	33,963,990	524,926,422	13,450,679
20,736,565	—	—	2,315,299	3,614,356
10,284,419	55,061,606	39,409,263	793,173,520	13,412,905

4,705,929	8,248,451	4,609,429	31,350,280	4,169,858
3,949,665	4,466,249	3,153,736	53,388,934	1,339,297
3,150,478	—	—	235,607	359,631
1,575,230	5,166,247	3,658,545	80,680,239	1,348,862

$6.56	$10.66	$10.77	$9.83	$10.00
6.57	10.66	10.77	9.83	10.04
6.58	—	—	9.83	10.05
6.53	10.66	10.77	9.83	9.94
3.75%	3.75%	3.75%	2.25%	3.75%
$6.82	$11.08	$11.19	$10.06	$10.39

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	87

FINANCIAL INFORMATION

Statements of Operations For the Six-Month Period Ended June 30, 2015 (unaudited)	RS Investment Quality Bond	RS Low Duration Bond
Investment Income
Interest	$1,918,955	$11,270,409

Total Investment Income	1,918,955	11,270,409

Expenses
Investment advisory fees	240,801	2,017,764
Distribution fees	180,262	1,320,559
Transfer agent fees	65,270	519,008
Custodian fees	34,222	46,493
Registration fees	31,870	39,264
Professional fees	20,011	74,710
Administrative service fees	6,804	39,774
Shareholder reports	5,392	45,942
Trustees’ fees	2,985	29,126
Insurance expense	1,486	14,641
Other expenses	1,703	13,201

Total Expenses	590,806	4,160,482

Less: Fee waiver by adviser	(88,397)	—

Total Expenses, Net	502,409	4,160,482

Net Investment Income	1,416,546	7,109,927

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Transactions
Net realized gain/(loss) from investments	824,049	(1,128,256)
Net realized gain/(loss) from futures contracts	153,086	760,435
Net realized gain from swap contracts	—	—
Net realized gain from written options	17,692	—
Net realized gain from foreign currency transactions	—	—
Net change in unrealized appreciation/depreciation on investments	(1,844,329)	2,682,551
Net change in unrealized appreciation/depreciation on futures contracts	(125,111)	721,435
Net change in unrealized appreciation/depreciation on swap contracts	—	—
Net change in unrealized appreciation/depreciation on written options	(14,426)	—
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	—	—

Net Gain/(Loss) on Investments, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Transactions	(989,039)	3,036,165

Net Increase in Net Assets Resulting from Operations	$427,507	$10,146,092

88	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS High Yield	RS Tax-Exempt	RS High Income Municipal Bond	RS Floating Rate	RS Strategic Income

$3,281,632	$4,165,412	$2,915,909	$46,690,697	$1,587,141

3,281,632	4,165,412	2,915,909	46,690,697	1,587,141

277,822	516,704	306,013	5,547,058	227,283
242,499	368,450	239,121	3,170,465	134,832
60,279	118,903	66,032	1,027,975	40,164
28,098	23,148	18,062	73,364	28,891
31,620	24,724	25,499	50,276	31,188
19,851	26,692	20,679	175,873	18,862
6,859	11,152	7,316	75,761	6,065
5,289	11,237	5,865	104,729	5,500
3,007	6,689	3,685	57,285	2,386
1,280	3,227	1,301	33,154	968
1,676	3,635	2,115	191,880	2,205

678,280	1,114,561	695,688	10,507,820	498,344

(99,775)	(122,106)	(112,820)	(671,680)	(92,537)

578,505	992,455	582,868	9,836,140	405,807

2,703,127	3,172,957	2,333,041	36,854,557	1,181,334

(4,482,570)	4,150,473	624,221	(52,326,995)	(263,168)
—	—	—	—	(630,661)
—	—	—	—	11,745
—	—	—	—	125,795
—	—	—	—	90
5,193,856	(7,060,892)	(1,518,500)	53,226,989	60,879
—	—	—	—	55,523
—	—	—	—	(33,408)
—	—	—	—	6,457
—	—	—	—	63,008

711,286	(2,910,419)	(894,279)	899,994	(603,740)

$3,414,413	$262,538	$1,438,762	$37,754,551	$577,594

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	89

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS Investment Quality Bond

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment income	$1,416,546	$3,635,666
Net realized gain/(loss) from investments, futures contracts and written options	994,827	1,898,055
Net change in unrealized appreciation/depreciation on investments, futures contracts and written options	(1,983,866)	1,385,699

Net Increase/(Decrease) in Net Assets Resulting from Operations	427,507	6,919,420

Distributions to Shareholders
Net investment income
Class A	(1,025,732)	(2,126,426)
Class C	(162,291)	(231,334)
Class K	(103,778)	(187,788)
Class Y	(124,745)	(1,087,545)
Net realized gain on investments
Class A	(423,791)	(793,878)
Class C	(92,021)	(137,681)
Class K	(51,275)	(82,997)
Class Y	(46,979)	(353,654)

Total Distributions	(2,030,612)	(5,001,303)

Capital Share Transactions
Proceeds from sales of shares	9,517,030	33,687,455
Reinvestment of distributions	1,883,086	4,756,507
Cost of shares redeemed	(52,514,090)	(44,077,794)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(41,113,974)	(5,633,832)

Net Decrease in Net Assets	(42,717,079)	(3,715,715)

Net Assets
Beginning of period	130,334,908	134,050,623

End of period	$87,617,829	$130,334,908

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$—

Accumulated Undistributed Net Investment Income Included in Net Assets	$36,593	$36,593

Other Information:
Shares
Sold	931,158	3,289,005
Reinvested	185,774	465,759
Redeemed	(5,146,363)	(4,319,573)

Net Decrease	(4,029,431)	(564,809)

90	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Low Duration Bond		RS High Yield		RS Tax-Exempt

For the Six Months Ended 6/30/15	For the Year Ended 12/31/14	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

$7,109,927	$19,683,677	$2,703,127	$5,796,669	$3,172,957	$7,456,436
(367,821)	(5,381,276)	(4,482,570)	4,615,544	4,150,473	3,370,054
3,403,986	(4,784,927)	5,193,856	(11,916,020)	(7,060,892)	9,926,229

10,146,092	9,517,474	3,414,413	(1,503,807)	262,538	20,752,719

(2,789,544)	(8,452,714)	(987,497)	(2,349,581)	(1,538,189)	(4,029,538)
(762,532)	(2,251,755)	(721,863)	(1,598,990)	(607,467)	(1,311,389)
(26,922)	(71,680)	(601,329)	(1,211,764)	—	—
(3,526,674)	(8,908,117)	(392,438)	(636,334)	(1,027,301)	(2,115,509)

—	—	—	(1,684,942)	—	—
—	—	—	(1,380,773)	—	—
—	—	—	(1,030,003)	—	—
—	—	—	(636,984)	—	—

(7,105,672)	(19,684,266)	(2,703,127)	(10,529,371)	(3,172,957)	(7,456,436)

142,019,994	515,121,739	8,639,326	52,548,523	10,554,144	62,983,226
5,693,876	15,890,388	1,300,588	5,175,784	2,596,379	5,826,232
(263,562,405)	(868,952,225)	(19,851,726)	(61,194,764)	(50,424,714)	(131,269,989)

(115,848,535)	(337,940,098)	(9,911,812)	(3,470,457)	(37,274,191)	(62,460,531)

(112,808,115)	(348,106,890)	(9,200,526)	(15,503,635)	(40,184,610)	(49,164,248)

978,059,018	1,326,165,908	97,058,451	112,562,086	230,804,780	279,969,028

$865,250,903	$978,059,018	$87,857,925	$97,058,451	$190,620,170	$230,804,780

$(2,760)	$(7,015)	$—	$—	$—	$—

$—	$—	$—	$—	$18,778	$18,778

14,102,181	50,911,939	1,318,362	7,183,392	975,398	5,911,237
565,487	1,570,753	197,097	748,166	240,450	545,355
(26,184,949)	(85,908,693)	(3,014,754)	(8,437,417)	(4,659,372)	(12,319,056)

(11,517,281)	(33,426,001)	(1,499,295)	(505,859)	(3,443,524)	(5,862,464)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	91

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS High Income Municipal Bond

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment income	$2,333,041	$4,582,300
Net realized gain/(loss) from investments, futures contracts, swap contracts, written options and foreign currency transactions	624,221	692,586
Net change in unrealized appreciation/depreciation on investments, futures contracts, swap contracts, written options and translation of assets and liabilities in foreign currencies	(1,518,500)	8,308,884

Net Increase/(Decrease) in Net Assets Resulting from Operations	1,438,762	13,583,770

Distributions to Shareholders
Net investment income
Class A	(1,012,407)	(1,930,315)
Class C	(560,493)	(1,223,117)
Class K	—	—
Class Y	(760,141)	(1,424,565)
Net realized gain on investments
Class A	—	—
Class C	—	—
Class K	—	—
Class Y	—	—

Total Distributions	(2,333,041)	(4,577,997)

Capital Share Transactions
Proceeds from sales of shares	21,497,382	50,174,638
Reinvestment of distributions	1,868,379	3,855,895
Cost of shares redeemed	(20,420,599)	(60,007,112)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	2,945,162	(5,976,579)

Net Increase/(Decrease) in Net Assets	2,050,883	3,029,194

Net Assets
Beginning of period	120,966,729	117,937,535

End of period	$123,017,612	$120,966,729

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$—

Accumulated Undistributed Net Investment Income Included in Net Assets	$126,264	$126,264

Other Information:
Shares
Sold	1,972,339	4,758,659
Reinvested	171,588	366,206
Redeemed	(1,878,691)	(5,763,184)

Net Increase/(Decrease)	265,236	(638,319)

92	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Floating Rate		RS Strategic Income

For the Six Months Ended 6/30/15	For the Year Ended 12/31/14	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

$36,854,557	$100,681,771	$1,181,334	$2,462,659
(52,326,995)	1,500,796	(756,199)	756,390
53,226,989	(116,629,892)	152,459	(1,700,107)

37,754,551	(14,447,325)	577,594	1,518,942

(7,100,857)	(26,236,676)	(747,379)	(1,695,882)
(10,162,033)	(23,882,218)	(172,115)	(339,683)
(45,679)	(92,676)	(53,775)	(106,053)
(19,545,988)	(50,422,913)	(250,485)	(401,507)

—	—	(29,206)	(540,049)
—	—	(9,317)	(139,212)
—	—	(2,537)	(39,466)
—	—	(9,579)	(196,966)

(36,854,557)	(100,634,483)	(1,274,393)	(3,458,818)

228,909,243	1,034,431,466	5,002,443	33,177,286
28,856,947	75,872,578	623,130	1,760,088
(481,106,247)	(1,987,931,377)	(16,219,949)	(28,060,869)

(223,340,057)	(877,627,333)	(10,594,376)	6,876,505

(222,440,063)	(992,709,141)	(11,291,175)	4,936,629

1,850,883,066	2,843,592,207	83,459,950	78,523,321

$1,628,443,003	$1,850,883,066	$72,168,775	$83,459,950

$(40,029)	$(40,029)	$(215,931)	$(173,511)

$—	$—	$—	$—

23,028,290	100,422,129	494,670	3,192,598
2,907,997	7,404,349	61,614	170,766
(48,587,728)	(194,491,056)	(1,602,128)	(2,699,795)

(22,651,441)	(86,664,578)	(1,045,844)	663,569

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	93

FINANCIAL INFORMATION

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Investment Quality Bond Fund
Class A
Six Months Ended 6/30/15[1]	$10.16	$0.16	[2]	$(0.13)	$0.03	$(0.16)	$(0.07)
Year Ended 12/31/14	10.01	0.30		0.26	0.56	(0.30)	(0.11)
Year Ended 12/31/13	10.50	0.28		(0.45)	(0.17)	(0.28)	(0.04)
Year Ended 12/31/12	10.34	0.28		0.32	0.60	(0.28)	(0.16)
Year Ended 12/31/11	10.12	0.35		0.33	0.68	(0.35)	(0.11)
Year Ended 12/31/10	9.89	0.38		0.36	0.74	(0.38)	(0.13)

Class C
Six Months Ended 6/30/15[1]	$10.16	$0.11	[2]	$(0.13)	$(0.02)	$(0.11)	$(0.07)
Year Ended 12/31/14	10.01	0.22		0.26	0.48	(0.22)	(0.11)
Year Ended 12/31/13	10.50	0.20		(0.45)	(0.25)	(0.20)	(0.04)
Year Ended 12/31/12	10.34	0.20		0.32	0.52	(0.20)	(0.16)
Year Ended 12/31/11	10.11	0.28		0.34	0.62	(0.28)	(0.11)
Year Ended 12/31/10	9.89	0.30		0.35	0.65	(0.30)	(0.13)

Class K
Six Months Ended 6/30/15[1]	$10.18	$0.14	[2]	$(0.13)	$0.01	$(0.14)	$(0.07)
Year Ended 12/31/14	10.02	0.26		0.27	0.53	(0.26)	(0.11)
Year Ended 12/31/13	10.51	0.24		(0.45)	(0.21)	(0.24)	(0.04)
Year Ended 12/31/12	10.36	0.23		0.31	0.54	(0.23)	(0.16)
Year Ended 12/31/11	10.13	0.31		0.34	0.65	(0.31)	(0.11)
Year Ended 12/31/10	9.90	0.34		0.36	0.70	(0.34)	(0.13)

Class Y
Six Months Ended 6/30/15[1]	$10.17	$0.16	[2]	$(0.14)	$0.02	$(0.17)	$(0.07)
Year Ended 12/31/14	10.02	0.33		0.26	0.59	(0.33)	(0.11)
Year Ended 12/31/13	10.50	0.30		(0.44)	(0.14)	(0.30)	(0.04)
Year Ended 12/31/12	10.35	0.30		0.31	0.61	(0.30)	(0.16)
Year Ended 12/31/11	10.12	0.37		0.34	0.71	(0.37)	(0.11)
Year Ended 12/31/10	9.89	0.40		0.36	0.76	(0.40)	(0.13)

See notes to Financial Highlights on pages 106-107.

94	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.23)	$9.96	0.24%	$60,820	0.90%	1.10%	3.10%	2.90%	41%
(0.41)	10.16	5.67%	73,618	0.88%	1.05%	2.98%	2.81%	51%
(0.32)	10.01	(1.64)%	80,139	0.85%	1.01%	2.70%	2.54%	201%
(0.44)	10.50	5.85%	129,706	0.85%	0.99%	2.62%	2.48%	154%
(0.46)	10.34	6.87%	115,632	0.85%	0.98%	3.46%	3.33%	113%
(0.51)	10.12	7.55%	135,370	0.85%	1.04%	3.69%	3.50%	129%

$(0.18)	$9.96	(0.19)%	$13,142	1.77%	1.88%	2.24%	2.13%	41%
(0.33)	10.16	4.81%	15,377	1.71%	1.88%	2.16%	1.99%	51%
(0.24)	10.01	(2.37)%	12,057	1.60%	1.81%	1.92%	1.71%	201%
(0.36)	10.50	5.06%	27,040	1.60%	1.79%	1.83%	1.64%	154%
(0.39)	10.34	6.17%	15,482	1.60%	1.84%	2.60%	2.36%	113%
(0.43)	10.11	6.64%	7,270	1.60%	1.80%	2.97%	2.77%	129%

$(0.21)	$9.98	0.05%	$7,249	1.30%	1.50%	2.70%	2.50%	41%
(0.37)	10.18	5.36%	7,821	1.28%	1.46%	2.57%	2.39%	51%
(0.28)	10.02	(2.02)%	7,287	1.25%	1.41%	2.32%	2.16%	201%
(0.39)	10.51	5.33%	9,291	1.25%	1.44%	2.23%	2.04%	154%
(0.42)	10.36	6.55%	10,471	1.25%	1.50%	3.04%	2.79%	113%
(0.47)	10.13	7.12%	10,104	1.25%	1.50%	3.34%	3.09%	129%

$(0.24)	$9.95	0.13%	$6,407	0.66%	0.86%	3.14%	2.94%	41%
(0.44)	10.17	5.91%	33,519	0.66%	0.78%	3.20%	3.08%	51%
(0.34)	10.02	(1.35)%	34,568	0.66%	0.72%	2.89%	2.83%	201%
(0.46)	10.50	5.95%	58,511	0.66%	0.74%	2.80%	2.72%	154%
(0.48)	10.35	7.18%	51,026	0.66%	0.68%	3.39%	3.37%	113%
(0.53)	10.12	7.75%	1,849	0.66%	0.76%	3.85%	3.75%	129%

See notes to Financial Highlights on pages 106-107.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	95

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Low Duration Bond Fund
Class A
Six Months Ended 6/30/15[1]	$10.03	$0.08	[2]	$0.03	$0.11	$(0.08)	$—
Year Ended 12/31/14	10.13	0.18		(0.10)	0.08	(0.18)	—
Year Ended 12/31/13	10.32	0.18		(0.19)	(0.01)	(0.18)	—	[5]
Year Ended 12/31/12	10.21	0.20		0.11	0.31	(0.20)	—	[5]
Year Ended 12/31/11	10.28	0.24		(0.06)	0.18	(0.24)	(0.01)
Year Ended 12/31/10	10.17	0.28		0.14	0.42	(0.28)	(0.03)

Class C
Six Months Ended 6/30/15[1]	$10.03	$0.04	[2]	$0.03	$0.07	$(0.04)	$—
Year Ended 12/31/14	10.13	0.10		(0.10)	0.00	(0.10)	—
Year Ended 12/31/13	10.32	0.10		(0.19)	(0.09)	(0.10)	—	[5]
Year Ended 12/31/12	10.21	0.12		0.11	0.23	(0.12)	—	[5]
Year Ended 12/31/11	10.28	0.16		(0.06)	0.10	(0.16)	(0.01)
Year Ended 12/31/10	10.17	0.21		0.14	0.35	(0.21)	(0.03)

Class K
Six Months Ended 6/30/15[1]	$10.03	$0.06	[2]	$0.03	$0.09	$(0.06)	$—
Year Ended 12/31/14	10.13	0.13		(0.10)	0.03	(0.13)	—
Year Ended 12/31/13	10.32	0.14		(0.19)	(0.05)	(0.14)	—	[5]
Year Ended 12/31/12	10.21	0.15		0.11	0.26	(0.15)	—	[5]
Year Ended 12/31/11	10.28	0.20		(0.06)	0.14	(0.20)	(0.01)
Year Ended 12/31/10	10.17	0.24		0.14	0.38	(0.24)	(0.03)

Class Y
Six Months Ended 6/30/15[1]	$10.03	$0.09	[2]	$0.04	$0.13	$(0.09)	$—
Year Ended 12/31/14	10.13	0.20		(0.10)	0.10	(0.20)	—
Year Ended 12/31/13	10.32	0.20		(0.19)	0.01	(0.20)	—	[5]
Year Ended 12/31/12	10.21	0.22		0.11	0.33	(0.22)	—	[5]
Year Ended 12/31/11	10.28	0.26		(0.06)	0.20	(0.26)	(0.01)
Year Ended 12/31/10	10.17	0.30		0.14	0.44	(0.30)	(0.03)

See notes to Financial Highlights on pages 106-107.

96	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.08)	$10.06	1.11%		$331,502	0.88%	0.88%	1.63%	1.63%	20%
(0.18)	10.03	0.74%		373,706	0.90%	0.90%	1.75%	1.75%	38%
(0.18)	10.13	(0.07)%		580,942	0.83%	0.84%	1.76%	1.75%	74%
(0.20)	10.32	3.06%		818,462	0.80%	0.84%	1.88%	1.84%	64%
(0.25)	10.21	1.68%		665,196	0.80%	0.86%	2.26%	2.20%	76%
(0.31)	10.28	4.15%		408,167	0.80%	0.93%	2.68%	2.55%	121%

$(0.04)	$10.06	0.73%		$165,337	1.65%	1.65%	0.87%	0.87%	20%
(0.10)	10.03	0.00%	[6]	191,970	1.64%	1.64%	1.00%	1.00%	38%
(0.10)	10.13	(0.85)%		268,237	1.61%	1.63%	0.98%	0.96%	74%
(0.12)	10.32	2.29%		334,753	1.55%	1.62%	1.12%	1.05%	64%
(0.17)	10.21	0.93%		236,987	1.55%	1.61%	1.52%	1.46%	76%
(0.24)	10.28	3.38%		144,393	1.55%	1.67%	1.92%	1.80%	121%

$(0.06)	$10.06	0.88%		$4,480	1.34%	1.34%	1.17%	1.17%	20%
(0.13)	10.03	0.31%		5,001	1.33%	1.33%	1.31%	1.31%	38%
(0.14)	10.13	(0.50)%		5,894	1.26%	1.30%	1.34%	1.30%	74%
(0.15)	10.32	2.65%		7,238	1.20%	1.33%	1.46%	1.33%	64%
(0.21)	10.21	1.28%		5,551	1.20%	1.36%	1.88%	1.72%	76%
(0.27)	10.28	3.75%		4,139	1.20%	1.41%	2.32%	2.11%	121%

$(0.09)	$10.07	1.34%		$363,932	0.63%	0.63%	1.89%	1.89%	20%
(0.20)	10.03	1.04%		407,382	0.61%	0.61%	2.02%	2.02%	38%
(0.20)	10.13	0.15%		471,093	0.61%	0.61%	1.98%	1.98%	74%
(0.22)	10.32	3.27%		633,868	0.61%	0.61%	2.03%	2.03%	64%
(0.27)	10.21	1.89%		312,680	0.60%	0.60%	2.43%	2.43%	76%
(0.33)	10.28	4.36%		104,784	0.62%	0.62%	2.83%	2.83%	121%

See notes to Financial Highlights on pages 106-107.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	97

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS High Yield Fund
Class A
Six Months Ended 6/30/15[1]	$6.52	$0.20	[2]	$0.04	$0.24	$(0.20)	$—
Year Ended 12/31/14	7.31	0.41		(0.47)	(0.06)	(0.41)	(0.32)
Year Ended 12/31/13	7.25	0.43		0.07	0.50	(0.44)	—
Year Ended 12/31/12	6.75	0.45		0.50	0.95	(0.45)	—
Year Ended 12/31/11	6.93	0.49		(0.18)	0.31	(0.49)	—
Year Ended 12/31/10	6.59	0.52		0.34	0.86	(0.52)	—

Class C
Six Months Ended 6/30/15[1]	$6.53	$0.18	[2]	$0.04	$0.22	$(0.18)	$—
Year Ended 12/31/14	7.32	0.36		(0.47)	(0.11)	(0.36)	(0.32)
Year Ended 12/31/13	7.25	0.36		0.07	0.43	(0.36)	—
Year Ended 12/31/12	6.74	0.39		0.51	0.90	(0.39)	—
Year Ended 12/31/11	6.93	0.44		(0.19)	0.25	(0.44)	—
Year Ended 12/31/10	6.58	0.47		0.35	0.82	(0.47)	—

Class K
Six Months Ended 6/30/15[1]	$6.54	$0.19	[2]	$0.04	$0.23	$(0.19)	$—
Year Ended 12/31/14	7.33	0.38		(0.47)	(0.09)	(0.38)	(0.32)
Year Ended 12/31/13	7.25	0.39		0.08	0.47	(0.39)	—
Year Ended 12/31/12	6.75	0.42		0.50	0.92	(0.42)	—
Year Ended 12/31/11	6.93	0.46		(0.18)	0.28	(0.46)	—
Year Ended 12/31/10	6.59	0.49		0.34	0.83	(0.49)	—

Class Y
Six Months Ended 6/30/15[1]	$6.49	$0.21	[2]	$0.04	$0.25	$(0.21)	$—
Year Ended 12/31/14	7.27	0.44		(0.48)	(0.04)	(0.42)	(0.32)
Year Ended 12/31/13	7.24	0.43		0.07	0.50	(0.47)	—
Year Ended 12/31/12	6.74	0.46		0.50	0.96	(0.46)	—
Year Ended 12/31/11	6.92	0.50		(0.18)	0.32	(0.50)	—
Year Ended 12/31/10	6.58	0.53		0.34	0.87	(0.53)	—

See notes to Financial Highlights on pages 106-107.

98	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.20)	$6.56	3.69%	$30,877	1.00%	1.21%	6.08%	5.87%	103%
(0.73)	6.52	(1.01)%	34,339	0.98%	1.16%	5.52%	5.34%	221%
(0.44)	7.31	7.05%	42,329	0.95%	1.11%	5.72%	5.56%	96%
(0.45)	7.25	14.43%	64,916	0.92%	1.12%	6.36%	6.16%	103%
(0.49)	6.75	4.56%	68,517	0.85%	1.11%	7.10%	6.84%	101%
(0.52)	6.93	13.54%	72,025	0.85%	1.14%	7.67%	7.38%	108%

$(0.18)	$6.57	3.33%	$25,960	1.70%	1.95%	5.39%	5.14%	103%
(0.68)	6.53	(1.70)%	27,780	1.70%	1.90%	4.85%	4.65%	221%
(0.36)	7.32	6.10%	37,733	1.70%	1.87%	4.97%	4.80%	96%
(0.39)	7.25	13.75%	34,998	1.67%	1.88%	5.60%	5.39%	103%
(0.44)	6.74	3.62%	27,882	1.60%	1.88%	6.34%	6.06%	101%
(0.47)	6.93	12.88%	25,102	1.60%	1.92%	6.92%	6.60%	108%

$(0.19)	$6.58	3.51%	$20,737	1.35%	1.56%	5.74%	5.53%	103%
(0.70)	6.54	(1.35)%	21,109	1.35%	1.52%	5.20%	5.03%	221%
(0.39)	7.33	6.62%	23,036	1.35%	1.49%	5.32%	5.18%	96%
(0.42)	7.25	13.98%	22,003	1.32%	1.52%	5.96%	5.76%	103%
(0.46)	6.75	4.15%	18,961	1.25%	1.54%	6.71%	6.42%	101%
(0.49)	6.93	13.09%	18,710	1.25%	1.58%	7.29%	6.96%	108%

$(0.21)	$6.53	3.81%	$10,284	0.76%	0.93%	6.32%	6.15%	103%
(0.74)	6.49	(0.63)%	13,830	0.76%	0.90%	5.90%	5.76%	221%
(0.47)	7.27	7.14%	9,464	0.76%	0.85%	5.88%	5.79%	96%
(0.46)	7.24	14.66%	11,271	0.73%	0.91%	6.52%	6.34%	103%
(0.50)	6.74	4.75%	7,418	0.66%	0.88%	7.30%	7.08%	101%
(0.53)	6.92	13.77%	4,678	0.66%	0.88%	7.89%	7.67%	108%

See notes to Financial Highlights on pages 106-107.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	99

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Tax-Exempt Fund
Class A
Six Months Ended 6/30/15[1]	$10.83	$0.17	[2]	$(0.17)	$—	$(0.17)	$—
Year Ended 12/31/14	10.30	0.33		0.53	0.86	(0.33)	—
Year Ended 12/31/13	11.13	0.31		(0.83)	(0.52)	(0.31)	—	[5]
Year Ended 12/31/12	10.69	0.32		0.44	0.76	(0.32)	—
Year Ended 12/31/11	9.95	0.34		0.74	1.08	(0.34)	—
Year Ended 12/31/10	10.19	0.37		(0.24)	0.13	(0.37)	—

Class C
Six Months Ended 6/30/15[1]	$10.82	$0.13	[2]	$(0.16)	$(0.03)	$(0.13)	$—
Year Ended 12/31/14	10.30	0.24		0.52	0.76	(0.24)	—
Year Ended 12/31/13	11.12	0.23		(0.82)	(0.59)	(0.23)	—	[5]
Year Ended 12/31/12	10.69	0.23		0.43	0.66	(0.23)	—
Year Ended 12/31/11	9.95	0.26		0.74	1.00	(0.26)	—
Year Ended 12/31/10	10.18	0.29		(0.23)	0.06	(0.29)	—

Class Y
Six Months Ended 6/30/15[1]	$10.82	$0.18	[2]	$(0.16)	$0.02	$(0.18)	$—
Year Ended 12/31/14	10.29	0.34		0.53	0.87	(0.34)	—
Year Ended 12/31/13	11.12	0.33		(0.83)	(0.50)	(0.33)	—	[5]
Year Ended 12/31/12	10.68	0.34		0.44	0.78	(0.34)	—
Year Ended 12/31/11	9.95	0.36		0.73	1.09	(0.36)	—
Year Ended 12/31/10	10.18	0.39		(0.23)	0.16	(0.39)	—

See notes to Financial Highlights on pages 106-107.

100	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.17)	$10.66	0.02%	$87,949	0.80%	0.96%	3.23%	3.07%	16%
(0.33)	10.83	8.39%	102,716	0.80%	0.96%	3.05%	2.89%	14%
(0.31)	10.30	(4.67)%	152,992	0.80%	0.93%	2.92%	2.79%	26%
(0.32)	11.13	7.19%	275,881	0.80%	0.91%	2.91%	2.80%	15%
(0.34)	10.69	11.11%	258,848	0.80%	0.90%	3.33%	3.23%	17%
(0.37)	9.95	1.21%	161,531	0.82%	0.96%	3.58%	3.44%	22%

$(0.13)	$10.66	(0.28)%	$47,609	1.60%	1.75%	2.44%	2.29%	16%
(0.24)	10.82	7.44%	53,042	1.60%	1.72%	2.26%	2.14%	14%
(0.23)	10.30	(5.35)%	64,061	1.60%	1.69%	2.12%	2.03%	26%
(0.23)	11.12	6.24%	107,073	1.60%	1.69%	2.10%	2.01%	15%
(0.26)	10.69	10.22%	79,106	1.60%	1.67%	2.55%	2.48%	17%
(0.29)	9.95	0.52%	62,692	1.60%	1.72%	2.78%	2.66%	22%

$(0.18)	$10.66	0.17%	$55,062	0.69%	0.72%	3.33%	3.30%	16%
(0.34)	10.82	8.53%	75,047	0.69%	0.69%	3.18%	3.18%	14%
(0.33)	10.29	(4.57)%	62,916	0.69%	0.69%	3.03%	3.03%	26%
(0.34)	11.12	7.34%	110,209	0.67%	0.67%	3.03%	3.03%	15%
(0.36)	10.68	11.14%	75,837	0.68%	0.68%	3.42%	3.42%	17%
(0.39)	9.95	1.47%	41,376	0.67%	0.67%	3.71%	3.71%	22%

See notes to Financial Highlights on pages 106-107.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	101

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS High Income Municipal Bond Fund
Class A
Six Months Ended 6/30/15[1]	$10.84	$0.21	[2]	$(0.07)	$0.14	$(0.21)	$—
Year Ended 12/31/14	10.00	0.45		0.84	1.29	(0.45)	—
Year Ended 12/31/13	11.19	0.45		(1.19)	(0.74)	(0.45)	—
Year Ended 12/31/12	10.55	0.44		0.64	1.08	(0.44)	—
Year Ended 12/31/11	9.95	0.52		0.60	1.12	(0.52)	—
Year Ended 12/31/10	10.07	0.59		(0.11)	0.48	(0.59)	(0.01)

Class C
Six Months Ended 6/30/15[1]	$10.84	$0.17	[2]	$(0.07)	$0.10	$(0.17)	$—
Year Ended 12/31/14	10.00	0.37		0.84	1.21	(0.37)	—
Year Ended 12/31/13	11.19	0.37		(1.19)	(0.82)	(0.37)	—
Year Ended 12/31/12	10.55	0.35		0.64	0.99	(0.35)	—
Year Ended 12/31/11	9.95	0.46		0.60	1.06	(0.46)	—
Year Ended 12/31/10	10.07	0.57		(0.11)	0.46	(0.57)	(0.01)

Class Y
Six Months Ended 6/30/15[1]	$10.84	$0.23	[2]	$(0.07)	$0.16	$(0.23)	$—
Year Ended 12/31/14	10.00	0.47		0.84	1.31	(0.47)	—
Year Ended 12/31/13	11.19	0.47		(1.19)	(0.72)	(0.47)	—
Year Ended 12/31/12	10.55	0.46		0.64	1.10	(0.46)	—
Year Ended 12/31/11	9.95	0.54		0.60	1.14	(0.54)	—
Year Ended 12/31/10	10.07	0.59		(0.11)	0.48	(0.59)	(0.01)

See notes to Financial Highlights on pages 106-107.

102	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.21)	$10.77	1.32%	$49,645	0.80%	0.99%	3.97%	3.78%	28%
(0.45)	10.84	13.09%	50,341	0.78%	1.02%	4.26%	4.02%	25%
(0.45)	10.00	(6.74)%	54,603	0.73%	0.95%	4.17%	3.95%	19%
(0.44)	11.19	10.32%	137,734	0.68%	0.92%	3.89%	3.65%	17%
(0.52)	10.55	11.68%	99,686	0.51%	0.96%	5.11%	4.66%	20%
(0.60)	9.95	4.74%	72,924	0.12%	1.20%	5.64%	4.56%	41%

$(0.17)	$10.77	0.94%	$33,964	1.57%	1.77%	3.20%	3.00%	28%
(0.37)	10.84	12.22%	35,996	1.55%	1.77%	3.50%	3.28%	25%
(0.37)	10.00	(7.47)%	36,049	1.52%	1.73%	3.40%	3.19%	19%
(0.35)	11.19	9.46%	68,925	1.48%	1.72%	3.08%	2.84%	17%
(0.46)	10.55	10.94%	34,428	1.21%	1.74%	4.41%	3.88%	20%
(0.58)	9.95	4.55%	20,104	0.34%	1.94%	5.36%	3.76%	41%

$(0.23)	$10.77	1.44%	$39,409	0.57%	0.73%	4.19%	4.03%	28%
(0.47)	10.84	13.37%	34,630	0.54%	0.73%	4.49%	4.30%	25%
(0.47)	10.00	(6.54)%	27,286	0.50%	0.71%	4.39%	4.18%	19%
(0.46)	11.19	10.59%	73,511	0.44%	0.68%	4.11%	3.88%	17%
(0.54)	10.55	11.89%	36,526	0.30%	0.67%	5.25%	4.88%	20%
(0.60)	9.95	4.76%	10,731	0.10%	0.87%	5.66%	4.89%	41%

See notes to Financial Highlights on pages 106-107.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	103

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Floating Rate Fund
Class A
Six Months Ended 6/30/15[1]	$9.82	$0.22	[2]	$0.01	$0.23	$(0.22)	$—
Year Ended 12/31/14	10.34	0.42		(0.52)	(0.10)	(0.42)	—
Year Ended 12/31/13	10.27	0.44		0.07	0.51	(0.44)	—
Year Ended 12/31/12	9.85	0.54		0.42	0.96	(0.54)	—
Year Ended 12/31/11	10.30	0.54		(0.44)	0.10	(0.54)	(0.01)
Year Ended 12/31/10	10.03	0.52		0.30	0.82	(0.52)	(0.03)

Class C
Six Months Ended 6/30/15[1]	$9.83	$0.18	[2]	$— [5]	$0.18	$(0.18)	$—
Year Ended 12/31/14	10.34	0.34		(0.51)	(0.17)	(0.34)	—
Year Ended 12/31/13	10.27	0.36		0.07	0.43	(0.36)	—
Year Ended 12/31/12	9.86	0.46		0.41	0.87	(0.46)	—
Year Ended 12/31/11	10.31	0.48		(0.44)	0.04	(0.48)	(0.01)
Year Ended 12/31/10	10.04	0.51		0.30	0.81	(0.51)	(0.03)

Class K
Six Months Ended 6/30/15[1]	$9.83	$0.19	[2]	$— [5]	$0.19	$(0.19)	$—
Year Ended 12/31/14	10.34	0.36		(0.51)	(0.15)	(0.36)	—
Year Ended 12/31/13	10.26	0.40		0.08	0.48	(0.40)	—
Year Ended 12/31/12	9.85	0.49		0.41	0.90	(0.49)	—
Year Ended 12/31/11	10.31	0.50		(0.45)	0.05	(0.50)	(0.01)
Year Ended 12/31/10	10.04	0.52		0.30	0.82	(0.52)	(0.03)

Class Y
Six Months Ended 6/30/15[1]	$9.83	$0.23	[2]	$— [5]	$0.23	$(0.23)	$—
Year Ended 12/31/14	10.34	0.44		(0.51)	(0.07)	(0.44)	—
Year Ended 12/31/13	10.27	0.47		0.07	0.54	(0.47)	—
Year Ended 12/31/12	9.86	0.56		0.41	0.97	(0.56)	—
Year Ended 12/31/11	10.30	0.56		(0.43)	0.13	(0.56)	(0.01)
Year Ended 12/31/10	10.04	0.52		0.29	0.81	(0.52)	(0.03)

See notes to Financial Highlights on pages 106-107.

104	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.22)	$9.83	2.34%	$308,028	1.00%	1.10%	4.47%	4.37%	20%
(0.42)	9.82	(1.09)%	335,081	0.99%	1.08%	4.02%	3.93%	39%
(0.44)	10.34	5.10%	854,291	0.94%	1.06%	4.29%	4.17%	30%
(0.54)	10.27	9.96%	771,638	0.79%	1.05%	5.27%	5.01%	52%
(0.55)	9.85	1.02%	458,208	0.50%	1.07%	5.33%	4.76%	87%
(0.55)	10.30	8.37%	373,238	0.07%	1.24%	5.22%	4.05%	64%

$(0.18)	$9.83	1.84%	$524,926	1.80%	1.88%	3.67%	3.59%	20%
(0.34)	9.83	(1.76)%	585,818	1.79%	1.85%	3.28%	3.22%	39%
(0.36)	10.34	4.27%	800,072	1.73%	1.85%	3.48%	3.36%	30%
(0.46)	10.27	8.98%	599,026	1.58%	1.84%	4.50%	4.24%	52%
(0.49)	9.86	0.38%	407,389	1.20%	1.82%	4.72%	4.10%	87%
(0.54)	10.31	8.25%	159,695	0.24%	2.02%	5.12%	3.34%	64%

$(0.19)	$9.83	1.96%	$2,315	1.56%	1.58%	3.92%	3.90%	20%
(0.36)	9.83	(1.50)%	2,340	1.55%	1.58%	3.52%	3.49%	39%
(0.40)	10.34	4.72%	2,773	1.38%	1.50%	3.85%	3.73%	30%
(0.49)	10.26	9.31%	4,285	1.26%	1.52%	4.82%	4.56%	52%
(0.51)	9.85	0.52%	3,627	0.90%	1.57%	4.96%	4.29%	87%
(0.55)	10.31	8.33%	2,918	0.08%	1.62%	5.13%	3.59%	64%

$(0.23)	$9.83	2.35%	$793,174	0.78%	0.85%	4.69%	4.62%	20%
(0.44)	9.83	(0.75)%	927,644	0.77%	0.82%	4.31%	4.26%	39%
(0.47)	10.34	5.34%	1,186,456	0.72%	0.83%	4.47%	4.36%	30%
(0.56)	10.27	10.08%	568,316	0.60%	0.86%	5.46%	5.20%	52%
(0.57)	9.86	1.30%	283,393	0.31%	0.82%	5.54%	5.03%	87%
(0.55)	10.30	8.28%	120,289	0.08%	1.00%	5.30%	4.38%	64%

See notes to Financial Highlights on pages 106-107.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	105

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Strategic Income Fund
Class A
Six Months Ended 6/30/15[1]	$10.10	$0.16	[2]	$(0.08)	$0.08	$(0.17)	$(0.01)
Year Ended 12/31/14	10.33	0.31		(0.10)	0.21	(0.33)	(0.11)
Year Ended 12/31/13	10.64	0.35		(0.28)	0.07	(0.38)	— [5]
Year Ended 12/31/12	10.29	0.40		0.48	0.88	(0.40)	(0.13)
Year Ended 12/31/11	10.30	0.49		0.08	0.57	(0.52)	(0.06)
Year Ended 12/31/10	9.96	0.53		0.35	0.88	(0.53)	(0.01)

Class C
Six Months Ended 6/30/15[1]	$10.15	$0.12	[2]	$(0.09)	$0.03	$(0.13)	$(0.01)
Year Ended 12/31/14	10.38	0.24		(0.11)	0.13	(0.25)	(0.11)
Year Ended 12/31/13	10.66	0.27		(0.28)	(0.01)	(0.27)	— [5]
Year Ended 12/31/12	10.31	0.30		0.49	0.79	(0.31)	(0.13)
Year Ended 12/31/11	10.30	0.41		0.09	0.50	(0.43)	(0.06)
Year Ended 12/31/10	9.96	0.53		0.34	0.87	(0.52)	(0.01)

Class K
Six Months Ended 6/30/15[1]	$10.16	$0.14	[2]	$(0.09)	$0.05	$(0.15)	$(0.01)
Year Ended 12/31/14	10.38	0.28		(0.10)	0.18	(0.29)	(0.11)
Year Ended 12/31/13	10.67	0.30		(0.28)	0.02	(0.31)	— [5]
Year Ended 12/31/12	10.32	0.34		0.49	0.83	(0.35)	(0.13)
Year Ended 12/31/11	10.30	0.45		0.08	0.53	(0.45)	(0.06)
Year Ended 12/31/10	9.96	0.53		0.35	0.88	(0.53)	(0.01)

Class Y
Six Months Ended 6/30/15[1]	$10.05	$0.17	[2]	$(0.09)	$0.08	$(0.18)	$(0.01)
Year Ended 12/31/14	10.27	0.36		(0.12)	0.24	(0.35)	(0.11)
Year Ended 12/31/13	10.62	0.38		(0.29)	0.09	(0.44)	— [5]
Year Ended 12/31/12	10.27	0.42		0.48	0.90	(0.42)	(0.13)
Year Ended 12/31/11	10.30	0.51		0.07	0.58	(0.55)	(0.06)
Year Ended 12/31/10	9.96	0.54		0.34	0.88	(0.53)	(0.01)

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods of less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

106	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[4]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.18)	$10.00	0.74%	$41,691	0.95%	1.19%	3.24%	3.00%	9%
(0.44)	10.10	2.03%	48,790	0.92%	1.14%	3.08%	2.86%	87%
(0.38)	10.33	0.71%	53,615	0.81%	1.18%	3.40%	3.03%	133%
(0.53)	10.64	8.67%	84,372	0.72%	1.16%	3.74%	3.30%	157%
(0.58)	10.29	5.66%	66,131	0.50%	1.18%	4.73%	4.05%	79%
(0.54)	10.30	8.93%	52,362	0.12%	1.41%	5.14%	3.85%	51%

$(0.14)	$10.04	0.25%	$13,451	1.74%	2.00%	2.44%	2.18%	9%
(0.36)	10.15	1.23%	12,974	1.70%	1.96%	2.29%	2.03%	87%
(0.27)	10.38	(0.03)%	12,691	1.64%	1.99%	2.58%	2.23%	133%
(0.44)	10.66	7.78%	13,106	1.54%	1.97%	2.91%	2.48%	157%
(0.49)	10.31	4.94%	9,193	1.20%	2.01%	4.02%	3.21%	79%
(0.53)	10.30	8.89%	4,873	0.12%	2.19%	5.14%	3.07%	51%

$(0.16)	$10.05	0.44%	$3,614	1.34%	1.64%	2.84%	2.54%	9%
(0.40)	10.16	1.72%	3,661	1.31%	1.57%	2.69%	2.43%	87%
(0.31)	10.38	0.27%	3,806	1.25%	1.59%	2.97%	2.63%	133%
(0.48)	10.67	8.17%	3,085	1.16%	1.60%	3.32%	2.88%	157%
(0.51)	10.32	5.31%	2,595	0.83%	1.65%	4.41%	3.59%	79%
(0.54)	10.30	8.93%	2,298	0.12%	1.78%	5.15%	3.49%	51%

$(0.19)	$9.94	0.73%	$13,413	0.74%	0.96%	3.44%	3.22%	9%
(0.46)	10.05	2.34%	18,035	0.71%	0.87%	3.28%	3.12%	87%
(0.44)	10.27	0.88%	8,411	0.57%	0.91%	3.62%	3.28%	133%
(0.55)	10.62	8.93%	9,143	0.50%	0.90%	3.91%	3.51%	157%
(0.61)	10.27	5.82%	4,776	0.29%	0.93%	4.99%	4.35%	79%
(0.54)	10.30	8.95%	6,972	0.10%	1.07%	5.14%	4.17%	51%

[4]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

[5]	Rounds to $0.00 per share.

[6]	Rounds to 0.00%.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Notes to Financial Statements

June 30, 2015 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to seven series offered by the Trust: RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund and RS Strategic Income Fund (each a “Fund,” collectively the “Funds”). All of the Funds are diversified funds. The financial statements for the other remaining series of the Trust are presented in separate reports.

RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Floating Rate Fund and RS Strategic Income Fund offer Class A, C, K and Y shares. RS Tax-Exempt Fund and RS High Income Municipal Bond Fund offer Class A, C and Y shares. The various classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, except for certain differences, including class-specific expenses and voting rights with respect to matters affecting fewer than all classes or in which the interests of one class differ from the interests of any other class.

The Trust has an unlimited number of authorized shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”) less any applicable sales charge.

Note 1 Significant Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Funds are responsible for the valuation of portfolio securities. The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer.

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Other marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 5e). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2015, the Funds had no securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, loans, state, municipal and provincial obligations, certain foreign equity securities and commercial paper and other short-term securities valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

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b. Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2015, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2015, the Funds did not incur any such interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state authorities for tax years before 2010.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Forward Foreign Currency Contracts The Funds may enter into forward foreign currency contracts. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a Fund’s counterparty to meet the terms of a contract and from unanticipated movements in the value of a currency relative to another currency. Fluctuations in the values of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Funds. When a forward contract is closed, a Fund will record a realized gain or loss equal to the increase or decrease in the value of such forward contract between the time it was opened and the time it was closed. Such amounts are recorded as net realized gains or losses on foreign currency related transactions.

f. Futures Contracts The Funds may enter into financial futures contracts. In entering into such contracts, the Funds are required to deposit with the counterparty, either in

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Funds, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Funds. Daily changes in variation margin are recognized as unrealized gains or losses by the Funds. The Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

g. Credit Derivatives The Funds may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Funds may enter into credit default swap agreements either as a buyer or seller. The Funds may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

In entering into swap contracts, the Funds are required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Funds each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Funds. Daily changes in variation margin are recognized as unrealized gains or losses by the Funds. The Funds may not achieve the anticipated benefits of the swap contracts and may realize a loss.

For the six months ended June 30, 2015, the following Funds entered into credit default swaps primarily for the strategies listed below:

Fund	Strategy
RS Investment Quality Bond Fund	Asset allocation and risk exposure management
RS Strategic Income Fund	Asset allocation and risk exposure management

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h. Options Transactions The Funds can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of their investment strategies. In writing options, the Funds are required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Funds’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing or selling a security at a price different from its current market value.

i. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of the day.

j. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

k. Distributions to Shareholders Distributions of net investment income are declared and accrued daily and each Fund intends to distribute substantially all net investment income, as determined on a federal tax basis if any, monthly. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

l. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”).

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS Investment Quality Bond Fund	0.50%
RS Low Duration Bond Fund	0.45%
RS High Yield Fund	0.60%
RS Tax-Exempt Fund	0.50%
RS High Income Municipal Bond Fund	0.50%
RS Floating Rate Fund	0.65%
RS Strategic Income Fund	0.60%

RS Investments has entered into a Sub-Advisory Agreement as of May 1, 2015 with Park Avenue Institutional Advisers LLC (“Park Avenue”), a wholly-owned subsidiary of GIS. Park Avenue is responsible for providing day-to-day investment advisory services to the Funds, subject to the oversight of the Board of Trustees of the Trust and RS Investments. Prior to May 1, 2015, GIS served as the sub-adviser to the Funds pursuant to a Sub-Advisory, Sub-Administration and Accounting Services Agreement. GIS and Park Avenue informed the Trust that there would be no changes in the investment strategies of the Funds or in the portfolio management personnel currently responsible for the day-to-day management of the Funds as a result of the change in sub-adviser. Sub-investment advisory fees paid by RS Investments to Park Avenue and previously to GIS do not represent a separate or additional expense to the Funds.

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2016, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to the following rates:

Fund	Expense Limitation
	Class A	Class C	Class K	Class Y
RS Investment Quality Bond Fund	0.90%	1.77%	1.30%	0.66%
RS High Yield Fund	1.00%	1.70%	1.35%	0.76%
RS Tax-Exempt Fund	0.80%	1.60%	N/A	0.69%
RS High Income Municipal Bond Fund	0.80%	1.57%	N/A	0.57%
RS Floating Rate Fund	1.00%	1.80%	1.56%	0.78%
RS Strategic Income Fund	0.95%	1.74%	1.34%	0.74%

RS Investments does not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

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b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with RSFD for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, RSFD is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. For the six months ended June 30, 2015, RSFD received distribution fees as follows:

Fund		Annual Rate	Distribution Fees
RS Investment Quality Bond Fund	Class A	0.25%	$82,721
	Class C	1.00%	72,536
	Class K	0.65%	25,005
	Class Y	0.00%	—
RS Low Duration Bond Fund	Class A	0.25%	$427,919
	Class C	1.00%	877,726
	Class K	0.65%	14,914
	Class Y	0.00%	—
RS High Yield Fund	Class A	0.25%	$40,587
	Class C	1.00%	133,845
	Class K	0.65%	68,067
	Class Y	0.00%	—
RS Tax-Exempt Fund	Class A	0.25%	$118,922
	Class C	1.00%	249,528
	Class Y	0.00%	—
RS High Income Municipal Bond Fund	Class A	0.25%	$63,850
	Class C	1.00%	175,271
	Class Y	0.00%	—
RS Floating Rate Fund	Class A	0.25%	$396,902
	Class C	1.00%	2,765,979
	Class K	0.65%	7,584
	Class Y	0.00%	—
RS Strategic Income Fund	Class A	0.25%	$55,712
	Class C	1.00%	67,286
	Class K	0.65%	11,834
	Class Y	0.00%	—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RS Investments may perform certain services and incur certain expenses with respect to the promotion of the Funds’ shares and the servicing of shareholder accounts, which expenses are allocable to RSFD. RS Investments compensates RSFD for its services in connection with the promotion of Fund shares and reimburses RSFD for its expenses, including payments made by RSFD to third parties in respect of the promotion of Fund shares, in excess of amounts received by RSFD under the distribution plan. In addition to payments under the distribution plan, the Funds reimburse RSFD for payments RSFD makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner reviewed by the Board of Trustees periodically. Such amounts are included in the Statement of Operations as “Transfer agent fees.”

Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS and Park Avenue, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2015, PAS informed the Trust it received $947,626 directly or indirectly from RSFD as continuing compensation for its services relating to its distribution of shares of all series in the Trust.

For the six months ended June 30, 2015, aggregate front-end sales charges for the sale of Class A shares paid to RSFD were as follows:

Fund	Sales Charges
RS Investment Quality Bond Fund	$4,030
RS Low Duration Bond Fund	2,671
RS High Yield Fund	953
RS Tax-Exempt Fund	1,413
RS High Income Municipal Bond Fund	1,314
RS Floating Rate Fund	10,610
RS Strategic Income Fund	1,556

RSFD is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2015, RSFD received CDSL charges as follows:

Fund	CDSL
RS Investment Quality Bond Fund	$2,374
RS Low Duration Bond Fund	159,768
RS High Yield Fund	480
RS Tax-Exempt Fund	5,170
RS High Income Municipal Bond Fund	60
RS Floating Rate Fund	34,847
RS Strategic Income Fund	247

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Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2014, which is the most recently completed tax year, was as follows:

Fund	Tax-Exempt	Ordinary Income	Long-Term Capital Gains
RS Investment Quality Bond Fund	$—	$4,082,468	$918,835
RS Low Duration Bond Fund	—	19,684,266	—
RS High Yield Fund	—	5,796,669	4,732,702
RS Tax-Exempt Fund	7,451,997	4,439	—
RS High Income Municipal Bond Fund	4,564,350	13,647	—
RS Floating Rate Fund	—	100,634,483	—
RS Strategic Income Fund	—	2,789,182	669,636

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2014, the Funds made the following reclassifications of permanent book and tax basis differences:

Fund	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
RS High Yield Fund	$(1,742,432)	$1	$1,742,431
RS High Income Municipal Bond Fund	—	124,711	(124,711)
RS Floating Rate Fund	(4,874)	(43,251)	48,125
RS Strategic Income Fund	—	(50,182)	50,182

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

See the chart below for the tax basis of distributable earnings as of December 31, 2014.

Fund	Tax-Exempt	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
RS Investment Quality Bond Fund	$—	$577,436	$72,533
RS Low Duration Bond Fund	—	263,616	—
RS Tax-Exempt Fund	18,778	—	—
RS High Income Municipal Bond Fund	165,956	—	—
RS Strategic Income Fund	—	50,539	—

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2014, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS High Yield Fund	$1,998,611
RS Tax-Exempt Fund	3,370,054
RS High Income Municipal Bond Fund	570,235
RS Floating Rate Fund	6,906,570

See the chart below for capital loss carryovers available to the Funds at December 31, 2014.

Fund	No Expiration
RS Low Duration Bond Fund	$18,658,257
RS Tax-Exempt Fund	2,766,331
RS High Income Municipal Bond Fund	7,597,579
RS Floating Rate Fund	15,795,339

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In determining their taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the Funds elected to defer net capital and currency losses as follows:

Fund	Deferred Net Capital Losses
RS Low Duration Bond Fund	$35,362
RS High Yield Fund	429,228
RS High Income Municipal Bond Fund	2,360
RS Floating Rate Fund	5,507,980
RS Strategic Income Fund	257,754

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2015, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Investment Quality Bond Fund	$85,057,214	$1,828,950	$2,840,602	$(1,011,652)
RS Low Duration Bond Fund	882,210,191	(6,990,139)	3,105,855	(10,095,994)
RS High Yield Fund	90,510,768	(2,373,383)	664,920	(3,038,303)
RS Tax-Exempt Fund	173,681,753	14,545,323	15,038,865	(493,542)
RS High Income Municipal Bond Fund	112,837,340	10,328,291	10,727,792	(399,501)
RS Floating Rate Fund	1,682,574,046	(37,011,448)	6,586,506	(43,597,954)
RS Strategic Income Fund	69,192,124	(253,817)	1,006,322	(1,260,139)

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions, including conversions and exchanges, in capital shares for the Funds were as follows:

Transactions in Capital Shares

RS Investment Quality Bond Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	510,197	$5,218,779	1,632,585	$16,731,550
Shares reinvested	135,423	1,373,092	275,096	2,808,497
Shares redeemed	(1,785,670)	(18,176,260)	(2,668,294)	(27,199,655)

Net decrease	(1,140,050)	$(11,584,389)	(760,613)	$(7,659,608)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Investment Quality Bond Fund — continued

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class C
Shares sold	169,252	$1,732,312	719,536	$7,355,069
Shares reinvested	20,731	209,647	28,469	290,340
Shares redeemed	(384,207)	(3,920,451)	(439,043)	(4,475,604)

Net increase/(decrease)	(194,224)	$(1,978,492)	308,962	$3,169,805

Class K
Shares sold	57,805	$589,676	205,082	$2,104,245
Shares reinvested	14,947	151,572	25,854	264,277
Shares redeemed	(114,664)	(1,164,136)	(189,383)	(1,936,774)

Net increase/(decrease)	(41,912)	$(422,888)	41,553	$431,748

Class Y
Shares sold	193,904	$1,976,263	731,802	$7,496,591
Shares reinvested	14,673	148,775	136,340	1,393,393
Shares redeemed	(2,861,822)	(29,253,243)	(1,022,853)	(10,465,761)

Net decrease	(2,653,245)	$(27,128,205)	(154,711)	$(1,575,777)

RS Low Duration Bond Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,254,197	$52,897,784	18,980,974	$192,001,528
Shares reinvested	243,064	2,447,268	751,190	7,600,822
Shares redeemed	(9,809,314)	(98,725,728)	(39,832,016)	(402,899,939)

Net decrease	(4,312,053)	$(43,380,676)	(20,099,852)	$(203,297,589)

Class C
Shares sold	816,458	$8,216,223	4,559,356	$46,088,623
Shares reinvested	63,239	636,707	183,623	1,858,035
Shares redeemed	(3,586,490)	(36,096,004)	(12,087,469)	(122,311,861)

Net decrease	(2,706,793)	$(27,243,074)	(7,344,490)	$(74,365,203)

Class K
Shares sold	50,446	$507,620	97,128	$983,806
Shares reinvested	2,669	26,875	7,050	71,320
Shares redeemed	(106,399)	(1,070,592)	(187,552)	(1,898,412)

Net decrease	(53,284)	$(536,097)	(83,374)	$(843,286)

Class Y
Shares sold	7,981,080	$80,398,367	27,274,481	$276,047,782
Shares reinvested	256,515	2,583,026	628,890	6,360,211
Shares redeemed	(12,682,746)	(127,670,081)	(33,801,656)	(341,842,013)

Net decrease	(4,445,151)	$(44,688,688)	(5,898,285)	$(59,434,020)

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RS High Yield Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	723,874	$4,725,808	2,860,189	$20,991,474
Shares reinvested	97,439	643,343	368,311	2,562,110
Shares redeemed	(1,382,757)	(9,141,596)	(3,752,044)	(27,413,739)

Net decrease	(561,444)	$(3,772,445)	(523,544)	$(3,860,155)

Class C
Shares sold	134,834	$885,755	1,835,027	$13,355,456
Shares reinvested	40,651	268,776	181,769	1,254,865
Shares redeemed	(479,487)	(3,158,202)	(2,915,856)	(20,982,781)

Net decrease	(304,002)	$(2,003,671)	(899,060)	$(6,372,460)

Class K
Shares sold	59,927	$397,027	145,603	$1,066,862
Shares reinvested	19,188	127,047	78,612	548,112
Shares redeemed	(156,091)	(1,030,140)	(138,510)	(1,023,520)

Net increase/(decrease)	(76,976)	$(506,066)	85,705	$591,454

Class Y
Shares sold	399,727	$2,630,736	2,342,573	$17,134,731
Shares reinvested	39,819	261,422	119,474	810,697
Shares redeemed	(996,419)	(6,521,788)	(1,631,007)	(11,774,724)

Net increase/(decrease)	(556,873)	$(3,629,630)	831,040	$6,170,704

RS Tax-Exempt Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	423,109	$4,580,782	1,784,501	$18,864,088
Shares reinvested	130,364	1,408,056	339,258	3,622,620
Shares redeemed	(1,793,175)	(19,384,894)	(7,489,572)	(79,806,483)

Net decrease	(1,239,702)	$(13,396,056)	(5,365,813)	$(57,319,775)

Class C
Shares sold	121,870	$1,319,921	330,927	$3,540,522
Shares reinvested	43,047	464,714	93,765	1,001,437
Shares redeemed	(599,571)	(6,489,815)	(1,744,873)	(18,571,527)

Net decrease	(434,654)	$(4,705,180)	(1,320,181)	$(14,029,568)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Tax-Exempt Fund — continued

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class Y
Shares sold	430,419	$4,653,441	3,795,809	$40,578,616
Shares reinvested	67,039	723,609	112,332	1,202,175
Shares redeemed	(2,266,626)	(24,550,005)	(3,084,611)	(32,891,979)

Net increase/(decrease)	(1,769,168)	$(19,172,955)	823,530	$8,888,812

RS High Income Municipal Bond Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	498,096	$5,437,967	1,923,068	$20,380,757
Shares reinvested	72,573	790,524	160,278	1,686,621
Shares redeemed	(604,223)	(6,556,523)	(2,900,936)	(30,007,307)

Net decrease	(33,554)	$(328,032)	(817,590)	$(7,939,929)

Class C
Shares sold	85,180	$927,641	632,556	$6,709,250
Shares reinvested	43,391	472,448	99,895	1,051,393
Shares redeemed	(295,061)	(3,212,676)	(1,018,019)	(10,659,739)

Net decrease	(166,490)	$(1,812,587)	(285,568)	$(2,899,096)

Class Y
Shares sold	1,389,063	$15,131,774	2,203,035	$23,084,631
Shares reinvested	55,624	605,407	106,033	1,117,881
Shares redeemed	(979,407)	(10,651,400)	(1,844,229)	(19,340,066)

Net increase	465,280	$5,085,781	464,839	$4,862,446

RS Floating Rate Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,813,178	$37,865,998	18,990,455	$196,139,359
Shares reinvested	589,983	5,852,687	2,245,034	23,073,432
Shares redeemed	(7,160,757)	(70,947,503)	(69,757,610)	(717,501,855)

Net decrease	(2,757,596)	$(27,228,818)	(48,522,121)	$(498,289,064)

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RS Floating Rate Fund — continued

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class C
Shares sold	2,481,378	$24,649,605	9,032,860	$93,038,013
Shares reinvested	787,740	7,818,790	1,752,068	17,950,819
Shares redeemed	(9,469,390)	(93,912,990)	(28,544,304)	(291,661,750)

Net decrease	(6,200,272)	$(61,444,595)	(17,759,376)	$(180,672,918)

Class K
Shares sold	26,562	$263,738	97,944	$1,006,267
Shares reinvested	4,380	43,460	8,695	89,043
Shares redeemed	(33,495)	(332,902)	(136,741)	(1,404,356)

Net decrease	(2,553)	$(25,704)	(30,102)	$(309,046)

Class Y
Shares sold	16,707,172	$166,129,902	72,300,870	$744,247,827
Shares reinvested	1,525,894	15,142,010	3,398,552	34,759,284
Shares redeemed	(31,924,086)	(315,912,852)	(96,052,401)	(977,363,416)

Net decrease	(13,691,020)	$(134,640,940)	(20,352,979)	$(198,356,305)

RS Strategic Income Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	96,090	$972,836	771,210	$8,007,705
Shares reinvested	24,078	243,687	79,486	821,892
Shares redeemed	(779,846)	(7,925,757)	(1,212,276)	(12,564,949)

Net decrease	(659,678)	$(6,709,234)	(361,580)	$(3,735,352)

Class C
Shares sold	153,411	$1,560,272	911,591	$9,514,797
Shares reinvested	14,445	146,806	37,863	392,171
Shares redeemed	(107,048)	(1,089,226)	(894,168)	(9,370,740)

Net increase	60,808	$617,852	55,286	$536,228

Class K
Shares sold	14,130	$144,111	17,357	$181,881
Shares reinvested	1,842	18,739	5,341	55,401
Shares redeemed	(16,875)	(171,410)	(28,869)	(301,503)

Net decrease	(903)	$(8,560)	(6,171)	$(64,221)

Class Y
Shares sold	231,039	$2,325,224	1,492,440	$15,472,903
Shares reinvested	21,249	213,898	48,076	490,624
Shares redeemed	(698,359)	(7,033,556)	(564,482)	(5,823,677)

Net increase/(decrease)	(446,071)	$(4,494,434)	976,034	$10,139,850

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Shareholder Concentration As of June 30, 2015, the number of shareholders and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders) who owned of record 5% or more of the net assets of a Fund is summarized in the following table:

Fund	Number of Shareholders	Percentage of Net Assets
RS Investment Quality Bond Fund	3	37.77%
RS Low Duration Bond Fund	7	77.01%
RS High Yield Fund	4	60.42%
RS Tax-Exempt Fund	6	74.80%
RS High Income Municipal Bond Fund	4	66.67%
RS Floating Rate Fund	4	69.46%
RS Strategic Income Fund	4	73.71%

Note 5 Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments) for the six months ended June 30, 2015, were as follows:

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	Other Investments	U.S. Government and Agency Obligations	Other Investments	U.S. Government and Agency Obligations
RS Investment Quality Bond Fund	$3,986,436	$33,232,621	$27,837,115	$27,638,442
RS Low Duration Bond Fund	117,253,264	60,121,577	212,357,224	38,974,781
RS High Yield Fund	92,648,039	—	100,876,843	—
RS Tax-Exempt Fund	32,123,610	—	67,500,452	—
RS High Income Municipal Bond Fund	43,060,605	1,005,000	34,044,290	—
RS Floating Rate Fund	328,682,714	—	579,920,295	—
RS Strategic Income Fund	1,105,038	5,138,477	11,040,693	5,427,949

b. Derivative Instruments The following is a summary of the fair valuation of Funds’ derivative instruments at June 30, 2015.

Fund	Derivative Instrument Type	Statement of Assets and Liabilities Location	Value
RS Investment Quality Bond Fund	Financial Futures Contracts	Net unrealized depreciation on futures contracts*	$(82,751)

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Fund	Derivative Instrument Type	Statement of Assets and Liabilities Location	Value
RS Low Duration Bond Fund	Financial Futures Contracts	Net unrealized appreciation on futures contracts*	$514,809
	Financial Futures Contracts	Net unrealized depreciation on futures contracts*	(39,907)
RS Strategic Income Fund	Forward Foreign Currency Contracts to Buy	Net unrealized depreciation for open forward currency contracts	(918)
	Financial Futures Contracts	Net unrealized depreciation on futures contracts*	(4,575)
	Swap Contracts	Net unrealized depreciation on swap contracts	(33,408)
	Written Call Option Contracts	Written options, at value	(33,282)

*	The cumulative appreciation/(depreciation) of financial futures contracts is reported in the notes to the Schedule of Investments. Only the daily change in variation margin as of the reporting date is presented in the Statement of Assets and Liabilities. See Note 1f for additional information on futures contracts.

See Note 1e for additional information on forward foreign currency contracts.

The following is a summary of the effect of the Funds’ foreign currency and other hedging activities on the Statement of Operations for the six months ended June 30, 2015.

Fund	Derivative Instrument Type	Location of Gain/(Loss) on Derivatives Recognized in Income	Amount
RS Investment Quality Bond Fund	Financial Futures Contracts	Net realized gain from futures contracts	$153,086
		Net change in unrealized appreciation/(depreciation) on futures contracts	(125,111)
	Option Contracts	Net realized gain from written options	17,692
		Net change in unrealized appreciation/(depreciation) on written options	(14,426)
RS Low Duration Bond Fund	Financial Futures Contracts	Net realized gain from futures contracts	760,435
		Net change in unrealized appreciation/(depreciation) on futures contracts	721,435

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Derivative Instrument Type	Location of Gain/(Loss) on Derivatives Recognized in Income	Amount
RS Strategic Income Fund	Forward Foreign Currency Contracts	Net realized loss from foreign currency transactions	$(68,859)
		Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	62,923
	Financial Futures Contracts	Net realized loss from futures contracts	(630,661)
		Net change in unrealized appreciation/(depreciation) on futures contracts	55,523
	Swap Contracts	Net realized gain from swap contracts	11,745
		Net change in unrealized appreciation/(depreciation) on swap contracts	(33,408)
	Option Contracts	Net realized gain from written options	125,795
		Net change in unrealized appreciation/(depreciation) on written options	6,457

Transactions in written options for the six months ended June 30, 2015:

	RS Investment Quality Bond Fund		RS Strategic Income Fund
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2014	30	$16,770	—	$—
Written options	185	167,632	540	576,699
Options terminated in closing transactions	(155)	(159,300)	(510)	(536,960)
Options exercised	—	—	—	—
Options expired	(60)	(25,102)	—	—
Options outstanding, June 30, 2015	—	$—	30	$39,739

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

See the chart below for the average monthly value in forward foreign currency contracts, average daily face value in futures contracts, average daily notional value in swaps contracts and average daily face value in purchase and written option contacts during the six months ended June 30, 2015:

Fund	Forward Foreign Currency Contracts	Short Futures Contracts	Long Futures Contracts	Swaps Contracts	Written Option Contacts
RS Investment Quality Bond Fund	$—	$(577,348)	$8,175,691	$—	$34,199
RS Low Duration Bond Fund	—	(8,248,066)	88,377,901	—	—
RS Strategic Income Fund	1,945,735	(40,759,669)	634,807	2,098,232	63,425

RS Strategic Income Fund used forward foreign currency contracts to hedge currency risk associated with the Fund’s foreign currency-denominated investments and to manage foreign currency exposure. RS Strategic Income Fund and RS Investment Quality Bond Fund used exchange-traded futures and options on Treasury futures to manage interest rate exposure and for income. RS Low Duration Bond Fund used exchange-traded Treasury futures to manage interest rate exposure. RS Strategic Income Fund used swap contracts for asset allocation and to manage risk exposure.

The Funds have entered into ISDA Master Agreements (“ISDA Agreements”) with various counterparties, which govern many types of derivatives transactions (the “Transactions”). An ISDA Agreement is a single contract with a counterparty that typically permits multiple Transactions governed by that contract to be net settled upon the designation by the non-defaulting party of an early termination date (the “Early Termination Date”) under such contract upon the occurrence of certain events of default or termination events. Upon the designation of such Early Termination Date, all Transactions governed by the applicable agreement may typically be terminated and a net settlement amount may be calculated. In addition, the Fund may receive and post cash and securities collateral under the ISDA Agreements, subject to the terms of the related credit support agreement. Such credit support agreement grants the non-defaulting party designating the Early Termination Date the right to liquidate the collateral that has been posted to it and apply the proceeds to the calculation of the net settlement amount.

The following table presents RS Strategic Income Fund’s derivative liabilities by counterparty net of amounts available for offset and net of the related collateral pledged by the Fund as of June 30, 2015.

Counterparty	Gross Liabilities in SAL	Financial Instrument	Collateral Pledged	Net Amount (not less than 0)
Goldman Sachs & Co.	$37,983	$—	$—	$37,983

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

d. Industry or Sector Concentration In their normal course of business, some of the Funds may invest a significant portion of their assets in companies within a limited number of industries or sectors. As a result, these Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

e. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

f. Loans Floating rate loans in which the Funds invest are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Funds’ floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See Note 5(l) regarding below investment grade securities.

The Funds may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Funds may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

g. Unfunded Loan Commitments The Funds may enter into certain credit agreements, all or a portion of which may be unfunded. A Fund may be obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented in the Schedule of Investments. There were no unfunded commitments as of June 30, 2015.

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Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

h. Municipal Obligations The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

i. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Funds will generally enter into these transactions with the intention of taking delivery of the securities, they may sell the securities before the settlement date. Assets will be segregated when a Fund agrees to purchase on a when-issued or delayed delivery basis. These transactions may create investment leverage.

j. Payment-In-Kind Securities Certain Funds may invest in payment-in-kind securities. Payment-in-kind securities give the issuer the option at each interest payment date to pay all or a portion of their interest or dividends in the form of additional securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

k. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

l. Below Investment Grade Securities Certain Funds may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

m. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a

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Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Note 6 Temporary Borrowings

The Funds, with other funds managed by RS Investments, are parties to a $400 million committed revolving credit facility from State Street Bank and Trust Company, in effect through August 18, 2015, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. $300 million of the line of credit is reserved for use by RS Floating Rate Fund with RS Floating Rate Fund paying the related commitment fees for that amount.

For the six months ended June 30, 2015, the Funds which borrowed under the facility were as follows:

Fund	Amount Outstanding at 6/30/15	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
RS Investment Quality Bond Fund	$—	$2,650,288	3	1.39%
RS High Yield Fund	—	49,007	1	1.38%
RS Tax-Exempt Fund	—	514,555	17	1.38%
*	For the six months ended June 30, 2015, based on the number of days borrowings were outstanding.

Note 7 Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Funds’ financial statements and determined that no material events have occurred that require disclosure.

Note 8 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

130	www.rsinvestments.com

SUPPLEMENTAL INFORMATION (UNAUDITED)

Supplemental Information (unaudited)

Approval of the Sub-Advisory Agreement for the RS Funds

The Boards of Trustees of RS Investment Trust and RS Variable Products Trust (each, a “Trust,” and together, the “Trusts”), including all of the Independent Trustees, met in person on March 4, 2015 to consider the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between RS Investment Management Co. LLC (“RS Investments”) and Park Avenue Institutional Advisers LLC (“Park Avenue”), proposed to replace the existing sub-advisory agreement between RS Investments and Guardian Investor Services LLC (“GIS”) with respect to a number of the funds (the “Funds”)1 for a one-year period commencing on its date of execution. Before the meeting, the Independent Trustees met among themselves and with independent counsel to prepare for the meeting. In determining to approve the Sub-Advisory Agreement, the Trustees considered and reviewed all of the information provided to them in connection with this matter by RS Investments, GIS, and Park Avenue prior to and at their March 4, 2015 meeting. In all of their deliberations, the Independent Trustees were advised by independent counsel for the Independent Trustees.

The Trustees considered that all of GIS’s investment advisory activities would be moved to Park Avenue, a new, wholly owned subsidiary of GIS, the prior sub-adviser to the Funds. The Trustees took into consideration that such restructuring would not result in any change in the investment sub-advisory services provided to the Funds, in the personnel providing the services, in the persons overseeing them, or in the investment strategies, processes, or techniques employed by the portfolio managers and other investment professionals in managing the Funds.

The Trustees considered that the Sub-Advisory Agreement with Park Avenue is substantially identical to the Sub-Advisory, Sub-Administration and Accounting Services Agreement between RS Investments and GIS. The Trustees considered that there would be no change in sub-advisory fees paid by RS Investments to Park Avenue for the sub-advisory services to be provided to the Funds. The Trustees noted that the Sub-Advisory Agreement reflects removal of references to the sub-administration and accounting services that GIS had previously provided to the Funds and that were taken on by RS Investments in late 2007. On the basis of these factors and considerations, the Trustees determined that the services to be provided and the fee to be paid under the Sub-Advisory Agreement appeared reasonable and appropriate.

The Trustees considered the nature and extent of Park Avenue’s compliance program, the qualifications of the firm’s compliance and financial personnel, and the legal and compliance resources otherwise available to the firm. The Trustees noted that all of the compliance policies and procedures previously in place at GIS would be adopted by Park Avenue.

[1]

The Funds are RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund, RS Strategic Income Fund, RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, RS High Yield VIP Series, and RS S&P 500 Index VIP Series.

www.rsinvestments.com	131

SUPPLEMENTAL INFORMATION (UNAUDITED)

On the basis of these factors, the Boards of Trustees of the Trusts voted unanimously, including the unanimous vote of the Independent Trustees, to approve the Sub-Advisory Agreement, including the sub-advisory fees set forth in the Sub-Advisory Agreement, for a one-year period from its date of execution.

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ website at http://www.rsinvestments.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-766-3863.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

132	www.rsinvestments.com

One Bush Street, Suite 900 San Francisco, CA 94104	PRSRT STD U.S. POSTAGE PAID RS INVESTMENTS

WWW.RSINVESTMENTS.COM // 800.766.3863	EB 015098 (06/15)

RS INTERNATIONAL FUNDS

Class A, C, K, and Y Shares

RS INTERNATIONAL FUND

RS GLOBAL FUND

RS EMERGING MARKETS FUND

RS EMERGING MARKETS SMALL CAP FUND

RS CHINA FUND

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Investments Overview

CEO’s Letter	1

Understanding Your Fund’s Expenses	3

RS Investments

Alternatives | Fixed Income | Growth | International | Natural Resources | Value

Alternatives	Growth	RS Emerging Markets Small Cap Fund
RS Focused Opportunity Fund	RS Small Cap Growth Fund*	RS China Fund
RS Focused Growth Opportunity Fund	RS Select Growth Fund
	RS Mid Cap Growth Fund	Natural Resources
Fixed Income	RS Growth Fund	RS Global Natural Resources Fund
RS Investment Quality Bond Fund	RS Technology Fund
RS Low Duration Bond Fund	RS Small Cap Equity Fund*	Value
RS High Yield Fund		RS Partners Fund*
RS Tax-Exempt Fund	International	RS Value Fund
RS High Income Municipal Bond Fund	RS International Fund	RS Large Cap Alpha Fund
RS Floating Rate Fund	RS Global Fund	RS Investors Fund
RS Strategic Income Fund	RS Emerging Markets Fund

*	The Fund is currently offered only to certain investors. Please contact RS Investments for more information.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2015.

CEO’S LETTER

Matthew H. Scanlan CEO, RS Investments

Dear RS Funds Shareholder,

The active versus passive debate seems to be hotter than ever. Passive investing has gained popularity over the past few years, and on the surface, the reason may seem clear: In 2014, 78% of active managers lagged their relevant benchmarks. So it’s no surprise that actively managed domestic equity funds saw $13 billion in net withdrawals last year, while their passively managed counterparts (index funds and ETFs) received $244 billion in net subscriptions.

But as always, it would behoove investors to dig a little deeper. When you “buy the benchmark” with a passive approach, that investment seeks to replicate the performance of a particular index. Yet benchmarks do not always represent the optimal portfolio of assets within a given opportunity set. In fact, like any portfolio, a benchmark can perform well or poorly depending on design and market conditions.

Understanding benchmark construction provides a clearer picture of passive investing — and what to expect in terms of performance through different market environments. New research from RS Investments explores the active decisions that go into benchmark design and construction. We found that those decisions can lead to biases in benchmarks, so even passive strategies involve active decisions, with the decisions made by benchmark providers rather than by fund managers.

The question is, who do you want to trust to make those active decisions? Personally, I’d prefer that my chosen portfolio manager select my stocks.

While passive investing has gained popularity, we’ve noticed that the concept of high-conviction active investing is also attractive to investors, many of whom are exploring new approaches to capture alpha (a measure of performance on a risk-adjusted basis). In fact, one key takeaway from our research is that investors can blend the best of index and active exposures to create an optimal portfolio. That blend includes high-conviction active managers, in those cases where the investor has confidence that the manager has the ability to exceed expectations.

We always aim to exceed expectations, and we appreciate the confidence you’ve placed in us. In the pages that follow, you’ll find an update on the RS Funds. It includes important information about your investment with our firm.

Please visit www.rsinvestments.com for additional insights and the latest commentary from our investment teams.

Sincerely,

Matthew H. Scanlan

Chief Executive Officer

THIS PAGE NOT PART OF YOUR FUND REPORT	www.rsinvestments.com	1

CEO’S LETTER

As with all mutual funds, the value of an investment in a Fund could decline, so you could lose money.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. To obtain a copy, please call 800.766.3863 or visit www.rsinvestments.com.

RS Funds are distributed by RS Funds Distributor LLC, member: FINRA, SIPC.

©2015 RS Investment Management Co. LLC

2	www.rsinvestments.com	THIS PAGE NOT PART OF YOUR FUND REPORT

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, to June 30, 2015, unless otherwise indicated. The following tables show the Funds’ expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

www.rsinvestments.com	3

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

Based on Actual Return		Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15-6/30/15	Expense Ratio During Period 1/1/15-6/30/15
RS International Fund	Class A	$1,000.00	$1,068.90	$7.18	1.40%
	Class C	$1,000.00	$1,063.90	$12.13	2.37%
	Class K	$1,000.00	$1,065.80	$9.78	1.91%
	Class Y	$1,000.00	$1,070.10	$5.90	1.15%
RS Global Fund	Class A	$1,000.00	$1,070.90	$7.19	1.40%
	Class C	$1,000.00	$1,067.40	$11.12	2.17%
	Class K	$1,000.00	$1,069.60	$9.29	1.81%
	Class Y	$1,000.00	$1,072.50	$5.60	1.09%
RS Emerging Markets Fund	Class A	$1,000.00	$1,043.00	$8.36	1.65%
	Class C	$1,000.00	$1,038.00	$12.38	2.45%
	Class K	$1,000.00	$1,041.10	$9.82	1.94%
	Class Y	$1,000.00	$1,044.10	$6.69	1.32%
RS Emerging Markets Small Cap Fund	Class A	$1,000.00	$1,067.90	$10.56	2.06%
	Class C	$1,000.00	$1,066.50	$13.22	2.58%
	Class Y	$1,000.00	$1,071.70	$7.71	1.50%
RS China Fund	Class A	$1,000.00	$1,161.50	$9.38	1.75%
	Class C	$1,000.00	$1,158.40	$13.38	2.50%
	Class K	$1,000.00	$1,159.90	$11.46	2.14%
	Class Y	$1,000.00	$1,163.50	$7.62	1.42%
Based on Hypothetical Return (5% Return Before Expenses)
RS International Fund	Class A	$1,000.00	$1,017.85	$7.00	1.40%
	Class C	$1,000.00	$1,013.04	$11.83	2.37%
	Class K	$1,000.00	$1,015.32	$9.54	1.91%
	Class Y	$1,000.00	$1,019.09	$5.76	1.15%
RS Global Fund	Class A	$1,000.00	$1,017.85	$7.00	1.40%
	Class C	$1,000.00	$1,014.03	$10.84	2.17%
	Class K	$1,000.00	$1,015.82	$9.05	1.81%
	Class Y	$1,000.00	$1,019.39	$5.46	1.09%
RS Emerging Markets Fund	Class A	$1,000.00	$1,016.61	$8.25	1.65%
	Class C	$1,000.00	$1,012.65	$12.23	2.45%
	Class K	$1,000.00	$1,015.17	$9.69	1.94%
	Class Y	$1,000.00	$1,018.25	$6.61	1.32%
RS Emerging Markets Small Cap Fund	Class A	$1,000.00	$1,014.58	$10.29	2.06%
	Class C	$1,000.00	$1,012.00	$12.87	2.58%
	Class Y	$1,000.00	$1,017.36	$7.50	1.50%
RS China Fund	Class A	$1,000.00	$1,016.12	$8.75	1.75%
	Class C	$1,000.00	$1,012.40	$12.47	2.50%
	Class K	$1,000.00	$1,014.18	$10.69	2.14%
	Class Y	$1,000.00	$1,017.75	$7.10	1.42%
*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	www.rsinvestments.com

Financial Information

Six-Month Period Ended June 30, 2015

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 96.8%
Australia – 6.3%
Australia & New Zealand Banking Group Ltd.	9,555	$237,128
BHP Billiton Ltd.	21,523	439,044
Commonwealth Bank of Australia	5,899	386,838
CSL Ltd.	5,729	381,932
Macquarie Group Ltd.	5,771	361,584
South32 Ltd.(1)	21,523	29,725
Woodside Petroleum Ltd.	6,214	163,967

		2,000,218
Belgium – 1.2%
KBC Groep N.V.	2,662	178,456
Melexis N.V.	3,371	195,924

		374,380
Denmark – 3.5%
Danske Bank A/S	12,523	368,138
Pandora A/S	3,066	328,995
Royal Unibrew A/S	11,610	396,818

		1,093,951
France – 8.7%
AXA S.A.	7,469	189,353
Bureau Veritas S.A.	19,638	452,694
Cap Gemini S.A.	4,312	382,546
Cie Generale des Etablissements Michelin	3,292	346,397
Natixis S.A.	22,933	165,515
Pernod Ricard S.A.	3,485	402,874
Rexel S.A.	23,286	375,757
TOTAL S.A.	8,616	422,623

		2,737,759
Germany – 7.0%
Allianz SE (Reg S)	918	143,163
Bayer AG (Reg S)	3,984	557,920
Deutsche Boerse AG	3,788	313,751
Drillisch AG	5,077	226,155
HeidelbergCement AG	4,456	353,168
HUGO BOSS AG	3,514	392,851
SAP SE	3,231	226,417

		2,213,425
Hong Kong – 3.6%
BOC Hong Kong Holdings Ltd.	92,500	386,181
Cheung Kong Property Holdings Ltd.(1)	16,000	132,309
CK Hutchison Holdings Ltd.	26,500	391,313

6	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INTERNATIONAL FUND

June 30, 2015 (unaudited)	Shares	Value
Hong Kong (continued)
Power Assets Holdings Ltd.	24,000	$218,508

		1,128,311
Italy – 2.3%
Enel S.p.A.	114,411	518,544
Intesa Sanpaolo S.p.A.	58,780	213,459

		732,003
Japan – 21.1%
Alps Electric Co. Ltd.	8,400	259,052
Asahi Kasei Corp.	35,000	287,091
Central Japan Railway Co.	2,200	397,000
Chubu Electric Power Co., Inc.	21,300	317,458
DCM Holdings Co. Ltd.	36,900	361,317
Dowa Holdings Co. Ltd.	28,999	274,047
Fujitsu Ltd.	43,000	240,256
Hoya Corp.	10,200	408,507
Matsumotokiyoshi Holdings Co. Ltd.	9,000	415,205
Milbon Co. Ltd.	4,500	143,193
Mitsubishi Electric Corp.	39,000	503,595
Mitsubishi UFJ Financial Group, Inc.	72,700	523,037
Nippon Telegraph & Telephone Corp.	13,000	470,805
Obic Co. Ltd.	6,700	298,704
Rohto Pharmaceutical Co. Ltd.	11,880	195,966
Sumitomo Mitsui Financial Group, Inc.	3,705	164,944
The Musashino Bank Ltd.	3,200	126,262
Tokio Marine Holdings, Inc.	7,400	307,759
Toyota Motor Corp.	12,000	803,007
Zenkoku Hosho Co. Ltd.	4,200	149,492

		6,646,697
Netherlands – 1.8%
ING Groep N.V., CVA	18,559	308,179
Wolters Kluwer N.V.	9,095	270,701

		578,880
New Zealand – 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	51,754	240,424

		240,424
People’s Republic of China – 1.5%
Hengan International Group Co. Ltd.	39,000	462,682

		462,682
Singapore – 0.6%
Singapore Exchange Ltd.	33,400	194,026

		194,026

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	7

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

June 30, 2015 (unaudited)	Shares	Value
Spain – 2.6%
Banco Bilbao Vizcaya Argentaria S.A.	29,551	$291,194
Ferrovial S.A.	16,545	359,463
Mediaset Espana Comunicacion S.A.	11,747	154,223

		804,880
Sweden – 3.0%
Intrum Justitia AB	18,890	572,047
Skandinaviska Enskilda Banken AB, Class A	29,411	376,206

		948,253
Switzerland – 11.4%
Actelion Ltd. (Reg S)(1)	2,808	411,236
Bossard Holding AG, Class A (Reg S)(1)	2,030	234,116
Novartis AG (Reg S)	9,107	895,769
Roche Holding AG	3,550	995,389
U-Blox AG(1)	1,918	387,756
UBS Group AG (Reg S)(1)	15,240	323,339
Zurich Insurance Group AG(1)	1,147	349,181

		3,596,786
United Kingdom – 21.4%
Barclays PLC	104,509	428,346
BP PLC	82,909	550,240
British American Tobacco PLC	14,156	762,194
BT Group PLC	47,872	338,998
Croda International PLC	7,746	334,930
Diageo PLC	15,920	461,040
Direct Line Insurance Group PLC	70,593	372,631
Experian PLC	27,446	499,198
GlaxoSmithKline PLC	3,118	64,829
HSBC Holdings PLC	40,697	364,418
National Grid PLC	29,326	377,450
Next PLC	5,606	656,137
Reed Elsevier PLC	26,886	436,916
Rio Tinto PLC	3,921	161,282
Royal Dutch Shell PLC, Class A	21,564	609,704
Smith & Nephew PLC	18,526	313,409

		6,731,722
Total Common Stocks (Cost $29,414,818)		30,484,397

8	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INTERNATIONAL FUND

June 30, 2015 (unaudited)	Shares	Value
Exchange-Traded Funds – 0.2%
iShares MSCI EAFE ETF	1,195	$75,870
Total Exchange-Traded Funds (Cost $79,587)		75,870

	Principal Amount	Value
Repurchase Agreements – 1.9%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $592,000, due 7/1/2015(2)	$592,000	592,000
Total Repurchase Agreements (Cost $592,000)		592,000
Total Investments - 98.9% (Cost $30,086,405)		31,152,267
Other Assets, Net - 1.1%		339,377
Total Net Assets - 100.0%		$31,491,644

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.25%	11/15/2024	$606,950

Legend:

CVA – Certificaten Van Aandelen (Certificate of Shares).

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	9

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Australia	$29,725	$1,970,493	*	$—	$2,000,218
Belgium	—	374,380	*	—	374,380
Denmark	—	1,093,951	*	—	1,093,951
France	—	2,737,759	*	—	2,737,759
Germany	—	2,213,425	*	—	2,213,425
Hong Kong	132,309	996,002	*	—	1,128,311
Italy	—	732,003	*	—	732,003
Japan	—	6,646,697	*	—	6,646,697
Netherlands	—	578,880	*	—	578,880
New Zealand	—	240,424	*	—	240,424
People’s Republic of China	—	462,682	*	—	462,682
Singapore	—	194,026	*	—	194,026
Spain	—	804,880	*	—	804,880
Sweden	—	948,253	*	—	948,253
Switzerland	—	3,596,786	*	—	3,596,786
United Kingdom	372,631	6,359,091	*	—	6,731,722

Exchange-Traded Funds	75,870	—		—	75,870

Repurchase Agreements	—	592,000		—	592,000

Total	$610,535	$30,541,732		$—	$31,152,267

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 1a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

10	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 96.5%
Australia – 3.1%
Australia & New Zealand Banking Group Ltd.	13,123	$325,676
BHP Billiton Ltd.	12,697	259,004
CSL Ltd.	4,229	281,932
Macquarie Group Ltd.	5,244	328,565
South32 Ltd.(1)	12,697	17,535
Woodside Petroleum Ltd.	6,689	176,500

		1,389,212
Belgium – 0.6%
Melexis N.V.	4,350	252,824

		252,824
Canada – 3.1%
Canadian Tire Corp. Ltd., Class A	6,341	678,167
Magna International, Inc.	6,410	359,761
Whitecap Resources, Inc.	30,516	322,018

		1,359,946
Denmark – 1.5%
Danske Bank A/S	11,404	335,243
Pandora A/S	3,036	325,776

		661,019
Finland – 0.7%
Orion Oyj, Class B	8,522	298,511

		298,511
France – 4.2%
Bureau Veritas S.A.	17,504	403,502
Cap Gemini S.A.	3,079	273,158
Cie Generale des Etablissements Michelin	4,488	472,244
Natixis S.A.	27,976	201,912
Pernod Ricard S.A.	3,270	378,020
Rexel S.A.	8,220	132,643

		1,861,479
Germany – 2.2%
Deutsche Boerse AG	2,610	216,180
Drillisch AG	4,376	194,929
Hannover Rueck SE	2,100	203,252
HeidelbergCement AG	2,634	208,763
HUGO BOSS AG	1,263	141,198

		964,322

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	11

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

June 30, 2015 (unaudited)	Shares	Value
Hong Kong – 4.2%
BOC Hong Kong Holdings Ltd.	76,000	$317,295
Cheung Kong Property Holdings Ltd.(1)	19,000	157,117
China Life Insurance Co. Ltd., H shares	42,000	181,480
CK Hutchison Holdings Ltd.	19,000	280,564
CNOOC Ltd.	211,957	301,203
Guangdong Investment Ltd.	166,000	231,863
Hengan International Group Co. Ltd.	32,000	379,636

		1,849,158
India – 0.2%
ICICI Bank Ltd.	17,008	82,536

		82,536
Italy – 0.6%
Enel S.p.A.	45,980	208,395
Intesa Sanpaolo S.p.A.	17,601	63,918

		272,313
Japan – 9.1%
Alps Electric Co. Ltd.	9,200	283,723
As One Corp.	6,579	226,554
Central Japan Railway Co.	1,600	288,727
DCM Holdings Co. Ltd.	41,500	406,359
Dowa Holdings Co. Ltd.	34,200	323,198
Hoya Corp.	5,800	232,288
Matsumotokiyoshi Holdings Co. Ltd.	6,900	318,323
Milbon Co. Ltd.	4,100	130,464
Obic Co. Ltd.	7,900	352,203
Resona Holdings, Inc.	49,996	272,685
Sumitomo Mitsui Financial Group, Inc.	3,499	155,773
The Musashino Bank Ltd.	5,700	224,905
Tokyo Gas Co. Ltd.	32,000	169,878
Toyota Motor Corp.	8,300	555,413
Zenkoku Hosho Co. Ltd.	3,200	113,899

		4,054,392
Mexico – 1.6%
Gruma S.A.B. de C.V., Class B	38,097	491,438
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	20,900	223,660

		715,098
New Zealand – 0.7%
Fisher & Paykel Healthcare Corp. Ltd.	66,897	310,772

		310,772

12	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS GLOBAL FUND

June 30, 2015 (unaudited)	Shares	Value
Singapore – 1.2%
Avago Technologies Ltd.	1,891	$251,370
DBS Group Holdings Ltd.	7,600	116,612
Singapore Exchange Ltd.	30,500	177,179

		545,161
Spain – 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	17,580	173,232
Gas Natural SDG S.A.	7,014	159,269
Zeltia S.A.(1)	57,428	235,776

		568,277
Sweden – 1.3%
Nolato AB, Class B	11,420	260,783
Skandinaviska Enskilda Banken AB, Class A	25,584	327,253

		588,036
Switzerland – 6.0%
Actelion Ltd. (Reg S)(1)	1,888	276,500
Bossard Holding AG, Class A (Reg S)(1)	2,401	276,903
Novartis AG (Reg S)	4,980	489,835
Novartis AG, ADR	2,825	277,811
Roche Holding AG	2,566	719,484
U-Blox AG(1)	1,769	357,634
UBS Group AG (Reg S)(1)	12,698	269,407

		2,667,574
Taiwan – 1.0%
Cathay Financial Holding Co. Ltd.	255,862	446,722

		446,722
United Kingdom – 7.6%
Barclays PLC	96,650	396,134
British American Tobacco PLC	10,619	571,754
BT Group PLC	45,504	322,229
Croda International PLC	6,565	283,865
Direct Line Insurance Group PLC	77,156	407,271
GlaxoSmithKline PLC	6,054	125,874
HSBC Holdings PLC	19,770	177,029
Rio Tinto PLC	4,899	201,511
Severn Trent PLC	6,881	224,846
Sky PLC	14,877	242,311
Whitbread PLC	5,183	402,663

		3,355,487

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	13

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

June 30, 2015 (unaudited)	Shares	Value
United States – 46.3%
Aetna, Inc.	4,145	$528,322
Ameriprise Financial, Inc.	2,841	354,926
Amgen, Inc.	3,790	581,841
Apple, Inc.	10,131	1,270,681
Celgene Corp.(1)	4,109	475,555
Cisco Systems, Inc.	23,844	654,756
Colgate-Palmolive Co.	13,900	909,199
DIRECTV(1)	8,227	763,383
Dollar Tree, Inc.(1)	7,281	575,126
Domino’s Pizza, Inc.	6,890	781,326
Eli Lilly & Co.	8,132	678,941
EOG Resources, Inc.	2,830	247,767
Facebook, Inc., Class A(1)	5,093	436,801
Fifth Third Bancorp	17,092	355,855
Gilead Sciences, Inc.	4,479	524,401
Google, Inc., Class C(1)	822	427,859
Hess Corp.	6,037	403,755
Johnson & Johnson	8,578	836,012
JPMorgan Chase & Co.	8,671	587,547
Marathon Petroleum Corp.	8,663	453,162
MasterCard, Inc., Class A	8,200	766,536
McDonald’s Corp.	6,649	632,120
Microsoft Corp.	19,770	872,845
Murphy Oil Corp.	5,905	245,471
Phillips 66	5,209	419,637
Prudential Financial, Inc.	4,360	381,587
Public Service Enterprise Group, Inc.	10,900	428,152
Quaker Chemical Corp.	3,322	295,126
Ross Stores, Inc.	12,288	597,320
Simon Property Group, Inc.	2,728	471,999
Texas Instruments, Inc.	10,600	546,006
The Progressive Corp.	20,994	584,263
The TJX Cos., Inc.	10,236	677,316
Walgreens Boots Alliance, Inc.	3,681	310,824
Wells Fargo & Co.	14,264	802,207
Westlake Chemical Corp.	6,570	450,636
Yahoo!, Inc.(1)	5,320	209,023

		20,538,283
Total Common Stocks (Cost $36,519,669)		42,781,122

14	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS GLOBAL FUND

June 30, 2015 (unaudited)	Shares	Value
Preferred Stocks – 0.1%
Brazil – 0.1%
Cia Energetica de Minas Gerais	11,955	$45,604

		45,604
Total Preferred Stocks (Cost $77,123)		45,604

	Shares	Value
Exchange-Traded Funds – 0.7%
iShares MSCI ACWI ETF	5,396	320,792
Total Exchange-Traded Funds (Cost $321,337)		320,792

	Principal Amount	Value
Repurchase Agreements – 2.5%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $1,106,000, due 7/1/2015(2)	$1,106,000	1,106,000
Total Repurchase Agreements (Cost $1,106,000)		1,106,000
Total Investments - 99.8% (Cost $38,024,129)		44,253,518
Other Assets, Net - 0.2%		105,627
Total Net Assets - 100.0%		$44,359,145

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Bond	3.75%	11/15/2043	$1,133,138

Legend:

ADR — American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	15

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Australia	$17,535	$1,371,677	*	$—	$1,389,212
Belgium	—	252,824	*	—	252,824
Canada	1,359,946	—		—	1,359,946
Denmark	—	661,019	*	—	661,019
Finland	—	298,511	*	—	298,511
France	—	1,861,479	*	—	1,861,479
Germany	—	964,322	*	—	964,322
Hong Kong	157,117	1,692,041	*	—	1,849,158
India	—	82,536	*	—	82,536
Italy	—	272,313	*	—	272,313
Japan	—	4,054,392	*	—	4,054,392
Mexico	715,098	—		—	715,098
New Zealand	—	310,772	*	—	310,772
Singapore	251,370	293,791	*	—	545,161
Spain	—	568,277	*	—	568,277
Sweden	—	588,036	*	—	588,036
Switzerland	277,811	2,389,763	*	—	2,667,574
Taiwan	—	446,722	*	—	446,722
United Kingdom	407,271	2,948,216	*	—	3,355,487
United States	20,538,283	—		—	20,538,283

Preferred Stocks	45,604	—		—	45,604

Exchange-Traded Funds	320,792	—		—	320,792

Repurchase Agreements	—	1,106,000		—	1,106,000

Total	$24,090,827	$20,162,691		$—	$44,253,518

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 1a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

16	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 95.4%
Argentina – 0.6%
YPF S.A., ADR	61,277	$1,680,828

		1,680,828
Brazil – 3.4%
BB Seguridade Participacoes S.A.	164,300	1,802,010
Cia Paranaense de Energia, ADR	180,609	1,986,699
CVC Brasil Operadora e Agencia de Viagens S.A.	357,600	2,162,324
Fibria Celulose S.A.	135,900	1,854,195
Sao Martinho S.A.	132,908	1,603,052

		9,408,280
Chile – 0.5%
Banco Santander Chile, ADR	65,571	1,327,813

		1,327,813
Greece – 0.6%
Tsakos Energy Navigation Ltd.	154,644	1,473,757

		1,473,757
Hong Kong – 0.7%
Xinyi Solar Holdings Ltd.	4,808,000	1,979,564

		1,979,564
India – 6.3%
Bharat Petroleum Corp. Ltd.	160,622	2,213,397
Cadila Healthcare Ltd.	82,248	2,326,141
Dewan Housing Finance Corp. Ltd.	263,125	1,729,985
Exide Industries Ltd.	354,690	824,604
HCL Technologies Ltd.	152,889	2,209,064
Idea Cellular Ltd.	515,626	1,424,361
IRB Infrastructure Developers Ltd.	294,391	1,071,628
Tata Motors Ltd., ADR	63,431	2,186,467
Yes Bank Ltd.	246,774	3,270,093

		17,255,740
Indonesia – 1.2%
PT Bank Negara Indonesia (Persero) Tbk	3,696,700	1,465,602
PT Pakuwon Jati Tbk	36,493,300	1,173,522
PT Sri Rejeki Isman Tbk	32,915,400	748,049

		3,387,173
Mexico – 6.6%
America Movil S.A.B. de C.V., ADR, Series L	165,659	3,530,193
Banregio Grupo Financiero S.A.B. de C.V.	398,000	2,316,972
Gruma S.A.B. de C.V., Class B	168,655	2,175,588
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	22,086	1,512,670

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	17

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

June 30, 2015 (unaudited)	Shares	Value
Mexico (continued)
Grupo Financiero Interacciones S.A. de C.V., Class O	224,600	$1,368,249
Grupo Mexico S.A.B. de C.V., Series B	885,006	2,662,760
Grupo Televisa S.A.B., ADR	80,512	3,125,476
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	671,500	1,452,157

		18,144,065
People’s Republic of China – 25.9%
Alibaba Group Holding Ltd., ADR(1)	15,872	1,305,789
Bank of China Ltd., H shares	11,518,000	7,489,796
China Communications Construction Co. Ltd., H shares	1,601,000	2,382,318
China Construction Bank Corp., H shares	8,680,857	7,929,475
China Galaxy Securities Co. Ltd., H shares	1,027,500	1,340,804
China Merchants Bank Co. Ltd., H shares	887,500	2,589,292
China Mobile Ltd.	510,840	6,545,515
China Petroleum & Chemical Corp., H shares	3,530,000	3,024,428
China Resources Gas Group Ltd.	578,000	1,707,882
China Resources Land Ltd.	1,118,000	3,618,238
Chinasoft International Ltd.(1)	2,672,000	1,456,318
Chongqing Changan Automobile Co. Ltd., Class B	887,674	2,266,904
CNOOC Ltd.	1,918,000	2,725,584
Hengan International Group Co. Ltd.	166,500	1,975,297
New China Life Insurance Co. Ltd., H shares	590,600	3,531,191
Nine Dragons Paper Holdings Ltd.	884,000	768,850
PAX Global Technology Ltd.(1)	1,031,000	1,476,816
Ping An Insurance (Group) Co. of China Ltd., H shares	378,500	5,093,419
Shenzhen International Holdings Ltd.	1,847,500	3,213,477
Sino Biopharmaceutical Ltd.	1,196,000	1,389,689
Tencent Holdings Ltd.	310,915	6,221,235
Vipshop Holdings Ltd., ADR(1)	76,938	1,711,871
ZTE Corp., H shares	420,720	1,066,112

		70,830,300
Peru – 0.5%
Credicorp Ltd.	10,499	1,458,521

		1,458,521
Philippines – 0.9%
Puregold Price Club, Inc.	1,747,900	1,433,563
Vista Land & Lifescapes, Inc.	6,902,900	971,983

		2,405,546
Qatar – 1.0%
Al Meera Consumer Goods Co.	38,821	2,684,104

		2,684,104

18	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS FUND

June 30, 2015 (unaudited)	Shares	Value
Russia – 4.0%
Gazprom OAO, ADR	334,567	$1,763,168
Lukoil OAO, ADR	70,551	3,108,456
MMC Norilsk Nickel PJSC, ADR	95,809	1,614,311
Sberbank of Russia, ADR	520,123	2,716,810
X5 Retail Group N.V., GDR (Reg S)(1)	107,261	1,785,896

		10,988,641
South Africa – 6.7%
Capitec Bank Holdings Ltd.	73,205	2,915,614
Mondi Ltd.	95,323	2,089,476
Naspers Ltd., N shares	37,620	5,850,073
Sasol Ltd.	38,500	1,425,644
Standard Bank Group Ltd.	187,072	2,461,753
Steinhoff International Holdings Ltd.	394,713	2,498,029
Telkom S.A. SOC Ltd.(1)	196,904	1,037,626

		18,278,215
South Korea – 16.4%
BNK Financial Group, Inc.	194,177	2,468,721
CJ CheilJedang Corp.	5,639	2,227,592
CJ Corp.	9,577	2,537,272
GS Retail Co. Ltd.	66,108	2,765,779
Hana Tour Service, Inc.	25,407	2,899,539
Hanwha Life Insurance Co. Ltd.	192,732	1,370,356
Hyundai Development Co.	34,732	2,057,532
Hyundai Elevator Co. Ltd.(1)	20,382	1,379,643
KB Financial Group, Inc.	79,756	2,634,172
Korea Electric Power Corp.	73,825	3,017,604
LG Chem Ltd.	7,866	1,961,671
NCSoft Corp.	8,157	1,449,476
POSCO, ADR	24,503	1,202,852
Samkee Automotive Co. Ltd.	254,767	874,844
Samsung Electro-Mechanics Co. Ltd.	13,066	597,646
Samsung Electronics Co. Ltd.	9,055	10,273,669
Silicon Works Co. Ltd.	30,832	1,037,637
SK Hynix, Inc.	31,214	1,183,058
Soulbrain Co. Ltd.	26,427	1,155,797
Wonik IPS Co. Ltd.(1)	139,587	1,773,208

		44,868,068
Taiwan – 13.3%
CTBC Financial Holding Co. Ltd.	4,845,117	3,816,348
Fubon Financial Holding Co. Ltd.	1,309,000	2,601,489
Fulgent Sun International Holding Co. Ltd.	649,000	1,735,090

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	19

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

June 30, 2015 (unaudited)	Shares	Value
Taiwan (continued)
Hota Industrial Manufacturing Co. Ltd.	877,000	$2,818,134
Largan Precision Co. Ltd.	24,000	2,739,617
Lion Travel Service Co. Ltd.	163,000	884,882
Nan Ya Plastics Corp.	939,000	2,204,022
Powertech Technology, Inc.	680,000	1,471,407
Primax Electronics Ltd.	1,549,000	1,960,838
Taishin Financial Holding Co. Ltd.	5,557,000	2,315,208
Taiwan Mobile Co. Ltd.	643,000	2,147,028
Taiwan Paiho Ltd.	885,000	2,495,083
Taiwan Semiconductor Manufacturing Co. Ltd.	2,036,998	9,265,524

		36,454,670
Thailand – 3.3%
AP Thailand PCL (Reg F)(2)	7,286,300	1,550,564
Bangkok Dusit Medical Services PCL (Reg F)(2)	2,083,600	1,213,446
GFPT PCL (Reg F)(2)	2,623,200	929,594
Thai Oil PCL (Reg F)(2)	979,300	1,591,002
Thai Union Frozen Products PCL (Reg F)(2)	2,629,100	1,693,467
The Siam Cement PCL (Reg F)	130,100	1,991,290

		8,969,363
Turkey – 2.2%
Celebi Hava Servisi A.S.	141,021	1,798,393
Tat Gida Sanayi A.S.(1)	602,160	1,496,357
Turkiye Garanti Bankasi A.S.	893,359	2,786,255

		6,081,005
United Arab Emirates – 1.3%
Air Arabia PJSC	4,147,683	1,819,059
Dubai Islamic Bank PJSC	928,177	1,717,963

		3,537,022
Total Common Stocks (Cost $233,247,980)		261,212,675

	Shares	Value
Preferred Stocks – 3.0%
Brazil – 3.0%
Banco Bradesco S.A.	440,182	4,034,990
Comp. Lorenz S.A.(1)(2)(3)	4,700,000	—
Itau Unibanco Holding S.A.	362,756	3,992,638

		8,027,628
Total Preferred Stocks (Cost $10,289,603)		8,027,628

20	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS FUND

June 30, 2015 (unaudited)	Rights	Value
Rights – 0.0%
South Korea – 0.0%
Hyundai Elevator Co. Ltd.(1)	4,152	$63,837

		63,837
Total Rights (Cost $0)		63,837

	Principal Amount	Value
Repurchase Agreements – 1.2%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $3,365,000, due 7/1/2015(4)	$3,365,000	3,365,000
Total Repurchase Agreements (Cost $3,365,000)		3,365,000
Total Investments - 99.6% (Cost $246,902,583)		272,669,140
Other Assets, Net - 0.4%		1,201,310
Total Net Assets - 100.0%		$273,870,450

(1)	Non-income-producing security.
(2)	Fair valued security. See 1a in Notes to Financial Statements.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets

Comp. Lorenz S.A.	4,700,000	$179,645	$—	6/27/1997	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	2.25%	11/15/2024	$3,432,750

Legend:

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	21

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Argentina	$1,680,828	$—		$—	$1,680,828
Brazil	9,408,280	—		—	9,408,280
Chile	1,327,813	—		—	1,327,813
Greece	1,473,757	—		—	1,473,757
Hong Kong	—	1,979,564	*	—	1,979,564
India	6,721,672	10,534,068	*	—	17,255,740
Indonesia	748,049	2,639,124	*	—	3,387,173
Mexico	18,144,065	—		—	18,144,065
People’s Republic of China	3,017,660	67,812,640	*	—	70,830,300
Peru	1,458,521	—		—	1,458,521
Philippines	—	2,405,546	*	—	2,405,546
Qatar	—	2,684,104	*	—	2,684,104
Russia	3,801,146	7,187,495	*	—	10,988,641
South Africa	—	18,278,215	*	—	18,278,215
South Korea	1,202,852	43,665,216	*	—	44,868,068
Taiwan	—	36,454,670	*	—	36,454,670
Thailand	—	8,969,363	*	—	8,969,363
Turkey	1,496,357	4,584,648	*	—	6,081,005
United Arab Emirates	—	3,537,022	*	—	3,537,022

Preferred Stocks	8,027,628	—		—	8,027,628

Rights	63,837	—		—	63,837

Repurchase Agreements	—	3,365,000		—	3,365,000

Total	$58,572,465	$214,096,675		$—	$272,669,140

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 1a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

22	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS FUND

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)

Balance as of 12/31/2014	$2,052,772

Change in unrealized appreciation/depreciation	—

Net realized gain	—

Purchases	—

Sales	—

Transfers into/out of Level 3	(2,052,772)

Balance as of 6/30/2015	$—

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	23

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 98.7%
Brazil – 1.0%
CVC Brasil Operadora e Agencia de Viagens S.A.	48,400	$292,663

		292,663
Georgia – 0.5%
TBC Bank JSC, GDR (Reg S)	15,200	156,456

		156,456
Hong Kong – 4.9%
Beijing Urban Construction Design & Development Group Co. Ltd., H shares	169,000	144,752
Chanjet Information Technology Co. Ltd., H shares	26,800	93,266
Huadian Fuxin Energy Corp. Ltd., H shares	416,000	199,352
Lee’s Pharmaceutical Holdings Ltd.	100,500	166,991
Man Wah Holdings Ltd.	140,800	137,702
Nexteer Automotive Group Ltd.	328,000	341,110
Xinyi Solar Holdings Ltd.	750,000	308,792

		1,391,965
India – 5.9%
Cadila Healthcare Ltd.	15,095	426,917
CESC Ltd.	13,645	118,963
Container Corp. of India Ltd.	13,541	356,587
Dewan Housing Finance Corp. Ltd.	21,596	141,989
UPL Ltd.	20,095	168,544
Voltas Ltd.	42,244	208,470
Yes Bank Ltd.	20,592	272,872

		1,694,342
Indonesia – 2.0%
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	3,062,700	188,120
PT Pakuwon Jati Tbk	5,694,600	183,123
PT Sri Rejeki Isman Tbk	8,179,700	185,895

		557,138
Malaysia – 2.2%
KPJ Healthcare Bhd	248,900	278,388
Top Glove Corp. Bhd	199,500	351,623

		630,011
Mexico – 5.5%
Banregio Grupo Financiero S.A.B. de C.V.	36,400	211,904
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(1)	304,912	363,547
Gruma S.A.B. de C.V., Class B	16,300	210,264
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	2,567	175,814

24	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS SMALL CAP FUND

June 30, 2015 (unaudited)	Shares	Value
Mexico (continued)
Grupo Financiero Interacciones S.A. de C.V., Class O	15,900	$96,862
Megacable Holdings S.A.B. de C.V.	67,100	280,866
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	21,500	230,081

		1,569,338
People’s Republic of China – 21.6%
Boer Power Holdings Ltd.	79,000	167,540
China BlueChemical Ltd., H shares	928,000	339,712
China Galaxy Securities Co. Ltd., H shares	72,500	94,607
China Lilang Ltd.	209,000	241,360
China Machinery Engineering Corp., H shares	174,000	187,356
China Resources Gas Group Ltd.	106,000	313,210
China Shipping Development Co. Ltd., H shares	184,000	139,084
China Taiping Insurance Holdings Co. Ltd.(1)	79,800	285,698
Chinasoft International Ltd.(1)	96,000	52,323
Chongqing Changan Automobile Co. Ltd., Class B	97,700	249,502
Greatview Aseptic Packaging Co. Ltd.	585,000	331,505
iKang Healthcare Group, Inc., ADR(1)	14,969	289,501
Jiangnan Group Ltd.	1,496,000	431,762
New China Life Insurance Co. Ltd., H shares	70,600	422,117
Nine Dragons Paper Holdings Ltd.	153,000	133,070
PAX Global Technology Ltd.(1)	115,000	164,727
Poly Property Group Co. Ltd.	377,000	181,030
Shenzhen International Holdings Ltd.	299,250	520,505
Shenzhou International Group Holdings Ltd.	72,000	349,246
Sino Biopharmaceutical Ltd.	316,000	367,175
Sino-Ocean Land Holdings Ltd.	545,500	413,460
Tianjin Development Holdings Ltd.	290,000	283,944
ZTE Corp., H shares	72,960	184,882

		6,143,316
Peru – 0.4%
Intercorp Financial Services, Inc.	3,405	100,447

		100,447
Philippines – 2.2%
Puregold Price Club, Inc.	150,400	123,352
Universal Robina Corp.	69,970	300,858
Vista Land & Lifescapes, Inc.	1,383,700	194,836

		619,046
Qatar – 1.1%
Al Meera Consumer Goods Co.	4,553	314,797

		314,797

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	25

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

June 30, 2015 (unaudited)	Shares	Value
Russia – 1.8%
Lenta Ltd., GDR (Reg S)(1)	25,884	$193,054
Novolipetsk Steel OJSC, GDR (Reg S)	6,171	82,074
PhosAgro OAO, GDR (Reg S)	19,042	243,738

		518,866
South Africa – 4.6%
Capitec Bank Holdings Ltd.	6,326	251,952
Investec Ltd.	31,061	279,443
Mondi Ltd.	15,235	333,951
Omnia Holdings Ltd.	13,468	199,839
Super Group Ltd.(1)	92,899	241,064

		1,306,249
South Korea – 18.4%
BNK Financial Group, Inc.	30,961	393,631
Celltrion, Inc.(1)	4,037	282,342
CJ CheilJedang Corp.	1,163	459,424
CJ E&M Corp.(1)	2,620	183,831
GS Retail Co. Ltd.	9,094	380,468
Hana Tour Service, Inc.	2,679	305,737
Hansol Paper Co. Ltd.(1)	6,629	123,482
Hanssem Co. Ltd.	1,362	342,940
Hanwha Life Insurance Co. Ltd.	47,057	334,583
Hyundai Elevator Co. Ltd.(1)	3,256	220,396
KEPCO Plant Service & Engineering Co. Ltd.	4,786	506,296
Korea Petro Chemical Ind	627	108,234
Samkee Automotive Co. Ltd.	88,286	303,165
Silicon Works Co. Ltd.	12,844	432,259
Soulbrain Co. Ltd.	7,927	346,691
Wonik IPS Co. Ltd.(1)	40,172	510,315

		5,233,794
Taiwan – 19.9%
ASPEED Technology, Inc.	44,601	489,500
Chailease Holding Co. Ltd.	112,000	270,060
Cub Elecparts, Inc.	36,000	451,451
Ennoconn Corp.	19,000	226,703
Fulgent Sun International Holding Co. Ltd.	112,000	299,430
Grand Pacific Petrochemical	283,000	181,056
Hota Industrial Manufacturing Co. Ltd.	184,000	591,262
King Slide Works Co. Ltd.	22,000	293,426
King’s Town Bank Co. Ltd.	282,000	244,810
Largan Precision Co. Ltd.	3,000	342,452
Lion Travel Service Co. Ltd.	17,000	92,288

26	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS SMALL CAP FUND

June 30, 2015 (unaudited)	Shares	Value
Taiwan (continued)
Namchow Chemical Industrial Co. Ltd.	178,000	$389,482
Powertech Technology, Inc.	68,000	147,141
Primax Electronics Ltd.	298,000	377,230
Silergy Corp.	28,000	288,406
Sinmag Equipment Corp.	37,320	206,686
Taiwan Paiho Ltd.	125,000	352,413
Tong-Tai Machine & Tool Co. Ltd.	203,000	166,392
YC INOX Co. Ltd.	339,000	254,902

		5,665,090
Thailand – 3.8%
AP Thailand PCL (Reg F)(2)	1,644,000	349,852
Chularat Hospital PCL (Reg F)(2)	3,293,000	185,979
Thai Union Frozen Products PCL (Reg F)(2)	846,400	545,187

		1,081,018
Turkey – 2.2%
Celebi Hava Servisi A.S.	21,785	277,817
Tat Gida Sanayi A.S.(1)	61,632	153,154
Turkiye Sinai Kalkinma Bankasi A.S.	306,357	193,976

		624,947
United Arab Emirates – 0.7%
Air Arabia PJSC	468,951	205,669

		205,669
Total Common Stocks (Cost $25,304,414)		28,105,152

	Rights	Value
Rights – 0.0%
South Korea – 0.0%
Hyundai Elevator Co. Ltd.(1)	438	6,734

		6,734
Total Rights (Cost $0)		6,734
Total Investments - 98.7% (Cost $25,304,414)		28,111,886
Other Assets, Net - 1.3%		356,666
Total Net Assets - 100.0%		$28,468,552

(1)	Non-income-producing security.
(2)	Fair valued security. See 1a in Notes to Financial Statements.

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	27

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Brazil	$292,663	$—		$—	$292,663
Georgia	—	156,456	*	—	156,456
Hong Kong	166,991	1,224,974	*	—	1,391,965
India	426,917	1,267,425	*	—	1,694,342
Indonesia	185,895	371,243	*	—	557,138
Malaysia	630,011	—		—	630,011
Mexico	1,569,338	—		—	1,569,338
People’s Republic of China	638,747	5,504,569	*	—	6,143,316
Peru	100,447	—		—	100,447
Philippines	—	619,046	*	—	619,046
Qatar	—	314,797	*	—	314,797
Russia	325,812	193,054	*	—	518,866
South Africa	199,839	1,106,410	*	—	1,306,249
South Korea	506,296	4,727,498	*	—	5,233,794
Taiwan	—	5,665,090	*	—	5,665,090
Thailand	—	1,081,018	*	—	1,081,018
Turkey	153,154	471,793	*	—	624,947
United Arab Emirates	—	205,669	*	—	205,669

Rights	6,734	—		—	6,734

Total	$5,202,844	$22,909,042		$—	$28,111,886

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 1a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

28	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS SMALL CAP FUND

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)

Balance as of 12/31/2014	$586,083

Change in unrealized appreciation/depreciation	—

Net realized gain	—

Purchases	—

Sales	—

Transfers into/out of Level 3	(586,083)

Balance as of 6/30/2015	$—

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	29

SCHEDULE OF INVESTMENTS — RS CHINA FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 99.0%
Hong Kong – 4.7%
Beijing Urban Construction Design & Development Group Co. Ltd., H shares	401,000	$343,464
Chanjet Information Technology Co. Ltd., H shares	33,200	115,539
Huadian Fuxin Energy Corp. Ltd., H shares	350,000	167,723
Nexteer Automotive Group Ltd.	373,000	387,909
Xinyi Solar Holdings Ltd.	988,000	406,782

		1,421,417
People’s Republic of China – 91.9%
Alibaba Group Holding Ltd., ADR(1)	2,268	186,588
Bank of China Ltd., H shares	2,330,000	1,515,126
China CITIC Bank Corp. Ltd., H shares(1)	1,022,000	813,719
China Communications Construction Co. Ltd., H shares	273,000	406,229
China Construction Bank Corp., H shares	2,744,000	2,506,490
China Galaxy Securities Co. Ltd., H shares	214,000	279,253
China Life Insurance Co. Ltd., H shares	143,000	617,896
China Merchants Bank Co. Ltd., H shares	382,500	1,115,948
China Mobile Ltd.	147,000	1,883,546
China Overseas Land & Investment Ltd.	226,000	798,455
China Pacific Insurance (Group) Co. Ltd., H shares	50,400	242,099
China Petroleum & Chemical Corp., H shares	969,200	830,390
China Resources Land Ltd.	220,000	711,997
China Shipping Development Co. Ltd., H shares	252,000	190,485
China Southern Airlines Co. Ltd., H shares	240,000	281,141
China Taiping Insurance Holdings Co. Ltd.(1)	152,838	547,186
China Telecom Corp. Ltd., H shares	384,000	224,909
China Traditional Chinese Medicine Co. Ltd.(1)	358,000	292,232
China Unicom Hong Kong Ltd.	264,000	412,057
Chinasoft International Ltd.(1)	480,000	261,614
Chongqing Changan Automobile Co. Ltd., Class B	167,800	428,521
CNOOC Ltd.	720,000	1,023,160
ENN Energy Holdings Ltd.	50,000	300,667
Greatview Aseptic Packaging Co. Ltd.	411,000	232,903
Haitong Securities Co. Ltd., H shares	117,200	309,872
Hengan International Group Co. Ltd.	34,000	403,364
Industrial & Commercial Bank of China Ltd., H shares	1,135,000	899,190
Jiangnan Group Ltd.	1,040,000	300,155
Kweichow Moutai Co. Ltd., Class A(1)	5,407	224,834
New China Life Insurance Co. Ltd., H shares	108,800	650,514
Nine Dragons Paper Holdings Ltd.	287,000	249,615
PAX Global Technology Ltd.(1)	274,000	392,481
PetroChina Co. Ltd., H shares	296,000	328,892

30	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS CHINA FUND

June 30, 2015 (unaudited)	Shares	Value
People’s Republic of China (continued)
Ping An Insurance (Group) Co. of China Ltd., H shares	117,500	$1,581,180
Scud Group Ltd.(2)(3)	1,650,000	217,975
Shanghai Pharmaceuticals Holding Co. Ltd., H shares	105,800	294,398
Shenzhen International Holdings Ltd.	243,500	423,535
Shenzhou International Group Holdings Ltd.	70,000	339,545
Sino Biopharmaceutical Ltd.	492,000	571,678
Sino-Ocean Land Holdings Ltd.	357,000	270,587
Tencent Holdings Ltd.	140,255	2,806,424
Tianjin Development Holdings Ltd.	352,000	344,650
Vipshop Holdings Ltd., ADR(1)	17,317	385,303
Xinjiang Goldwind Science & Technology Co. Ltd., H shares	93,600	189,102
Zhuzhou CSR Times Electric Co. Ltd., H shares	52,500	394,466
ZTE Corp., H shares	93,920	237,995

		27,918,366
Taiwan – 2.4%
Hota Industrial Manufacturing Co. Ltd.	124,000	398,459
Taiwan Paiho Ltd.	120,000	338,316

		736,775
Total Common Stocks (Cost $23,467,075)		30,076,558

	Principal Amount	Value
Repurchase Agreements – 4.1%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2015, maturity value of $1,239,000, due 7/1/2015(4)	$1,239,000	1,239,000
Total Repurchase Agreements (Cost $1,239,000)		1,239,000
Total Investments - 103.1% (Cost $24,706,075)		31,315,558
Other Liabilities, Net - (3.1)%		(927,142)
Total Net Assets - 100.0%		$30,388,416

(1)	Non-income-producing security.
(2)	Fair valued security. See 1a in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	31

SCHEDULE OF INVESTMENTS — RS CHINA FUND

(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets

Scud Group Ltd.	1,650,000	$240,404	$217,975	7/3/2014- 10/23/2014	0.72%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Bond	3.75%	11/15/2043	$1,268,438

Legend:

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Hong Kong	$—	$1,421,417	*	$—	$1,421,417
People’s Republic of China
Scud Group Ltd.	—	—		217,975	217,975
Other	1,136,270	26,564,121	*	—	27,700,391
Taiwan	—	736,775	*	—	736,775

Repurchase Agreements	—	1,239,000		—	1,239,000

Total	$1,136,270	$29,961,313		$217,975	$31,315,558

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See 1a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

32	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS CHINA FUND

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)

Balance as of 12/31/2014	$326,028

Change in unrealized appreciation/depreciation	—

Net realized gain	—

Purchases	—

Sales	—

Transfers into/out of Level 3(1)	(108,053)

Balance as of 6/30/2015	$217,975

(1)

Transferred $217,975 from Level 2 to Level 3 because of lack of observable market data due to halt on trading in the relevant market. Transferred $326,028 from Level 3 to Level 2 due to trading resuming in the relevant market.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of Level 3 investments:

Security	Fair Value at 6/30/2015	Valuation Technique	Unobservable Input	Range of Unobservable Inputs

Scud Group Ltd.	$217,975	Exchange Close Price Adjusted to Fair Value	Closing price from 3/25/2015(2)	$0.13 per share

(2)	Last available exchange close price. The company requested trading in their stock be halted on 3/26/2015 pending an announcement of a significant event.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	33

FINANCIAL INFORMATION

Statements of Assets and Liabilities As of June 30, 2015 (unaudited)	RS International
Assets
Investments, at value	$31,152,267
Cash	—
Foreign currency, at value	24
Receivable for investments sold	518,259
Foreign tax reclaims receivable	341,255
Dividends receivable	114,271
Receivable for fund shares subscribed	11,797
Prepaid expenses	33,571

Total Assets	32,171,444

Liabilities
Payable for investments purchased	423,085
Payable for fund shares redeemed	196,617
Payable to adviser	6,829
Payable to distributor	1,429
Accrued trustees’ fees	512
Payable to custodian	366
Accrued foreign capital gains tax	—
Accrued expenses/other liabilities	50,962

Total Liabilities	679,800

Total Net Assets	$31,491,644

Net Assets Consist of:
Paid-in capital	$30,901,153
Accumulated net investment income/(loss)	411,802
Accumulated net realized gain/(loss) from investments, foreign currency transactions and foreign capital gains tax	(876,969)
Net unrealized appreciation on investments, foreign capital gains tax and translation of assets and liabilities in foreign currencies	1,055,658

Total Net Assets	$31,491,644

Investments, at Cost	$30,086,405

Foreign Currency, at Cost	$25

Pricing of Shares
Net Assets:
Class A	$21,685,992
Class C	2,502,907
Class K	3,374,917
Class Y	3,927,828
Shares of Beneficial Interest Outstanding with No Par Value:
Class A	2,056,139
Class C	319,746
Class K	341,432
Class Y	378,312
Net Asset Value Per Share:
Class A	$10.55
Class C	7.83
Class K	9.88
Class Y	10.38
Sales Charge Class A (Load)	4.75%
Maximum Offering Price Per Class A Share	$11.08

34	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Global	RS Emerging Markets	RS Emerging Markets Small Cap	RS China

$44,253,518	$272,669,140	$28,111,886	$31,315,558
—	—	309,947	576
6,056	735,785	53,340	75,458
1,277,687	—	—	2,476,790
39,248	—	174	—
102,156	1,676,833	44,957	435,054
194	352,038	3,100	4,005
37,466	43,567	24,500	37,250

45,716,325	275,477,363	28,547,904	34,344,691

176,444	20	5	430
584	908,579	—	3,869,776
21,827	233,317	20,571	28,140
1,991	8,904	592	1,695
647	4,384	423	373
1,105,420	19,334	—	—
—	193,727	23,426	—
50,267	238,648	34,335	55,861

1,357,180	1,606,913	79,352	3,956,275

$44,359,145	$273,870,450	$28,468,552	$30,388,416

$36,951,452	$246,115,039	$25,984,562	$23,734,783
276,433	(285,083)	(45,246)	233,476
904,799	2,466,332	(254,858)	(188,978)
6,226,461	25,574,162	2,784,094	6,609,135

$44,359,145	$273,870,450	$28,468,552	$30,388,416

$38,024,129	$246,902,583	$25,304,414	$24,706,075

$6,060	$735,946	$53,340	$75,533

$13,183,616	$112,486,518	$6,074,150	$12,978,184
7,352,328	20,816,633	2,771,553	5,332,429
5,627,726	23,904,946	—	5,140,915
18,195,475	116,662,353	19,622,849	6,936,888

1,064,787	6,263,891	551,488	1,024,926
602,764	1,493,036	254,118	423,946
457,700	1,407,489	—	407,421
1,463,889	6,486,793	1,774,534	547,539

$12.38	$17.96	$11.01	$12.66
12.20	13.94	10.91	12.58
12.30	16.98	—	12.62
12.43	17.98	11.06	12.67
4.75%	4.75%	4.75%	4.75%
$13.00	$18.86	$11.56	$13.29

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	35

FINANCIAL INFORMATION

Statements of Operations For the Six-Month Period Ended June 30, 2015 (unaudited)	RS International
Investment Income
Dividends	$729,576
Withholding taxes on foreign dividends	(57,570)

Total Investment Income	672,006

Expenses
Investment advisory fees	129,063
Distribution fees	51,097
Custodian fees	41,385
Transfer agent fees	35,358
Registration fees	30,170
Professional fees	20,232
Shareholder reports	3,945
Administrative service fees	2,371
Trustees’ fees	1,037
Insurance expense	510
Other expenses	5,922

Total Expenses	321,090

Less: Fee waiver by adviser	(79,793)

Total Expenses, Net	241,297

Net Investment Income	430,709

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax
Net realized gain from investments	231,798
Net realized loss from foreign currency transactions	(29,425)
Foreign capital gains taxes paid	—
Net change in unrealized appreciation/depreciation on investments	1,504,324
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	13,159
Net change in accrued foreign capital gains tax	—

Net Gain on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax	1,719,856

Net Increase in Net Assets Resulting from Operations	$2,150,565

36	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Global	RS Emerging Markets	RS Emerging Markets Small Cap	RS China

$623,522	$3,554,476	$276,500	$578,831
(33,081)	(363,721)	(21,814)	(47,232)

590,441	3,190,755	254,686	531,599

167,074	1,418,819	174,367	173,681
68,350	332,480	21,083	58,203
33,620	119,014	38,613	30,622
14,123	241,921	18,967	19,146
29,775	33,095	30,785	29,774
20,198	45,573	13,060	18,848
3,569	35,464	2,049	2,993
2,641	12,303	1,804	2,162
1,282	8,954	868	863
437	5,215	229	326
6,371	12,980	1,030	1,274

347,440	2,265,818	302,855	337,892

(43,133)	(1,252)	(61,957)	(46,514)

304,307	2,264,566	240,898	291,378

286,134	926,189	13,788	240,221

1,164,059	3,300,891	116,814	1,321,086
(20,069)	(356,589)	(25,666)	(8,452)
(3,098)	(301,315)	(55,329)	—
1,366,299	7,592,477	1,777,998	2,663,336
101	2,782	1,120	2,866
5,467	346,233	73,323	—

2,512,759	10,584,479	1,888,260	3,978,836

$2,798,893	$11,510,668	$1,902,048	$4,219,057

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	37

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS International

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment income	$430,709	$658,616
Net realized gain/(loss) from investments, foreign currency transactions and foreign capital gains tax	202,373	2,347,350
Net change in unrealized appreciation/depreciation on investments, foreign capital gains tax and translation of assets and liabilities in foreign currencies	1,517,483	(5,305,615)

Net Increase/(Decrease) in Net Assets Resulting from Operations	2,150,565	(2,299,649)

Distributions to Shareholders
Net investment income
Class A	—	(384,066)
Class C	—	(30,707)
Class K	—	(47,682)
Class Y	—	(91,867)
Net realized gain on investments
Class A	—	(4,412,552)
Class C	—	(551,945)
Class K	—	(700,813)
Class Y	—	(864,985)
Return of capital
Class A	—	—
Class C	—	—
Class K	—	—
Class Y	—	—

Total Distributions	—	(7,084,617)

Capital Share Transactions
Proceeds from sales of shares	3,123,748	5,904,297
Reinvestment of distributions	—	6,948,838
Cost of shares redeemed	(6,212,599)	(16,622,999)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(3,088,851)	(3,769,864)

Net Increase/(Decrease) in Net Assets	(938,286)	(13,154,130)

Net Assets
Beginning of period	32,429,930	45,584,060

End of period	$31,491,644	$32,429,930

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(18,907)

Accumulated Undistributed Net Investment Income/(Loss) Included in Net Assets	$411,802	$—

Other Information:
Shares
Sold	309,829	490,975
Reinvested	—	724,169
Redeemed	(614,610)	(1,324,255)

Net Increase/(Decrease)	(304,781)	(109,111)

[1]	Commenced operations on February 1, 2014.

38	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Global		RS Emerging Markets		RS Emerging Markets Small Cap

For the Six Months Ended 6/30/15	For the Year Ended 12/31/14	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14	For the Six Months Ended 6/30/15	For the Period Ended 12/31/14[1]

$286,134	$307,847	$926,189	$2,870,701	$13,788	$141,628
1,140,892	1,569,147	2,642,987	21,740,572	35,819	(470,053)
1,371,867	(144,670)	7,941,492	(33,713,890)	1,852,441	931,653

2,798,893	1,732,324	11,510,668	(9,102,617)	1,902,048	603,228

—	(91,456)	—	(1,125,631)	—	(48)
—	—	—	(114,142)	—	—
—	(12,097)	—	(219,191)	—	—
—	(163,358)	—	(1,841,904)	—	(30,921)

—	(623,015)	—	(8,504,697)	—	—
—	(317,576)	—	(1,888,848)	—	—
—	(255,963)	—	(1,738,949)	—	—
—	(811,850)	—	(8,442,564)	—	—

—	—	—	—	—	(18)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	(12,905)

—	(2,275,315)	—	(23,875,926)	—	(43,892)

6,147,158	5,871,373	30,543,516	97,330,940	611,920	29,313,494
—	464,702	—	22,109,189	—	963
(4,745,906)	(2,844,638)	(61,877,265)	(270,238,369)	(1,879,554)	(2,039,655)

1,401,252	3,491,437	(31,333,749)	(150,798,240)	(1,267,634)	27,274,802

4,200,145	2,948,446	(19,823,081)	(183,776,783)	634,414	27,834,138

40,159,000	37,210,554	293,693,531	477,470,314	27,834,138	—

$44,359,145	$40,159,000	$273,870,450	$293,693,531	$28,468,552	$27,834,138

$—	$(9,701)	$—	$(1,211,272)	$—	$(59,034)

$276,433	$—	$(285,083)	$—	$(45,246)	$—

503,220	482,652	1,718,768	5,083,921	54,444	2,897,095
—	40,039	—	1,335,859	—	94
(393,134)	(242,719)	(3,549,366)	(14,085,545)	(174,903)	(196,590)

110,086	279,972	(1,830,598)	(7,665,765)	(120,459)	2,700,599

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	39

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS China

	For the Six Months Ended 6/30/15	For the Year Ended 12/31/14

Operations
Net investment income	$240,221	$339,899
Net realized gain from investments and foreign currency transactions	1,312,634	928,375
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	2,666,202	627,309

Net Increase in Net Assets Resulting from Operations	4,219,057	1,895,583

Distributions to Shareholders
Net investment income
Class A	—	(120,245)
Class C	—	(22,526)
Class K	—	(37,971)
Class Y	—	(153,612)

Total Distributions	—	(334,354)

Capital Share Transactions
Proceeds from sales of shares	9,485,923	7,119,912
Reinvestment of distributions	—	25,990
Cost of shares redeemed	(13,514,431)	(7,210,596)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,028,508)	(64,694)

Net Increase in Net Assets	190,549	1,496,535

Net Assets
Beginning of period	30,197,867	28,701,332

End of period	$30,388,416	$30,197,867

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(6,745)

Accumulated Undistributed Net Investment Income Included in Net Assets	$233,476	$—

Other Information:
Shares
Sold	719,289	664,601
Reinvested	—	2,462
Redeemed	(1,089,590)	(675,482)

Net Decrease	(370,301)	(8,419)

40	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

www.rsinvestments.com	41

FINANCIAL INFORMATION

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception of each Fund’s share classes). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS International Fund
Class A
Six Months Ended 6/30/15[1]	$9.87	$0.14	$0.54	$0.68	$—	$—	$—
Year Ended 12/31/14	13.24	0.23	(0.98)	(0.75)	(0.21)	(2.41)	(2.62)
Year Ended 12/31/13	18.08	0.23	1.91	2.14	(0.87)	(6.11)	(6.98)
Year Ended 12/31/12	15.44	0.12	2.60	2.72	(0.08)	—	(0.08)
Year Ended 12/31/11	17.79	0.14	(2.61)	(2.47)	— [5]	—	— [5]
Year Ended 12/31/10	15.73	0.07	2.32	2.39	(0.37)	—	(0.37)

Class C
Six Months Ended 6/30/15[1]	$7.36	$0.07	$0.40	$0.47	$—	$—	$—
Year Ended 12/31/14	10.62	0.06	(0.78)	(0.72)	(0.13)	(2.41)	(2.54)
Year Ended 12/31/13	15.85	0.04	1.59	1.63	(0.75)	(6.11)	(6.86)
Year Ended 12/31/12	13.61	(0.02)	2.29	2.27	(0.03)	—	(0.03)
Year Ended 12/31/11	15.79	0.04	(2.34)	(2.30)	— [5]	—	— [5]
Year Ended 12/31/10	14.03	(0.05)	2.06	2.01	(0.29)	—	(0.29)

Class K
Six Months Ended 6/30/15[1]	$9.27	$0.11	$0.50	$0.61	$—	$—	$—
Year Ended 12/31/14	12.63	0.15	(0.94)	(0.79)	(0.16)	(2.41)	(2.57)
Year Ended 12/31/13	17.58	0.14	1.83	1.97	(0.81)	(6.11)	(6.92)
Year Ended 12/31/12	15.03	0.06	2.52	2.58	(0.03)	—	(0.03)
Year Ended 12/31/11	17.39	0.10	(2.58)	(2.48)	— [5]	—	— [5]
Year Ended 12/31/10	15.41	— [5]	2.26	2.26	(0.32)	—	(0.32)

Class Y
Six Months Ended 6/30/15[1]	$9.70	$0.15	$0.53	$0.68	$—	$—	$—
Year Ended 12/31/14	13.08	0.25	(0.96)	(0.71)	(0.26)	(2.41)	(2.67)
Year Ended 12/31/13	18.04	0.37	1.86	2.23	(1.08)	(6.11)	(7.19)
Year Ended 12/31/12	15.42	0.16	2.61	2.77	(0.15)	—	(0.15)
Year Ended 12/31/11	17.76	0.06	(2.47)	(2.41)	(0.05)	—	(0.05)
Year Ended 12/31/10	15.84	(0.04)	2.36	2.32	(0.44)	—	(0.44)

See notes to Financial Highlights on page 53.

42	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$10.55	6.89%		$21,686	1.40%	1.91%	2.76%	2.25%	59%
—	9.87	(5.80)%		22,388	1.40%	1.81%	1.74%	1.33%	186%
—	13.24	15.55%		31,483	1.40%	1.61%	1.46%	1.25%	41%	[7]
—	18.08	17.65%		34,005	1.34%	1.34%	0.73%	0.73%	21%
0.12	15.44	(13.19)%	[6]	29,807	1.40%	1.42%	0.82%	0.80%	15%
0.04	17.79	15.50%	[6]	32,556	1.54%	1.60%	0.45%	0.39%	23%

$—	$7.83	6.39%		$2,503	2.37%	2.80%	1.80%	1.37%	59%
—	7.36	(6.90)%		2,418	2.55%	2.75%	0.54%	0.34%	186%
—	10.62	14.24%		2,390	2.55%	2.55%	0.29%	0.29%	41%	[7]
—	15.85	16.69%		2,370	2.20%	2.20%	(0.12)%	(0.12)%	21%
0.12	13.61	(13.78)%	[6]	1,600	2.14%	2.14%	0.26%	0.26%	15%
0.04	15.79	14.61%	[6]	10,124	2.30%	2.30%	(0.32)%	(0.32)%	23%

$—	$9.88	6.58%		$3,375	1.91%	2.29%	2.31%	1.93%	59%
—	9.27	(6.37)%		3,403	1.96%	2.19%	1.20%	0.97%	186%
—	12.63	14.93%		4,479	1.96%	1.99%	0.91%	0.88%	41%	[7]
—	17.58	17.18%		4,247	1.74%	1.74%	0.38%	0.38%	21%
0.12	15.03	(13.55)%	[6]	4,132	1.78%	1.78%	0.59%	0.59%	15%
0.04	17.39	14.95%	[6]	17,234	1.95%	1.95%	0.03%	0.03%	23%

$—	$10.38	7.01%		$3,928	1.15%	1.71%	3.00%	2.44%	59%
—	9.70	(5.60)%		4,221	1.15%	1.51%	1.95%	1.59%	186%
—	13.08	16.29%		7,232	1.01%	1.01%	1.96%	1.96%	41%	[7]
—	18.04	18.00%		867,731	1.02%	1.02%	0.94%	0.94%	21%
0.12	15.42	(12.90)%	[6]	454,722	1.04%	1.04%	0.38%	0.38%	15%
0.04	17.76	14.93%	[6]	22,179	1.16%	1.16%	(0.22)%	(0.22)%	23%

See notes to Financial Highlights on page 53.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	43

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Global Fund
Class A
Six Months Ended 6/30/15[1]	$11.56	$0.08	$0.74	$0.82	$—	$—	$—
Year Ended 12/31/14	11.65	0.10	0.45	0.55	(0.08)	(0.56)	(0.64)
Year Ended 12/31/13	10.26	0.06	2.87	2.93	(0.13)	(1.41)	(1.54)
Year Ended 12/31/12	8.79	0.12	1.44	1.56	(0.09)	—	(0.09)
Period From 5/16/11[8] to 12/31/11[1]	10.00	0.02	(1.23)	(1.21)	—	—	—

Class C
Six Months Ended 6/30/15[1]	$11.43	$0.04	$0.73	$0.77	$—	$—	$—
Year Ended 12/31/14	11.54	0.01	0.44	0.45	—	(0.56)	(0.56)
Year Ended 12/31/13	10.19	(0.03)	2.84	2.81	(0.05)	(1.41)	(1.46)
Year Ended 12/31/12	8.74	0.06	1.44	1.50	(0.05)	—	(0.05)
Period From 5/16/11[8] to 12/31/11[1]	10.00	(0.03)	(1.23)	(1.26)	—	—	—

Class K
Six Months Ended 6/30/15[1]	$11.50	$0.06	$0.74	$0.80	$—	$—	$—
Year Ended 12/31/14	11.59	0.06	0.44	0.50	(0.03)	(0.56)	(0.59)
Year Ended 12/31/13	10.22	0.01	2.86	2.87	(0.09)	(1.41)	(1.50)
Year Ended 12/31/12	8.76	0.10	1.45	1.55	(0.09)	—	(0.09)
Period From 5/16/11[8] to 12/31/11[1]	10.00	(0.01)	(1.23)	(1.24)	—	—	—

Class Y
Six Months Ended 6/30/15[1]	$11.59	$0.11	$0.73	$0.84	$—	$—	$—
Year Ended 12/31/14	11.67	0.14	0.45	0.59	(0.11)	(0.56)	(0.67)
Year Ended 12/31/13	10.27	0.10	2.88	2.98	(0.17)	(1.41)	(1.58)
Year Ended 12/31/12	8.81	0.15	1.46	1.61	(0.15)	—	(0.15)
Period From 5/16/11[8] to 12/31/11[1]	10.00	0.03	(1.22)	(1.19)	—	—	—

See notes to Financial Highlights on page 53.

44	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$12.38	7.09%	$13,184	1.40%	1.58%	1.39%	1.21%	42%
11.56	4.70%	13,015	1.40%	1.63%	0.85%	0.62%	130%
11.65	29.02%	12,539	1.40%	1.67%	0.50%	0.23%	137%	[7]
10.26	17.81%	9,557	1.40%	1.95%	1.22%	0.67%	28%
8.79	(12.10)%	11,211	1.40%	1.78%	0.27%	(0.11)%	9%

$12.20	6.74%	$7,352	2.17%	2.40%	0.66%	0.43%	42%
11.43	3.87%	6,538	2.17%	2.43%	0.10%	(0.16)%	130%
11.54	28.04%	5,997	2.15%	2.42%	(0.26)%	(0.53)%	137%	[7]
10.19	17.18%	4,171	1.94%	2.49%	0.60%	0.05%	28%
8.74	(12.60)%	3,508	2.31%	2.69%	(0.60)%	(0.98)%	9%

$12.30	6.96%	$5,628	1.81%	2.02%	1.02%	0.81%	42%
11.50	4.25%	5,272	1.80%	2.04%	0.47%	0.23%	130%
11.59	28.47%	5,311	1.79%	2.06%	0.10%	(0.17)%	137%	[7]
10.22	17.70%	4,126	1.52%	2.07%	1.02%	0.47%	28%
8.76	(12.40)%	3,505	1.90%	2.28%	(0.19)%	(0.57)%	9%

$12.43	7.25%	$18,195	1.09%	1.31%	1.77%	1.55%	42%
11.59	5.04%	15,334	1.09%	1.33%	1.17%	0.93%	130%
11.67	29.50%	13,364	1.05%	1.32%	0.85%	0.58%	137%	[7]
10.27	18.30%	11,711	0.89%	1.44%	1.59%	1.04%	28%
8.81	(11.90)%	7,514	1.10%	1.48%	0.61%	0.23%	9%

See notes to Financial Highlights on page 53.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	45

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Emerging Markets Fund
Class A
Six Months Ended 6/30/15[1]	$17.22	$0.05	$0.69	$0.74	$—	$—	$—
Year Ended 12/31/14	19.34	0.12	(0.82)	(0.70)	(0.17)	(1.25)	(1.42)
Year Ended 12/31/13	23.88	0.09	(1.37)	(1.28)	(0.01)	(3.39)	(3.40)
Year Ended 12/31/12	21.13	0.07	2.73	2.80	(0.05)	—	(0.05)
Year Ended 12/31/11	26.74	0.07	(5.68)	(5.61)	—	—	—
Year Ended 12/31/10	23.12	(0.01)	4.18	4.17	(0.55)	—	(0.55)

Class C
Six Months Ended 6/30/15[1]	$13.43	$(0.01)	$0.52	$0.51	$—	$—	$—
Year Ended 12/31/14	15.43	(0.03)	(0.64)	(0.67)	(0.08)	(1.25)	(1.33)
Year Ended 12/31/13	19.90	(0.03)	(1.16)	(1.19)	—	(3.39)	(3.39)
Year Ended 12/31/12	17.72	(0.08)	2.26	2.18	—	—	—
Year Ended 12/31/11	22.59	(0.10)	(4.77)	(4.87)	—	—	—
Year Ended 12/31/10	19.63	(0.15)	3.52	3.37	(0.41)	—	(0.41)

Class K
Six Months Ended 6/30/15[1]	$16.31	$0.03	$0.64	$0.67	$—	$—	$—
Year Ended 12/31/14	18.44	0.07	(0.79)	(0.72)	(0.16)	(1.25)	(1.41)
Year Ended 12/31/13	22.97	0.07	(1.34)	(1.27)	—	(3.39)	(3.39)
Year Ended 12/31/12	20.36	0.01	2.60	2.61	—	—	—
Year Ended 12/31/11	25.86	(0.02)	(5.48)	(5.50)	—	—	—
Year Ended 12/31/10	22.41	(0.09)	4.04	3.95	(0.50)	—	(0.50)

Class Y
Six Months Ended 6/30/15[1]	$17.22	$0.08	$0.68	$0.76	$—	$—	$—
Year Ended 12/31/14	19.38	0.20	(0.83)	(0.63)	(0.28)	(1.25)	(1.53)
Year Ended 12/31/13	23.92	0.10	(1.30)	(1.20)	(0.09)	(3.39)	(3.48)
Year Ended 12/31/12	21.18	0.15	2.70	2.85	(0.11)	—	(0.11)
Year Ended 12/31/11	26.75	0.12	(5.69)	(5.57)	—	—	—
Year Ended 12/31/10	23.13	0.11	4.16	4.27	(0.65)	—	(0.65)

See notes to Financial Highlights on page 53.

46	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase From Contribution by Adviser	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$17.96	4.30%		$112,486	1.65%	1.65%	0.59%	0.59%	59%
—	17.22	(3.54)%		123,778	1.65%	1.69%	0.62%	0.58%	138%
0.14	19.34	(4.74)%	[9]	225,463	1.65%	1.65%	0.42%	0.42%	224%	[10]
—	23.88	13.26%		533,677	1.53%	1.53%	0.30%	0.30%	49%
—	21.13	(20.98)%		919,103	1.49%	1.49%	0.27%	0.27%	44%
—	26.74	18.15%		1,393,971	1.56%	1.56%	(0.03)%	(0.03)%	41%

$—	$13.94	3.80%		$20,817	2.45%	2.47%	(0.17)%	(0.19)%	59%
—	13.43	(4.25)%		21,416	2.45%	2.45%	(0.18)%	(0.18)%	138%
0.11	15.43	(5.46)%	[9]	31,349	2.43%	2.43%	(0.21)%	(0.21)%	224%	[10]
—	19.90	12.30%		52,280	2.32%	2.32%	(0.42)%	(0.42)%	49%
—	17.72	(21.56)%		62,237	2.26%	2.26%	(0.50)%	(0.50)%	44%
—	22.59	17.26%		104,109	2.31%	2.31%	(0.75)%	(0.75)%	41%

$—	$16.98	4.11%		$23,905	1.94%	1.94%	0.33%	0.33%	59%
—	16.31	(3.81)%		24,143	1.94%	1.94%	0.36%	0.36%	138%
0.13	18.44	(4.95)%	[9]	28,038	1.90%	1.90%	0.37%	0.37%	224%	[10]
—	22.97	12.82%		36,130	1.88%	1.88%	0.03%	0.03%	49%
—	20.36	(21.27)%		36,423	1.87%	1.87%	(0.09)%	(0.09)%	44%
—	25.86	17.71%		46,882	1.92%	1.92%	(0.38)%	(0.38)%	41%

$—	$17.98	4.41%		$116,662	1.32%	1.32%	0.93%	0.93%	59%
—	17.22	(3.18)%		124,357	1.31%	1.31%	1.03%	1.03%	138%
0.14	19.38	(4.32)%	[9]	192,620	1.31%	1.31%	0.46%	0.46%	224%	[10]
—	23.92	13.47%		776,722	1.31%	1.31%	0.64%	0.64%	49%
—	21.18	(20.82)%		554,099	1.32%	1.32%	0.49%	0.49%	44%
—	26.75	18.57%		633,433	1.19%	1.19%	0.47%	0.47%	41%

See notes to Financial Highlights on page 53.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	47

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[2]	Net Realized and Unrealized Gain	Total Operations	Distributions From Net Investment Income		Distributions From Net Realized Capital Gains	Return of Capital		Total Distributions
RS Emerging Markets Small Cap Fund
Class A
Six Months Ended 6/30/15[1]	$10.31	$(0.02)	$0.72	$0.70	$—		$—	$—		$—
Period From 1/31/14[8] to 12/31/14[1]	10.00	0.03	0.28	0.31	—	[5]	—	—	[5]	—	[5]

Class C
Six Months Ended 6/30/15[1]	$10.23	$(0.04)	$0.72	$0.68	$—		$—	$—		$—
Period From 1/31/14[8] to 12/31/14[1]	10.00	(0.04)	0.27	0.23	—		—	—		—

Class Y
Six Months Ended 6/30/15[1]	$10.32	$0.02	$0.72	$0.74	$—		$—	$—		$—
Period From 1/31/14[8] to 12/31/14[1]	10.00	0.08	0.26	0.34	(0.02)		—	—	[5]	(0.02)

See notes to Financial Highlights on page 53.

48	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$11.01	6.79%	$6,074	2.06%	2.61%	(0.29)%	(0.84)%	58%
$10.31	3.10%	$6,808	1.88%	2.29%	0.30%	(0.11)%	110%

$10.91	6.65%	$2,772	2.58%	3.03%	(0.74)%	(1.19)%	58%
$10.23	2.30%	$2,586	2.69%	3.10%	(0.43)%	(0.84)%	110%

$11.06	7.17%	$19,623	1.50%	1.91%	0.34%	(0.07)%	58%
$10.32	3.45%	$18,440	1.50%	1.91%	0.76%	0.35%	110%

See notes to Financial Highlights on page 53.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	49

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS China Fund
Class A
Six Months Ended 6/30/15[1]	$10.90	$0.09	$1.67	$1.76	$—	$—	$—
Year Ended 12/31/14	10.31	0.12	0.59	0.71	(0.12)	—	(0.12)
Year Ended 12/31/13	9.06	0.11	1.28	1.39	(0.14)	—	(0.14)
Year Ended 12/31/12	7.51	0.07	1.55	1.62	(0.07)	—	(0.07)
Period From 5/16/11[8] to 12/31/11[1]	10.00	0.06	(2.49)	(2.43)	(0.06)	—	(0.06)

Class C
Six Months Ended 6/30/15[1]	$10.86	$0.05	$1.67	$1.72	$—	$—	$—
Year Ended 12/31/14	10.30	0.05	0.57	0.62	(0.06)	—	(0.06)
Year Ended 12/31/13	9.05	0.04	1.27	1.31	(0.06)	—	(0.06)
Year Ended 12/31/12	7.50	0.02	1.56	1.58	(0.03)	—	(0.03)
Period From 5/16/11[8] to 12/31/11[1]	10.00	—[5]	(2.50)	(2.50)	—	—	—

Class K
Six Months Ended 6/30/15[1]	$10.88	$0.07	$1.67	$1.74	$—	$—	$—
Year Ended 12/31/14	10.32	0.09	0.56	0.65	(0.09)	—	(0.09)
Year Ended 12/31/13	9.06	0.07	1.29	1.36	(0.10)	—	(0.10)
Year Ended 12/31/12	7.51	0.04	1.56	1.60	(0.05)	—	(0.05)
Period From 5/16/11[8] to 12/31/11[1]	10.00	0.03	(2.50)	(2.47)	(0.02)	—	(0.02)

See notes to Financial Highlights on page 53.

50	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$12.66	16.15%	$12,978	1.75%	2.10%	1.53%	1.18%	67%
10.90	6.88%	11,373	1.75%	2.26%	1.18%	0.67%	133%
10.31	15.33%	10,919	1.75%	2.05%	1.12%	0.82%	200%	[10]
9.06	21.65%	8,500	1.75%	2.06%	0.81%	0.50%	23%
7.51	(24.32)%	6,784	1.75%	2.27%	1.20%	0.68%	9%

$12.58	15.84%	$5,332	2.50%	2.75%	0.90%	0.65%	67%
10.86	5.99%	4,434	2.50%	2.87%	0.50%	0.13%	133%
10.30	14.51%	4,192	2.52%	2.82%	0.41%	0.11%	200%	[10]
9.05	21.12%	3,661	2.26%	2.57%	0.29%	(0.02)%	23%
7.50	(25.00)%	3,017	2.98%	3.50%	(0.01)%	(0.53)%	9%

$12.62	15.99%	$5,141	2.14%	2.40%	1.19%	0.93%	67%
10.88	6.36%	4,433	2.14%	2.49%	0.86%	0.51%	133%
10.32	14.98%	4,204	2.16%	2.46%	0.78%	0.48%	200%	[10]
9.06	21.33%	3,657	2.04%	2.35%	0.51%	0.20%	23%
7.51	(24.66)%	3,014	2.35%	2.87%	0.63%	0.11%	9%

See notes to Financial Highlights on page 53.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	51

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[2]	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS China Fund — (continued)
Class Y
Six Months Ended 6/30/15[1]	$10.89	$0.12	$1.66	$1.78	$—	$—	$—
Year Ended 12/31/14	10.32	0.16	0.58	0.74	(0.17)	—	(0.17)
Year Ended 12/31/13	9.06	0.15	1.28	1.43	(0.17)	—	(0.17)
Year Ended 12/31/12	7.51	0.09	1.56	1.65	(0.10)	—	(0.10)
Period From 5/16/11[8] to 12/31/11[1]	10.00	0.08	(2.50)	(2.42)	(0.07)	—	(0.07)

52	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$12.67	16.35%	$6,937	1.42%	1.68%	2.06%	1.80%	67%
10.89	7.19%	9,958	1.42%	1.77%	1.58%	1.23%	133%
10.32	15.77%	9,386	1.43%	1.73%	1.54%	1.24%	200%	[10]
9.06	22.03%	7,947	1.43%	1.74%	1.12%	0.81%	23%
7.51	(24.13)%	6,485	1.41%	1.93%	1.56%	1.04%	9%

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

[4]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

[5]	Rounds to $0.00 per share.

[6]

Without the effect of the income from regulatory settlements, the total returns would have been for 2011 (13.49)%, (14.07)%, (13.86)%, and (13.16)%; for 2010 15.17%, 14.32%, 14.68%, and 14.93% for Class A, Class C, Class K and Class Y, respectively. The total return impact from regulatory settlements is calculated based on average shares outstanding for the period.

[7]	The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund’s new portfolio management team, effective as of July 1, 2013.

[8]	Inception date.

[9]

Without the effect of the contribution by adviser, the total returns would have been (5.50)%, (6.22)%, (5.64)%, and (5.05)% for Class A, Class C, Class K and Class Y, respectively. The total return impact from contribution by adviser is calculated based on average shares outstanding for the period.

[10]	The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund’s new portfolio management team, effective as of March 1, 2013.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	53

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Notes to Financial Statements

June 30, 2015 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to five series offered by the Trust: RS International Fund, RS Global Fund, RS Emerging Markets Fund, RS Emerging Markets Small Cap Fund and RS China Fund (each a “Fund,” collectively the “Funds”). All of the Funds are diversified funds. The financial statements for the other remaining series of the Trust are presented in separate reports.

RS International Fund, RS Global Fund, RS Emerging Markets Fund, and RS China Fund offer Class A, C, K and Y shares. RS Emerging Markets Small Cap Fund offers Class A, C and Y shares. The various classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, except for certain differences, including class-specific expenses and voting rights with respect to matters affecting fewer than all classes or in which the interests of one class differ from the interests of any other class.

The Trust has an unlimited number of authorized shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”) less any applicable sales charge.

Note 1 Significant Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates market value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

54	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of a Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2015, the Funds held securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after

www.rsinvestments.com	55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 related to securities which have significant unobservable inputs, as they trade infrequently or not at all.

Transfers into and out of each level of the fair value hierarchy for the six months ended June 30, 2015, were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS Global Fund
Common Stocks	$—	$(231,863)	$231,863	$—	$—	$—
RS Emerging Markets Fund
Common Stocks	4,011,074	(2,266,904)	4,319,676	(4,011,074)	—	(2,052,772)
RS Emerging Markets Small Cap Fund
Common Stocks	1,685,392	(490,566)	1,076,649	(1,685,392)	—	(586,083)
RS China Fund
Common Stocks	—	(428,520)	754,548	(217,975)	217,975	(326,028)

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

56	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2015, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2015, the Funds did not incur any such interest or penalties. RS International Fund and RS Emerging Markets Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state authorities for tax years before 2010. RS Global Fund, RS Emerging Markets Small Cap Fund and RS China Fund are subject to U.S. federal and state authority examination since inception.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Forward Foreign Currency Contracts The Funds may enter into forward foreign currency contracts. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a Fund’s counterparty to meet the terms of a contract and from unanticipated movements in the value of a currency relative to another currency. Fluctuations in the values of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

liabilities denominated in foreign currencies by the Funds. When a forward contract is closed, a Fund will record a realized gain or loss equal to the increase or decrease in the value of such forward contract between the time it was opened and the time it was closed. Such amounts are recorded as net realized gains or losses on foreign currency related transactions.

f. Foreign Capital Gains Tax Gains realized by the Funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for non-U.S. taxes likely to be payable upon the sale of such securities.

g. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of the day.

h. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

i. Distributions to Shareholders Each Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

j. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS International Fund	0.80%
RS Global Fund	0.80%
RS Emerging Markets Fund	1.00%
RS Emerging Markets Small Cap Fund	1.25%
RS China Fund	1.10%

58	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2016, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to the following rates:

Fund	Expense Limitation
	Class A		Class C		Class K		Class Y
RS International Fund	1.40%		2.15%	(1)	1.80%	(1)	1.15%
RS Global Fund	1.40%		2.17%		1.81%		1.09%
RS Emerging Markets Fund	1.65%		2.45%		1.96%		1.32%
RS Emerging Markets Small Cap Fund	1.75%	(2)	2.50%	(2)	N/A		1.50%
RS China Fund	1.75%		2.50%		2.14%		1.42%
(1)	The expense limitation in effect from January 1, 2015, through April 30, 2015, was 2.65% for Class C shares, and 1.96% for Class K shares.
(2)

The expense limitation in effect from January 1, 2015, through April 30, 2015, was 1.50% for Class Y shares, and the fee waiver for each of the other classes of the Fund was equal to the level of fee waiver for Class Y shares.

RS Investments does not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with RSFD for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, RSFD is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. For the six months ended June 30, 2015, RSFD received distribution fees as follows:

Fund		Annual Rate	Distribution Fees
RS International Fund	Class A	0.25%	$27,451
	Class C	1.00%	11,995
	Class K	0.65%	11,651
	Class Y	0.00%	—
RS Global Fund	Class A	0.25%	$16,169
	Class C	1.00%	34,324
	Class K	0.65%	17,857
	Class Y	0.00%	—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund		Annual Rate	Distribution Fees
RS Emerging Markets Fund	Class A	0.25%	$148,009
	Class C	1.00%	103,910
	Class K	0.65%	80,561
	Class Y	0.00%	—
RS Emerging Markets Small Cap Fund	Class A	0.25%	$7,618
	Class C	1.00%	13,465
	Class Y	0.00%	—
RS China Fund	Class A	0.25%	$15,615
	Class C	1.00%	26,549
	Class K	0.65%	16,039
	Class Y	0.00%	—

RS Investments may perform certain services and incur certain expenses with respect to the promotion of the Funds’ shares and the servicing of shareholder accounts, which expenses are allocable to RSFD. RS Investments compensates RSFD for its services in connection with the promotion of Fund shares and reimburses RSFD for its expenses, including payments made by RSFD to third parties in respect of the promotion of Fund shares, in excess of amounts received by RSFD under the distribution plan. In addition to payments under the distribution plan, the Funds reimburse RSFD for payments RSFD makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner reviewed by the Board of Trustees periodically. Such amounts are included in the Statement of Operations as “Transfer agent fees.”

Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2015, PAS informed the Trust it received $947,626 directly or indirectly from RSFD as continuing compensation for its services relating to its distribution of shares of all series in the Trust.

For the six months ended June 30, 2015, aggregate front-end sales charges for the sale of Class A shares paid to RSFD were as follows:

Fund	Sales Charges
RS International Fund	$2,160
RS Global Fund	997
RS Emerging Markets Fund	3,882
RS Emerging Markets Small Cap Fund	257
RS China Fund	1,466

60	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RSFD is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2015, RSFD received CDSL charges as follows:

Fund	CDSL
RS International Fund	$14
RS Global Fund	268
RS Emerging Markets Fund	376
RS Emerging Markets Small Cap Fund	—
RS China Fund	347

See Note 4b for information on ownership concentration by affiliates of the Funds.

Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2014, which is the most recently completed tax year, was as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
RS International Fund	$6,707,333	$377,284	$—
RS Global Fund	1,955,322	319,993	—
RS Emerging Markets Fund	9,693,310	14,182,616	—
RS Emerging Markets Small Cap Fund	30,968	—	12,924
RS China Fund	334,354	—	—

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2014, the Funds made the following reclassifications of permanent book and tax basis differences:

Fund	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
RS International Fund	$—	$(97,648)	$97,648
RS Global Fund	(11,047)	(15,035)	26,082
RS Emerging Markets Fund	(159,145)	(548,667)	707,812
RS Emerging Markets Small Cap Fund	(9,682)	(169,694)	179,376
RS China Fund	(52,819)	(6,383)	59,202

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The tax basis of distributable earnings as of December 31, 2014, was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
RS International Fund	$—	$380
RS Global Fund	—	35,295
RS Emerging Markets Fund	—	5,655,860
RS China Fund	131,378	—

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2014, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS China Fund	$1,014,312

See the chart below for capital loss carryovers available to the Funds at December 31, 2014.

Fund	Amount
RS Emerging Markets Small Cap Fund	$83,824
RS China Fund	1,177,393

In determining their taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the Funds elected to defer net capital and currency losses as follows:

Fund	Deferred Net Capital Losses
RS International Fund	$679,593
RS Global Fund	116,124
RS Emerging Markets Fund	4,406,090
RS Emerging Markets Small Cap Fund	237,096

b. Tax Basis of Investments The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at June 30, 2015, for each Fund is

62	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

listed in the chart below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS International Fund	$30,441,627	$710,640	$1,801,788	$(1,091,148)
RS Global Fund	38,170,150	6,083,368	6,818,748	(735,380)
RS Emerging Markets Fund	249,826,350	22,842,790	34,052,646	(11,209,856)
RS Emerging Markets Small Cap Fund	25,307,892	2,803,994	3,657,961	(853,967)
RS China Fund	25,201,661	6,113,897	6,649,962	(536,065)

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions, including conversions and exchanges, in capital shares for the Funds were as follows:

RS International Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	191,043	$2,033,026	148,999	$1,941,893
Shares reinvested	—	—	476,536	4,736,763
Shares redeemed	(404,251)	(4,189,419)	(733,328)	(9,395,132)

Net decrease	(213,208)	$(2,156,393)	(107,793)	$(2,716,476)

Class C
Shares sold	36,550	$285,290	105,986	$967,470
Shares reinvested	—	—	73,240	542,706
Shares redeemed	(45,495)	(345,965)	(75,560)	(729,217)

Net increase/(decrease)	(8,945)	$(60,675)	103,666	$780,959

Class K
Shares sold	29,726	$289,590	67,973	$837,178
Shares reinvested	—	—	80,138	748,495
Shares redeemed	(55,440)	(548,520)	(135,517)	(1,666,698)

Net increase/(decrease)	(25,714)	$(258,930)	12,594	$(81,025)

Class Y
Shares sold	52,510	$515,842	168,017	$2,157,756
Shares reinvested	—	—	94,255	920,874
Shares redeemed	(109,424)	(1,128,695)	(379,850)	(4,831,952)

Net decrease	(56,914)	$(612,853)	(117,578)	$(1,753,322)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Global Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	173,103	$2,084,381	75,289	$903,865
Shares reinvested	—	—	7,739	89,843
Shares redeemed	(234,036)	(2,853,115)	(33,353)	(396,220)

Net increase/(decrease)	(60,933)	$(768,734)	49,675	$597,488

Class C
Shares sold	62,014	$754,789	70,183	$819,099
Shares reinvested	—	—	5,252	60,289
Shares redeemed	(31,100)	(371,421)	(23,254)	(268,385)

Net increase	30,914	$383,368	52,181	$611,003

Class K
Shares sold	521	$6,468	—	$—
Shares reinvested	—	—	53	611
Shares redeemed	(1,096)	(13,585)	—	—

Net increase/(decrease)	(575)	$(7,117)	53	$611

Class Y
Shares sold	267,582	$3,301,520	337,180	$4,148,409
Shares reinvested	—	—	26,995	313,959
Shares redeemed	(126,902)	(1,507,785)	(186,112)	(2,180,033)

Net increase	140,680	$1,793,735	178,063	$2,282,335

RS Emerging Markets Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	674,181	$12,325,208	1,753,066	$33,714,184
Shares reinvested	—	—	546,897	9,308,182
Shares redeemed	(1,596,524)	(28,550,144)	(6,771,057)	(130,854,621)

Net decrease	(922,343)	$(16,224,936)	(4,471,094)	$(87,832,255)

Class C
Shares sold	132,998	$1,882,225	240,904	$3,619,992
Shares reinvested	—	—	138,184	1,833,705
Shares redeemed	(235,047)	(3,270,748)	(815,386)	(12,317,957)

Net decrease	(102,049)	$(1,388,523)	(436,298)	$(6,864,260)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RS Emerging Markets Fund — continued

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class K
Shares sold	147,894	$2,495,803	362,129	$6,569,643
Shares reinvested	—	—	121,037	1,951,112
Shares redeemed	(220,285)	(3,743,967)	(523,747)	(9,500,935)

Net decrease	(72,391)	$(1,248,164)	(40,581)	$(980,180)

Class Y
Shares sold	763,695	$13,840,280	2,727,822	$53,427,121
Shares reinvested	—	—	529,741	9,016,190
Shares redeemed	(1,497,510)	(26,312,406)	(5,975,355)	(117,564,856)

Net decrease	(733,815)	$(12,472,126)	(2,717,792)	$(55,121,545)

RS Emerging Markets Small Cap Fund

	For the Six Months Ended 6/30/15		For the Period Ended 12/31/14*
	Shares	Amount	Shares	Amount
Class A
Shares sold	47,144	$529,850	821,471	$8,508,152
Shares reinvested	—	—	2	16
Shares redeemed	(156,308)	(1,685,460)	(160,821)	(1,659,448)

Net increase/(decrease)	(109,164)	$(1,155,610)	660,652	$6,848,720

Class C
Shares sold	1,406	$15,450	252,716	$2,529,820
Shares redeemed	—	—	(4)	(40)

Net increase	1,406	$15,450	252,712	$2,529,780

Class Y
Shares sold	5,894	$66,620	1,822,908	$18,275,522
Shares reinvested	—	—	92	947
Shares redeemed	(18,595)	(194,094)	(35,765)	(380,167)

Net increase/(decrease)	(12,701)	$(127,474)	1,787,235	$17,896,302

*	Inception date was January 31, 2014.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS China Fund

	For the Six Months Ended 6/30/15		For the Year Ended 12/31/14
	Shares	Amount	Shares	Amount
Class A
Shares sold	156,253	$2,103,589	143,214	$1,430,786
Shares reinvested	—	—	1,821	19,223
Shares redeemed	(175,128)	(2,364,139)	(159,801)	(1,559,152)

Net decrease	(18,875)	$(260,550)	(14,766)	$(109,143)

Class C
Shares sold	45,728	$558,775	2,279	$25,156
Shares reinvested	—	—	21	228
Shares redeemed	(29,882)	(367,171)	(1,054)	(10,007)

Net increase	15,846	$191,604	1,246	$15,377

Class K
Shares sold	—	$—	38	$369
Shares redeemed	—	—	(110)	(1,075)

Net increase/(decrease)	—	$—	(72)	$(706)

Class Y
Shares sold	517,308	$6,823,559	519,070	$5,663,601
Shares reinvested	—	—	620	6,539
Shares redeemed	(884,580)	(10,783,121)	(514,517)	(5,640,362)

Net increase/(decrease)	(367,272)	$(3,959,562)	5,173	$29,778

b. Shareholder Concentration As of June 30, 2015, the number of shareholders and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders) who owned of record 5% or more of the net assets of a Fund is summarized in the following table:

Fund	Number of Shareholders		Percentage of Net Assets
RS International Fund	3		28.44%
RS Global Fund	3	*	89.28%
RS Emerging Markets Fund	6		59.94%
RS Emerging Markets Small Cap Fund	1	**	96.90%
RS China Fund	1	**	88.73%
*	One of the shareholders is Guardian Life, who owned 74.21% of net assets.
**	The shareholder is Guardian Life.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended June 30, 2015, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
RS International Fund	$18,727,585	$21,540,400
RS Global Fund	17,819,499	17,440,012
RS Emerging Markets Fund	165,134,086	196,861,038
RS Emerging Markets Small Cap Fund	15,946,983	17,262,000
RS China Fund	20,365,243	24,055,460

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry, Sector or Regional Concentration In their normal course of business, the Funds may invest a significant portion of their assets in companies within a limited number of industries or sectors. As a result, the Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

Investing in a regionally concentrated mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to a broader geographical area. The political and economic conditions and changes in regulatory, tax or economic policy in a concentrated region could significantly affect the market in that region and in surrounding areas.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar. Transaction costs are often higher and there may be delays in settlement procedures.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 6 Temporary Borrowings

The Funds, with other funds managed by RS Investments, are parties to a $400 million committed revolving credit facility from State Street Bank and Trust Company, in effect through August 18, 2015, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2015, the Funds which borrowed under the facility were as follows:

Fund	Amount Outstanding at 6/30/15	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
RS International Fund	$—	$248,831	10	1.38%
RS Global Fund	—	60,039	4	1.39%
RS Emerging Markets Fund	—	2,643,501	19	1.38%
RS Emerging Markets Small Cap Fund	—	306,541	25	1.39%
RS China Fund	—	559,856	22	1.38%
*	For the six months ended June 30, 2015, based on the number of days borrowings were outstanding.

Note 7 Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Funds’ financial statements and determined that no material events have occurred that require disclosure.

Note 8 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Supplemental Information (unaudited)

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ website at www.rsinvestments.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800.766.3863.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

www.rsinvestments.com	69

One Bush Street, Suite 900 San Francisco, CA 94104	PRSRT STD U.S. POSTAGE PAID RS INVESTMENTS

WWW.RSINVESTMENTS.COM // 800.766.3863	EB 015099 (6/15)

RS ALTERNATIVES FUNDS

Class A, C, and Y Shares

RS FOCUSED OPPORTUNITY FUND

RS FOCUSED GROWTH OPPORTUNITY FUND

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Investments Overview

CEO’s Letter	1

Understanding Your Fund’s Expenses	3

RS Investments

Alternatives | Fixed Income | Growth | International | Natural Resources | Value

Alternatives	Growth	RS Emerging Markets Small Cap Fund
RS Focused Opportunity Fund	RS Small Cap Growth Fund*	RS China Fund
RS Focused Growth Opportunity Fund	RS Select Growth Fund
	RS Mid Cap Growth Fund	Natural Resources
Fixed Income	RS Growth Fund	RS Global Natural Resources Fund
RS Investment Quality Bond Fund	RS Technology Fund
RS Low Duration Bond Fund	RS Small Cap Equity Fund*	Value
RS High Yield Fund		RS Partners Fund*
RS Tax-Exempt Fund	International	RS Value Fund
RS High Income Municipal Bond Fund	RS International Fund	RS Large Cap Alpha Fund
RS Floating Rate Fund	RS Global Fund	RS Investors Fund
RS Strategic Income Fund	RS Emerging Markets Fund

*	The Fund is currently offered only to certain investors. Please contact RS Investments for more information.

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2015.

CEO’S LETTER

Matthew H. Scanlan CEO, RS Investments

Dear RS Funds Shareholder,

The active versus passive debate seems to be hotter than ever. Passive investing has gained popularity over the past few years, and on the surface, the reason may seem clear: In 2014, 78% of active managers lagged their relevant benchmarks. So it’s no surprise that actively managed domestic equity funds saw $13 billion in net withdrawals last year, while their passively managed counterparts (index funds and ETFs) received $244 billion in net subscriptions.

But as always, it would behoove investors to dig a little deeper. When you “buy the benchmark” with a passive approach, that investment seeks to replicate the performance of a particular index. Yet benchmarks do not always represent the optimal portfolio of assets within a given opportunity set. In fact, like any portfolio, a benchmark can perform well or poorly depending on design and market conditions.

Understanding benchmark construction provides a clearer picture of passive investing — and what to expect in terms of performance through different market environments. New research from RS Investments explores the active decisions that go into benchmark design and construction. We found that those decisions can lead to biases in benchmarks, so even passive strategies involve active decisions, with the decisions made by benchmark providers rather than by fund managers.

The question is, who do you want to trust to make those active decisions? Personally, I’d prefer that my chosen portfolio manager select my stocks.

While passive investing has gained popularity, we’ve noticed that the concept of high-conviction active investing is also attractive to investors, many of whom are exploring new approaches to capture alpha (a measure of performance on a risk-adjusted basis). In fact, one key takeaway from our research is that investors can blend the best of index and active exposures to create an optimal portfolio. That blend includes high-conviction active managers, in those cases where the investor has confidence that the manager has the ability to exceed expectations.

We always aim to exceed expectations, and we appreciate the confidence you’ve placed in us. In the pages that follow, you’ll find an update on the RS Funds. It includes important information about your investment with our firm.

Please visit www.rsinvestments.com for additional insights and the latest commentary from our investment teams.

Sincerely,

Matthew H. Scanlan

Chief Executive Officer

THIS PAGE NOT PART OF YOUR FUND REPORT	www.rsinvestments.com	1

CEO’S LETTER

As with all mutual funds, the value of an investment in a Fund could decline, so you could lose money.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. To obtain a copy, please call 800.766.3863 or visit www.rsinvestments.com.

RS Funds are distributed by RS Funds Distributor LLC, member: FINRA, SIPC.

©2015 RS Investment Management Co. LLC

2	www.rsinvestments.com	THIS PAGE NOT PART OF YOUR FUND REPORT

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 2, 2015 (commencement of operations), to June 30, 2015. The following table shows the Funds’ expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the following table. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the following table. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

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UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

Based on Actual Return		Beginning Account Value 3/2/15	Ending Account Value 6/30/15	Expenses Paid During Period* 3/2/15-6/30/15	Expense Ratio During Period 3/2/15-6/30/15
RS Focused Opportunity Fund	Class A	$1,000.00	$1,010.00	$9.56	2.87%
	Class C	$1,000.00	$1,008.00	$12.05	3.62%
	Class Y	$1,000.00	$1,011.00	$8.73	2.62%
RS Focused Growth Opportunity Fund	Class A	$1,000.00	$1,012.00	$9.30	2.79%
	Class C	$1,000.00	$1,010.00	$11.79	3.54%
	Class Y	$1,000.00	$1,013.00	$8.48	2.54%
Based on Hypothetical Return (5% Return Before Expenses)
RS Focused Opportunity Fund	Class A	$1,000.00	$1,007.06	$9.55	2.87%
	Class C	$1,000.00	$1,004.57	$12.03	3.62%
	Class Y	$1,000.00	$1,007.89	$8.72	2.62%
RS Focused Growth Opportunity Fund	Class A	$1,000.00	$1,007.33	$9.28	2.79%
	Class C	$1,000.00	$1,004.84	$11.76	3.54%
	Class Y	$1,000.00	$1,008.15	$8.45	2.54%
*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 121/365 (to reflect the period from commencement of operations on March 2, 2015 through June 30, 2015).

4	www.rsinvestments.com

Financial Information

Period From February 27, 2015, Inception Date, to June 30, 2015

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 87.8%
Aerospace & Defense – 3.3%
Hexcel Corp.	6,822	$339,326

		339,326
Airlines – 0.9%
Southwest Airlines Co.	2,800	92,652

		92,652
Auto Components – 5.2%
Dana Holding Corp.	12,983	267,190
Gentex Corp.	16,161	265,364

		532,554
Banks – 3.0%
Citigroup, Inc.	1,930	106,613
Zions Bancorporation	6,205	196,916

		303,529
Beverages – 1.7%
Constellation Brands, Inc., Class A	1,498	173,798

		173,798
Biotechnology – 6.0%
Biogen, Inc.(1)	357	144,207
Celgene Corp.(1)	1,430	165,501
Gilead Sciences, Inc.	986	115,441
Ultragenyx Pharmaceutical, Inc.(1)	1,842	188,602

		613,751
Capital Markets – 0.8%
Raymond James Financial, Inc.	1,321	78,705

		78,705
Commercial Services & Supplies – 2.0%
Clean Harbors, Inc.(1)	1,037	55,728
Ritchie Bros. Auctioneers, Inc.	5,300	147,976

		203,704
Consumer Finance – 2.9%
Euronet Worldwide, Inc.(1)	1,770	109,209
PRA Group, Inc.(1)	3,050	190,046

		299,255
Containers & Packaging – 1.1%
Sealed Air Corp.	2,290	117,660

		117,660
Diversified Financial Services – 0.8%
Voya Financial, Inc.	1,824	84,761

		84,761

6	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Energy Equipment & Services – 1.2%
Bristow Group, Inc.	2,390	$127,387

		127,387
Food & Staples Retailing – 6.2%
CVS Health Corp.	2,760	289,469
The Kroger Co.	4,862	352,543

		642,012
Food Products – 1.2%
Pinnacle Foods, Inc.	2,720	123,869

		123,869
Gas Utilities – 0.5%
Questar Corp.	2,450	51,230

		51,230
Health Care Equipment & Supplies – 3.2%
Edwards Lifesciences Corp.(1)	701	99,843
West Pharmaceutical Services, Inc.	1,531	88,920
Zimmer Biomet Holdings, Inc.	1,324	144,621

		333,384
Hotels, Restaurants & Leisure – 3.2%
Hilton Worldwide Holdings, Inc.(1)	12,001	330,628

		330,628
Independent Power & Renewable Electricity Producers – 2.0%
NRG Energy, Inc.	9,190	210,267

		210,267
Insurance – 3.5%
FNF Group	3,454	127,764
XL Group PLC	6,120	227,664

		355,428
Internet & Catalog Retail – 2.5%
Liberty Interactive Corp. QVC Group., Class A(1)	9,103	252,608

		252,608
Internet Software & Services – 7.0%
Facebook, Inc., Class A(1)	3,725	319,475
IAC/InterActiveCorp.	5,022	400,052

		719,527
Machinery – 1.1%
Allison Transmission Holdings, Inc.	3,751	109,754

		109,754
Media – 3.0%
Twenty-First Century Fox, Inc., Class A	9,487	308,754

		308,754

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	7

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Metals & Mining – 2.5%
Steel Dynamics, Inc.	12,389	$256,638

		256,638
Oil, Gas & Consumable Fuels – 10.3%
Chevron Corp.	3,289	317,290
EOG Resources, Inc.	1,990	174,224
Kinder Morgan, Inc.	6,407	245,965
Marathon Oil Corp.	11,991	318,241

		1,055,720
Personal Products – 1.5%
The Estee Lauder Companies, Inc., Class A	1,768	153,215

		153,215
Pharmaceuticals – 1.1%
Jazz Pharmaceuticals PLC(1)	654	115,150

		115,150
Professional Services – 2.4%
Robert Half International, Inc.	4,464	247,752

		247,752
Real Estate Management & Development – 1.9%
CBRE Group, Inc., Class A(1)	5,224	193,288

		193,288
Semiconductors & Semiconductor Equipment – 1.1%
NXP Semiconductors N.V.(1)	1,178	115,680

		115,680
Software – 2.5%
CommVault Systems, Inc.(1)	1,840	78,035
Synopsys, Inc.(1)	3,499	177,224

		255,259
Specialty Retail – 2.2%
GNC Holdings, Inc., Class A	2,650	117,872
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	711	109,814

		227,686
Total Common Stocks (Cost $8,928,602)		9,024,931
Total Investments Before Securities Sold Short - 87.8% (Cost $8,928,602)		9,024,931
Total Securities Sold Short - (49.9)% (Proceeds $5,250,421)		(5,132,059)
Other Assets, Net - 62.1%		6,383,398
Total Net Assets - 100.0%		$10,276,270

8	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks Sold Short – (49.9)%
Air Freight & Logistics – (0.7)%
United Parcel Service, Inc., Class B	(786)	$(76,171)

		(76,171)
Auto Components – (0.8)%
Visteon Corp.(1)	(795)	(83,459)

		(83,459)
Automobiles – (0.7)%
Ford Motor Co.	(4,896)	(73,489)

		(73,489)
Beverages – (1.9)%
PepsiCo, Inc.	(830)	(77,472)
The Coca-Cola Co.	(3,058)	(119,966)

		(197,438)
Capital Markets – (2.8)%
LPL Financial Holdings, Inc.	(1,240)	(57,648)
NorthStar Asset Management Group, Inc.	(3,296)	(60,943)
TD Ameritrade Holding Corp.	(2,205)	(81,188)
The Charles Schwab Corp.	(2,726)	(89,004)

		(288,783)
Chemicals – (1.4)%
Ecolab, Inc.	(601)	(67,955)
HB Fuller Co.	(1,789)	(72,669)

		(140,624)
Commercial Services & Supplies – (2.4)%
Covanta Holding Corp.	(3,692)	(78,233)
Matthews International Corp., Class A	(1,654)	(87,894)
Stericycle, Inc.(1)	(592)	(79,275)

		(245,402)
Construction & Engineering – (0.3)%
AECOM(1)	(970)	(32,088)

		(32,088)
Construction Materials – (1.3)%
Martin Marietta Materials, Inc.	(473)	(66,934)
Vulcan Materials Co.	(770)	(64,626)

		(131,560)
Consumer Finance – (0.8)%
SLM Corp.(1)	(8,448)	(83,382)

		(83,382)
Diversified Financial Services – (1.7)%
CME Group, Inc.	(540)	(50,252)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	9

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Diversified Financial Services (continued)
McGraw Hill Financial, Inc.	(770)	$(77,347)
Moody’s Corp.	(470)	(50,741)

		(178,340)
Electronic Equipment, Instruments & Components – (2.0)%
Amphenol Corp., Class A	(1,430)	(82,897)
FARO Technologies, Inc.(1)	(950)	(44,365)
FLIR Systems, Inc.	(2,478)	(76,372)

		(203,634)
Energy Equipment & Services – (1.4)%
Cameron International Corp.(1)	(1,699)	(88,977)
Halliburton Co.	(1,170)	(50,392)

		(139,369)
Food & Staples Retailing – (0.7)%
Sysco Corp.	(2,052)	(74,077)

		(74,077)
Food Products – (0.7)%
Mead Johnson Nutrition Co.	(286)	(25,803)
The Hain Celestial Group, Inc.(1)	(659)	(43,402)

		(69,205)
Health Care Equipment & Supplies – (0.8)%
Wright Medical Group, Inc.(1)	(3,248)	(85,292)

		(85,292)
Health Care Providers & Services – (0.3)%
Patterson Cos, Inc.	(629)	(30,601)

		(30,601)
Hotels, Restaurants & Leisure – (3.3)%
Aramark	(1,988)	(61,568)
Carnival Corp.	(1,260)	(62,231)
Hyatt Hotels Corp., Class A(1)	(1,321)	(74,888)
Marriott International, Inc., Class A	(962)	(71,563)
MGM Resorts International(1)	(1,381)	(25,203)
Royal Caribbean Cruises Ltd.	(530)	(41,706)

		(337,159)
Household Durables – (1.3)%
TRI Pointe Homes, Inc.(1)	(5,038)	(77,081)
Whirlpool Corp.	(350)	(60,568)

		(137,649)
Household Products – (1.4)%
HRG Group, Inc.(1)	(4,730)	(61,490)
The Procter & Gamble Co.	(1,000)	(78,240)

		(139,730)

10	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Independent Power & Renewable Electricity Producers – (0.6)%
Pattern Energy Group, Inc.	(2,180)	$(61,868)

		(61,868)
Insurance – (1.9)%
Arthur J Gallagher & Co.	(1,170)	(55,341)
Brown & Brown, Inc.	(2,500)	(82,150)
Marsh & McLennan Companies, Inc.	(1,040)	(58,968)

		(196,459)
Internet & Catalog Retail – (0.4)%
TripAdvisor, Inc.(1)	(448)	(39,039)

		(39,039)
Internet Software & Services – (1.2)%
CoStar Group, Inc.(1)	(401)	(80,705)
Pandora Media, Inc.(1)	(2,721)	(42,285)

		(122,990)
IT Services – (1.8)%
International Business Machines Corp.	(624)	(101,500)
WEX, Inc.(1)	(747)	(85,135)

		(186,635)
Life Sciences Tools & Services – (0.8)%
Bio-Techne Corp.	(820)	(80,745)

		(80,745)
Machinery – (1.6)%
Joy Global, Inc.	(770)	(27,874)
NN, Inc.	(2,410)	(61,503)
Pentair PLC	(500)	(34,375)
Xylem, Inc.	(1,189)	(44,076)

		(167,828)
Media – (0.8)%
Thomson Reuters Corp.	(2,037)	(77,549)

		(77,549)
Metals & Mining – (1.5)%
Allegheny Technologies, Inc.	(1,491)	(45,028)
Kaiser Aluminum Corp.	(610)	(50,679)
Nucor Corp.	(610)	(26,883)
Royal Gold, Inc.	(467)	(28,762)

		(151,352)
Oil, Gas & Consumable Fuels – (7.5)%
Anadarko Petroleum Corp.	(800)	(62,448)
Gulfport Energy Corp.(1)	(1,493)	(60,093)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	11

SCHEDULE OF INVESTMENTS — RS FOCUSED OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.(1)	(1,200)	$(30,000)
Pioneer Natural Resources Co.	(524)	(72,674)
Rice Energy, Inc.(1)	(4,086)	(85,111)
Scorpio Tankers, Inc.	(9,238)	(93,212)
SemGroup Corp., Class A	(1,034)	(82,182)
Spectra Energy Corp.	(2,254)	(73,480)
Targa Resources Corp.	(860)	(76,729)
The Williams Cos, Inc.	(1,631)	(93,603)
World Fuel Services Corp.	(890)	(42,676)

		(772,208)
Payment & Data Processors – (0.3)%
EVERTEC, Inc.	(1,612)	(34,239)

		(34,239)
Professional Services – (0.7)%
The Dun & Bradstreet Corp.	(603)	(73,566)

		(73,566)
Road & Rail – (0.7)%
Landstar System, Inc.	(576)	(38,517)
Norfolk Southern Corp.	(390)	(34,071)

		(72,588)
Semiconductors & Semiconductor Equipment – (0.3)%
Xilinx, Inc.	(640)	(28,262)

		(28,262)
Software – (2.0)%
Autodesk, Inc.(1)	(1,245)	(62,344)
Ellie Mae, Inc.(1)	(610)	(42,572)
Splunk, Inc.(1)	(600)	(41,772)
Workday, Inc., Class A(1)	(770)	(58,820)

		(205,508)
Technology Hardware, Storage & Peripherals – (0.2)%
SanDisk Corp.	(440)	(25,617)

		(25,617)
Textiles, Apparel & Luxury Goods – (0.3)%
Kate Spade & Co.(1)	(1,249)	(26,903)

		(26,903)
Transportation Infrastructure – (0.6)%
Wesco Aircraft Holdings, Inc.(1)	(4,043)	(61,251)

		(61,251)
Total Common Stocks Sold Short (Proceeds $5,250,421)		(5,132,059)
Total Securities Sold Short - (49.9)% (Proceeds $5,250,421)		$(5,132,059)

(1)	Non-income-producing security.

12	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED OPPORTUNITY FUND

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$9,024,931	$—	$—	$9,024,931

Securities Sold Short:
Common Stocks	(5,132,059)	—	—	(5,132,059)

Total	$3,892,872	$—	$—	$3,892,872

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	13

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Common Stocks – 87.8%
Aerospace & Defense – 4.6%
BE Aerospace, Inc.	5,990	$328,851
Hexcel Corp.	8,907	443,034
Teledyne Technologies, Inc.(1)	1,580	166,706

		938,591
Air Freight & Logistics – 2.0%
FedEx Corp.	2,347	399,929

		399,929
Airlines – 0.6%
Southwest Airlines Co.	3,932	130,110

		130,110
Auto Components – 2.0%
Gentex Corp.	25,005	410,582

		410,582
Beverages – 1.0%
Constellation Brands, Inc., Class A	1,848	214,405

		214,405
Biotechnology – 7.0%
Biogen, Inc.(1)	380	153,497
Celgene Corp.(1)	3,505	405,651
Gilead Sciences, Inc.	3,770	441,392
Ultragenyx Pharmaceutical, Inc.(1)	4,110	420,823

		1,421,363
Building Product – 1.4%
Fortune Brands Home & Security, Inc.	6,260	286,833

		286,833
Capital Markets – 3.8%
Raymond James Financial, Inc.	10,397	619,453
WisdomTree Investments, Inc.	7,262	159,510

		778,963
Commercial Services & Supplies – 1.3%
Ritchie Bros. Auctioneers, Inc.	9,830	274,454

		274,454
Construction Materials – 0.7%
Headwaters, Inc.(1)	7,860	143,209

		143,209
Consumer Finance – 4.3%
Euronet Worldwide, Inc.(1)	5,090	314,053
PRA Group, Inc.(1)	5,885	366,694
Visa, Inc., Class A	2,948	197,958

		878,705

14	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Containers & Packaging – 1.3%
Rock-Tenn Co., Class A	4,341	$261,328

		261,328
Diversified Telecommunication Services – 0.5%
CenturyLink, Inc.	3,400	99,892

		99,892
Energy Equipment & Services – 1.5%
Schlumberger Ltd.	3,600	310,284

		310,284
Food & Staples Retailing – 1.9%
The Kroger Co.	5,397	391,337

		391,337
Food Products – 3.2%
Pinnacle Foods, Inc.	14,160	644,846

		644,846
Health Care Equipment & Supplies – 7.2%
Edwards Lifesciences Corp.(1)	3,044	433,557
STERIS Corp.	5,690	366,664
West Pharmaceutical Services, Inc.	4,532	263,218
Zimmer Biomet Holdings, Inc.	3,719	406,226

		1,469,665
Health Care Providers & Services – 1.6%
Universal Health Services, Inc., Class B	2,311	328,393

		328,393
Hotels, Restaurants & Leisure – 9.8%
Hilton Worldwide Holdings, Inc.(1)	19,314	532,101
La Quinta Holdings, Inc.(1)	16,749	382,715
Marriott Vacations Worldwide Corp.	4,770	437,647
Six Flags Entertainment Corp.	7,605	341,084
Starbucks Corp.	5,648	302,818

		1,996,365
Internet Software & Services – 4.4%
Constant Contact, Inc.(1)	3,612	103,881
Facebook, Inc., Class A(1)	6,407	549,496
LogMeIn, Inc.(1)	3,730	240,548

		893,925

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	15

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Machinery – 2.8%
Illinois Tool Works, Inc.	6,303	$578,552

		578,552
Media – 0.9%
IMAX Corp.(1)	4,330	174,369

		174,369
Metals & Mining – 2.1%
Steel Dynamics, Inc.	20,856	432,032

		432,032
Oil, Gas & Consumable Fuels – 1.9%
EOG Resources, Inc.	4,347	380,580

		380,580
Personal Products – 2.6%
The Estee Lauder Companies, Inc., Class A	6,131	531,312

		531,312
Pharmaceuticals – 1.1%
Jazz Pharmaceuticals PLC(1)	1,223	215,334

		215,334
Professional Services – 1.9%
Robert Half International, Inc.	6,843	379,787

		379,787
Real Estate Management & Development – 2.0%
CBRE Group, Inc., Class A(1)	10,975	406,075

		406,075
Road & Rail – 0.8%
Old Dominion Freight Line, Inc.(1)	2,535	173,914

		173,914
Semiconductors & Semiconductor Equipment – 3.9%
Lam Research Corp.	6,805	553,587
NXP Semiconductors N.V.(1)	2,544	249,821

		803,408
Software – 4.6%
Activision Blizzard, Inc.	18,504	447,982
Infoblox, Inc.(1)	8,470	221,998
PTC, Inc.(1)	6,636	272,209

		942,189

16	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Specialty Retail – 3.1%
The Home Depot, Inc.	2,705	$300,606
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	2,146	331,450

		632,056
Total Common Stocks (Cost $17,382,821)		17,922,787
Total Investments Before Securities Sold Short - 87.8% (Cost $17,382,821)		17,922,787
Total Securities Sold Short - (48.9)% (Proceeds $10,129,536)		(9,982,507)
Other Assets, Net - 61.1%		12,480,965
Total Net Assets - 100.0%		$20,421,245

	Shares	Value
Common Stocks Sold Short – (46.6)%
Aerospace & Defense – (1.1)%
Raytheon Co.	(920)	$(88,026)
TransDigm Group, Inc.(1)	(630)	(141,542)

		(229,568)
Air Freight & Logistics – (0.7)%
United Parcel Service, Inc., Class B	(1,396)	(135,286)

		(135,286)
Auto Components – (0.8)%
Visteon Corp.(1)	(1,650)	(173,217)

		(173,217)
Beverages – (1.2)%
PepsiCo, Inc.	(630)	(58,804)
The Coca-Cola Co.	(4,665)	(183,008)

		(241,812)
Capital Markets – (5.2)%
BlackRock, Inc.	(541)	(187,175)
E*TRADE Financial Corp.(1)	(6,916)	(207,134)
Legg Mason, Inc.	(3,457)	(178,139)
LPL Financial Holdings, Inc.	(2,460)	(114,366)
TD Ameritrade Holding Corp.	(4,522)	(166,500)
The Charles Schwab Corp.	(6,317)	(206,250)

		(1,059,564)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	17

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Chemicals – (1.9)%
Ecolab, Inc.	(880)	$(99,501)
HB Fuller Co.	(4,474)	(181,734)
PPG Industries, Inc.	(880)	(100,954)

		(382,189)
Commercial Services & Supplies – (3.7)%
Covanta Holding Corp.	(9,045)	(191,664)
G&K Services, Inc., Class A	(2,750)	(190,135)
Matthews International Corp., Class A	(3,461)	(183,917)
Stericycle, Inc.(1)	(1,482)	(198,455)

		(764,171)
Construction & Engineering – (0.3)%
Granite Construction, Inc.	(1,812)	(64,344)

		(64,344)
Construction Materials – (1.3)%
Martin Marietta Materials, Inc.	(730)	(103,302)
Vulcan Materials Co.	(2,050)	(172,057)

		(275,359)
Consumer Finance – (0.3)%
Vantiv, Inc., Class A(1)	(1,550)	(59,194)

		(59,194)
Containers & Packaging – (0.7)%
Berry Plastics Group, Inc.(1)	(4,270)	(138,348)

		(138,348)
Distributors – (0.8)%
LKQ Corp.(1)	(5,610)	(169,674)

		(169,674)
Diversified Consumer Services – (0.8)%
Service Corp. International	(5,540)	(163,042)

		(163,042)
Electronic Equipment, Instruments & Components – (3.1)%
Amphenol Corp., Class A	(2,480)	(143,766)
FARO Technologies, Inc.(1)	(3,750)	(175,125)
SYNNEX Corp.	(1,757)	(128,595)
Zebra Technologies Corp., Class A(1)	(1,650)	(183,232)

		(630,718)
Food & Staples Retailing – (0.7)%
Sysco Corp.	(3,950)	(142,595)

		(142,595)
Food Products – (0.7)%
The Hain Celestial Group, Inc.(1)	(2,239)	(147,461)

		(147,461)

18	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Health Care Equipment & Supplies – (2.2)%
DENTSPLY International, Inc.	(3,282)	$(169,187)
Hill-Rom Holdings, Inc.	(1,190)	(64,653)
ResMed, Inc.	(1,090)	(61,443)
Stryker Corp.	(1,689)	(161,418)

		(456,701)
Health Care Providers & Services – (1.3)%
HealthEquity, Inc.(1)	(2,320)	(74,356)
Patterson Companies, Inc.	(3,714)	(180,686)

		(255,042)
Hotels, Restaurants & Leisure – (2.1)%
Carnival Corp.	(3,400)	(167,926)
Marriott International, Inc., Class A	(2,431)	(180,842)
Royal Caribbean Cruises Ltd.	(1,060)	(83,411)

		(432,179)
Household Durables – (2.0)%
Jarden Corp.(1)	(1,910)	(98,842)
M/I Homes, Inc.(1)	(1,746)	(43,074)
TRI Pointe Homes, Inc.(1)	(8,400)	(128,520)
Whirlpool Corp.	(820)	(141,901)

		(412,337)
Household Products – (0.7)%
HRG Group, Inc.(1)	(11,201)	(145,613)

		(145,613)
Internet & Catalog Retail – (0.3)%
TripAdvisor, Inc.(1)	(705)	(61,434)

		(61,434)
Internet Software & Services – (1.0)%
CoStar Group, Inc.(1)	(613)	(123,373)
Pandora Media, Inc.(1)	(4,580)	(71,173)

		(194,546)
IT Services – (1.8)%
Automatic Data Processing, Inc.	(2,251)	(180,598)
International Business Machines Corp.	(1,136)	(184,782)

		(365,380)
Life Sciences Tools & Services – (0.4)%
Waters Corp.(1)	(665)	(85,373)

		(85,373)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	19

SCHEDULE OF INVESTMENTS — RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Machinery – (1.1)%
NN, Inc.	(4,771)	$(121,756)
Oshkosh Corp.	(1,763)	(74,716)
Watts Water Technologies, Inc., Class A	(618)	(32,043)

		(228,515)
Media – (1.2)%
Live Nation Entertainment, Inc.(1)	(7,425)	(204,113)
MDC Partners, Inc., Class A	(1,768)	(34,830)

		(238,943)
Metals & Mining – (1.0)%
Allegheny Technologies, Inc.	(2,362)	(71,332)
Kaiser Aluminum Corp.	(1,710)	(142,067)

		(213,399)
Oil, Gas & Consumable Fuels – (2.8)%
Pioneer Natural Resources Co.	(390)	(54,089)
Rice Energy, Inc.(1)	(4,620)	(96,235)
Targa Resources Corp.	(890)	(79,406)
The Williams Companies, Inc.	(3,220)	(184,796)
Westmoreland Coal Co.(1)	(2,762)	(57,394)
World Fuel Services Corp.	(2,082)	(99,832)

		(571,752)
Professional Services – (0.7)%
The Dun & Bradstreet Corp.	(1,193)	(145,546)

		(145,546)
Road & Rail – (0.5)%
Norfolk Southern Corp.	(1,100)	(96,096)

		(96,096)
Semiconductors & Semiconductor Equipment – (0.6)%
Cirrus Logic, Inc.(1)	(1,730)	(58,872)
Xilinx, Inc.	(1,416)	(62,530)

		(121,402)
Software – (1.9)%
Autodesk, Inc.(1)	(3,113)	(155,884)
Splunk, Inc.(1)	(2,141)	(149,056)
Workday, Inc., Class A(1)	(1,030)	(78,682)

		(383,622)
Specialty Retail – (1.2)%
Best Buy Co., Inc.	(2,500)	(81,525)
Rent-A-Center, Inc.	(5,435)	(154,082)

		(235,607)

20	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FOCUSED GROWTH OPPORTUNITY FUND

June 30, 2015 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods – (0.5)%
Kate Spade & Co.(1)	(4,530)	$(97,576)

		(97,576)
Total Common Stocks Sold Short (Proceeds $9,697,341)		(9,517,605)
Exchange-Traded Funds Sold Short – (2.3)%

iShares Nasdaq Biotechnology Index Fund	(1,260)	(464,902)
Total Exchange-Traded Funds Sold Short (Proceeds $432,195)		(464,902)
Total Securities Sold Short - (48.9)% (Proceeds $10,129,536)		$(9,982,507)

(1)	Non-income-producing security.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$17,922,787	$—	$—	$17,922,787

Securities Sold Short:
Common Stocks	(9,517,605)	—	—	(9,517,605)

Exchange-Traded Funds	(464,902)	—	—	(464,902)

Total	$7,940,280	$—	$—	$7,940,280

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	21

FINANCIAL INFORMATION

Statements of Assets and Liabilities As of June 30, 2015 (unaudited)	RS Focused Opportunity	RS Focused Growth Opportunity
Assets
Investments, at value	$9,024,931	$17,922,787
Cash	1,297,969	2,326,775
Cash deposits with broker for securities sold short	5,081,644	9,969,345
Receivable for investments sold	138,177	594,438
Due from adviser	14,083	1,769
Dividends receivable	2,879	20,441
Prepaid expenses	9,185	9,440

Total Assets	15,568,868	30,844,995

Liabilities
Securities sold short, at value	5,132,059	9,982,507
Payable for investments purchased	114,010	383,400
Dividends/interest payable for securities sold short	7,240	13,816
Accrued trustees’ fees	278	556
Payable to distributor	243	487
Accrued expenses/other liabilities	38,768	42,984

Total Liabilities	5,292,598	10,423,750

Total Net Assets	$10,276,270	$20,421,245

Net Assets Consist of:
Paid-in capital	$10,168,708	$20,168,708
Accumulated net investment loss	(53,707)	(114,289)
Accumulated net realized loss from investments and securities sold short	(53,422)	(320,169)
Net unrealized appreciation on investments and securities sold short	214,691	686,995

Total Net Assets	$10,276,270	$20,421,245

Investments, at Cost	$8,928,602	$17,382,821

Securities Sold Short, Proceeds	$5,250,421	$10,129,536

Pricing of Shares
Net Assets:
Class A	$3,030,822	$6,073,635
Class C	1,007,764	2,019,517
Class Y	6,237,684	12,328,093
Shares of Beneficial Interest Outstanding with No Par Value:
Class A	300,000	600,000
Class C	100,000	200,000
Class Y	616,905	1,216,856
Net Asset Value Per Share:
Class A	$10.10	$10.12
Class C	10.08	10.10
Class Y	10.11	10.13
Sales Charge Class A (Load)	4.75%	4.75%
Maximum Offering Price Per Class A Share	$10.60	$10.63

22	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Statements of Operations For the Period Ended June 30, 2015 (unaudited)	RS Focused Opportunity[1]	RS Focused Growth Opportunity[1]
Investment Income
Dividends	$40,280	$68,315
Withholding taxes on foreign dividends	(111)	(344)

Total Investment Income	40,169	67,971

Expenses
Investment advisory fees	41,952	83,822
Dividend expense on securities sold short	27,467	49,536
Offering costs	18,903	18,903
Custodian fees	16,233	16,233
Professional fees	11,987	12,523
Distribution fees	5,830	11,684
Interest expense on securities sold short	5,202	10,394
Transfer agent fees	2,889	5,778
Registration fees	2,636	2,636
Shareholder reports	1,182	2,364
Trustees’ fees	332	663
Administrative service fees	332	663
Insurance expense	126	126
Other expenses	538	949

Total Expenses	135,609	216,274

Less: Fee waiver by adviser	(41,733)	(34,014)

Total Expenses, Net	93,876	182,260

Net Investment Loss	(53,707)	(114,289)

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments and Securities Sold Short
Net realized loss from investments	(6,724)	(223,431)
Net realized loss from securities sold short	(46,698)	(96,738)
Net change in unrealized appreciation/depreciation on investments	96,329	539,966
Net change in unrealized appreciation/depreciation on securities sold short	118,362	147,029

Net Gain on Investments and Securities Sold Short	161,269	366,826

Net Increase in Net Assets Resulting from Operations	$107,562	$252,537

[1]	Commenced operations on March 2, 2015.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	23

FINANCIAL INFORMATION

Statements of Changes in Net Assets Numbers are unaudited	RS Focused Opportunity	RS Focused Growth Opportunity

	For the Period Ended 6/30/15[1]	For the Period Ended 6/30/15[1]

Operations
Net investment loss	$(53,707)	$(114,289)
Net realized loss from investments and securities sold short	(53,422)	(320,169)
Net change in unrealized appreciation/depreciation on investments and securities sold short	214,691	686,995

Net Increase in Net Assets Resulting from Operations	107,562	252,537

Capital Share Transactions
Proceeds from sales of shares	10,168,708	20,168,708

Net Increase in Net Assets Resulting from Capital Share Transactions	10,168,708	20,168,708

Net Increase in Net Assets	10,276,270	20,421,245

Net Assets
Beginning of period	—	—

End of period	$10,276,270	$20,421,245

Accumulated Net Investment Loss Included in Net Assets	$(53,707)	$(114,289)

Other Information:
Shares
Sold	1,016,905	2,016,856

Net Increase	1,016,905	2,016,856

[1]	Commenced operations on March 2, 2015.

24	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

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FINANCIAL INFORMATION

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception of each Fund’s share classes). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss[3]	Net Realized and Unrealized Gain	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Focused Opportunity Fund
Class A
Period From 2/27/15[1] to 6/30/15[2]	$10.00	$(0.06)	$0.16	$0.10	$—	$—	$—

Class C
Period From 2/27/15[1] to 6/30/15[2]	$10.00	$(0.08)	$0.16	$0.08	$—	$—	$—

Class Y
Period From 2/27/15[1] to 6/30/15[2]	$10.00	$(0.05)	$0.16	$0.11	$—	$—	$—

RS Focused Growth Opportunity Fund
Class A
Period From 2/27/15[1] to 6/30/15[2]	$10.00	$(0.06)	$0.18	$0.12	$—	$—	$—

Class C
Period From 2/27/15[1] to 6/30/15[2]	$10.00	$(0.08)	$0.18	$0.10	$—	$—	$—

Class Y
Period From 2/27/15[1] to 6/30/15[2]	$10.00	$(0.05)	$0.18	$0.13	$—	$—	$—

Distributions reflect actual per-share amounts distributed for the period.

[1]	Inception date.

[2]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[3]	Calculated based on the average shares outstanding during the period.

26	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Net Asset Value, End of Period	Total Return[4]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[5]	Net Ratio of Expenses Excluding Interest and Dividend Expenses on Securities Sold Short[5]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[5]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$10.10	1.00%	$3,031	2.87%	1.90%	4.16%	(1.68)%	(2.97)%	66%

$10.08	0.80%	$1,008	3.62%	2.65%	4.98%	(2.43)%	(3.79)%	66%

$10.11	1.10%	$6,237	2.62%	1.65%	3.82%	(1.43)%	(2.63)%	66%

$10.12	1.20%	$6,074	2.79%	1.90%	3.36%	(1.78)%	(2.35)%	72%

$10.10	1.00%	$2,020	3.54%	2.65%	4.17%	(2.53)%	(3.16)%	72%

$10.13	1.30%	$12,327	2.54%	1.65%	3.00%	(1.53)%	(1.99)%	72%
[4]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

[5]

Net Ratio of Expenses to Average Net Assets, Net Ratio of Expenses Excluding Interest and Dividend Expenses on Securities Sold Short and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	27

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Notes to Financial Statements

June 30, 2015 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to two series offered by the Trust: RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund (each a “Fund,” collectively the “Funds”). Both Funds are diversified funds. The Funds commenced operations on March 2, 2015. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Funds offer Class A, C and Y shares. The various classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, except for certain differences, including class-specific expenses and voting rights with respect to matters affecting fewer than all classes or in which the interests of one class differ from the interests of any other class.

The Trust has an unlimited number of authorized shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”) less any applicable sales charge.

Note 1 Significant Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices for long positions and ask prices for short positions. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices for long positions and ask prices for short positions. Repurchase agreements are carried at cost, which approximates market value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

28	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with FASB Accounting Standards Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the period ended June 30, 2015, the Funds had no securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

www.rsinvestments.com	29

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2015, the Trust has determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the period ended June 30, 2015, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal tax authorities and state authorities since the Funds’ inception.

30	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Short Sales Short sales are transactions in which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale are typically retained by the broker until the short position is closed out. The value of the assets pledged as collateral on short sales executed by a Fund is required to be equal to at least 100% of the value of the securities sold short by the Fund. A Fund also incurs transaction costs in effecting short sales.

The value of the open short position is recorded as a liability and a Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. The Fund records a realized gain or loss when the short position is closed out and the borrowed security has been returned. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

e. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

f. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of the day.

g. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

www.rsinvestments.com	31

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

h. Distributions to Shareholders Each Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

i. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

j. Offering Costs Offering costs are accounted for on an accrual basis. Offering costs are expensed over a 12-month period. These costs include legal, printing, administration and other expenses associated with the initial registration of a Fund.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS Focused Opportunity Fund	1.25%
RS Focused Growth Opportunity Fund	1.25%

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2016, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), dividend and interest expense on short sales, and extraordinary expenses) to the following rates:

Fund	Expense Limitation
	Class A	Class C	Class Y
RS Focused Opportunity Fund	1.90%	2.65%	1.65%
RS Focused Growth Opportunity Fund	1.90%	2.65%	1.65%

RS Investments does not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no

32	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with RSFD for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, RSFD is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. For the period ended June 30, 2015, RSFD received distribution fees as follows:

Fund		Annual Rate	Distribution Fees
RS Focused Opportunity Fund	Class A	0.25%	$2,500
	Class C	1.00%	3,330
	Class Y	0.00%	—
RS Focused Growth Opportunity Fund	Class A	0.25%	$5,011
	Class C	1.00%	6,673
	Class Y	0.00%	—

RS Investments may perform certain services and incur certain expenses with respect to the promotion of the Funds’ shares and the servicing of shareholder accounts, which expenses are allocable to RSFD. RS Investments compensates RSFD for its services in connection with the promotion of Fund shares and reimburses RSFD for its expenses, including payments made by RSFD to third parties in respect of the promotion of Fund shares, in excess of amounts received by RSFD under the distribution plan. In addition to payments under the distribution plan, the Funds reimburse RSFD for payments RSFD makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner reviewed by the Board of Trustees periodically. Such amounts, if any, are included in the Statement of Operations as “Transfer agent fees.”

Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the period ended June 30, 2015, PAS informed the Trust it received $947,626 directly or indirectly from RSFD as continuing compensation for its services relating to its distribution of shares of all series in the Trust.

For the period ended June 30, 2015, there were no aggregate front-end sales charges for the sale of Class A shares paid to RSFD.

RSFD is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the period ended June 30, 2015, there were no CDSL charges imposed.

See Note 4b for information on ownership concentration by affiliates of the Funds.

www.rsinvestments.com	33

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 3 Federal Income Taxes

Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2015, for each Fund is listed in the chart below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Focused Opportunity Fund	$3,679,133	$213,739	$626,097	$(412,358)
RS Focused Growth Opportunity Fund	7,254,865	686,415	1,460,880	(775,465)

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions, including conversions and exchanges, in capital shares for the Funds were as follows:

Transaction in Capital Shares

RS Focused Opportunity Fund

	For the Period Ended 6/30/15[1]
	Shares	Amount
Class A
Shares sold	300,000	$3,000,000

Net increase	300,000	$3,000,000

Class C
Shares sold	100,000	$1,000,000

Net increase	100,000	$1,000,000

Class Y
Shares sold	616,905	$6,168,708

Net increase	616,905	$6,168,708

[1]	Inception date was February 27, 2015.

34	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RS Focused Growth Opportunity Fund

	For the Period Ended 6/30/15[1]
	Shares	Amount
Class A
Shares sold	600,000	$6,000,000

Net increase	600,000	$6,000,000

Class C
Shares sold	200,000	$2,000,000

Net increase	200,000	$2,000,000

Class Y
Shares sold	1,216,856	$12,168,708

Net increase	1,216,856	$12,168,708

[1]	Inception date was February 27, 2015.

b. Shareholder Concentration As of June 30, 2015, the number of shareholders and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders) who owned of record 5% or more of the net assets of a Fund is summarized in the following table:

Fund	Number of Shareholders		Percentage of Net Assets
RS Focused Opportunity Fund	1	*	98.33%
RS Focused Growth Opportunity Fund	1	*	99.16%
*	The shareholder is Guardian Life.

Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the period ended June 30, 2015, were as follows:

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	Other Investments	Cover Securities Sold Short	Other Investments	Securities Sold Short
RS Focused Opportunity Fund	$10,999,727	$2,031,826	$2,064,401	$7,235,549
RS Focused Growth Opportunity Fund	23,174,777	4,667,978	5,568,524	14,700,776

b. Short Sales Short sales are transactions in which a Fund sells a security it does not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Funds. An increase in the value of a security sold short by the Funds over the price at which it was sold short will result in a loss to the Funds. There can be no assurance that the Funds will be able to close out the position at any particular time or at an acceptable price.

c. Industry or Sector Concentration In their normal course of business, some of the Funds may invest a significant portion of their assets in companies within a limited number of industries or sectors. As a result, these Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 6 Temporary Borrowings

The Funds, with other funds managed by RS Investments, are parties to a $400 million committed revolving credit facility from State Street Bank and Trust Company, in effect through August 18, 2015, for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the period ended June 30, 2015, the Funds did not borrow under the facility.

Note 7 Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Funds’ financial statements and determined that no material events have occurred that require disclosure.

Note 8 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

36	www.rsinvestments.com

SUPPLEMENTAL INFORMATION (UNAUDITED)

Supplemental Information (unaudited)

Approval of the Investment Advisory Agreements for RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund

The Board of Trustees of RS Investment Trust (the “Trust”), including all the Independent Trustees, met in person on December 2, 2014 to consider the approval of the investment advisory agreements (the “Advisory Agreements”) for RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund (the “Funds”), two new series of the Trust, for the two-year period commencing on their date of execution. Before the Board meeting on December 2, 2014, the Trustees had met on November 4, 2014 with representatives of RS Investment Management Co. LLC (“RS Investments”), the proposed investment adviser of the Funds, to discuss in detail the proposed new Funds.
In their consideration of the Advisory Agreements, the Trustees considered both the information provided specifically for that purpose at their meeting and information they receive and consider throughout the year, both in connection with the general oversight of the RS Funds and in connection with the annual advisory contract renewal process for all of the RS Funds.

The Trustees were assisted in their review by the Independent Trustees’ counsel, who reviewed all of the information presented to the Trustees. The Independent Trustees met separately with their counsel in preparation for their consideration of the Advisory Agreements.

The Trustees considered the nature, extent, and quality of the services expected to be provided by RS Investments. In this regard, the Trustees took into account the membership of the new Solutions Team at RS Investments (expected to manage the Funds) and the experience and expertise of the members of the team, and the anticipated interaction between the members of that team and of other investment teams at RS Investments. They considered the investment RS Investments has made in developing the Solutions Team, including through hiring senior members of the team. The Trustees considered RS Investments’ significant responsibilities in monitoring the services to be provided by the Funds’ service providers, such as the custodian, transfer agent, fund accountant and others.

The Trustees reviewed the proposed advisory fees and expense ratios for the Funds. They compared those fees and expenses against information for a peer group of long/short equity funds for each of the Funds’ Class A shares (the “Class A Custom Peer Group”) and Class Y shares (the “Class Y Custom Peer Group”). The custom peer groups were developed by RS Investments from Morningstar’s universe of long/short equity funds, by selecting funds with total net assets between $15 million and $35 million. The Class A Custom Peer Group is comprised of Class A load-bearing funds with a 12b-1 expense. The Class Y Custom Peer Group includes institutional class funds without a 12b-1 expense. The Trustees considered that the advisory fee for each Fund was lower than both the median and the average advisory fee for the peer funds. The Trustees also considered that the net total expenses of the Funds’ Class A shares (less each Fund’s dividend/interest expense on short sales) were within one basis point of the median of the peer funds’ net total expenses, and below the peer funds’ average net total expenses. They considered that the net total expenses of the Funds’ Class Y shares (less each Fund’s dividend/interest expense on short sales) were eight basis points above the median of the peer funds’ net total expenses, but three basis points below the average.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Trustees considered that RS Investments had begun managing a proprietary account in November 2014, with substantially the same investment strategy, restrictions, and guidelines that would apply to the RS Focused Growth Opportunity Fund. The representatives of RS Investments reported to the Trustees that, other than that account, RS Investments does not currently manage any other accounts or funds using the same investment strategies, and that, as a result, no other comparable performance or expense information was available.

The Trustees discussed with RS Investments the firm’s anticipated profitability with respect to the Funds, whether economies of scale would likely be realized as the Funds grow, and whether a reduction in the advisory fees paid by the Funds by means of breakpoints would be appropriate. Representatives of RS Investments noted that, in light of the fact that the Funds were likely to be in a start-up phase for some time and that RS Investments would likely be making a substantial investment in limiting the Funds’ expenses, it was not expected that RS Investments or its affiliates would be achieving any significant level of profitability from its advisory fees with the Funds, and that it was also not necessary to consider the implementation of breakpoints in the advisory fees.

After reviewing and considering all of the information described above, the Trustees voted unanimously to approve the Advisory Agreements, including the advisory fees proposed in connection with that approval, for the two-year period commencing on their date of execution.

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ website at http://www.rsinvestments.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-766-3863.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

38	www.rsinvestments.com

One Bush Street, Suite 900 San Francisco, CA 94104	PRSRT STD U.S. POSTAGE PAID RS INVESTMENTS

WWW.RSINVESTMENTS.COM // 800.766.3863	R15-1462 (06/15)

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	None.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RS Investment Trust

By (Signature and Title)*	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date: September 3, 2015

By (Signature and Title)*	/s/ Shelly Chu
Shelly Chu, Treasurer
(Principal Financial Officer)

Date: September 3, 2015